UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Sarah Clinton, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

MARCH 31, 2025

Annual Shareholder Report

MARCH 31, 2025

Blackstone Alternative Multi-Strategy Fund

Class I

|  BXMIX

Fund Overview

This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "Period"). This report describes changes to the Fund that occurred during the Period.You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$313Footnote Reference*	3.06%Footnote Reference*

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Institutional Share Class delivered a return of 4.3%Footnote Reference(1) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 3.2%, the MSCI World Total Return Index returned 7.5% and the Bloomberg Global Aggregate Bond Index returned 3.0% for the Period.

What contributed to performance?

  Quantitative equity strategies were the largest contributors to performance, capitalizing on increased dispersion within equity markets.

  Emerging market debt and sovereign bond trading strategies added positively to returns.

  Macro interest rates trading strategies benefited from long positions in interest rates across multiple geographies.

What detracted from performance?

  Commodity trading advisors and mean reversion strategies performed negatively during periods of heightened volatility in global interest rates and currency markets.

  Healthcare-focused equity strategies experienced losses, reflecting broader weakness in the sector.

  Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain the most recent month-end performance,visit www.bxmix.com. The following line graph represents the historical performance of a hypothetical $100,000 initial investment made on March 31, 2015, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.

Cumulative performance: 03/31/2015 - 03/31/2025

Initial investment of $100,000

	Class I	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-15	$100,000	$100,000	$100,000	$100,000
Apr-15	$99,615	$100,214	$102,397	$101,063
May-15	$100,867	$100,474	$102,837	$99,257
Jun-15	$99,711	$99,224	$100,487	$98,822
Jul-15	$101,638	$99,198	$102,324	$99,043
Aug-15	$100,578	$97,001	$95,595	$99,158
Sep-15	$99,904	$94,992	$92,112	$99,664
Oct-15	$100,193	$96,382	$99,438	$99,874
Nov-15	$100,674	$95,685	$98,992	$98,221
Dec-15	$99,957	$94,413	$97,292	$98,743
Jan-16	$97,784	$91,804	$91,496	$99,599
Feb-16	$95,611	$91,509	$90,871	$101,816
Mar-16	$96,994	$92,644	$97,104	$104,568
Apr-16	$98,278	$93,022	$98,702	$105,959
May-16	$99,167	$93,449	$99,347	$104,537
Jun-16	$98,673	$93,633	$98,282	$107,590
Jul-16	$99,760	$94,994	$102,460	$108,401
Aug-16	$99,760	$95,145	$102,597	$107,874
Sep-16	$100,649	$95,672	$103,189	$108,468
Oct-16	$100,649	$95,125	$101,218	$105,458
Nov-16	$100,451	$95,955	$102,729	$101,268
Dec-16	$101,305	$96,777	$105,224	$100,803
Jan-17	$102,992	$97,262	$107,788	$101,939
Feb-17	$103,786	$98,355	$110,832	$102,421
Mar-17	$104,778	$98,382	$112,092	$102,578
Apr-17	$106,366	$98,800	$113,807	$103,734
May-17	$107,556	$99,041	$116,325	$105,340
Jun-17	$106,465	$99,253	$116,816	$105,247
Jul-17	$107,457	$100,173	$119,648	$107,017
Aug-17	$108,449	$100,467	$119,877	$108,077
Sep-17	$108,350	$101,065	$122,615	$107,103
Oct-17	$109,342	$101,763	$124,963	$106,698
Nov-17	$108,648	$101,830	$127,735	$107,883
Dec-17	$108,592	$102,578	$129,502	$108,257
Jan-18	$108,896	$105,086	$136,369	$109,547
Feb-18	$107,479	$102,542	$130,777	$108,575
Mar-18	$107,884	$101,535	$128,011	$109,731
Apr-18	$108,896	$101,629	$129,561	$107,973
May-18	$107,276	$101,897	$130,496	$107,154
Jun-18	$107,175	$101,708	$130,481	$106,678
Jul-18	$108,187	$101,557	$134,589	$106,499
Aug-18	$108,491	$102,016	$136,318	$106,611
Sep-18	$109,807	$101,314	$137,134	$105,692
Oct-18	$108,086	$98,167	$127,097	$104,511
Nov-18	$108,187	$97,562	$128,607	$104,838
Dec-18	$106,939	$95,684	$118,877	$106,958
Jan-19	$109,826	$97,717	$128,166	$108,586
Feb-19	$111,064	$98,335	$132,085	$107,961
Mar-19	$110,960	$98,168	$133,909	$109,313
Apr-19	$111,889	$98,818	$138,735	$108,989
May-19	$110,754	$98,142	$130,855	$110,465
Jun-19	$112,404	$99,723	$139,532	$112,914
Jul-19	$113,332	$100,492	$140,262	$112,601
Aug-19	$111,889	$100,877	$137,461	$114,890
Sep-19	$111,785	$101,328	$140,451	$113,722
Oct-19	$111,992	$101,637	$144,064	$114,479
Nov-19	$112,610	$102,683	$148,145	$113,611
Dec-19	$114,179	$103,932	$152,640	$114,273
Jan-20	$114,714	$104,358	$151,754	$115,732
Feb-20	$113,645	$102,858	$138,992	$116,511
Mar-20	$97,288	$96,808	$120,689	$113,900
Apr-20	$98,891	$99,596	$133,940	$116,136
May-20	$101,778	$101,030	$140,503	$116,647
Jun-20	$104,878	$102,798	$144,282	$117,685
Jul-20	$106,268	$104,175	$151,237	$121,439
Aug-20	$107,444	$105,780	$161,400	$121,257
Sep-20	$107,230	$105,600	$155,896	$120,821
Oct-20	$106,482	$105,368	$151,157	$120,942
Nov-20	$109,582	$108,339	$170,550	$123,143
Dec-20	$112,923	$110,993	$177,833	$124,793
Jan-21	$113,475	$110,816	$176,108	$123,695
Feb-21	$114,908	$112,500	$180,687	$121,567
Mar-21	$115,129	$112,433	$186,794	$119,233
Apr-21	$118,217	$114,265	$195,573	$120,735
May-21	$118,658	$114,699	$198,507	$121,870
Jun-21	$119,650	$115,135	$201,524	$120,798
Jul-21	$119,209	$114,629	$205,192	$122,404
Aug-21	$119,650	$115,408	$210,362	$121,890
Sep-21	$119,540	$114,970	$201,717	$119,721
Oct-21	$119,430	$116,004	$213,194	$119,433
Nov-21	$118,217	$114,508	$208,589	$119,087
Dec-21	$118,879	$115,046	$217,559	$118,920
Jan-22	$116,636	$113,355	$206,093	$116,482
Feb-22	$116,075	$112,947	$200,941	$115,096
Mar-22	$117,533	$113,489	$206,587	$111,586
Apr-22	$115,851	$112,468	$189,508	$105,471
May-22	$115,178	$111,230	$189,798	$105,756
Jun-22	$112,598	$109,228	$173,425	$102,361
Jul-22	$111,813	$109,818	$187,244	$104,541
Aug-22	$112,150	$110,861	$179,489	$100,412
Sep-22	$110,916	$109,797	$162,877	$95,251
Oct-22	$111,589	$109,885	$174,618	$94,593
Nov-22	$112,486	$110,050	$186,846	$99,049
Dec-22	$113,383	$109,984	$178,982	$99,584
Jan-23	$114,505	$111,820	$191,694	$102,850
Feb-23	$115,066	$111,295	$187,161	$99,435
Mar-23	$114,281	$109,971	$193,080	$102,578
Apr-23	$114,168	$110,346	$196,563	$103,030
May-23	$113,608	$109,833	$194,751	$101,016
Jun-23	$115,626	$110,669	$206,603	$101,008
Jul-23	$118,094	$111,246	$213,596	$101,708
Aug-23	$118,206	$111,611	$208,581	$100,316
Sep-23	$118,318	$111,497	$199,656	$97,386
Oct-23	$117,869	$110,585	$193,911	$96,222
Nov-23	$120,225	$111,838	$212,189	$101,074
Dec-23	$122,366	$113,388	$222,681	$105,275
Jan-24	$123,178	$113,753	$225,404	$103,822
Feb-24	$124,571	$114,796	$235,049	$102,517
Mar-24	$126,545	$116,237	$242,735	$103,082
Apr-24	$126,313	$115,609	$233,827	$100,484
May-24	$127,474	$116,303	$244,419	$101,800
Jun-24	$128,170	$116,663	$249,479	$101,943
Jul-24	$127,706	$117,527	$253,919	$104,757
Aug-24	$128,403	$118,020	$260,724	$107,239
Sep-24	$128,867	$119,142	$265,600	$109,062
Oct-24	$129,564	$118,355	$260,394	$105,409
Nov-24	$130,841	$119,349	$272,424	$105,767
Dec-24	$131,508	$119,361	$265,423	$103,493
Jan-25	$133,104	$120,555	$274,845	$104,083
Feb-25	$132,736	$120,893	$272,949	$105,571
Mar-25	$131,999	$120,001	$260,792	$106,270

1

Average Annual Total Returns (%) (as of March 31, 2025)

Fund	1 Year	5 Years	10 Years
Class I	4.31%	6.29%	2.82%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.84%
MSCI World Total Return Index	7.50%	16.67%	10.06%
Bloomberg Global Aggregate Bond Index	3.04%	(1.38%)	0.61%

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$3,708,064,169
Total Number of Portfolio Holdings	5,139
Portfolio Turnover RateFootnote Reference**	397%
Total Advisory Fees Paid	$68,245,875

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

What did the Fund invest in? (as of March 31, 2025)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	27.5%
Mortgage-Backed SecuritiesFootnote Reference(2)	16.9%
Investments in Investee Funds	10.6%
Corporate Bonds & Notes	8.1%
Asset-Backed Securities	6.5%
Sovereign Debt	4.1%
Bank Debt	3.6%
Purchased Options	1.1%
U.S. Treasury Obligations	1.0%
Closed-End Fund	0.9%
Money Market Fund	0.1%
Warrants	0.1%
Preferred Stock	0.1%
Exchange-Traded FundsFootnote Reference(3)	0.0%
Convertible BondsFootnote Reference(3)	0.0%
RightsFootnote Reference(3)	0.0%
Securities Sold Short	-34.8%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(4)	52.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Blackstone Alternative Multi-Strategy Fund

Class I

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 156% for the year ended March 31, 2025.
Footnote(1)	Performance is shown net of the Expense Ratio less waived expenses. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.
Footnote(2)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 8.9% of Total Net Assets.
Footnote(3)	Represents less than 0.1% of Total Net Assets.
Footnote(4)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

2

MARCH 31, 2025

Annual Shareholder Report

MARCH 31, 2025

Blackstone Alternative Multi-Strategy Fund

Class D

|  BXMDX

Fund Overview

This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "Period"). This report describes changes to the Fund that occurred during the Period.You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$338Footnote Reference*	3.31%Footnote Reference*

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class D delivered a return of 4.1%Footnote Reference(1) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 3.2%, the MSCI World Total Return Index returned 7.5% and the Bloomberg Global Aggregate Bond Index returned 3.0% for the Period.

What contributed to performance?

  Quantitative equity strategies were the largest contributors to performance, capitalizing on increased dispersion within equity markets.

  Emerging market debt and sovereign bond trading strategies added positively to returns.

  Macro interest rates trading strategies benefited from long positions in interest rates across multiple geographies.

What detracted from performance?

  Commodity trading advisors and mean reversion strategies performed negatively during periods of heightened volatility in global interest rates and currency markets.

  Healthcare-focused equity strategies experienced losses, reflecting broader weakness in the sector.

  Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain the most recent month-end performance,visit www.bxmix.com. The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2015, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.

Cumulative performance: 03/31/2015 - 03/31/2025

Initial investment of $10,000

	Class D	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-15	$10,000	$10,000	$10,000	$10,000
Apr-15	$9,961	$10,021	$10,240	$10,106
May-15	$10,077	$10,047	$10,284	$9,926
Jun-15	$9,961	$9,922	$10,049	$9,882
Jul-15	$10,154	$9,920	$10,232	$9,904
Aug-15	$10,039	$9,700	$9,560	$9,916
Sep-15	$9,981	$9,499	$9,211	$9,966
Oct-15	$10,000	$9,638	$9,944	$9,987
Nov-15	$10,048	$9,569	$9,899	$9,822
Dec-15	$9,984	$9,441	$9,729	$9,874
Jan-16	$9,757	$9,180	$9,150	$9,960
Feb-16	$9,540	$9,151	$9,087	$10,182
Mar-16	$9,678	$9,264	$9,710	$10,457
Apr-16	$9,797	$9,302	$9,870	$10,596
May-16	$9,886	$9,345	$9,935	$10,454
Jun-16	$9,826	$9,363	$9,828	$10,759
Jul-16	$9,935	$9,499	$10,246	$10,840
Aug-16	$9,945	$9,515	$10,260	$10,787
Sep-16	$10,024	$9,567	$10,319	$10,847
Oct-16	$10,024	$9,513	$10,122	$10,546
Nov-16	$10,004	$9,596	$10,273	$10,127
Dec-16	$10,087	$9,678	$10,522	$10,080
Jan-17	$10,255	$9,726	$10,779	$10,194
Feb-17	$10,334	$9,835	$11,083	$10,242
Mar-17	$10,423	$9,838	$11,209	$10,258
Apr-17	$10,582	$9,880	$11,381	$10,373
May-17	$10,691	$9,904	$11,632	$10,534
Jun-17	$10,582	$9,925	$11,682	$10,525
Jul-17	$10,681	$10,017	$11,965	$10,702
Aug-17	$10,770	$10,047	$11,988	$10,808
Sep-17	$10,750	$10,107	$12,261	$10,710
Oct-17	$10,849	$10,176	$12,496	$10,670
Nov-17	$10,780	$10,183	$12,773	$10,788
Dec-17	$10,775	$10,258	$12,950	$10,826
Jan-18	$10,805	$10,509	$13,637	$10,955
Feb-18	$10,654	$10,254	$13,078	$10,857
Mar-18	$10,695	$10,154	$12,801	$10,973
Apr-18	$10,795	$10,163	$12,956	$10,797
May-18	$10,624	$10,190	$13,050	$10,715
Jun-18	$10,614	$10,171	$13,048	$10,668
Jul-18	$10,705	$10,156	$13,459	$10,650
Aug-18	$10,735	$10,202	$13,632	$10,661
Sep-18	$10,865	$10,131	$13,713	$10,569
Oct-18	$10,695	$9,817	$12,710	$10,451
Nov-18	$10,695	$9,756	$12,861	$10,484
Dec-18	$10,574	$9,568	$11,888	$10,696
Jan-19	$10,860	$9,772	$12,817	$10,859
Feb-19	$10,972	$9,834	$13,208	$10,796
Mar-19	$10,962	$9,817	$13,391	$10,931
Apr-19	$11,023	$9,882	$13,873	$10,899
May-19	$10,911	$9,814	$13,085	$11,047
Jun-19	$11,064	$9,972	$13,953	$11,291
Jul-19	$11,156	$10,049	$14,026	$11,260
Aug-19	$11,034	$10,088	$13,746	$11,489
Sep-19	$11,023	$10,133	$14,045	$11,372
Oct-19	$11,034	$10,164	$14,406	$11,448
Nov-19	$11,095	$10,268	$14,815	$11,361
Dec-19	$11,241	$10,393	$15,264	$11,427
Jan-20	$11,293	$10,436	$15,175	$11,573
Feb-20	$11,188	$10,286	$13,899	$11,651
Mar-20	$9,581	$9,681	$12,069	$11,390
Apr-20	$9,738	$9,960	$13,394	$11,614
May-20	$10,022	$10,103	$14,050	$11,665
Jun-20	$10,327	$10,280	$14,428	$11,769
Jul-20	$10,453	$10,418	$15,124	$12,144
Aug-20	$10,568	$10,578	$16,140	$12,126
Sep-20	$10,537	$10,560	$15,590	$12,082
Oct-20	$10,463	$10,537	$15,116	$12,094
Nov-20	$10,778	$10,834	$17,055	$12,314
Dec-20	$11,096	$11,099	$17,783	$12,479
Jan-21	$11,139	$11,082	$17,611	$12,369
Feb-21	$11,290	$11,250	$18,069	$12,157
Mar-21	$11,312	$11,243	$18,679	$11,923
Apr-21	$11,603	$11,427	$19,557	$12,074
May-21	$11,646	$11,470	$19,851	$12,187
Jun-21	$11,743	$11,514	$20,152	$12,080
Jul-21	$11,700	$11,463	$20,519	$12,240
Aug-21	$11,733	$11,541	$21,036	$12,189
Sep-21	$11,722	$11,497	$20,172	$11,972
Oct-21	$11,700	$11,600	$21,319	$11,943
Nov-21	$11,581	$11,451	$20,859	$11,909
Dec-21	$11,646	$11,505	$21,756	$11,892
Jan-22	$11,427	$11,335	$20,609	$11,648
Feb-22	$11,372	$11,295	$20,094	$11,510
Mar-22	$11,504	$11,349	$20,659	$11,159
Apr-22	$11,328	$11,247	$18,951	$10,547
May-22	$11,273	$11,123	$18,980	$10,576
Jun-22	$11,010	$10,923	$17,342	$10,236
Jul-22	$10,933	$10,982	$18,724	$10,454
Aug-22	$10,966	$11,086	$17,949	$10,041
Sep-22	$10,845	$10,980	$16,288	$9,525
Oct-22	$10,911	$10,988	$17,462	$9,459
Nov-22	$10,988	$11,005	$18,685	$9,905
Dec-22	$11,065	$10,998	$17,898	$9,958
Jan-23	$11,174	$11,182	$19,169	$10,285
Feb-23	$11,229	$11,129	$18,716	$9,944
Mar-23	$11,152	$10,997	$19,308	$10,258
Apr-23	$11,141	$11,035	$19,656	$10,303
May-23	$11,086	$10,983	$19,475	$10,102
Jun-23	$11,273	$11,067	$20,660	$10,101
Jul-23	$11,515	$11,125	$21,360	$10,171
Aug-23	$11,526	$11,161	$20,858	$10,032
Sep-23	$11,537	$11,150	$19,966	$9,739
Oct-23	$11,493	$11,058	$19,391	$9,622
Nov-23	$11,712	$11,184	$21,219	$10,107
Dec-23	$11,919	$11,339	$22,268	$10,527
Jan-24	$11,987	$11,375	$22,540	$10,382
Feb-24	$12,135	$11,480	$23,505	$10,252
Mar-24	$12,317	$11,624	$24,274	$10,308
Apr-24	$12,294	$11,561	$23,383	$10,048
May-24	$12,407	$11,630	$24,442	$10,180
Jun-24	$12,476	$11,666	$24,948	$10,194
Jul-24	$12,419	$11,753	$25,392	$10,476
Aug-24	$12,487	$11,802	$26,072	$10,724
Sep-24	$12,532	$11,914	$26,560	$10,906
Oct-24	$12,600	$11,836	$26,039	$10,541
Nov-24	$12,714	$11,935	$27,242	$10,577
Dec-24	$12,781	$11,936	$26,542	$10,349
Jan-25	$12,936	$12,055	$27,485	$10,408
Feb-25	$12,900	$12,089	$27,295	$10,557
Mar-25	$12,817	$12,000	$26,079	$10,627

1

Average Annual Total Returns (%) (as of March 31, 2025)

Fund	1 Year	5 Years	10 Years
Class D	4.06%	5.99%	2.51%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.84%
MSCI World Total Return Index	7.50%	16.67%	10.06%
Bloomberg Global Aggregate Bond Index	3.04%	(1.38%)	0.61%

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$3,708,064,169
Total Number of Portfolio Holdings	5,139
Portfolio Turnover RateFootnote Reference**	397%
Total Advisory Fees Paid	$68,245,875

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

What did the Fund invest in? (as of March 31, 2025)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	27.5%
Mortgage-Backed SecuritiesFootnote Reference(2)	16.9%
Investments in Investee Funds	10.6%
Corporate Bonds & Notes	8.1%
Asset-Backed Securities	6.5%
Sovereign Debt	4.1%
Bank Debt	3.6%
Purchased Options	1.1%
U.S. Treasury Obligations	1.0%
Closed-End Fund	0.9%
Money Market Fund	0.1%
Warrants	0.1%
Preferred Stock	0.1%
Exchange-Traded FundsFootnote Reference(3)	0.0%
Convertible BondsFootnote Reference(3)	0.0%
RightsFootnote Reference(3)	0.0%
Securities Sold Short	-34.8%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(4)	52.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Blackstone Alternative Multi-Strategy Fund

Class D

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 156% for the year ended March 31, 2025.
Footnote(1)	Performance is shown net of the Expense Ratio less waived expenses. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.
Footnote(2)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 8.9% of Total Net Assets.
Footnote(3)	Represents less than 0.1% of Total Net Assets.
Footnote(4)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

2

MARCH 31, 2025

Annual Shareholder Report

MARCH 31, 2025

Blackstone Alternative Multi-Strategy Fund

Class Y

|  BXMYX

Fund Overview

This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "Period"). This report describes changes to the Fund that occurred during the Period.You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$311Footnote Reference*	3.04%Footnote Reference*

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class Y delivered a return of 4.4%Footnote Reference(1) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 3.2%, the MSCI World Total Return Index returned 7.5% and the Bloomberg Global Aggregate Bond Index returned 3.0% for the Period.

What contributed to performance?

  Quantitative equity strategies were the largest contributors to performance, capitalizing on increased dispersion within equity markets.

  Emerging market debt and sovereign bond trading strategies added positively to returns.

  Macro interest rates trading strategies benefited from long positions in interest rates across multiple geographies.

What detracted from performance?

  Commodity trading advisors and mean reversion strategies performed negatively during periods of heightened volatility in global interest rates and currency markets.

  Healthcare-focused equity strategies experienced losses, reflecting broader weakness in the sector.

  Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain the most recent month-end performance,visit www.bxmix.com. The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2015, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.

Cumulative performance: 03/31/2015 - 03/31/2025

Initial investment of $10,000

	Class Y	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-15	$10,000	$10,000	$10,000	$10,000
Apr-15	$9,951	$10,021	$10,240	$10,106
May-15	$10,078	$10,047	$10,284	$9,926
Jun-15	$9,961	$9,922	$10,049	$9,882
Jul-15	$10,165	$9,920	$10,232	$9,904
Aug-15	$10,058	$9,700	$9,560	$9,916
Sep-15	$9,990	$9,499	$9,211	$9,966
Oct-15	$10,019	$9,638	$9,944	$9,987
Nov-15	$10,068	$9,569	$9,899	$9,822
Dec-15	$10,009	$9,441	$9,729	$9,874
Jan-16	$9,789	$9,180	$9,150	$9,960
Feb-16	$9,570	$9,151	$9,087	$10,182
Mar-16	$9,710	$9,264	$9,710	$10,457
Apr-16	$9,839	$9,302	$9,870	$10,596
May-16	$9,929	$9,345	$9,935	$10,454
Jun-16	$9,869	$9,363	$9,828	$10,759
Jul-16	$9,979	$9,499	$10,246	$10,840
Aug-16	$9,989	$9,515	$10,260	$10,787
Sep-16	$10,078	$9,567	$10,319	$10,847
Oct-16	$10,078	$9,513	$10,122	$10,546
Nov-16	$10,058	$9,596	$10,273	$10,127
Dec-16	$10,155	$9,678	$10,522	$10,080
Jan-17	$10,316	$9,726	$10,779	$10,194
Feb-17	$10,406	$9,835	$11,083	$10,242
Mar-17	$10,496	$9,838	$11,209	$10,258
Apr-17	$10,666	$9,880	$11,381	$10,373
May-17	$10,776	$9,904	$11,632	$10,534
Jun-17	$10,676	$9,925	$11,682	$10,525
Jul-17	$10,766	$10,017	$11,965	$10,702
Aug-17	$10,866	$10,047	$11,988	$10,808
Sep-17	$10,856	$10,107	$12,261	$10,710
Oct-17	$10,957	$10,176	$12,496	$10,670
Nov-17	$10,886	$10,183	$12,773	$10,788
Dec-17	$10,890	$10,258	$12,950	$10,826
Jan-18	$10,921	$10,509	$13,637	$10,955
Feb-18	$10,778	$10,254	$13,078	$10,857
Mar-18	$10,829	$10,154	$12,801	$10,973
Apr-18	$10,931	$10,163	$12,956	$10,797
May-18	$10,757	$10,190	$13,050	$10,715
Jun-18	$10,757	$10,171	$13,048	$10,668
Jul-18	$10,849	$10,156	$13,459	$10,650
Aug-18	$10,890	$10,202	$13,632	$10,661
Sep-18	$11,023	$10,131	$13,713	$10,569
Oct-18	$10,849	$9,817	$12,710	$10,451
Nov-18	$10,849	$9,756	$12,861	$10,484
Dec-18	$10,731	$9,568	$11,888	$10,696
Jan-19	$11,023	$9,772	$12,817	$10,859
Feb-19	$11,148	$9,834	$13,208	$10,796
Mar-19	$11,137	$9,817	$13,391	$10,931
Apr-19	$11,231	$9,882	$13,873	$10,899
May-19	$11,127	$9,814	$13,085	$11,047
Jun-19	$11,283	$9,972	$13,953	$11,291
Jul-19	$11,377	$10,049	$14,026	$11,260
Aug-19	$11,231	$10,088	$13,746	$11,489
Sep-19	$11,231	$10,133	$14,045	$11,372
Oct-19	$11,242	$10,164	$14,406	$11,448
Nov-19	$11,304	$10,268	$14,815	$11,361
Dec-19	$11,461	$10,393	$15,264	$11,427
Jan-20	$11,515	$10,436	$15,175	$11,573
Feb-20	$11,418	$10,286	$13,899	$11,651
Mar-20	$9,773	$9,681	$12,069	$11,390
Apr-20	$9,935	$9,960	$13,394	$11,614
May-20	$10,227	$10,103	$14,050	$11,665
Jun-20	$10,541	$10,280	$14,428	$11,769
Jul-20	$10,682	$10,418	$15,124	$12,144
Aug-20	$10,801	$10,578	$16,140	$12,126
Sep-20	$10,779	$10,560	$15,590	$12,082
Oct-20	$10,703	$10,537	$15,116	$12,094
Nov-20	$11,017	$10,834	$17,055	$12,314
Dec-20	$11,345	$11,099	$17,783	$12,479
Jan-21	$11,401	$11,082	$17,611	$12,369
Feb-21	$11,557	$11,250	$18,069	$12,157
Mar-21	$11,580	$11,243	$18,679	$11,923
Apr-21	$11,893	$11,427	$19,557	$12,074
May-21	$11,926	$11,470	$19,851	$12,187
Jun-21	$12,038	$11,514	$20,152	$12,080
Jul-21	$11,993	$11,463	$20,519	$12,240
Aug-21	$12,027	$11,541	$21,036	$12,189
Sep-21	$12,027	$11,497	$20,172	$11,972
Oct-21	$12,016	$11,600	$21,319	$11,943
Nov-21	$11,893	$11,451	$20,859	$11,909
Dec-21	$11,960	$11,505	$21,756	$11,892
Jan-22	$11,744	$11,335	$20,609	$11,648
Feb-22	$11,675	$11,295	$20,094	$11,510
Mar-22	$11,823	$11,349	$20,659	$11,159
Apr-22	$11,653	$11,247	$18,951	$10,547
May-22	$11,596	$11,123	$18,980	$10,576
Jun-22	$11,334	$10,923	$17,342	$10,236
Jul-22	$11,255	$10,982	$18,724	$10,454
Aug-22	$11,289	$11,086	$17,949	$10,041
Sep-22	$11,175	$10,980	$16,288	$9,525
Oct-22	$11,243	$10,988	$17,462	$9,459
Nov-22	$11,323	$11,005	$18,685	$9,905
Dec-22	$11,414	$10,998	$17,898	$9,958
Jan-23	$11,528	$11,182	$19,169	$10,285
Feb-23	$11,584	$11,129	$18,716	$9,944
Mar-23	$11,505	$10,997	$19,308	$10,258
Apr-23	$11,494	$11,035	$19,656	$10,303
May-23	$11,448	$10,983	$19,475	$10,102
Jun-23	$11,653	$11,067	$20,660	$10,101
Jul-23	$11,891	$11,125	$21,360	$10,171
Aug-23	$11,903	$11,161	$20,858	$10,032
Sep-23	$11,926	$11,150	$19,966	$9,739
Oct-23	$11,880	$11,058	$19,391	$9,622
Nov-23	$12,119	$11,184	$21,219	$10,107
Dec-23	$12,329	$11,339	$22,268	$10,527
Jan-24	$12,412	$11,375	$22,540	$10,382
Feb-24	$12,565	$11,480	$23,505	$10,252
Mar-24	$12,753	$11,624	$24,274	$10,308
Apr-24	$12,730	$11,561	$23,383	$10,048
May-24	$12,847	$11,630	$24,442	$10,180
Jun-24	$12,930	$11,666	$24,948	$10,194
Jul-24	$12,883	$11,753	$25,392	$10,476
Aug-24	$12,953	$11,802	$26,072	$10,724
Sep-24	$13,001	$11,914	$26,560	$10,906
Oct-24	$13,071	$11,836	$26,039	$10,541
Nov-24	$13,189	$11,935	$27,242	$10,577
Dec-24	$13,271	$11,936	$26,542	$10,349
Jan-25	$13,420	$12,055	$27,485	$10,408
Feb-25	$13,395	$12,089	$27,295	$10,557
Mar-25	$13,308	$12,000	$26,079	$10,627

1

Average Annual Total Returns (%) (as of March 31, 2025)

Fund	1 Year	5 Years	10 Years
Class Y	4.35%	6.37%	2.90%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.84%
MSCI World Total Return Index	7.50%	16.67%	10.06%
Bloomberg Global Aggregate Bond Index	3.04%	(1.38%)	0.61%

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$3,708,064,169
Total Number of Portfolio Holdings	5,139
Portfolio Turnover RateFootnote Reference**	397%
Total Advisory Fees Paid	$68,245,875

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

What did the Fund invest in? (as of March 31, 2025)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	27.5%
Mortgage-Backed SecuritiesFootnote Reference(2)	16.9%
Investments in Investee Funds	10.6%
Corporate Bonds & Notes	8.1%
Asset-Backed Securities	6.5%
Sovereign Debt	4.1%
Bank Debt	3.6%
Purchased Options	1.1%
U.S. Treasury Obligations	1.0%
Closed-End Fund	0.9%
Money Market Fund	0.1%
Warrants	0.1%
Preferred Stock	0.1%
Exchange-Traded FundsFootnote Reference(3)	0.0%
Convertible BondsFootnote Reference(3)	0.0%
RightsFootnote Reference(3)	0.0%
Securities Sold Short	-34.8%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(4)	52.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Blackstone Alternative Multi-Strategy Fund

Class Y

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 156% for the year ended March 31, 2025.
Footnote(1)	Performance is shown net of the Expense Ratio less waived expenses. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.
Footnote(2)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 8.9% of Total Net Assets.
Footnote(3)	Represents less than 0.1% of Total Net Assets.
Footnote(4)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

2

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s co-principal executive officers, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s code of ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is attached under Item 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1) The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(2)	The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this

Item 3 of Form N-CSR.

(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

	Current Fiscal Year(1)	Previous Fiscal Year
(a) Audit Fees	$325,000	$415,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees(2)	$45,150	$43,400
(d) All Other Fees	$0	$0

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.

(2)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the Registrant’s independent auditors provide to the Registrant, and (ii) all non-audit services that the Registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC (“BAIA”), the investment adviser of the Registrant, and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	Current Fiscal Year	Previous Fiscal Year
(b)	0%	0%
(c)	0%	0%
(d)	0%	0%

(f)	Not applicable.

(g)

Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Current Fiscal Year	Previous Fiscal Year
$0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Registrant’s Financial Statements filed under Item 7(a) of this form.

(b)	Not applicable.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2025

All investors should consider the investment objectives, risks, charges and expenses of the Blackstone Alternative Multi-Strategy Fund (the “Fund”) carefully before investing. The prospectus and the summary prospectus contain this and other information about the Fund. You can obtain a prospectus and a summary prospectus from the Fund’s website (www.bxmix.com). All investors are urged to carefully read the prospectus and the summary prospectus in its entirety before investing. Interests in the Fund are offered through Blackstone Securities Partners L.P., (the “Distributor” or “BSP”) a member of FINRA and an affiliate of Blackstone Alternative Investment Advisors LLC, the Fund’s investment adviser (“BAIA” or the “Investment Adviser”).

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - BAIA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Debt Securities Risk - investments in debt securities, such as bonds and certain asset backed securities involve certain risks which may cause the securities to lose value, including credit risk, liquidity risk, extension risk, interest rate risk, prepayment risk, event risk, inflation risk, and variable and floating rate instrument risk. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can subject to counterparty credit risk, and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Equity Securities Risk - there is a risk of loss associated with price fluctuations of equity and preferred securities which change based on a company’s financial condition and overall market and economic environment. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Inflation Risk - Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Investment Style Risk - Different investment styles tend to shift in and out of favor depending on market and economic conditions and investor sentiment, and the Fund could underperform other funds that invest in similar asset classes but employ different investment styles.

Large Purchase and Redemption Risk - large purchase or redemption activity could result in the Fund incurring additional costs, selling portfolio securities, investing cash, or holding a relatively large amount of cash at times when it would not otherwise do so, which could have an adverse effect on performance. Leverage Risk - use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Liquidity Risk - some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value and if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. Market Risk and Selection Risk - one or more markets in which the Fund invests may go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Significant shocks to or disruptions of the financial markets or the real economy could adversely affect the liquidity and volatility of securities held by the Fund. Mortgage- and Asset-Based Securities Risk - these securities are subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Model and Technology Risk -involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

March 31, 2025

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 79.4%
COMMON STOCK — 27.5%
Africa — 0.0%
Materials — 0.0%
IAMGOLD Corp. (a)	68,800	$430,000
Sasol Ltd., ADR (a)	16,000	67,680
Sibanye Stillwater Ltd., ADR (a)	80,100	366,858

		864,538

Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	1,700	8,874

Total Africa		873,412

Asia — 0.2%
Automobiles & Components — 0.0%
Hesai Group, ADR (a)	16,200	239,760
Niu Technologies, ADR (a)	1,099	4,484

		244,244

Banks — 0.0%
HDFC Bank Ltd., ADR	5,600	372,064
Mitsubishi UFJ Financial Group, Inc. (b)	36,400	496,270
Shinhan Financial Group Co., Ltd., ADR	200	6,416

		874,750

Capital Goods — 0.0%
BioNexus Gene Lab Corp. (a)	33	8
China Yuchai International Ltd.	100	1,699
EHang Holdings Ltd., ADR (a)	200	4,178

		5,885

Commercial & Professional Services — 0.0%
Sunrise New Energy Co., Ltd., Class A (a),(c)	27	27
TaskUS, Inc., Class A (a)	4,000	54,520
VCI Global Ltd. (a)	35	15

		54,562

Consumer Services — 0.0%
E-Home Household Service Holdings Ltd. (a)	1	1
Jiade Ltd. (a)	5	3
MakeMyTrip Ltd. (a)	500	48,995
New Oriental Education & Technology Group, Inc., ADR (a)	10	478
TAL Education Group, ADR (a)	5,000	66,050
Tuniu Corp., ADR	1,500	1,650

		117,177

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Diversified Financials — 0.0%
FinVolution Group, ADR	100	$963
Japan Exchange Group, Inc. (b)	15,700	161,568
LexinFintech Holdings Ltd., ADR	18,100	182,629
Lufax Holding Ltd., ADR (a)	20,700	61,479
Noah Holdings Ltd., ADR	600	5,670
Qudian, Inc., ADR (a)	100	269
Solowin Holdings (a)	11	18
Up Fintech Holding Ltd., ADR (a)	18,600	159,774

		572,370

Energy — 0.0%
Bw Lpg Ltd. (d)	200	2,176
PTL Ltd. (a)	7	9

		2,185

Food & Staples Retailing — 0.0%
Dada Nexus Ltd., ADR (a)	1,800	3,330

Materials — 0.0%
CN Energy Group, Inc., Class A (a)	34	5
Silvercorp Metals, Inc.	7,300	28,251

		28,256

Media & Entertainment — 0.1%
Bilibili, Inc., ADR (a)	14,200	271,362
Grindr, Inc. (a)	14,400	257,760
Hello Group, Inc., ADR (a)	2,300	14,513
iQIYI, Inc., ADR (a)	49,100	110,966
JOYY, Inc., ADR (a)	500	20,990
Nintendo Co., Ltd. (b)	9,800	666,181
Pop Culture Group Co. Ltd., Class A (a)	40	25
Sea Ltd., ADR (a)	8,200	1,070,018
Weibo Corp., ADR (a)	12,700	120,269

		2,532,084

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BeiGene Ltd., ADR (a)	500	136,085
I-Mab, ADR (a)	7,500	6,179
Zai Lab Ltd., ADR (a)	200	7,228

		149,492

Retailing — 0.1%
Baozun, Inc., ADR (a)	11,900	32,487
Coupang, Inc. (a)	50,600	1,109,658
Jiuzi Holdings, Inc. (a)	1	4

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
J-Long Group Ltd. (a)	45	$179
Tokyo Lifestyle Co., Ltd., ADR (a)	10	34

		1,142,362

Semiconductors & Semiconductor Equipment — 0.0%
Himax Technologies, Inc., ADR	13,800	101,430
Magnachip Semiconductor Corp. (a)	5,100	17,493
NXP Semiconductors NV (b)	459	87,238
Silicon Motion Technology Corp., ADR	400	20,224
STMicroelectronics NV	28,900	634,644

		861,029

Software & Services — 0.0%
GDS Holdings Ltd., ADR (a)	3,800	96,254
Infosys Ltd., ADR	15,400	281,050
Kingsoft Cloud Holdings Ltd., ADR (a)	800	11,488
Tuya, Inc., ADR	16,500	49,995
Vnet Group, Inc., ADR (a)	34,800	285,360

		724,147

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	35,300	30,986

Telecommunication Services — 0.0%
Telkom Indonesia Persero Tbk. PT, ADR	200	2,954
VEON Ltd., ADR (a)	100	4,361

		7,315

Transportation — 0.0%
Grab Holdings Ltd., Class A (a)	129,500	586,635

Total Asia		7,936,809

Europe — 0.7%
Automobiles & Components — 0.0%
Ferrari NV (b)	2,473	1,056,121

Capital Goods — 0.1%
AerCap Holdings NV	5,500	561,935
Airbus SE (a),(b)	9,098	1,602,028
Luxfer Holdings PLC, ADR	2,300	27,278
Siemens AG (b)	9,510	2,196,299
T1 Energy, Inc. (a)	300	378

		4,387,918

Consumer Durables & Apparel — 0.1%
Amer Sports, Inc. (a)	124,093	3,317,006
Ermenegildo Zegna NV	5,000	37,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
On Holding AG, Class A (a)	2,300	$101,016

		3,455,022

Diversified Financials — 0.1%
Marex Group PLC	79,186	2,796,850

Energy — 0.1%
Eni SpA (b)	7,207	111,467
Equinor ASA (b)	21,352	563,879
KNOT Offshore Partners LP	2,800	19,544
StealthGas, Inc. (a)	4,400	24,860
TotalEnergies SE (b)	9,041	582,539
Tsakos Energy Navigation Ltd.	4,500	76,770

		1,379,059

Food, Beverage & Tobacco — 0.0%
British American Tobacco PLC, ADR	500	20,685
Coca-Cola Europacific Partners PLC	1,400	121,842
Nomad Foods Ltd.	12,600	247,590

		390,117

Insurance — 0.0%
Fidelis Insurance Holdings Ltd.	2,100	34,020

Materials — 0.0%
Anglogold Ashanti PLC	200	7,424
Mercer International, Inc.	3,000	18,450
Titan America SA (a)	28,674	387,672

		413,546

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	3,500	123,935
Gambling.com Group Ltd. (a)	100	1,262
Trivago NV, ADR (a)	1,500	6,150

		131,347

Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
AC Immune SA (a)	100	187
Achilles Therapeutics PLC, ADR (a),(e)	1,700	2,516
Akanda Corp. (a)	3	4
Amarin Corp. PLC, ADR (a)	28,400	12,726
Argenx SE, ADR (a)	100	59,187
AstraZeneca PLC, ADR (b)	18,475	1,357,912
ATAI Life Sciences NV (a)	600	816
Autolus Therapeutics PLC, ADR (a)	3,400	5,270
Compass Pathways PLC, ADR (a)	200	572
CRISPR Therapeutics AG (a)	11,800	401,554

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Galapagos NV, ADR (a)	200	$5,024
Genmab AS, ADR (a)	25,100	491,458
Immunocore Holdings PLC, ADR (a)	6,500	192,855
Merus NV (a)	10,500	441,945
Novo Nordisk AS, ADR (b)	117,700	8,173,088
ProQR Therapeutics NV (a)	3,000	3,990
Silence Therapeutics PLC, ADR (a)	1,200	3,384
uniQure NV (a)	12,300	130,380
Zura Bio Ltd. (a)	2,100	2,709

		11,285,577

Semiconductors & Semiconductor Equipment — 0.0%
Infineon Technologies AG (b)	6,187	206,243

Software & Services — 0.0%
Accenture PLC, Class A	100	31,204
Materialise NV, ADR (a)	300	1,476
Opera Ltd., ADR	200	3,188

		35,868

Transportation — 0.0%
Danaos Corp.	100	7,803
Global Ship Lease, Inc., Class A	8,100	185,085
Golden Ocean Group Ltd.	20,100	160,398
Safe Bulkers, Inc.	5,800	21,402
Star Bulk Carriers Corp.	3,824	59,501

		434,189

Total Europe		26,005,877

Middle East — 0.1%
Automobiles & Components — 0.0%
Mobileye Global, Inc., Class A (a)	17,500	251,913

Capital Goods — 0.0%
Nano Dimension Ltd., ADR (a)	100	159

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	600	5,682

Media & Entertainment — 0.0%
Taboola.com Ltd. (a)	5,800	17,110

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Compugen Ltd. (a)	3,800	5,548
Oramed Pharmaceuticals, Inc. (a)	4,000	8,560

		14,108

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Retailing — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	2,000	$5,700

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd.	8,200	480,766
Nova Ltd. (a)	2,400	442,392
Valens Semiconductor Ltd. (a)	1,800	3,672

		926,830

Software & Services — 0.1%
Alarum Technologies Ltd., ADR (a)	400	2,500
Cellebrite DI Ltd. (a)	22,100	429,403
Check Point Software Technologies Ltd. (a)	1,400	319,088
Radware Ltd. (a)	1,900	41,078
Sapiens International Corp. NV	600	16,254
SimilarWeb Ltd. (a)	500	4,135
Wix.com Ltd. (a)	5,000	816,900

		1,629,358

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,300	12,246
Ceragon Networks Ltd. (a)	3,400	7,990
Gilat Satellite Networks Ltd. (a)	1,300	8,255
Ituran Location & Control Ltd.	400	14,464
Silicom Ltd. (a)	400	5,952

		48,907

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	26,700	389,553

Total Middle East		3,289,320

North America — 26.4%
Automobiles & Components — 0.3%
Adient PLC (a)	200	2,572
Ford Motor Co. (b)	17,600	176,528
General Motors Co. (b)	21,359	1,004,514
Motorcar Parts of America, Inc. (a)	800	7,600
Rivian Automotive, Inc., Class A (a)	5,600	69,720
Stoneridge, Inc. (a)	200	918
Tesla, Inc. (a),(b)	39,400	10,210,904
Volcon, Inc. (a)	11	10
Winnebago Industries, Inc.	100	3,446

		11,476,212

Banks — 3.2%
1st Source Corp.	300	17,943
Amalgamated Financial Corp.	300	8,625

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Amerant Bancorp, Inc.	800	$16,512
Ameris Bancorp	162,421	9,350,577
Ames National Corp.	100	1,752
Arrow Financial Corp.	522	13,723
Atlantic Union Bankshares Corp.	111,016	3,457,038
Axos Financial, Inc. (a)	100	6,452
Bancorp, Inc. (a)	1,700	89,828
Bank of America Corp. (b)	210,114	8,768,057
Bank of Marin Bancorp	37,266	822,461
Bank of NT Butterfield & Son Ltd.	300	11,676
Bank OZK	700	30,415
Bar Harbor Bankshares	200	5,900
BayCom Corp.	200	5,034
Berkshire Hills Bancorp, Inc.	2,500	65,225
Blue Ridge Bankshares, Inc. (a)	400	1,304
Bridgewater Bancshares, Inc. (a)	600	8,334
Brookline Bancorp, Inc.	5,497	59,917
Business First Bancshares, Inc.	600	14,610
Byline Bancorp, Inc.	1,000	26,160
Camden National Corp.	300	12,141
Capital City Bank Group, Inc.	300	10,788
Capitol Federal Financial, Inc.	13,600	76,160
Carter Bankshares, Inc. (a)	800	12,944
Central Pacific Financial Corp.	21,666	585,849
ChoiceOne Financial Services, Inc.	300	8,631
Civista Bancshares, Inc.	200	3,908
CNB Financial Corp.	600	13,350
Coastal Financial Corp. (a)	400	36,164
Colony Bankcorp, Inc.	700	11,305
Columbia Financial, Inc. (a)	100	1,500
Comerica, Inc.	264,575	15,625,799
Community Trust Bancorp, Inc.	400	20,144
Community West Bancshares	100	1,848
ConnectOne Bancorp, Inc.	1,800	43,758
Eagle Bancorp, Inc.	72,476	1,521,996
Eastern Bankshares, Inc.	6,442	105,649
Equity Bancshares, Inc., Class A	200	7,880
Esquire Financial Holdings, Inc.	100	7,538
Farmers National Banc Corp.	900	11,745
Fifth Third Bancorp	300	11,760
Financial Institutions, Inc.	800	19,968
First Bank	200	2,962
First Busey Corp.	17,724	382,838
First Citizens BancShares, Inc., Class A (b)	35	64,894
First Commonwealth Financial Corp.	100	1,554
First Community Bankshares, Inc.	200	7,538
First Community Corp.	1,500	33,840

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
First Financial Corp.	300	$14,694
First Foundation, Inc.	358,210	1,859,110
First Horizon Corp.	802,177	15,578,277
First Internet Bancorp	200	5,356
First of Long Island Corp. (The)	2,400	29,640
First Western Financial, Inc. (a)	20,884	410,371
Firstsun Capital Bancorp (a)	2,670	96,520
Five Star Bancorp	100	2,780
Flushing Financial Corp.	5,200	66,040
FS Bancorp, Inc.	100	3,801
FVCBankcorp, Inc. (a)	175	1,850
Great Southern Bancorp, Inc.	100	5,537
Guaranty Bancshares, Inc.	106	4,243
Hanmi Financial Corp.	2,700	61,182
HarborOne Bancorp, Inc.	1,500	15,555
Heritage Commerce Corp.	5,300	50,456
Heritage Financial Corp.	1,500	36,495
Hilltop Holdings, Inc.	77,765	2,367,944
Hingham Institution For Savings	18,752	4,459,226
HomeTrust Bancshares, Inc.	300	10,284
Hope Bancorp, Inc.	5,400	56,538
Horizon Bancorp, Inc.	1,600	24,128
Independent Bank Corp.	500	15,395
Kearny Financial Corp.	6,700	41,942
KeyCorp	39,251	627,623
LCNB Corp.	200	2,958
Live Oak Bancshares, Inc.	1,700	45,322
M&T Bank Corp. (b)	1,924	343,915
Mercantile Bank Corp.	300	13,032
Metrocity Bankshares, Inc.	100	2,757
Metropolitan Bank Holding Corp. (a)	1,000	55,990
Mid Penn Bancorp, Inc.	300	7,773
Midland States Bancorp, Inc.	1,100	18,832
MidWestOne Financial Group, Inc.	200	5,922
NB Bancorp, Inc. (a)	300	5,421
Northeast Bank	100	9,154
Northfield Bancorp, Inc.	2,700	29,457
Northpointe Bancshares, Inc. (a)	38,908	561,832
OceanFirst Financial Corp.	3,200	54,432
OFG Bancorp	1,900	76,038
Old Second Bancorp, Inc.	1,400	23,296
Onity Group, Inc. (a)	94	3,038
Origin Bancorp, Inc.	100	3,467
Orrstown Financial Services, Inc.	687	20,617
Pacific Premier Bancorp, Inc.	38,203	814,488
Pathward Financial, Inc.	700	51,065
PCB Bancorp	100	1,871

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Peapack-Gladstone Financial Corp.	600	$17,040
Penns Woods Bancorp, Inc.	200	5,582
Peoples Bancorp, Inc.	800	23,728
Pinnacle Financial Partners, Inc.	77,096	8,175,260
Popular, Inc.	100	9,237
Preferred Bank	400	33,464
Primis Financial Corp.	1,200	11,724
Provident Bancorp, Inc. (a)	500	5,740
Provident Financial Services, Inc.	2,243	38,512
QCR Holdings, Inc.	200	14,264
RBB Bancorp	400	6,600
S&T Bancorp, Inc.	200	7,410
Sandy Spring Bancorp, Inc.	300	8,385
Seacoast Banking Corp. of Florida	339,730	8,741,253
Shore Bancshares, Inc.	500	6,770
Sierra Bancorp	200	5,576
SmartFinancial, Inc.	200	6,216
South Plains Financial, Inc.	400	13,248
Southern First Bancshares, Inc. (a)	100	3,292
Southern Missouri Bancorp, Inc.	100	5,202
Southside Bancshares, Inc.	1,300	37,648
Stock Yards Bancorp, Inc.	100	6,906
Synovus Financial Corp.	155,271	7,257,367
Texas Capital Bancshares, Inc. (a)	138,177	10,321,822
Third Coast Bancshares, Inc. (a)	100	3,337
Tompkins Financial Corp.	100	6,298
TriCo Bancshares	700	27,979
Truist Financial Corp.	32,741	1,347,292
TrustCo Bank Corp.	520	15,850
U.S. Bancorp	1,300	54,886
UMB Financial Corp.	20	2,022
United Community Banks, Inc.	39,193	1,102,499
Univest Financial Corp.	1,000	28,360
Veritex Holdings, Inc.	100	2,497
Washington Trust Bancorp, Inc.	500	15,430
Wells Fargo & Co. (b)	162,063	11,634,503
West BanCorp, Inc.	200	3,988
Westamerica BanCorp	800	40,504

		118,469,349

Capital Goods — 2.8%
3D Systems Corp. (a)	26,700	56,604
AAR Corp. (a)	200	11,198
AECOM	1,400	129,822
AGCO Corp.	100	9,257
Air Industries Group (a)	100	348
Albany International Corp., Class A	600	41,424

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Allient, Inc.	500	$10,990
Allison Transmission Holdings, Inc.	1,000	95,670
AMETEK, Inc.	80,026	13,775,676
API Group Corp. (a)	2,000	71,520
Apogee Enterprises, Inc.	1,200	55,596
Archer Aviation, Inc., Class A (a)	300	2,133
Argan, Inc.	500	65,585
Astronics Corp. (a)	2,100	50,757
Atmus Filtration Technologies, Inc.	1,230	45,178
Axon Enterprise, Inc. (a)	1,900	999,305
Ballard Power Systems, Inc. (a)	18,700	20,570
Bloom Energy Corp., Class A (a)	55,238	1,085,979
Blue Bird Corp. (a)	1,900	61,503
BlueLinx Holdings, Inc. (a)	600	44,988
CNH Industrial NV	4,600	56,488
Comfort Systems USA, Inc.	400	128,932
Commercial Vehicle Group, Inc. (a)	4,900	5,635
Concrete Pumping Holdings, Inc. (a)	1,800	9,828
Curtiss-Wright Corp.	200	63,454
DNOW, Inc. (a)	100	1,708
Douglas Dynamics, Inc.	2,100	48,783
Ducommun, Inc. (a)	200	11,606
Energy Recovery, Inc. (a)	400	6,356
Enpro, Inc.	100	16,179
EVI Industries, Inc. (a)	100	1,678
Federal Signal Corp.	600	44,130
Fluence Energy, Inc. (a)	2,600	12,610
Fluor Corp. (a)	100	3,582
FTAI Aviation Ltd. (b)	20,400	2,265,012
FTC Solar, Inc. (a)	0	164
FuelCell Energy, Inc. (a)	21	96
GATX Corp.	700	108,689
GE Vernova, Inc. (b)	11,902	3,633,442
General Dynamics Corp. (b)	400	109,032
Global Industrial Co.	700	15,680
Gorman-Rupp Co. (The)	400	14,040
Graco, Inc.	71,200	5,945,912
Granite Construction, Inc.	100	7,540
Great Lakes Dredge & Dock Corp. (a)	3,300	28,710
Greenbrier Cos., Inc.	100	5,122
Griffon Corp.	2,000	143,000
HEICO Corp. (b)	4,900	1,309,231
HEICO Corp., Class A	67,800	14,303,766
Helios Technologies, Inc.	400	12,836
Hexcel Corp.	800	43,808
Honeywell International, Inc.	100	21,175
Hudson Technologies, Inc. (a)	7,100	43,807

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Hyliion Holdings Corp. (a)	2,100	$2,940
IDEX Corp. (b)	31,012	5,612,242
Insteel Industries, Inc.	400	10,520
JELD-WEN Holding, Inc. (a)	200	1,194
Karat Packaging, Inc.	100	2,658
Karman Holdings, Inc. (a)	143,373	4,791,526
L3Harris Technologies, Inc. (b)	13,240	2,771,264
Lockheed Martin Corp. (b)	27,700	12,373,867
LSI Industries, Inc.	100	1,700
Manitowoc Co., Inc. (The) (a)	4,200	36,078
Matrix Service Co. (a)	900	11,187
Mayville Engineering Co., Inc. (a)	600	8,058
McGrath RentCorp	900	100,260
Miller Industries, Inc.	300	12,711
Momentus, Inc. (a)	2	4
MRC Global, Inc. (a)	3,300	37,884
Northann Corp. (a)	21	4
Northrop Grumman Corp. (b)	10,300	5,273,703
Northwest Pipe Co. (a)	400	16,520
NuScale Power Corp. (a)	2,700	38,232
Nuvve Holding Corp. (a)	2	3
Orion Group Holdings, Inc. (a)	200	1,046
Owens Corning	100	14,282
Palladyne AI Corp. (a)	33	194
Park Aerospace Corp.	500	6,725
PennantPark Floating Rate Capital Ltd.	5,400	60,426
Primoris Services Corp.	700	40,187
RBC Bearings, Inc. (a)	45,540	14,653,406
Redwire Corp. (a)	300	2,487
Rocket Lab USA, Inc. (a)	20,200	361,176
SES AI Corp. (a)	1,100	573
Shyft Group, Inc. (The)	3,400	27,506
Simpson Manufacturing Co., Inc.	32,000	5,026,560
Standardaero, Inc. (a)	256,117	6,822,957
Sterling Infrastructure, Inc. (a)	4,600	520,766
Tecnoglass, Inc.	1,400	100,170
Terex Corp.	500	18,890
Textron, Inc.	100	7,225
Thermon Group Holdings, Inc. (a)	1,100	30,635
Titan Machinery, Inc. (a)	1,800	30,672
Transcat, Inc. (a)	300	22,335
Tutor Perini Corp. (a)	3,100	71,858
Ultralife Corp. (a)	900	4,842
Vicor Corp. (a)	700	32,746
Wabash National Corp.	900	9,945
WillScot Holdings Corp.	41,615	1,156,897

		105,183,195

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Commercial & Professional Services — 0.6%
ACCO Brands Corp.	12,800	$53,632
Amentum Holdings, Inc. (a)	40,965	745,563
Asure Software, Inc. (a)	100	955
Bitcoin Depot, Inc. (a)	4,300	6,493
Booz Allen Hamilton Holding Corp. (b)	8,100	847,098
Bridger Aerospace Group Holdings, Inc. (a)	100	113
CBIZ, Inc. (a)	400	30,344
CECO Environmental Corp. (a)	400	9,120
Civeo Corp.	1,125	25,875
Concentrix Corp.	1,200	66,768
Copart, Inc. (a)	117,344	6,640,497
CoreCivic, Inc. (a)	3,200	64,928
CRA International, Inc.	100	17,320
CSG Systems International, Inc.	100	6,047
Ennis, Inc.	600	12,054
Equifax, Inc. (b)	2,800	681,968
ExlService Holdings, Inc. (a)	200	9,442
Fiverr International Ltd. (a)	4,400	104,192
Forrester Research, Inc. (a)	1,500	13,860
Franklin Covey Co. (a)	600	16,572
GEE Group, Inc. (a)	5,400	1,091
GEO Group, Inc. (a)	2,000	58,420
Healthcare Services Group, Inc. (a)	4,600	46,368
HNI Corp.	34	1,508
Huron Consulting Group, Inc. (a)	1,200	172,140
IBEX Holdings Ltd. (a)	2,000	48,700
ICF International, Inc.	1,000	84,970
Jacobs Solutions, Inc.	1,000	120,890
KBR, Inc.	2,600	129,506
Kelly Services, Inc., Class A	2,600	34,242
Legalzoom.com, Inc. (a)	3,700	31,857
Leidos Holdings, Inc. (b)	1,900	256,386
Liquidity Services, Inc. (a)	1,000	31,010
Matthews International Corp., Class A	700	15,568
Millennium Corp. (a),(b),(e)	60,879	2,830,873
Mistras Group, Inc. (a)	600	6,348
Parsons Corp. (a)	200	11,842
Paylocity Holding Corp. (a)	700	131,138
Quad/Graphics, Inc.	2,300	12,535
RCM Technologies, Inc. (a)	500	7,800
ShiftPixy, Inc. (a),(e)	1	6
SS&C Technologies Holdings, Inc.	600	50,118
Steelcase, Inc., Class A	100	1,096
TELUS International CDA, Inc. (a)	500	1,345
Tetra Tech, Inc.	2,800	81,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
TriNet Group, Inc.	700	$55,468
TrueBlue, Inc. (a)	1,100	5,841
TTEC Holdings, Inc.	11,400	37,506
UL Solutions, Inc., Class A	106,608	6,012,691
Upwork, Inc. (a)	23,900	311,895
Verisk Analytics, Inc., Class A (b)	6,267	1,865,185
Waste Connections, Inc.	4,800	936,912

		22,745,996

Consumer Durables & Apparel — 0.1%
Acushnet Holdings Corp.	2,800	192,248
Algorhythm Holdings, Inc. (a)	5	11
Allbirds, Inc., Class A (a)	395	2,544
Bassett Furniture Industries, Inc.	200	3,050
Beazer Homes USA, Inc. (a)	3,100	63,209
DR Horton, Inc.	9,500	1,207,735
Ethan Allen Interiors, Inc.	1,000	27,700
Figs, Inc., Class A (a)	1,400	6,426
Fossil Group, Inc. (a)	12,600	14,490
Funko, Inc., Class A (a)	700	4,802
G-III Apparel Group Ltd. (a)	1,300	35,555
GoPro, Inc., Class A (a)	31,400	20,815
Hooker Furnishings Corp.	200	2,008
Installed Building Products, Inc.	300	51,438
iRobot Corp. (a)	3,300	8,910
JAKKS Pacific, Inc.	600	14,802
Johnson Outdoors, Inc., Class A	300	7,452
KB Home	6,400	371,968
Landsea Homes Corp. (a)	100	642
Legacy Housing Corp. (a)	500	12,610
Leggett & Platt, Inc.	13,300	105,203
Lennar Corp., Class A	2,500	286,950
Lovesac Co. (a)	100	1,818
Lululemon Athletica, Inc. (a),(b)	1,342	379,866
M/I Homes, Inc. (a)	400	45,672
MasterCraft Boat Holdings, Inc. (a)	100	1,722
Meritage Homes Corp.	700	49,616
Peloton Interactive, Inc., Class A (a)	89,700	566,904
Polaris, Inc.	3,200	131,008
Ralph Lauren Corp.	100	22,074
Skechers USA, Inc., Class A (a)	8,500	482,630
Smith & Wesson Brands, Inc.	1,400	13,048
Superior Group of Cos., Inc.	200	2,188
Topgolf Callaway Brands Corp. (a)	2,700	17,793
Tri Pointe Homes, Inc. (a)	5,500	175,560
Under Armour, Inc., Class A (a)	100	625
Unifi, Inc. (a)	1,800	8,658

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Universal Electronics, Inc. (a)	1,200	$7,344

		4,347,094

Consumer Services — 0.9%
Accel Entertainment, Inc. (a)	800	7,936
ADT, Inc.	231,022	1,880,519
Airbnb, Inc., Class A (a),(b)	61,400	7,334,844
Allurion Technologies, Inc. (a)	48	154
American Public Education, Inc. (a)	800	17,856
Amesite, Inc. (a)	33	80
Bloomin’ Brands, Inc.	3,900	27,963
Brinker International, Inc. (a)	2,800	417,340
Carriage Services, Inc.	900	34,875
Cava Group, Inc. (a)	18,200	1,572,662
Chegg, Inc. (a)	25,200	16,108
Coursera, Inc. (a)	4,200	27,972
Denny’s Corp. (a)	300	1,101
Dine Brands Global, Inc.	2,900	67,483
DoorDash, Inc., Class A (a)	64,900	11,861,773
Duolingo, Inc. (a)	4,900	1,521,646
Dutch Bros, Inc., Class A (a)	1,500	92,610
European Wax Center, Inc., Class A (a)	3,000	11,850
GEN Restaurant Group, Inc. (a)	500	2,760
H&R Block, Inc.	200	10,982
KinderCare Learning Cos., Inc. (a)	61,445	712,147
Kura Sushi USA, Inc., Class A (a)	300	15,360
Life Time Group Holdings, Inc. (a)	15,100	456,020
Lincoln Educational Services Corp. (a)	500	7,935
Lindblad Expeditions Holdings, Inc. (a)	2,100	19,467
Norwegian Cruise Line Holdings Ltd. (a),(b)	33,300	631,368
PlayAGS, Inc. (a)	9,300	112,623
Potbelly Corp. (a)	400	3,804
Red Robin Gourmet Burgers, Inc. (a)	1,100	3,916
Royal Caribbean Cruises Ltd. (b)	7,350	1,509,984
Sabre Corp. (a)	80,200	225,362
Service Corp. International	600	48,120
Sonder Holdings, Inc. (a)	25	50
Sweetgreen, Inc., Class A (a)	6,200	155,124
Texas Roadhouse, Inc., Class A	100	16,663
Viking Holdings Ltd. (a),(b)	34,100	1,355,475
Wingstop, Inc.	5,400	1,218,132
Xponential Fitness, Inc., Class A (a)	200	1,666
Yum! Brands, Inc.	3,400	535,024

		31,936,754

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Diversified Financials — 2.9%
Acadian Asset Management, Inc.	36,201	$936,158
Affiliated Managers Group, Inc.	3,264	548,450
AG Mortgage Investment Trust, Inc.	800	5,840
Alerus Financial Corp.	400	7,384
Angel Oak Mortgage REIT, Inc.	100	953
Apollo Global Management, Inc. (b)	6,375	872,993
ARES Capital Corp.	3,200	70,912
ARES Commercial Real Estate Corp.	800	3,704
Atlanticus Holdings Corp. (a)	100	5,115
AvidXchange Holdings, Inc. (a)	566,784	4,806,328
Bain Capital Specialty Finance, Inc.	2,500	41,500
Barings BDC, Inc.	10,400	99,216
BlackRock TCP Capital Corp.	7,901	63,287
Blackstone Secured Lending Fund	100	3,236
Bridge Investment Group Holdings, Inc., Class A	2,800	26,824
BrightSpire Capital, Inc.	1,700	9,452
Capital Southwest Corp.	12,100	270,072
Carlyle Secured Lending, Inc.	4,200	67,956
Cass Information Systems, Inc.	400	17,300
Cboe Global Markets, Inc.	1,500	339,435
Charles Schwab Corp. (The)	60,363	4,725,216
Cherry Hill Mortgage Investment Corp.	3,900	12,870
Chicago Atlantic Real Estate Finance, Inc.	600	8,820
Chimera Investment Corp.	3,098	39,747
CION Investment Corp.	5,800	60,030
CME Group, Inc.	44,700	11,858,463
Credit Acceptance Corp. (a)	200	103,270
Crescent Capital BDC, Inc.	2,800	47,936
Donnelley Financial Solutions, Inc. (a)	700	30,597
Dynex Capital, Inc.	5,200	67,704
Ellington Credit Co.	6,200	33,542
Ellington Financial, Inc.	712	9,441
Enact Holdings, Inc.	700	24,325
Encore Capital Group, Inc. (a)	600	20,568
Essent Group Ltd.	1,300	75,036
Evercore, Inc., Class A	2,600	519,272
EVERTEC, Inc.	500	18,385
EZCORP, Inc., Class A (a)	12,400	182,528
Federated Hermes, Inc.	2,000	81,540
Fidus Investment Corp.	2,000	40,780
FirstCash Holdings, Inc.	300	36,096
Flywire Corp. (a)	78,608	746,776
Franklin Resources, Inc.	24,100	463,925
GCM Grosvenor, Inc., Class A	31,190	412,644
Gesher Acquisition Corp. II (a)	20,448	205,093
Gladstone Capital Corp.	300	8,238
Global Payments, Inc.	131,797	12,905,562
Green Dot Corp., Class A (a)	12,200	102,968

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Hercules Capital, Inc.	17,500	$336,175
Horizon Technology Finance Corp.	1,700	16,014
Interactive Brokers Group, Inc., Class A	9,300	1,539,987
Intercontinental Exchange, Inc.	400	69,000
Invesco Mortgage Capital, Inc.	14,400	113,616
Janus Henderson Group PLC	200	7,230
Jefferies Financial Group, Inc.	1,600	85,712
KKR Real Estate Finance Trust, Inc.	1,300	14,040
Ladder Capital Corp., Class A	7,100	81,011
Lazard, Inc.	6,100	264,130
LendingClub Corp. (a)	6,800	70,176
LendingTree, Inc. (a)	2,700	135,729
LPL Financial Holdings, Inc.	20,479	6,699,500
MarketAxess Holdings, Inc.	27,026	5,847,075
Marqeta, Inc., Class A (a)	659,882	2,718,714
Mastercard, Inc., Class A	22,500	12,332,700
Medallion Financial Corp.	1,400	12,194
Merchants Bancorp	50	1,850
Moneylion, Inc. (a)	13	1,125
Monroe Capital Corp.	1,800	14,040
Morgan Stanley Direct Lending Fund	100	1,996
Morningstar, Inc.	500	149,935
MSCI, Inc., Class A (b)	10,500	5,937,750
Nasdaq, Inc.	204,818	15,537,493
Navient Corp.	1,800	22,734
New Mountain Finance Corp.	7,400	81,622
New York Mortgage Trust, Inc.	675	4,381
NMI Holdings, Inc. (a)	1,400	50,470
Nuveen Churchill Direct Lending Corp.	2,499	42,433
Oaktree Specialty Lending Corp.	31	476
OFS Capital Corp.	1,900	17,651
Open Lending Corp., Class A (a)	5,800	16,008
Oportun Financial Corp. (a)	8,600	47,214
Oppenheimer Holdings, Inc., Class A	700	41,741
OppFi, Inc. (a)	5,000	46,500
Oxford Square Capital Corp.	16,100	42,021
Palmer Square Capital BDC, Inc.	800	10,656
Paymentus Holdings, Inc., Class A (a)	400	10,440
Payoneer Global, Inc. (a)	42,400	309,944
Paysafe Ltd. (a)	1,975	30,988
Paysign, Inc. (a)	2,000	4,240
Perella Weinberg Partners	2,300	42,320
Piper Sandler Cos.	7,077	1,752,690
Portman Ridge Finance Corp.	1,800	25,830
Prestige Wealth, Inc. (a)	20	8
Priority Technology Holdings, Inc. (a)	23,527	160,337
Prospect Capital Corp.	66,600	273,060

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Radian Group, Inc.	100	$3,307
Regional Management Corp.	200	6,022
Repay Holdings Corp. (a)	18,211	101,435
Rithm Property Trust, Inc.	2,600	7,462
Robinhood Markets, Inc., Class A (a)	160,000	6,659,200
Rocket Cos., Inc., Class A (a)	2,900	35,003
Runway Growth Finance Corp.	8,700	90,045
S&P Global, Inc. (b)	12	6,097
Saratoga Investment Corp.	3,000	75,990
Shift4 Payments, Inc., Class A (a)	5,241	428,242
Silvercrest Asset Management Group, Inc., Class A	300	4,908
Sixth Street Specialty Lending, Inc.	3,800	85,044
SLR Investment Corp.	5,200	87,672
SoFi Technologies, Inc. (a)	168,500	1,959,655
Sprott, Inc.	200	8,974
Stellus Capital Investment Corp.	4,200	58,800
TPG RE Finance Trust, Inc.	17,600	143,440
Trinity Capital, Inc.	14,000	212,240
TriplePoint Venture Growth BDC Corp., Class B	8,500	59,330
Two Harbors Investment Corp.	2,950	39,412
Upstart Holdings, Inc. (a)	21,200	975,836
UWM Holdings Corp.	6,100	33,306
Virtu Financial, Inc., Class A	100	3,812
Visa, Inc., Class A	3,267	1,144,953
Voya Financial, Inc.	200	13,552
Waterstone Financial, Inc.	200	2,690
Western Union Co.	2,500	26,450
WEX, Inc. (a)	200	31,404
WhiteHorse Finance, Inc.	3,800	36,670
WisdomTree, Inc.	17,500	156,100

		108,555,494

Energy — 0.8%
Antero Midstream Corp.	2,600	46,800
Antero Resources Corp. (a)	10,800	436,752
APA Corp. (b)	21,337	448,504
Atlas Energy Solutions, Inc.	102,408	1,826,959
Baytex Energy Corp.	32,514	72,506
Berry Corp.	3,800	12,198
BP PLC (b)	94,273	529,008
Canadian Natural Resources Ltd.	900	27,720
Centrus Energy Corp., Class A (a)	900	55,989
Cheniere Energy, Inc.	19,900	4,604,860
CNX Resources Corp. (a),(b)	5,700	179,436
ConocoPhillips (b)	15,200	1,596,304
Crescent Energy Co., Class A	102,411	1,151,100
CVR Energy, Inc.	6,100	118,340

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
DHT Holdings, Inc.	3,200	$33,600
Diamondback Energy, Inc. (b)	6,873	1,098,855
Dorian LPG Ltd. (a)	1,200	26,808
DT Midstream, Inc.	200	19,296
Enerflex Ltd.	2,200	17,006
EQT Corp. (b)	21,526	1,150,134
Excelerate Energy, Inc., Class A	2,500	71,700
Expand Energy Corp. (b)	8,256	919,058
Flowco Holdings, Inc., Class A (a)	28,674	735,488
Forum Energy Technologies, Inc. (a)	400	8,044
FutureFuel Corp.	3,800	14,820
Granite Ridge Resources, Inc.	1,600	9,728
Green Plains, Inc. (a)	700	3,395
Gulfport Energy Corp. (a)	600	110,484
Hallador Energy Co. (a)	100	1,228
Halliburton Co.	100	2,537
Hess Corp. (b)	16,319	2,606,634
HF Sinclair Corp.	100	3,288
Houston American Energy Corp. (a)	300	231
Infinity Natural Resources, Inc., Class A (a)	14,437	270,694
Kinder Morgan, Inc.	8,600	245,358
Kinetik Holdings, Inc.	2,480	128,811
Kodiak Gas Services, Inc.	94,426	3,522,090
Marathon Petroleum Corp.	7,800	1,136,382
Nabors Industries Ltd. (a)	200	8,342
NACCO Industries, Inc., Class A	100	3,373
Natural Gas Services Group, Inc. (a)	400	8,788
Navigator Holdings Ltd.	5,400	71,874
Nordic American Tankers Ltd.	41,400	101,844
North American Construction Group Ltd.	1,600	25,264
Obsidian Energy Ltd. (a)	400	2,344
Occidental Petroleum Corp. (b)	4,400	217,184
Oil States International, Inc. (a)	3,000	15,450
Ovintiv, Inc.	18	770
Par Pacific Holdings, Inc. (a)	400	5,704
PBF Energy, Inc., Class A (b)	21,300	406,617
Precision Drilling Corp. (a)	700	32,634
Range Resources Corp. (b)	2,500	99,825
RPC, Inc.	900	4,950
Select Water Solutions, Inc.	200	2,100
Shell PLC (b)	45,721	1,673,141
Solaris Energy Infrastructure, Inc., Class A	3,900	84,864
Suncor Energy, Inc.	5,800	224,576
Targa Resources Corp.	400	80,188
TC Energy Corp.	100	4,721
Teekay Corp. (a)	3,800	24,966
Teekay Tankers Ltd., Class A	763	29,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Transocean Ltd. (a)	86,833	$275,261
Vermilion Energy, Inc.	12,700	102,870
Viper Energy, Inc.	82,026	3,703,474
Vital Energy, Inc. (a)	50	1,061
Vitesse Energy, Inc.	1,500	36,885
W&T Offshore, Inc.	29,400	45,570
Williams Cos., Inc.	9,100	543,816
World Kinect Corp.	700	19,852

		31,099,653

Financial Services — 0.1%
Curo Group Holdings LLC (a),(b)	645,803	3,229,015
PennantPark Investment Corp.	15,600	109,668

		3,338,683

Food & Staples Retailing — 0.2%
BBB Foods, Inc., Class A (a)	102,409	2,732,272
Dollar General Corp.	29,500	2,593,935
Dollar Tree, Inc. (a)	500	37,535
Grocery Outlet Holding Corp. (a)	5,200	72,696
Guardian Pharmacy Services, Inc., Class A (a)	40,963	870,874
Ingles Markets, Inc., Class A	500	32,565
Kroger Co.	1,400	94,766
Maison Solutions, Inc., Class A (a)	46	47
Maplebear, Inc. (a)	19,900	793,811
Natural Grocers by Vitamin Cottage, Inc., Class C	100	4,020
PriceSmart, Inc.	100	8,785
SpartanNash Co.	1,400	28,364
Village Super Market, Inc., Class A	200	7,602
Weis Markets, Inc.	1,100	84,755

		7,362,027

Food, Beverage & Tobacco — 1.1%
Archer-Daniels-Midland Co.	200	9,602
B&G Foods, Inc., Class A	10,500	72,135
Campbell’s Co.	1,500	59,880
Celsius Holdings, Inc. (a)	7,500	267,150
Conagra Brands, Inc.	55,300	1,474,851
Darling Ingredients, Inc. (a)	600	18,744
Freshpet, Inc. (a)	1,300	108,121
General Mills, Inc.	300	17,937
Hain Celestial Group, Inc. (The) (a)	9,400	39,010
Hormel Foods Corp.	15,100	467,194
John B Sanfilippo & Son, Inc.	400	28,344
Keurig Dr. Pepper, Inc.	616,020	21,080,204
Laird Superfood, Inc. (a)	400	2,460

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Lamb Weston Holdings, Inc.	6,700	$357,110
Lifeway Foods, Inc. (a)	100	2,445
Limoneira Co.	400	7,088
MGP Ingredients, Inc.	3,400	99,892
Monster Beverage Corp. (a)	7,900	462,308
National Beverage Corp. (a)	1,700	70,618
Primo Brands Corp., Class A	410,437	14,566,409
Smithfield Foods, Inc. (a)	102,709	2,094,236
Tootsie Roll Industries, Inc.	1,245	39,193
TreeHouse Foods, Inc. (a)	600	16,254
Turning Point Brands, Inc.	600	35,664
Tyson Foods, Inc., Class A	1,600	102,096
Universal Corp.	700	39,235
Village Farms International, Inc. (a)	3,400	2,057
Vita Coco Co., Inc. (The) (a)	5,500	168,575
WK Kellogg Co.	900	17,937

		41,726,749

Health Care Equipment & Services — 1.1%
Accolade, Inc. (a)	1,300	9,074
Accuray, Inc. (a)	500	895
Alphatec Holdings, Inc. (a)	2,500	25,350
American Well Corp., Class A (a)	435	3,428
AMN Healthcare Services, Inc. (a)	2,700	66,042
AngioDynamics, Inc. (a)	2,400	22,536
Ardent Health Partners, Inc. (a)	40,963	563,241
Assure Holdings Corp. (a)	0	80
AtriCure, Inc. (a)	10,200	329,052
Axogen, Inc. (a)	1,400	25,900
Boston Scientific Corp. (a)	46,900	4,731,272
BrightSpring Health Services, Inc. (a)	61,845	1,118,776
Brookdale Senior Living, Inc. (a)	109	682
Butterfly Network, Inc. (a)	8,600	19,608
Cardinal Health, Inc.	400	55,108
CareCloud, Inc. (a)	900	1,251
Castle Biosciences, Inc. (a)	600	12,012
Cencora, Inc.	18,100	5,033,429
Centene Corp. (a)	45,800	2,780,518
Cerus Corp. (a)	8,900	12,371
Cigna Group	6,800	2,237,200
Community Health Systems, Inc. (a)	27,600	74,520
CONMED Corp.	300	18,117
CorVel Corp. (a)	400	44,788
Cosmos Health, Inc. (a)	47	20
CVRx, Inc. (a)	700	8,561
Definitive Healthcare Corp. (a)	2,600	7,514
Dexcom, Inc. (a)	5,200	355,108

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Doximity, Inc., Class A (a)	100	$5,803
Electromed, Inc. (a)	1,200	28,632
Elevance Health, Inc. (b)	32	13,919
Fulgent Genetics, Inc. (a)	800	13,520
GoodRx Holdings, Inc., Class A (a)	12,500	55,125
Guardant Health, Inc. (a)	29,600	1,260,960
HealthStream, Inc.	600	19,308
Humana, Inc. (b)	24,257	6,418,402
iCAD, Inc. (a)	1,400	2,884
InfuSystem Holdings, Inc. (a)	500	2,690
Inspire Medical Systems, Inc. (a)	100	15,928
Integra LifeSciences Holdings Corp. (a)	6,600	145,134
Intuitive Surgical, Inc. (a),(b)	6,799	3,367,341
iRadimed Corp.	400	20,992
iSpecimen, Inc. (a)	26	28
LeMaitre Vascular, Inc.	600	50,340
LivaNova PLC (a)	2,400	94,272
McKesson Corp.	1,899	1,278,008
Medtronic PLC	3,600	323,496
Merit Medical Systems, Inc. (a)	4,300	454,553
ModivCare, Inc. (a)	3,400	4,471
National HealthCare Corp.	380	35,264
National Research Corp.	100	1,280
Neuronetics, Inc. (a)	2,700	9,936
Nevro Corp. (a)	5,800	33,872
Novocure Ltd. (a)	10,600	188,892
Omnicell, Inc. (a)	300	10,488
OPKO Health, Inc. (a)	1,301	2,160
Outset Medical, Inc. (a)	366	4,048
Owens & Minor, Inc. (a)	3,000	27,090
PACS Group, Inc. (a)	5,500	61,820
Pennant Group, Inc. (a)	2,500	62,875
Privia Health Group, Inc. (a)	200	4,490
PROCEPT BioRobotics Corp. (a)	1,000	58,260
Pulmonx Corp. (a)	3,500	23,555
RxSight, Inc. (a)	3,000	75,750
Schrodinger, Inc. (a)	600	11,844
Senseonics Holdings, Inc. (a)	10,700	7,020
Sensus Healthcare, Inc. (a)	600	2,838
SI-BONE, Inc. (a)	2,900	40,687
SiNtx Technologies, Inc. (a)	43	114
Tactile Systems Technology, Inc. (a)	1,300	17,186
Talkspace, Inc. (a)	4,100	10,496
Tandem Diabetes Care, Inc. (a)	12,500	239,500
Teladoc Health, Inc. (a)	34,900	277,804
TruBridge, Inc. (a)	1,200	33,024
U.S. Physical Therapy, Inc.	200	14,472

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Varex Imaging Corp. (a)	3,100	$35,960
Veeva Systems, Inc., Class A (a)	6,900	1,598,247
Viemed Healthcare, Inc. (a)	1,700	12,376
Waystar Holding Corp. (a)	211,819	7,913,558
Zynex, Inc. (a)	2,500	5,500

		41,952,665

Household & Personal Products — 0.0%
Colgate-Palmolive Co.	100	9,370
Energizer Holdings, Inc.	400	11,968
Herbalife Ltd. (a)	3,900	33,657
Medifast, Inc. (a)	2,600	35,048
Nature’s Sunshine Products, Inc. (a)	400	5,020
Nu Skin Enterprises, Inc., Class A	11,500	83,490
Olaplex Holdings, Inc. (a)	23,400	29,718
Spectrum Brands Holdings, Inc.	1,200	85,860
USANA Health Sciences, Inc. (a)	200	5,394
WD-40 Co.	100	24,400

		323,925

Insurance — 1.3%
American Coastal Insurance Corp., Class C (a)	900	10,413
Arch Capital Group Ltd. (a)	51,398	4,943,460
Bowhead Specialty Holdings, Inc. (a)	20,982	852,918
Brighthouse Financial, Inc. (a)	4,000	231,960
Crawford & Co., Class A	300	3,426
eHealth, Inc. (a)	5,900	39,412
Employers Holdings, Inc.	200	10,128
F&G Annuities & Life, Inc.	103,509	3,731,499
Globe Life, Inc.	800	105,376
Greenlight Capital Re Ltd., Class A (a)	1,100	14,905
Hagerty, Inc., Class A (a)	1,400	12,656
HCI Group, Inc.	1,600	238,768
Hearthside Food Solutions LLC (a),(b),(e)	58,524	1,133,560
Hearthside Food Solutions LLC (a),(b),(d),(e)	157,112	1,885,344
Heritage Insurance Holdings, Inc. (a)	4,300	62,006
Horace Mann Educators Corp.	1,900	81,187
James River Group Holdings Ltd.	7,600	31,920
Kinsale Capital Group, Inc.	18,900	9,198,819
Lemonade, Inc. (a)	6,327	198,858
Lincoln National Corp.	14,300	513,513
MBIA, Inc. (a)	1,400	6,972
Mercury General Corp.	2,800	156,520
Oscar Health, Inc., Class A (a)	500	6,555
ProAssurance Corp. (a)	1,900	44,365
RLI Corp.	165,000	13,254,450
Selective Insurance Group, Inc.	100	9,154

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Selectquote, Inc. (a)	300	$1,002
Skyward Specialty Insurance Group, Inc. (a)	5,000	264,600
Tiptree, Inc.	700	16,863
TWFG, Inc. (a)	12,789	395,308
United Fire Group, Inc.	1,400	41,244
Universal Insurance Holdings, Inc.	3,400	80,580
W R Berkley Corp.	130,500	9,286,380

		46,864,121

Materials — 0.7%
AdvanSix, Inc.	500	11,325
Alamos Gold, Inc., Class A	1,300	34,762
Amcor PLC	157,900	1,531,630
American Vanguard Corp.	2,800	12,320
Ampco-Pittsburgh Corp. (a)	300	651
Ardagh Metal Packaging SA	3,600	10,872
Aspen Aerogels, Inc. (a)	200	1,278
B2Gold Corp.	286,600	816,810
Balchem Corp.	100	16,600
Ball Corp.	1,100	57,277
Berry Global Group, Inc.	1,900	132,639
Celanese Corp.	4,900	278,173
Centerra Gold, Inc.	10,400	66,040
CF Industries Holdings, Inc.	5,800	453,270
Chemours Co. (The)	7,600	102,828
Clearwater Paper Corp. (a)	1,000	25,370
Coeur Mining, Inc. (a)	34,401	203,654
Crown Holdings, Inc.	3,100	276,706
Dakota Gold Corp. (a)	600	1,590
DuPont de Nemours, Inc. (b)	17,370	1,297,192
Ecovyst, Inc. (a)	900	5,580
Equinox Gold Corp. (a)	22,200	152,736
First Majestic Silver Corp.	11,980	80,146
FMC Corp.	17,600	742,544
Fortuna Mining Corp. (a)	25,000	152,500
Franco-Nevada Corp.	13,900	2,190,084
Freeport-McMoRan, Inc. (b)	9,199	348,274
Galiano Gold, Inc. (a)	1,200	1,488
Ginkgo Bioworks Holdings, Inc. (a)	7,512	42,818
Gold Royalty Corp. (a)	4,600	6,624
Huntsman Corp.	2,000	31,580
Hycroft Mining Holding Corp. (a)	40	130
Innospec, Inc.	100	9,475
Intrepid Potash, Inc. (a)	1,200	35,268
IT Tech Packaging, Inc. (a)	600	164
Knife River Corp. (a)	1,000	90,210
Koppers Holdings, Inc.	400	11,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Kronos Worldwide, Inc.	200	$1,496
Linde PLC	24,392	11,357,891
Lithium Americas Corp. (a)	15	41
LSB Industries, Inc. (a)	3,700	24,383
Martin Marietta Materials, Inc.	800	382,504
McEwen Mining, Inc. (a)	3,500	26,425
Metalla Royalty & Streaming Ltd. (a)	600	1,716
Metallus, Inc. (a)	1,200	16,032
Mosaic Co.	48,100	1,299,181
MP Materials Corp. (a)	5,100	124,491
Myers Industries, Inc.	400	4,772
New Gold, Inc. (a)	34,100	126,511
Northern Dynasty Minerals Ltd. (a)	1,900	2,185
O-I Glass, Inc. (a)	5,400	61,938
Olin Corp.	3,900	94,536
Origin Materials, Inc. (a)	1,800	1,195
Osisko Gold Royalties Ltd.	5,300	111,936
Packaging Corp. of America	2,900	574,258
Ramaco Resources, Inc., Class A	700	5,761
Ranpak Holdings Corp. (a)	2,800	15,176
Rayonier Advanced Materials, Inc. (a)	9,400	54,050
Ryerson Holding Corp.	300	6,888
Sandstorm Gold Ltd.	41,000	309,550
Schnitzer Steel Industries, Inc.	100	2,888
Sherwin-Williams Co. (b)	2,249	785,328
SSR Mining, Inc. (a)	31,700	317,951
SunCoke Energy, Inc.	1,300	11,960
Teck Resources Ltd., Class B (b)	19,885	724,386
Tredegar Corp. (a)	1,800	13,860
Trilogy Metals, Inc. (a)	2,700	4,185
TriMas Corp.	600	14,058
Trinseo PLC	3,400	12,512
Triple Flag Precious Metals Corp.	5,600	107,240
Tronox Holdings PLC, Class A	1,200	8,448
U.S. Antimony Corp. (a)	3,600	7,920
Vulcan Materials Co.	400	93,320
Westlake Corp.	200	20,006

		25,958,786

Media & Entertainment — 1.2%
Alphabet, Inc., Class A (b)	81,930	12,669,655
Altice USA, Inc., Class A (a)	16,100	42,826
AMC Networks, Inc., Class A (a)	6,300	43,344
Angi, Inc. (a)	839	12,929
Boston Omaha Corp., Class A (a)	100	1,458
Bumble, Inc., Class A (a)	9,800	42,532
Cinemark Holdings, Inc.	8,400	209,076

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Comcast Corp., Class A (b)	32,400	$1,195,560
Entravision Communications Corp., Class A	900	1,890
Eventbrite, Inc., Class A (a)	16,400	34,604
EverQuote, Inc., Class A (a)	200	5,238
EW Scripps Co. (The), Class A (a)	10,000	29,600
fuboTV, Inc. (a)	5,200	15,184
Gannett Co., Inc. (a)	4,500	13,005
Gray Media, Inc.	900	3,888
iHeartMedia, Inc., Class A (a)	5,500	9,075
IMAX Corp. (a)	3,800	100,130
Learfield Communications LLC (a),(b),(e)	91,802	6,976,952
Liberty Media Corp.-Liberty Formula One, Class C (a),(b)	4,812	433,128
Liberty Media Corp.-Liberty Live, Class C (a),(b)	5,586	380,630
Liberty Media Corp.-Liberty Live, Class A (a),(b)	3,438	231,171
Lionsgate Studios Corp. (a)	200	1,494
MediaAlpha, Inc., Class A (a)	1,400	12,936
Meta Platforms, Inc., Class A (b)	3,261	1,879,510
Netflix, Inc. (a)	400	373,012
New York Times Co., Class A	11,800	585,280
News Corp., Class A	900	24,498
Nextdoor Holdings, Inc. (a)	7,000	10,710
Paramount Global, Class B	300	3,588
Playstudios, Inc. (a)	4,500	5,715
Playtika Holding Corp.	5,400	27,918
Reddit, Inc., Class A (a)	18,300	1,919,670
Reservoir Media, Inc. (a)	600	4,578
ROBLOX Corp., Class A (a)	148,500	8,656,065
Roku, Inc. (a)	3,300	232,452
Scholastic Corp.	100	1,888
Skillz, Inc. (a)	100	450
Snap, Inc., Class A (a)	127,200	1,107,912
Spotify Technology SA (a)	7,600	4,180,228
Take-Two Interactive Software, Inc. (a),(b)	4,729	980,085
Townsquare Media, Inc., Class A	1,200	9,768
Trade Desk, Inc., Class A (a)	5,901	322,903
Travelzoo (a)	1,300	17,719
TrueCar, Inc. (a)	600	948
Vimeo, Inc. (a)	1,300	6,838
Warner Music Group Corp., Class A	1,100	34,485
ZoomInfo Technologies, Inc., Class A (a)	27,600	276,000

		43,128,525

Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
10X Genomics, Inc., Class A (a)	25,900	226,107
180 Life Sciences Corp. (a)	31	30
4D Molecular Therapeutics, Inc. (a)	8,300	26,809
89bio, Inc. (a)	3,500	25,445

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
AbCellera Biologics, Inc. (a)	40,000	$89,200
Absci Corp. (a)	9,400	23,594
ACADIA Pharmaceuticals, Inc. (a)	17,200	285,692
Aclaris Therapeutics, Inc. (a)	12,600	19,278
Acumen Pharmaceuticals, Inc. (a)	6,300	6,930
Adaptimmune Therapeutics PLC, ADR (a)	4,621	910
Adicet Bio, Inc. (a)	11,842	8,941
ADMA Biologics, Inc. (a)	41,900	831,296
Adverum Biotechnologies, Inc. (a)	170	743
Aerovate Therapeutics, Inc. (a)	3,700	9,287
Alector, Inc. (a)	9,300	11,439
Alkermes PLC (a)	600	19,812
Allogene Therapeutics, Inc. (a)	46,400	67,744
Alnylam Pharmaceuticals, Inc. (a)	3,600	972,072
Altimmune, Inc. (a)	3,100	15,500
ALX Oncology Holdings, Inc. (a)	12,000	7,476
Amgen, Inc.	12,100	3,769,755
Amicus Therapeutics, Inc. (a)	12,800	104,448
Amneal Pharmaceuticals, Inc. (a)	600	5,028
Amphastar Pharmaceuticals, Inc. (a)	1,400	40,586
Amylyx Pharmaceuticals, Inc. (a)	13,500	47,790
AN2 Therapeutics, Inc. (a)	5,800	7,888
AnaptysBio, Inc. (a)	4,400	81,796
Anavex Life Sciences Corp. (a)	8,800	75,504
Anika Therapeutics, Inc. (a)	800	12,024
Annovis Bio, Inc. (a)	1,200	1,800
Apellis Pharmaceuticals, Inc. (a)	2,000	43,740
Apogee Therapeutics, Inc. (a)	300	11,208
Applied DNA Sciences, Inc. (a)	1	2
Applied Therapeutics, Inc. (a)	13,800	6,747
Aquestive Therapeutics, Inc. (a)	9,900	28,710
Arcus Biosciences, Inc. (a)	700	5,495
Arcutis Biotherapeutics, Inc. (a)	900	14,076
Ardelyx, Inc. (a)	10,300	50,573
Arrowhead Pharmaceuticals, Inc. (a)	12,500	159,250
Assertio Holdings, Inc. (a)	12,550	8,466
Atea Pharmaceuticals, Inc. (a)	5,900	17,641
Athira Pharma, Inc. (a)	3,600	1,026
Atossa Therapeutics, Inc. (a)	800	538
Aurinia Pharmaceuticals, Inc. (a)	1,200	9,648
Axsome Therapeutics, Inc. (a)	2,000	233,260
Bausch Health Cos., Inc. (a)	2,700	17,469
Beam Therapeutics, Inc. (a)	700	13,671
BioAtla, Inc. (a)	5,500	1,907
BioCardia, Inc. (a)	47	119
BioCryst Pharmaceuticals, Inc. (a)	50,100	375,750
Biofrontera, Inc. (a)	14	11

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Biogen, Inc. (a)	6,200	$848,408
Biohaven Ltd. (a)	600	14,424
BioMarin Pharmaceutical, Inc. (a)	4,400	311,036
Biomea Fusion, Inc. (a)	8,400	17,892
Bridgebio Pharma, Inc. (a)	2,100	72,597
Bristol-Myers Squibb Co.	1,200	73,188
Bruker Corp.	300	12,522
C4 Therapeutics, Inc. (a)	14,500	23,200
Cabaletta Bio, Inc. (a)	9,100	12,604
Cara Therapeutics, Inc. (a)	666	3,377
Cardiff Oncology, Inc. (a)	1,200	3,768
CareDx, Inc. (a)	11,000	195,250
Caribou Biosciences, Inc. (a)	21,900	19,997
Carisma Therapeutics, Inc. (a)	22	7
Cassava Sciences, Inc. (a)	11,500	17,250
Celcuity, Inc. (a)	400	4,044
Century Therapeutics, Inc. (a)	1,500	714
Charles River Laboratories International, Inc. (a)	100	15,052
Climb Bio, Inc. (a)	1,900	2,318
Codexis, Inc. (a)	4,600	12,374
Collegium Pharmaceutical, Inc. (a)	700	20,895
Corcept Therapeutics, Inc. (a)	6,100	696,742
Corvus Pharmaceuticals, Inc. (a)	5,098	16,212
Cullinan Therapeutics, Inc. (a)	100	757
Curis, Inc. (a)	95	200
Danaher Corp.	29,600	6,068,000
Denali Therapeutics, Inc. (a)	100	1,359
Design Therapeutics, Inc. (a)	3,900	15,054
Dynavax Technologies Corp. (a)	8,500	110,245
Editas Medicine, Inc. (a)	18,600	21,576
Elevation Oncology, Inc. (a)	5,700	1,477
Eli Lilly & Co. (b)	431	355,967
Emergent BioSolutions, Inc. (a)	11,000	53,460
Enanta Pharmaceuticals, Inc. (a)	3,700	20,424
Erasca, Inc. (a)	9,400	12,878
Esperion Therapeutics, Inc. (a)	40,100	57,744
Essa Pharma, Inc. (a)	4,100	6,478
Eton Pharmaceuticals, Inc. (a)	500	6,490
Evolus, Inc. (a)	800	9,624
Exelixis, Inc. (a)	34,500	1,273,740
EyePoint Pharmaceuticals, Inc. (a)	1,400	7,588
Fate Therapeutics, Inc. (a)	15,400	12,168
FibroGen, Inc. (a)	17,825	5,524
Fulcrum Therapeutics, Inc. (a)	10,500	30,240
Generation Bio Co. (a)	2,500	1,013
Gossamer Bio, Inc. (a)	23,700	26,070
GRAIL, Inc. (a)	1,000	25,540

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Halozyme Therapeutics, Inc. (a)	2,390	$152,506
Harmony Biosciences Holdings, Inc. (a)	2,000	66,380
Harrow, Inc. (a)	3,300	87,780
Harvard Bioscience, Inc. (a)	2,300	1,302
Heron Therapeutics, Inc. (a)	12,500	27,500
HilleVax, Inc. (a)	800	1,160
Hookipa Pharma, Inc. (a)	60	65
Humacyte, Inc. (a)	1,700	2,899
Ideaya Biosciences, Inc. (a)	8,500	139,230
IGM Biosciences, Inc. (a)	1,900	2,185
Ikena Oncology, Inc. (a)	1,700	2,176
Incyte Corp. (a)	200	12,110
Innoviva, Inc. (a)	3,300	59,829
Inotiv, Inc. (a)	300	663
Inovio Pharmaceuticals, Inc. (a)	108	176
Inozyme Pharma, Inc. (a)	900	819
Insmed, Inc. (a)	4,400	335,676
Intellia Therapeutics, Inc. (a)	24,800	176,328
Intra-Cellular Therapies, Inc. (a),(b)	3,776	498,130
Ionis Pharmaceuticals, Inc. (a)	26,900	811,573
IQVIA Holdings, Inc. (a)	8,100	1,428,030
Ironwood Pharmaceuticals, Inc. (a)	31,500	46,305
Kairos Pharma Ltd. (a)	35	33
Kalaris Therapeutics, Inc. (a)	265	2,128
Keros Therapeutics, Inc. (a)	2,400	24,456
Kezar Life Sciences, Inc. (a)	1,050	5,124
Kodiak Sciences, Inc. (a)	4,700	13,184
Kura Oncology, Inc. (a)	4,600	30,360
Kymera Therapeutics, Inc. (a)	5,700	156,009
Kyverna Therapeutics, Inc. (a)	1,400	2,702
Larimar Therapeutics, Inc. (a)	6,733	14,476
Legend Biotech Corp., ADR (a)	5,700	193,401
LENZ Therapeutics, Inc. (a)	128	3,291
Lexeo Therapeutics, Inc. (a)	1,500	5,205
Lineage Cell Therapeutics, Inc. (a)	3,400	1,535
Liquidia Corp. (a)	6,000	88,500
Lyell Immunopharma, Inc. (a)	7,200	3,874
Lyra Therapeutics, Inc. (a)	9,300	1,175
MacroGenics, Inc. (a)	15,000	19,050
MannKind Corp. (a)	56,400	283,692
Maravai LifeSciences Holdings, Inc., Class A (a)	34,100	75,361
Medpace Holdings, Inc. (a)	2,900	883,601
Merck & Co., Inc.	37,400	3,357,024
Mersana Therapeutics, Inc. (a)	12,100	4,165
Milestone Pharmaceuticals, Inc. (a)	1,700	1,360
MiMedx Group, Inc. (a)	3,000	22,800
Mirum Pharmaceuticals, Inc. (a)	3,700	166,685

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Moderna, Inc. (a)	62,000	$1,757,700
Mural Oncology PLC (a)	800	1,008
Natera, Inc. (a)	3,400	480,794
Nektar Therapeutics (a)	27,100	18,428
Neumora Therapeutics, Inc. (a)	1,800	1,800
Nkarta, Inc. (a)	2,500	4,600
NovaBay Pharmaceuticals, Inc. (a)	31	18
Novavax, Inc. (a)	18,000	115,380
Nurix Therapeutics, Inc. (a)	2,800	33,264
Nuvalent, Inc., Class A (a)	1,000	70,920
Nuvation Bio, Inc. (a)	8,000	14,080
Ocean Biomedical, Inc. (a)	34	2
Ocular Therapeutix, Inc. (a)	600	4,398
Olema Pharmaceuticals, Inc. (a)	4,100	15,416
Omeros Corp. (a)	1,100	9,042
OnKure Therapeutics, Inc., Class A (a)	470	2,021
Organogenesis Holdings, Inc. (a)	7,700	33,264
Pacira BioSciences, Inc. (a)	100	2,485
Personalis, Inc. (a)	2,900	10,179
Perspective Therapeutics, Inc. (a)	3,910	8,328
Petros Pharmaceuticals, Inc. (a)	35	2
Phathom Pharmaceuticals, Inc. (a)	300	1,881
Phio Pharmaceuticals Corp. (a)	4	5
Pliant Therapeutics, Inc. (a)	5,900	7,965
PMV Pharmaceuticals, Inc. (a)	5,800	6,322
Prelude Therapeutics, Inc. (a)	5,900	4,531
Prime Medicine, Inc. (a)	100	199
Protalix BioTherapeutics, Inc. (a)	100	256
PTC Therapeutics, Inc. (a)	5,500	280,280
Puma Biotechnology, Inc. (a)	4,200	12,432
Quanterix Corp. (a)	800	5,208
Rallybio Corp. (a)	1,200	785
Rapport Therapeutics, Inc. (a)	100	1,003
RAPT Therapeutics, Inc. (a)	6,900	8,418
Regeneron Pharmaceuticals, Inc.	9,000	5,708,070
REGENXBIO, Inc. (a)	3,200	22,880
Relay Therapeutics, Inc. (a)	12,200	31,964
Relmada Therapeutics, Inc. (a)	5,500	1,485
Replimune Group, Inc. (a)	2,600	25,350
Rigel Pharmaceuticals, Inc. (a)	990	17,810
Royalty Pharma PLC, Class A	19,900	619,487
Sage Therapeutics, Inc. (a)	4,300	34,185
Sangamo Therapeutics, Inc. (a)	18,900	12,395
Sarepta Therapeutics, Inc. (a)	4,000	255,280
Savara, Inc. (a)	4,100	11,357
Scholar Rock Holding Corp. (a)	6,700	215,405
Seer, Inc. (a)	7,900	13,351

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
SELLAS Life Sciences Group, Inc. (a)	33	$36
Shattuck Labs, Inc. (a)	2,600	2,470
Spruce Biosciences, Inc. (a)	500	145
Spyre Therapeutics, Inc. (a)	4,700	75,834
Sutro Biopharma, Inc. (a)	8,500	5,530
Syndax Pharmaceuticals, Inc. (a)	8,200	100,737
Tango Therapeutics, Inc. (a)	1,000	1,370
Tectonic Therapeutic, Inc. (a)	50	885
Tenaya Therapeutics, Inc. (a)	300	171
Terns Pharmaceuticals, Inc. (a)	1,300	3,588
TG Therapeutics, Inc. (a)	700	27,601
Theriva Biologics, Inc. (a)	31	34
Thermo Fisher Scientific, Inc.	5,800	2,886,080
Tourmaline Bio, Inc. (a)	270	4,107
Travere Therapeutics, Inc. (a)	21,000	376,320
TScan Therapeutics, Inc. (a)	600	828
Twist Bioscience Corp. (a)	1,200	47,112
Tyra Biosciences, Inc. (a)	200	1,860
Ultragenyx Pharmaceutical, Inc. (a)	13,500	488,835
Vanda Pharmaceuticals, Inc. (a)	5,600	25,704
Ventyx Biosciences, Inc. (a)	8,807	10,128
Verastem, Inc. (a)	1,108	6,681
Verve Therapeutics, Inc. (a)	4,000	18,280
Viatris, Inc.	300	2,613
Vigil Neuroscience, Inc. (a)	300	534
Vir Biotechnology, Inc. (a)	900	5,832
Viridian Therapeutics, Inc. (a)	4,400	59,312
Vistagen Therapeutics, Inc. (a)	147	367
Vor BioPharma, Inc. (a)	500	359
WaVe Life Sciences Ltd. (a)	200	1,616
Werewolf Therapeutics, Inc. (a)	3,200	3,111
West Pharmaceutical Services, Inc.	4,100	917,908
Whitehawk Therapeutics, Inc. (a)	1,000	1,780
Windtree Therapeutics, Inc. (a)	38	48
Xencor, Inc. (a)	7,100	75,544
Xenon Pharmaceuticals, Inc. (a)	2,900	97,295
Xeris Biopharma Holdings, Inc. (a)	12,764	70,074
Y-mAbs Therapeutics, Inc. (a)	3,900	17,277
Zentalis Pharmaceuticals, Inc. (a)	16,100	25,599

		42,768,769

Real Estate — 0.2%
Agree Realty Corp. (b)	25,700	1,983,783
Apartment Investment & Management Co., Class A (a)	600	5,280
Brandywine Realty Trust	100	446
Camden Property Trust	600	73,380
CareTrust REIT, Inc.	14,100	402,978

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Chatham Lodging Trust	600	$4,278
City Office REIT, Inc.	100	519
Community Healthcare Trust, Inc.	2,300	41,768
CTO Realty Growth, Inc.	2,500	48,275
Diversified Healthcare Trust	6,500	15,600
Easterly Government Properties, Inc.	8,200	86,920
Empire State Realty Trust, Inc., Class A	100	782
Equinix, Inc. (b)	737	600,913
Equity Commonwealth (a)	25,700	41,377
Essential Properties Realty Trust, Inc. (b)	100	3,264
Farmland Partners, Inc.	400	4,460
Four Corners Property Trust, Inc.	1,900	54,530
Franklin Street Properties Corp.	3,200	5,696
FrontView REIT, Inc.	100	1,279
Getty Realty Corp.	5,300	165,254
Global Net Lease, Inc.	794	6,384
Hudson Pacific Properties, Inc.	4,700	13,865
Lineage, Inc.	81,926	4,803,321
LTC Properties, Inc.	100	3,545
LXP Industrial Trust	2,000	17,300
NNN REIT, Inc. (b)	200	8,530
Office Properties Income Trust	1,600	730
Paramount Group, Inc.	1,300	5,590
Piedmont Office Realty Trust, Inc., Class A	4,800	35,376
Plymouth Industrial REIT, Inc.	800	13,040
Postal Realty Trust, Inc., Class A	896	12,795
Rayonier, Inc.	200	5,576
SBA Communications Corp. (b)	3,591	790,056
Service Properties Trust	4,400	11,484
Sila Realty Trust, Inc.	100	2,671
Strawberry Fields REIT, Inc.	100	1,191
Uniti Group, Inc.	1,900	9,576
Universal Health Realty Income Trust	300	12,288
Veris Residential, Inc.	2,800	47,376
WP Carey, Inc. (b)	100	6,311

		9,347,787

Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. (a)	1,100	3,663
Avalon GloboCare Corp. (a)	3	15
Douglas Elliman, Inc. (a)	100	172
Forestar Group, Inc. (a)	1,200	25,368
Landbridge Co. LLC, Class A	41,264	2,968,532
Opendoor Technologies, Inc. (a)	8,000	8,160
RE/MAX Holdings, Inc., Class A (a)	100	837
Redfin Corp. (a)	21,800	200,778
RMR Group, Inc. (The), Class A	700	11,655

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Seritage Growth Properties, Class A (a)	1,200	$3,876

		3,223,056

Retailing — 0.6%
1stdibs.com, Inc. (a)	2,200	6,688
Abercrombie & Fitch Co., Class A (a)	1,600	122,192
Advance Auto Parts, Inc.	13,200	517,572
Amazon.com, Inc. (a),(b)	61,215	11,646,766
America’s Car-Mart, Inc. (a)	18,068	820,106
Beyond, Inc. (a)	8,700	50,460
Big 5 Sporting Goods Corp.	1,000	967
Camping World Holdings, Inc., Class A	300	4,848
CarMax, Inc. (a)	2,000	155,840
CarParts.com, Inc. (a)	3,200	3,200
Carvana Co. (a)	29,300	6,126,044
Cato Corp. (The), Class A	1,500	4,995
Chewy, Inc., Class A (a)	200	6,502
Children’s Place, Inc. (a)	800	6,992
Citi Trends, Inc. (a)	900	19,921
Designer Brands, Inc., Class A	9,400	34,310
EVgo, Inc. (a)	32,000	85,120
Five Below, Inc. (a)	2,500	187,313
Groupon, Inc. (a)	422	7,921
Guess?, Inc.	4,800	53,136
Haverty Furniture Cos., Inc.	400	7,888
J Jill, Inc.	800	15,624
Kohl’s Corp.	21,700	177,506
Leslie’s, Inc. (a)	11,700	8,605
Newegg Commerce, Inc. (a)	100	26
Nxu, Inc. (a)	1	3
ODP Corp. (a)	1,000	14,330
Petco Health & Wellness Co., Inc. (a)	45,900	139,995
PetMed Express, Inc. (a)	1,700	7,123
QVC Group, Inc., Series A (a)	76,900	15,465
RealReal, Inc. (The) (a)	26,600	143,374
Rent the Runway, Inc., Class A (a)	25	111
Ross Stores, Inc. (b)	3,807	486,497
Sportsman’s Warehouse Holdings, Inc. (a)	2,400	2,386
ThredUp, Inc., Class A (a)	6,200	14,942
Warby Parker, Inc., Class A (a)	900	16,407
Wayfair, Inc., Class A (a)	20,200	647,006

		21,558,181

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc. (a),(b)	10,089	1,036,544
Alpha & Omega Semiconductor Ltd. (a)	500	12,430
Applied Materials, Inc.	300	43,536

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Astera Labs, Inc. (a)	2,400	$143,208
AXT, Inc. (a)	7,300	10,293
Broadcom, Inc. (b)	76,966	12,886,417
CEVA, Inc. (a)	100	2,561
Credo Technology Group Holding Ltd. (a)	25,200	1,012,032
Enphase Energy, Inc. (a)	21,900	1,358,895
Everspin Technologies, Inc. (a)	1,700	8,670
GSI Technology, Inc. (a)	1,000	2,030
Impinj, Inc. (a)	1,900	172,330
Intel Corp.	250,500	5,688,855
inTEST Corp. (a)	1,200	8,388
KLA Corp. (b)	705	479,259
Marvell Technology, Inc. (b)	63,456	3,906,986
Maxeon Solar Technologies Ltd. (a)	21	62
MaxLinear, Inc. (a)	15,600	169,416
NVIDIA Corp. (b)	146,130	15,837,570
PDF Solutions, Inc. (a)	1,300	24,843
Penguin Solutions, Inc. (a)	4,400	76,428
Pixelworks, Inc. (a)	600	376
Qorvo, Inc. (a)	900	65,169
QUALCOMM, Inc. (b)	36,000	5,529,960
Rambus, Inc. (a)	5,500	284,763
Semtech Corp. (a)	15,000	516,000
Silicon Laboratories, Inc. (a)	400	45,028
Skyworks Solutions, Inc.	22,900	1,480,027
SolarEdge Technologies, Inc. (a)	13,900	224,902
Synaptics, Inc. (a)	2,200	140,184
Teradyne, Inc.	200	16,520
Veeco Instruments, Inc. (a)	3,630	72,890
Wolfspeed, Inc. (a)	33,800	103,428

		51,360,000

Software & Services — 3.0%
8x8, Inc. (a)	19,200	38,400
A10 Networks, Inc.	4,300	70,262
ACI Worldwide, Inc. (a)	164,860	9,019,491
Adobe, Inc. (a)	31,700	12,157,901
Akamai Technologies, Inc. (a)	1,700	136,850
Alkami Technology, Inc. (a)	9,045	237,431
Amdocs Ltd.	500	45,750
Amplitude, Inc., Class A (a)	200	2,038
Applied Digital Corp. (a),(b)	15,879	89,240
Arteris, Inc. (a)	100	691
Asana, Inc., Class A (a)	23,300	339,481
Atlassian Corp., Class A (a)	5,100	1,082,271
AudioEye, Inc. (a)	100	1,110
Autodesk, Inc. (a)	2,400	628,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
AvePoint, Inc. (a)	2,000	$28,880
Backblaze, Inc., Class A (a)	3,900	18,837
BigCommerce Holdings, Inc. (a)	300	1,728
Bill Holdings, Inc. (a)	27,170	1,246,831
Bitdeer Technologies Group, Class A (a),(b)	6,501	57,404
Blend Labs, Inc., Class A (a)	3,100	10,385
Box, Inc., Class A (a)	18,700	577,082
Cipher Mining, Inc. (a),(b)	4,198	9,655
Cleanspark, Inc. (a),(b)	4,458	29,958
Clear Secure, Inc., Class A	4,000	103,640
Clearwater Analytics Holdings, Inc., Class A (a)	41,365	1,108,582
Cloudflare, Inc., Class A (a)	11,200	1,262,128
Commvault Systems, Inc. (a)	2,000	315,520
Core Scientific, Inc. (a),(b)	14,230	103,025
CoreCard Corp. (a)	200	3,742
Coreweave, Inc., Class A (a)	53,127	1,969,949
CPI Card Group, Inc. (a)	200	5,834
Crexendo, Inc. (a)	200	974
CyberArk Software Ltd. (a)	22,082	7,463,716
Datadog, Inc., Class A (a)	400	39,684
Digital Turbine, Inc. (a)	24,100	65,432
Dropbox, Inc., Class A (a)	2,400	64,104
DXC Technology Co. (a)	300	5,115
Dynatrace, Inc. (a)	1,200	56,580
eGain Corp. (a)	1,100	5,335
Elastic NV (a)	11,100	989,010
Expensify, Inc., Class A (a)	9,900	30,096
Fastly, Inc., Class A (a)	10,700	67,731
Five9, Inc. (a)	500	13,575
Fortinet, Inc. (a)	90,500	8,711,530
Freshworks, Inc., Class A (a)	4,400	62,084
Gartner, Inc. (a),(b)	5,500	2,308,570
Hackett Group, Inc. (The)	1,600	46,752
HubSpot, Inc. (a)	2,800	1,599,612
Hut 8 Corp. (a),(b)	4,631	53,812
Informatica, Inc., Class A (a)	5,400	94,230
Information Services Group, Inc.	2,200	8,602
InterDigital, Inc.	1,300	268,775
Kaltura, Inc. (a)	300	564
Klaviyo, Inc., Class A (a)	13,200	399,432
LivePerson, Inc. (a)	14,000	11,187
Manhattan Associates, Inc. (a)	400	69,216
Microsoft Corp. (b)	19,031	7,144,047
Monday.com Ltd. (a)	3,900	948,324
MongoDB, Inc. (a)	2,200	385,880
N-able, Inc. (a)	1,700	12,053
nCino, Inc. (a)	3,266	89,717

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
NCR Voyix Corp. (a)	57,525	$560,869
Nutanix, Inc., Class A (a)	8,900	621,309
Oblong, Inc. (a)	1	3
Okta, Inc. (a),(b)	7,184	755,901
Olo, Inc., Class A (a)	18,500	111,740
ON24, Inc. (a)	3,000	15,600
Onestream, Inc. (a)	204,817	4,370,795
Ooma, Inc. (a)	1,300	17,017
Pagaya Technologies Ltd., Class A (a)	12,100	126,808
PagerDuty, Inc. (a)	7,300	133,371
Palantir Technologies, Inc., Class A (a)	36,700	3,097,480
Palo Alto Networks, Inc. (a)	7,600	1,296,864
Porch Group, Inc. (a)	1,900	13,851
Q2 Holdings, Inc. (a)	53,913	4,313,579
Qualys, Inc. (a)	1,500	188,895
Rackspace Technology, Inc. (a)	3,100	5,239
Rapid7, Inc. (a)	100	2,651
Red Violet, Inc. (a)	300	11,277
Rimini Street, Inc. (a)	1,300	4,524
RingCentral, Inc., Class A (a)	5,000	123,800
Riot Platforms, Inc. (a),(b)	7,993	56,910
Rubrik, Inc., Class A (a)	4,100	250,018
SailPoint, Inc. (a),(b)	204,854	3,841,013
Salesforce, Inc.	20,500	5,501,380
Samsara, Inc., Class A (a)	14,100	540,453
SEMrush Holdings, Inc., Class A (a)	2,200	20,526
SentinelOne, Inc., Class A (a)	7,600	138,168
ServiceNow, Inc. (a)	300	238,842
ServiceTitan, Inc., Class A (a)	30,722	2,921,969
Snowflake, Inc., Class A (a)	80,100	11,707,416
SoundThinking, Inc. (a)	300	5,085
Sprout Social, Inc., Class A (a)	1,500	32,985
Synchronoss Technologies, Inc. (a)	700	7,623
Telos Corp. (a)	100	238
Tenable Holdings, Inc. (a)	4,400	153,912
Teradata Corp. (a)	4,300	96,664
Terawulf, Inc. (a),(b)	24,015	65,561
Twilio, Inc., Class A (a)	23,400	2,291,094
UiPath, Inc., Class A (a)	62,200	640,660
Unisys Corp. (a)	10,400	47,736
Upland Software, Inc. (a)	6,500	18,590
Varonis Systems, Inc. (a)	27,000	1,092,150
Vertex, Inc., Class A (a)	200	7,002
Weave Communications, Inc. (a)	6,500	72,085
WM Technology, Inc. (a)	11,400	12,882
Workiva, Inc. (a)	1,600	121,456
Yext, Inc. (a)	3,200	19,712

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Zeta Global Holdings Corp., Class A (a)	31,900	$432,564
Zscaler, Inc. (a)	17,500	3,472,350

		111,296,772

Technology Hardware & Equipment — 1.3%
Amphenol Corp., Class A	195,204	12,803,430
Apple, Inc. (b)	64,635	14,357,373
Applied Optoelectronics, Inc. (a)	900	13,815
Arista Networks, Inc. (a),(b)	25,600	1,983,488
Aviat Networks, Inc. (a)	100	1,917
Bel Fuse, Inc., Class B	300	22,458
Cambium Networks Corp. (a)	1,600	1,129
Ciena Corp. (a)	900	54,387
Cisco Systems, Inc.	100	6,171
CommScope Holding Co., Inc. (a)	51,900	275,589
CompoSecure, Inc., Class A (a)	6,800	73,916
Comtech Telecommunications Corp. (a)	3,200	5,120
Crane NXT Co.	2,000	102,800
Extreme Networks, Inc. (a)	5,700	75,411
FARO Technologies, Inc. (a)	1,300	35,490
Frequency Electronics, Inc. (a)	600	9,390
Identiv, Inc. (a)	400	1,276
Immersion Corp.	500	3,790
IonQ, Inc. (a)	24,500	540,715
Juniper Networks, Inc.	63,900	2,312,541
Kimball Electronics, Inc. (a)	700	11,515
Lantronix, Inc. (a)	5,500	13,695
Methode Electronics, Inc.	3,200	20,416
Motorola Solutions, Inc.	200	87,562
NetScout Systems, Inc. (a)	5,200	109,252
nLight, Inc. (a)	800	6,216
PC Connection, Inc.	100	6,242
Teledyne Technologies, Inc. (a)	33,002	16,425,425
Viasat, Inc. (a)	8,900	92,738
Vishay Intertechnology, Inc.	400	6,360
Vishay Precision Group, Inc. (a)	500	12,045
Xerox Holdings Corp.	100	483

		49,472,155

Telecommunication Services — 0.0%
AT&T, Inc. (b)	15,408	435,738
Bandwidth, Inc., Class A (a)	2,500	32,750
IDT Corp., Class B	800	41,048
Lumen Technologies, Inc. (a)	115,400	452,368
NII Holdings, Inc. (a),(e)	50,677	13,176
Spok Holdings, Inc.	900	14,796
TELUS Corp.	100	1,434

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
T-Mobile U.S., Inc.	200	$53,342

		1,044,652

Transportation — 0.4%
American Airlines Group, Inc. (a),(b)	93,500	986,425
Avis Budget Group, Inc. (a)	300	22,770
Canadian Pacific Kansas City Ltd.	140,000	9,829,400
Covenant Logistics Group, Inc.	800	17,760
CSX Corp.	4,300	126,549
Expeditors International of Washington, Inc.	2,300	276,575
Frontier Group Holdings, Inc. (a)	11,700	50,778
Genco Shipping & Trading Ltd.	4,500	60,120
Heartland Express, Inc.	8,100	74,682
JB Hunt Transport Services, Inc.	1,400	207,130
JetBlue Airways Corp. (a)	60,400	291,128
Knight-Swift Transportation Holdings, Inc.	100	4,349
Lyft, Inc., Class A (a)	87,877	1,043,100
Marten Transport Ltd.	2,699	37,030
Radiant Logistics, Inc. (a)	1,600	9,840
Schneider National, Inc., Class B	4,000	91,400
Seanergy Maritime Holdings Corp.	2,830	18,112
Sun Country Airlines Holdings, Inc. (a)	100	1,232
U-Haul Holding Co. (a)	800	52,288
United Parcel Service, Inc., Class B	1,500	164,985
Universal Logistics Holdings, Inc.	300	7,872

		13,373,525

Utilities — 0.9%
AES Corp.	15,800	196,236
ALLETE, Inc.	8,900	584,730
American Electric Power Co., Inc.	65,256	7,130,523
Artesian Resources Corp., Class A	400	13,060
Avista Corp.	400	16,748
Edison International	31,700	1,867,764
Entergy Corp.	125,193	10,702,750
Evergy, Inc.	100	6,895
FirstEnergy Corp.	700	28,294
Genie Energy Ltd., Class B	200	3,010
Hawaiian Electric Industries, Inc. (a)	8,600	94,170
Northwestern Energy Group, Inc.	200	11,574
OGE Energy Corp.	200	9,192
PG&E Corp.	4,500	77,310
Pinnacle West Capital Corp.	4,400	419,100
Portland General Electric Co.	400	17,840
Public Service Enterprise Group, Inc.	200	16,460
Southern Co.	122,893	11,300,011
Sunnova Energy International, Inc. (a)	30,000	11,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
TransAlta Corp.	500	$4,675
Unitil Corp.	200	11,538
XPLR Infrastructure LP	2,900	27,550
York Water Co. (The)	500	17,340

		32,567,930

Total North America		980,482,055

Oceania — 0.0%
Energy — 0.0%
Imperial Petroleum, Inc. (a)	40	98

Software & Services — 0.0%
IREN Ltd. (a),(b)	16,134	98,256

Total Oceania		98,354

South America — 0.1%
Banks — 0.1%
Banco Bradesco SA, ADR	463,600	1,033,828
Banco Santander Brasil SA, ADR	700	3,297
Bancolombia SA, ADR	400	16,080
Credicorp Ltd.	100	18,616
Inter & Co., Inc., Class A	1,400	7,672

		1,079,493

Capital Goods — 0.0%
Embraer SA, ADR (a)	1,800	83,160

Consumer Services — 0.0%
Afya Ltd., Class A	1,000	17,930
Arcos Dorados Holdings, Inc., Class A	263	2,120

		20,050

Diversified Financials — 0.0%
Dlocal Ltd. (a)	10,800	90,072
XP, Inc., Class A	600	8,250

		98,322

Energy — 0.0%
Geopark Ltd.	3,800	30,704
Gran Tierra Energy, Inc. (a)	3,590	17,699
Ultrapar Participacoes SA, ADR	11,500	35,420

		83,823

Food, Beverage & Tobacco — 0.0%
Ambev SA, ADR	245,500	572,015
BRF SA, ADR	1,000	3,440

		575,455

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Materials — 0.0%
Aris Mining Corp. (a)	200	$928
Gerdau SA, ADR	88,780	252,135
Loma Negra Cia Industrial Argentina SA, ADR (a)	200	2,198
Nexa Resources SA (a)	500	3,100
Suzano SA, ADR	1,800	16,722

		275,083

Media & Entertainment — 0.0%
VTEX, Class A (a)	2,500	12,675

Utilities — 0.0%
Cia Energetica de Minas Gerais, ADR	100	176
Cia Paranaense de Energia - Copel, ADR	800	5,848

		6,024

Total South America		2,234,085

TOTAL COMMON STOCK (COST $989,710,172)		1,020,919,912

PREFERRED STOCK — 0.1%
North America — 0.1%
Health Care Equipment & Services — 0.1%
ATI Physical Therapy, Inc. (a),(b),(e)	3,039	2,013,337

Total North America		2,013,337

TOTAL PREFERRED STOCK (COST $3,008,610)		2,013,337

	Principal Amount

ASSET-BACKED SECURITIES — 6.5%
Europe — 0.9%
AGL CLO 25 Ltd., Series 2023-25A, Class E, 3 mo. TSFR + 8.66%, 12.95%, 07/21/36 (b),(d),(f)	$2,500,000	2,520,517
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 3 mo. TSFR + 4.68%, 8.98%, 10/15/36 (b),(d),(f)	1,000,000	1,007,781
Ares LXVI CLO Ltd., Series 2022-66A, Class ER, 3 mo. TSFR + 7.00%, 11.30%, 07/25/36 (b),(d),(f)	2,000,000	2,015,200
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 8.00%, 07/15/37 (b),(d),(f)	1,000,000	1,004,381
Series 2023-1A, Class D, 3 mo. TSFR + 4.90%, 9.21%, 04/16/36 (b),(d),(f)	1,000,000	999,672
Series 2023-2A, Class E, 3 mo. TSFR + 8.48%, 12.77%, 07/18/36 (b),(d),(f)	1,000,000	1,007,227

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Birch Grove CLO 7 Ltd., Series 2023-7A, Class E, 3 mo. TSFR + 8.64%, 12.93%, 10/20/36 (b),(d),(f)	$3,100,000	$3,149,228
Canyon Capital CLO Ltd., Series 2022-2A, Class D2R, 3 mo. TSFR + 4.00%, 8.31%, 04/15/38 (b),(d),(f)	2,000,000	1,996,462
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 11.04%, 04/20/37 (b),(d),(f)	1,000,000	1,016,099
Dryden 107 CLO Ltd., Series 2023-107A, Class E, 3 mo. TSFR + 7.73%, 12.05%, 08/15/35 (b),(d),(f)	500,000	503,886
HalseyPoint CLO 7 Ltd.,
Series 2023-7A, Class D, 3 mo. TSFR + 5.84%, 10.13%, 07/20/36 (b),(d),(f)	1,000,000	1,007,008
Series 2023-7A, Class E, 3 mo. TSFR + 8.78%, 13.07%, 07/20/36 (b),(d),(f)	2,880,000	2,907,495
Katayma CLO I Ltd., Series 2023-1A, Class D, 3 mo. TSFR + 5.25%, 9.54%, 10/20/36 (b),(d),(f)	3,580,000	3,620,372
KKR CLO 43 Ltd., Series 2022-43A, Class ER, 3 mo. TSFR + 7.97%, 12.27%, 01/15/36 (b),(d),(f)	2,000,000	2,040,934
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 7.64%, 07/21/37 (b),(d),(f)	2,000,000	2,009,490
OCP CLO Ltd., Series 2023-28A, Class E, 3 mo. TSFR + 8.40%, 12.71%, 07/16/36 (b),(d),(f)	1,000,000	1,006,799
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class E, 3 mo. TSFR + 8.58%, 12.87%, 04/20/36 (b),(d),(f)	2,000,000	1,997,802
Pikes Peak CLO 17 Ltd., Series 2024-17A, Class E, 3 mo. TSFR + 5.75%, 10.05%, 01/15/38 (b),(d),(f)	1,500,000	1,489,341
Silver Point CLO 2 Ltd., Series 2023 - 2X, Class D1, 3 mo. TSFR + 5.56%, 9.85%, 04/20/35 (b),(c),(f)	1,000,000	999,821
Vibrant CLO XVI Ltd., Series 2023-16A, Class C, 3 mo. TSFR + 5.84%, 10.14%, 04/15/36 (b),(d),(f)	1,000,000	999,548

Total Europe		33,299,063

North America — 5.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 4.75%, 12/25/36 (b),(f)	2,301,208	696,893
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class E, 3 mo. TSFR + 6.84%, 11.13%, 07/20/37 (b),(d),(f)	1,250,000	1,246,975
Apidos CLO XXV Ltd., Series 2016-25A, Class E1R3, 3 mo. TSFR + 5.35%, 9.68%, 01/20/37 (b),(d),(f)	1,000,000	990,655
ARES LI CLO Ltd., Series 2019-51A, Class ER2, 3 mo. TSFR + 6.25%, 10.81%, 10/15/37 (b),(d),(f)	2,000,000	1,999,252
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. TSFR + 7.60%, 11.90%, 10/15/32 (b),(d),(f)	250,000	246,493
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 3 mo. TSFR + 8.24%, 12.53%, 10/20/36 (b),(d),(f)	1,150,000	1,166,029

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class E, 3 mo. TSFR + 5.25%, 9.54%, 01/24/38 (b),(d),(f)	$1,000,000	$992,421
ARES LVI CLO Ltd., Series 2020-56A, Class ER2, 3 mo. TSFR + 5.35%, 9.65%, 01/25/38 (b),(d),(f)	2,000,000	1,985,934
Ares LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 8.19%, 04/20/37 (b),(d),(f)	1,000,000	1,005,310
Atlantic Avenue Ltd., Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 9.04%, 04/20/37 (b),(d),(f)	2,500,000	2,532,062
Bain Capital Credit CLO Ltd.,
Series 2020-4A, Class D1AR, 3 mo. TSFR + 4.75%, 9.04%, 10/20/36 (b),(d),(f)	1,000,000	1,008,827
Series 2020-4A, Class ER, 3 mo. TSFR + 7.98%, 12.27%, 10/20/36 (b),(d),(f)	1,000,000	1,012,588
Balboa Bay Loan Funding Ltd.,
Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 10.54%, 07/20/37 (b),(d),(f)	1,000,000	993,148
Series 2021-1A, Class E, 3 mo. TSFR + 6.42%, 10.71%, 07/20/34 (b),(d),(f)	1,000,000	975,711
Series 2023-2A, Class E, 3 mo. TSFR + 7.25%, 11.54%, 10/20/36 (b),(d),(f)	1,100,000	1,108,544
Ballyrock CLO Ltd., Series 2022-19A, Class C, 3 mo. TSFR + 3.50%, 7.79%, 04/20/35 (b),(d),(f)	1,350,000	1,354,659
Barings CLO Ltd.,
Series 2023-3A, Class D, 3 mo. TSFR + 4.50%, 8.80%, 10/15/36 (b),(d),(f)	1,500,000	1,510,961
Series 2019-3A, Class ERR, 3 mo. TSFR + 5.85%, 10.20%, 01/20/36 (b),(d),(f)	1,000,000	993,397
Series 2021-2A, Class E, 3 mo. TSFR + 6.51%, 10.81%, 07/15/34 (b),(d),(f)	1,000,000	985,509
Series 2023-3A, Class E, 3 mo. TSFR + 7.33%, 11.63%, 10/15/36 (b),(d),(f)	1,000,000	1,008,680
BBAM U.S. CLO II Ltd.,
Series 2023-2A, Class C2, 3 mo. TSFR + 7.00%, 11.30%, 10/15/38 (b),(d),(f)	2,000,000	2,037,750
Series 2023-2A, Class D, 3 mo. TSFR + 8.15%, 12.45%, 10/15/38 (b),(d),(f)	4,300,000	4,355,461
BBAM U.S. CLO III Ltd., Series 2023-3A, Class C2, 3 mo. TSFR + 7.35%, 11.65%, 10/15/38 (b),(d),(f)	4,600,000	4,694,134
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.73%, 03/25/37 (b),(f)	655,148	232,314
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. TSFR + 3.76%, 8.05%, 04/20/34 (b),(d),(f)	2,000,000	2,002,338
Series 2016-10A, Class DRR, 3 mo. TSFR + 7.01%, 11.30%, 04/20/34 (b),(d),(f)	1,000,000	990,497

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. TSFR + 7.01%, 11.31%, 07/15/34 (b),(d),(f)	$1,000,000	$984,173
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. TSFR + 6.96%, 11.26%, 10/15/34 (b),(d),(f)	1,000,000	985,755
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 3 mo. TSFR + 6.93%, 11.22%, 04/20/35 (b),(d),(f)	1,000,000	987,876
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. TSFR + 3.91%, 8.21%, 04/25/34 (b),(d),(f)	1,800,000	1,801,201
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class ER, 3 mo. TSFR + 6.00%, 10.29%, 07/20/37 (b),(d),(f)	1,000,000	993,107
BHG Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (b),(d)	312,000	299,985
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 11.42%, 07/25/34 (b),(d),(f)	1,000,000	976,813
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. TSFR + 6.66%, 10.96%, 04/15/34 (b),(d),(f)	250,000	245,670
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 7.65%, 07/20/34 (b),(d),(f)	1,400,000	1,403,069
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 11.05%, 07/20/34 (b),(d),(f)	2,000,000	1,971,590
Bryant Park Funding Ltd.,
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 8.17%, 05/15/37 (b),(d),(f)	1,250,000	1,257,855
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 9.37%, 05/15/37 (b),(d),(f)	2,000,000	2,014,112
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 11.43%, 04/15/37 (b),(d),(f)	1,250,000	1,245,179
BSPRT Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 8.24%, 07/15/39 (b),(d),(f)	1,277,000	1,277,171
Canyon CLO Ltd., Series 2021-3A, Class D, 3 mo. TSFR + 3.31%, 7.61%, 07/15/34 (b),(d),(f)	1,000,000	999,774
Capital Four US CLO III Ltd., Series 2022-2A, Class D1, 3 mo. TSFR + 5.80%, 10.09%, 01/21/35 (b),(d),(f)	1,000,000	998,250
Carlyle U.S. CLO Ltd.,
Series 2019-1A, Class CR, 3 mo. TSFR + 3.61%, 7.90%, 04/20/31 (b),(d),(f)	1,500,000	1,501,760
Series 2024-8A, Class E, 3 mo. TSFR + 5.50%, 9.82%, 01/25/37 (b),(d),(f)	1,350,000	1,339,274
Series 2021-9A, Class E, 3 mo. TSFR + 6.89%, 11.18%, 10/20/34 (b),(d),(f)	1,000,000	982,106

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 12.20%, 01/27/36 (b),(d),(f)	$1,500,000	$1,530,393
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.86%, 11.15%, 07/20/34 (b),(d),(f)	1,000,000	977,181
CBAMR Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 11.35%, 07/15/37 (b),(d),(f)	1,000,000	1,001,897
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. TSFR + 3.57%, 7.86%, 04/20/34 (b),(d),(f)	1,000,000	1,010,913
Series 2016-6A, Class ERR, 3 mo. TSFR + 6.98%, 11.27%, 04/20/34 (b),(d),(f)	1,250,000	1,230,513
Cedar Funding XVII CLO Ltd., Series 2023-17A, Class E, 3 mo. TSFR + 8.16%, 12.45%, 07/20/36 (b),(d),(f)	1,000,000	1,005,851
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (b),(g)	343,182	299,771
CFG Investments Ltd., Series 2025-1, Class B, 9.16%, 03/25/36 (b),(d)	251,000	250,811
CIFC Funding Ltd.,
Series 2021-6A, Class D, 3 mo. TSFR + 3.36%, 7.66%, 10/15/34 (b),(d),(f)	1,000,000	1,002,429
Series 2021-5A, Class ER, 3 mo. TSFR + 5.10%, 9.41%, 01/15/38 (b),(d),(f)	1,000,000	990,402
Series 2021-2A, Class E, 3 mo. TSFR + 6.46%, 10.76%, 04/15/34 (b),(d),(f)	1,000,000	988,299
Series 2019-2A, Class ER, 3 mo. TSFR + 6.85%, 11.15%, 04/17/34 (b),(d),(f)	1,000,000	989,991
Consumer Portfolio Services Auto Trust, Series 2025-A, Class E, 7.65%, 08/16/32 (b),(d)	1,671,000	1,676,202
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 2.01%, 10/15/52 (b),(d),(f),(h)	1,668,017	18,141
Series 2020-4, Class XB, 2.70%, 12/15/52 (b),(d),(f),(h)	1,000,000	59,060
Series 2021-1, Class XA, 2.85%, 04/15/53 (b),(d),(f),(h)	534,671	12,457
Series 2021-2, Class XA, 2.98%, 07/15/54 (b),(d),(f),(h)	573,485	18,088
Series 2020-4, Class XA, 3.75%, 12/15/52 (b),(d),(f),(h)	396,167	6,796
Series 2020-1, Class E, 4.62%, 03/15/50 (b),(d),(f)	125,000	113,901
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (b),(d)	1,000,000	996,377
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (b),(d)	224,970	229,177
CWABS Asset-Backed Certificates Trust, Series 2005-10, Class MF2, 4.13%, 02/25/36 (b),(f)	268,207	264,038
Dividend Solar Loans LLC, Series 2018-1, Class B, 4.29%, 07/20/38 (b),(d)	1,672,537	1,471,349

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. TSFR + 6.41%, 10.73%, 08/20/34 (b),(d),(f)	$1,000,000	$975,293
Eaton Vance CLO Ltd., Series 2013-1A, Class C3R, 3 mo. TSFR + 3.66%, 7.96%, 01/15/34 (b),(d),(f)	2,500,000	2,504,122
Elmwood CLO 21 Ltd., Series 2022-8A, Class DR, 3 mo. TSFR + 4.00%, 8.29%, 10/20/36 (b),(d),(f)	1,000,000	1,004,464
Elmwood CLO 26 Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.45%, 10.74%, 04/18/37 (b),(d),(f)	1,605,200	1,611,272
Empower CLO Ltd., Series 2023-1A, Class E, 3 mo. TSFR + 8.22%, 12.52%, 04/25/36 (b),(d),(f)	375,000	375,197
Exeter Automobile Receivables Trust,
Series 2024-5A, Class E, 7.22%, 05/17/32 (b),(d)	1,414,000	1,414,267
Series 2025-1A, Class E, 7.48%, 09/15/32 (b),(d)	1,558,000	1,561,502
Series 2024-4A, Class E, 7.65%, 02/17/32 (b),(d)	1,480,000	1,488,659
Series 2024-1A, Class E, 7.89%, 08/15/31 (b),(d)	1,426,000	1,454,714
FIGRE Trust,
Series 2024-HE4, Class F, 8.48%, 09/25/54 (b),(d),(f)	251,000	255,816
Series 2025-HE1, Class F, 8.53%, 01/25/55 (b),(d),(f)	364,000	370,127
Series 2024-HE5, Class F, 8.63%, 10/25/54 (b),(d),(f)	251,000	257,845
Series 2025-HE2, Class F, 8.73%, 04/25/49 (b),(d),(f)	506,000	507,146
Flatiron CLO 21 Ltd., Series 2021-1A, Class ER, 3 mo. TSFR + 5.90%, 10.19%, 10/19/37 (b),(d),(f)	2,500,000	2,498,077
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 11.16%, 10/20/34 (b),(d),(f)	1,500,000	1,468,013
Foundation Finance Trust, Series 2024-1A, Class D, 8.13%, 12/15/49 (b),(d)	673,037	702,604
FS Rialto Issuer LLC, Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 7.59%, 01/19/39 (b),(d),(f)	1,000,000	986,321
Galaxy 30 CLO Ltd., Series 2022-30A, Class ER, 3 mo. TSFR + 5.90%, 10.30%, 01/15/38 (b),(d),(f)	1,000,000	992,967
Galaxy 31 CLO Ltd.,
Series 2023-31A, Class D, 3 mo. TSFR + 5.25%, 9.55%, 04/15/36 (b),(d),(f)	1,500,000	1,498,688
Series 2023-31A, Class E, 3 mo. TSFR + 8.43%, 12.73%, 04/15/36 (b),(d),(f)	2,000,000	1,995,882
Galaxy 32 CLO Ltd., Series 2023-32A, Class D, 3 mo. TSFR + 4.30%, 8.59%, 10/20/36 (b),(d),(f)	1,000,000	1,005,329
GLS Auto Receivables Issuer Trust,
Series 2025-1A, Class E, 7.19%, 03/15/32 (b),(d)	1,045,000	1,026,853
Series 2024-3A, Class E, 7.25%, 06/16/31 (b),(d)	813,000	807,003
Series 2024-4A, Class E, 7.51%, 08/15/31 (b),(d)	1,005,000	1,007,271
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (b),(d)	361,000	355,882
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (b),(d)	829,000	854,203

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 7.91%, 04/15/34 (b),(d),(f)	$1,000,000	$1,000,662
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.29%, 06/25/34 (b),(g)	293,502	236,093
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 4.99%, 05/25/36 (b),(f)	1,527,000	308,698
Series 2006-6, Class AF3, 5.73%, 03/25/36 (b),(f)	784,879	220,537
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (b),(g)	323,685	253,805
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 11.26%, 04/20/34 (b),(d),(f)	1,500,000	1,474,995
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 11.49%, 01/30/35 (b),(d),(f)	1,000,000	987,864
HalseyPoint CLO II Ltd., Series 2020-2A, Class ER, 3 mo. TSFR + 7.50%, 11.79%, 07/20/37 (b),(d),(f)	1,500,000	1,489,872
HPS Loan Management Ltd., Series 2021-16A, Class E, 3 mo. TSFR + 6.76%, 11.05%, 01/23/35 (b),(d),(f)	1,000,000	993,261
KKR CLO 49 Ltd., Series 49A, Class ER, 3 mo. TSFR + 6.82%, 11.11%, 10/20/37 (b),(d),(f)	2,000,000	1,994,600
KKR CLO 60 Ltd., Series 2024-60A, Class E, 3 mo. TSFR + 6.10%, 10.44%, 01/15/38 (b),(d),(f)	1,000,000	1,017,715
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1 mo. TSFR + .43%, 4.75%, 11/25/36 (b),(f)	2,792,814	831,669
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 7.93%, 10/25/37 (b),(f)	707,680	497,261
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 4.67%, 10/25/37 (b),(f)	1,470,960	216,927
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 4.79%, 10/25/37 (b),(f)	2,142,705	318,989
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 7.47%, 06/19/37 (b),(d),(f)	1,213,000	1,214,003
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 8.02%, 06/19/37 (b),(d),(f)	1,000,000	1,000,772
MF1 Ltd., Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 6.52%, 02/19/37 (b),(d),(f)	847,000	834,047
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class ER2, 3 mo. TSFR + 6.00%, 10.32%, 01/15/36 (b),(d),(f)	1,000,000	985,539
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 9.38%, 01/21/37 (b),(d),(f)	1,000,000	1,013,720
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (b),(g)	842,963	224,963
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER2, 3 mo. TSFR + 5.15%, 9.43%, 01/20/39 (b),(d),(f)	1,000,000	992,937

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
New Mountain CLO 2 Ltd., Series CLO-2A, Class ER, 3 mo. TSFR + 5.70%, 10.06%, 01/15/38 (b),(d),(f)	$1,500,000	$1,489,500
OCP CLO Ltd., Series 2017-13A, Class ER2, 3 mo. TSFR + 5.90%, 10.46%, 11/26/37 (b),(d),(f)	1,500,000	1,484,547
Octane Receivables Trust, Series 2024-3A, Class E, 7.66%, 11/22/32 (b),(d)	475,000	474,392
OHA Credit Funding 10 Ltd., Series 2021-10A, Class E, 3 mo. TSFR + 6.51%, 10.80%, 01/18/36 (b),(d),(f)	1,000,000	991,873
Oportun Funding Trust, Series 2025-1, Class D, 8.27%, 08/16/32 (b),(d)	661,000	662,088
Oportun Issuance Trust, Series 2025-A, Class D, 7.25%, 02/08/33 (b),(d)	778,000	768,324
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (b),(d)	4,199,750	4,193,316
Palmer Square CLO Ltd., Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 8.21%, 04/16/37 (b),(d),(f)	1,000,000	1,005,960
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 3 mo. TSFR + 3.00%, 7.30%, 04/15/31 (b),(d),(f)	1,500,000	1,497,309
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 11.58%, 04/20/35 (b),(d),(f)	1,000,000	985,961
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 5.41%, 05/25/35 (b),(f)	488,000	312,964
Pikes Peak CLO 10, Series 2022-10A, Class ER, 3 mo. TSFR + 5.90%, 10.29%, 01/22/38 (b),(d),(f)	1,000,000	989,826
Pikes Peak CLO 8, Series 2021-8A, Class ER, 3 mo. TSFR + 5.75%, 10.04%, 01/20/38 (b),(d),(f)	1,000,000	986,773
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 11.17%, 04/17/34 (b),(d),(f)	500,000	442,259
RAD CLO 28 Ltd., Series 2024-28A, Class E, 3 mo. TSFR + 5.25%, 9.51%, 04/20/38 (b),(d),(f)	1,000,000	990,151
RAD CLO 9 Ltd., Series 2020-9A, Class ER, 3 mo. TSFR + 5.75%, 10.05%, 01/15/38 (b),(d),(f)	1,000,000	999,327
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 6.35%, 04/25/35 (b),(f)	2,253,000	1,890,418
RASC Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 5.23%, 02/25/36 (b),(f)	337,000	260,467
Regional Management Issuance Trust, Series 2022-1, Class D, 6.72%, 03/15/32 (b),(d)	256,000	252,164
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 10.81%, 07/25/31 (b),(d),(f)	2,250,000	2,214,988
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. TSFR + 3.46%, 7.75%, 07/10/34 (b),(d),(f)	1,000,000	1,001,328

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series 2021-4A, Class D, 3 mo. TSFR + 7.21%, 11.50%, 07/10/34 (b),(d),(f)	$500,000	$475,625
RR 19 Ltd., Series 2021-19A, Class DR, 3 mo. TSFR + 4.70%, 0.00%, 04/15/40 (b),(d),(f),(i)	1,000,000	996,800
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. TSFR + 6.06%, 10.36%, 04/15/36 (b),(d),(f)	1,000,000	978,022
RR 34 Ltd., Series 2024-34RA, Class DR, 3 mo. TSFR + 5.50%, 9.80%, 10/15/39 (b),(d),(f)	2,000,000	1,992,342
RR15 Ltd., Series 2021-15A, Class C, 3 mo. TSFR + 3.16%, 7.46%, 04/15/36 (b),(d),(f)	1,000,000	996,321
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (b),(d),(f)	872,928	902,771
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 3.65%, 08/25/35 (b),(g)	333,674	264,254
Series 2004-2, Class MF4, 3.65%, 08/25/35 (b),(g)	363,971	266,330
Sculptor CLO XXIX Ltd., Series 29A, Class D1, 3 mo. TSFR + 3.46%, 7.75%, 10/22/34 (b),(d),(f)	2,000,000	2,002,598
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 8.50%, 04/25/37 (b),(d),(f)	1,000,000	1,009,264
Silver Point CLO 2 Ltd., Series 2023-2A, Class D2, 3 mo. TSFR + 7.64%, 11.93%, 04/20/35 (b),(d),(f)	4,958,678	4,962,268
Silver Point CLO 5 Ltd., Series 2024-5A, Class D2, 3 mo. TSFR + 4.35%, 8.64%, 10/20/37 (b),(d),(f)	1,095,000	1,106,559
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 11.03%, 07/15/34 (b),(d),(f)	2,400,000	2,164,690
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 8.02%, 05/17/39 (b),(d),(f)	1,000,000	994,748
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 02/20/51 (b),(d)	709,010	624,306
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (b),(d)	1,157,830	1,087,165
Symphony CLO 40 Ltd., Series 2023-40A, Class D2R, 3 mo. TSFR + 4.00%, 8.42%, 01/05/38 (b),(d),(f)	1,300,000	1,309,617
Symphony CLO 43 Ltd., Series 2024-43X, Class E, 3 mo. TSFR + 6.75%, 11.05%, 04/15/37 (b),(c),(f)	1,000,000	1,014,342
Symphony CLO 46 Ltd., Series 2024-46A, Class E, 3 mo. TSFR + 5.65%, 10.09%, 01/20/38 (b),(d),(f)	2,000,000	1,985,698
Symphony CLO Ltd., Series 2023-38A, Class D, 3 mo. TSFR + 5.20%, 9.50%, 04/24/36 (b),(d),(f)	1,000,000	999,930
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (b),(d)	252,000	255,530
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (b),(d),(f)	3,644,000	3,750,223
Trestles CLO V Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 6.61%, 10.90%, 10/20/34 (b),(d),(f)	1,500,000	1,481,300

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Tricolor Auto Securitization Trust,
Series 2025-1A, Class D, 6.84%, 04/15/31 (b),(d)	$498,000	$500,593
Series 2023-1A, Class E, 13.45%, 06/15/28 (b),(d)	577,000	616,276
Trinitas CLO IV Ltd., Series 2024-27X, Class D1, 3 mo. TSFR + 4.30%, 8.59%, 04/18/37 (b),(c),(f)	1,000,000	1,008,978
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. TSFR + 7.08%, 11.38%, 01/25/34 (b),(d),(f)	1,000,000	929,619
Trinitas CLO XXIV Ltd., Series 2024-24A, Class E, 3 mo. TSFR + 7.34%, 11.64%, 04/05/37 (b),(d),(f)	1,000,000	1,021,643
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, 3 mo. TSFR + 4.30%, 8.59%, 04/18/37 (b),(d),(f)	2,750,000	2,774,689
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, 3 mo. TSFR + 4.00%, 8.30%, 04/25/37 (b),(d),(f)	4,750,000	4,785,653
Trinitas CLO XXX Ltd.,
Series 2024-30A, Class D1A, 3 mo. TSFR + 3.50%, 8.17%, 10/23/37 (b),(d),(f)	3,000,000	3,005,451
Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 11.57%, 10/23/37 (b),(d),(f)	1,750,000	1,786,823
United Auto Credit Securitization Trust, Series 2025-1, Class E, 7.71%, 10/10/31 (b),(d)	1,402,000	1,389,466
Upstart Securitization Trust, Series 2021-5, Class C, 4.15%, 11/20/31 (b),(d)	1,008,870	983,934
Vibrant CLO XII Ltd., Series 2021-12A, Class DR, 3 mo. TSFR + 6.94%, 11.23%, 04/20/34 (b),(d),(f)	1,000,000	977,579
Vibrant CLO XIV Ltd., Series 2021-14A, Class D, 3 mo. TSFR + 7.12%, 11.41%, 10/20/34 (b),(d),(f)	1,000,000	976,366
Voya CLO Ltd., Series 2018-3A, Class E, 3 mo. TSFR + 6.01%, 10.31%, 10/15/31 (b),(d),(f)	1,500,000	1,421,786
Wellfleet CLO Ltd., Series 2022-2A, Class ER, 3 mo. TSFR + 7.75%, 12.04%, 10/18/37 (b),(d),(f)	2,000,000	2,022,304
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + .79%, 5.11%, 05/25/36 (b),(f)	3,129,889	3,025,438

Total North America		206,364,981

TOTAL ASSET-BACKED SECURITIES (COST $242,102,230)		239,664,044

CONVERTIBLE BONDS — 0.0%
Asia — 0.0%
Internet — 0.0%
Alibaba Group Holding Ltd.,
0.50%, 06/01/31 (b),(d)	333,000	475,524

Total Asia		475,524

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount		Value

North America — 0.0%
Healthcare-Services — 0.0%
ATI Physical Therapy, Inc.,
8.00%, 08/24/28 (b),(e)	$337,339		$337,339

Total North America			337,339

TOTAL CONVERTIBLE BONDS (COST $666,970)			812,863

BANK DEBT — 3.6%
Europe — 0.2%
Entertainment — 0.1%
McLaren Racing Ltd., GBP Term Loan, 3 mo. GBP LIBOR + 5.50%, 0.00%, 12/31/35 (b),(e),(f),(i)	2,484,942	GBP	3,318,965

Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.00%, 11/14/28 (b),(f)	$605,379		626,677

Software — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 7.33%, 06/29/29 (b),(f)	1,854,029	EUR	1,845,884
GBP Term Loan B2, 12 mo. SONIA + 5.63%, 10.33%, 07/30/29 (b),(f)	2,600,970	GBP	3,109,498

			4,955,382

Total Europe			8,901,024

North America — 3.3%
Chemicals — 0.0%
TPC Group, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 5.75%, 9.95%, 12/16/31 (b),(f)	$738,589		722,584

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 11.28%, 05/02/28 (b),(f)	8,387,925		8,115,317

Distribution/Wholesale — 0.0%
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.30%, 11/30/30 (b),(f)	567,267		563,483

Diversified Financial Services — 0.3%
Arcline FM Holdings LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.80%, 06/23/28 (b),(f)	1,110,809		1,103,588

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Atlas CC Acquisition Corp.,
Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.82%, 05/25/28 (b),(f)	$847,163	$504,325
Term Loan C, 3 mo. USD Term SOFR + 4.25%, 8.82%, 05/25/28 (b),(f)	172,311	102,579
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.31%, 12/29/27 (b),(f)	3,090,745	2,544,703
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 9.99%, 0.00%, 07/19/28 (b),(e),(f),(i)	1,401,900	1,422,928
2024 PIK 2nd Out Term Loan, 0.00%, 07/19/28 (b),(e),(i)	5,939,703	5,316,034
Form Technologies LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 5.75%, 10.04%, 07/19/30 (b),(f)	1,858,563	1,812,100

		12,806,257

Food — 0.2%
H-Food Holdings LLC, 2025 Exit Term Loan, PRIME + 5.50%, 13.00%, 03/31/30 (b),(e),(f)	3,032,127	3,032,128
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.07%, 05/01/31 (b),(f)	3,232,590	3,263,558

		6,295,686

Food Service — 0.1%
TKC Holdings, Inc.,
2022 PIK Toggle Holdco Term Loan, 6 mo. USD Term SOFR + 12.00%, 12.00%, 02/15/27 (b),(e),(f)	3,860,610	3,571,064
2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.32%, 05/15/28 (b),(f)	1,195,168	1,181,220

		4,752,284

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.55%, 12/14/29 (b),(f)	2,802,688	2,451,175

Healthcare-Services — 0.6%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/01/27 (b),(f)	98,536	92,213
Symplr Software, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.89%, 12/22/27 (b),(f)	4,759,767	4,126,432
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.54%, 03/02/27 (b),(f)	10,415,885	10,125,907
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.44%, 06/20/28 (b),(f)	1,370,634	1,274,114
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 12.64%, 01/12/29 (b),(f)	2,998,891	2,339,135

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.89%, 01/15/28 (b),(f)	$2,893,583	$2,663,919

		20,621,720

Home Furnishings — 0.1%
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.67%, 10/30/27 (b),(f)	1	1
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.69%, 10/30/27 (b),(f)	2,479,305	2,394,587

		2,394,588

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.30%, 07/08/31 (b),(f)	3,730,275	3,189,385

Housewares — 0.2%
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 8.44%, 10/06/28 (b),(f)	8,742,239	7,149,228

Insurance — 0.2%
Asurion LLC,
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.69%, 01/31/28 (b),(f)	1,390,178	1,312,732
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.69%, 01/20/29 (b),(f)	2,633,350	2,432,978
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.67%, 08/19/28 (b),(f)	772,050	764,190
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.25%, 8.57%, 09/19/30 (b),(f)	1,497,981	1,476,920

		5,986,820

Investment Company Security — 0.3%
ATI Holdings Acquisition, Inc. , 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (b),(e)	859,353	859,353
Bulldog Purchaser, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 06/27/31 (b),(f)	995,006	991,066
Infinity Bidco U.S. LLC, 2025 PIK Tranche 1 Term Loan, 3 mo. USD Term SOFR + 5.50%, 9.80%, 04/30/26 (b),(e),(f)	5,252,100	5,252,100
New Millennium HoldCo, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.82%, 05/14/25 (b),(e),(f)	1,020,717	1,025,820
Solaris U.S. Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.56%, 11/29/30 (b),(f)	2,959,709	2,878,317

		11,006,656

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount		Value
Iron/Steel — 0.1%
Titan Purchaser, Inc., Term Loan B, 3 mo. USD Term SOFR + 6.00%, 10.30%, 03/01/30 (b),(e),(f)	$2,115,633		$2,102,410

IT Services — 0.0%
Optiv Security, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.55%, 07/31/26 (b),(f)	1,374,434		1,047,319
Peraton Corp., Term Loan B, 3.75%, 02/01/28 (b),(f),(j)	36,832		32,717

			1,080,036

Machinery-Diversified — 0.3%
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 3 mo. USD Term SOFR + 6.50%, 11.06%, 05/21/29 (b),(f)	1,122,432		1,121,961
2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 10.56%, 05/21/29 (b),(f)	9,045,028		9,039,420

			10,161,381

Media — 0.1%
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.82%, 06/30/28 (b),(f)	5,349,962		5,347,287

Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.44%, 06/09/28 (b),(f)	49,261		40,247

Pipelines — 0.0%
Epic Y-Grade Services LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.04%, 06/29/29 (b),(f)	1,226,776		1,225,438

REITS — 0.0%
KREF Holdings X LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.57%, 03/05/32 (b),(e),(f)	245,000		243,317

Retail — 0.0%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.81%, 04/17/28 (b),(f)	2,092,768		1,545,802

Software — 0.4%
Castle U.S. Holding Corp.,
EUR Term Loan, 3 mo. EURIBOR + 3.75%, 6.25%, 01/29/27 (b),(f)	2,066,966	EUR	1,366,151
USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.32%, 01/29/27 (b),(f)	$7,277,483		4,451,782

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount		Value
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.56%, 02/10/28 (b),(f)	$7,797,428		$7,265,253

			13,083,186

Telecommunications — 0.0%
Global Tel*Link Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 7.50%, 11.82%, 08/06/29 (b),(f)	1,451,271		1,444,014

Total North America			122,328,301

Oceania — 0.1%
Diversified Financial Services — 0.1%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 10.71%, 08/06/29 (b),(e),(f)	3,574,470	AUD	2,200,005

Total Oceania			2,200,005

TOTAL BANK DEBT (COST $134,206,093)			133,429,330

CORPORATE BONDS & NOTES — 8.1%
Africa — 0.3%
Chemicals — 0.2%
Sasol Financing USA LLC, 6.50%, 09/27/28 (b)	$7,908,000		7,587,282

Engineering & Construction — 0.0%
IHS Holding Ltd., 5.63%, 11/29/26 (b),(c)	1,533,000		1,502,540

Multi-National — 0.1%
Banque Ouest Africaine de Developpement, 8.20%, 02/13/55 (b),(c),(f)	2,503,000		2,531,184

Total Africa			11,621,006

Asia — 0.5%
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd.,
4.00%, 07/30/27 (b),(c)	2,424,000		2,277,216
4.20%, 08/04/27 (b),(c)	5,774,000		5,429,850
Kaspi.KZ JSC, 6.25%, 03/26/30 (b),(c)	3,561,000		3,523,657

			11,230,723

Electric — 0.1%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27 (b),(c)	1,298,465		1,248,935
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(c)	2,278,318		2,286,217

			3,535,152

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount		Value
Lodging — 0.1%
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (b),(c)	$3,231,000		$3,101,568

Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(c),(k)	3,607,000		45,088

Total Asia			17,912,531

Europe — 1.5%
Agriculture — 0.2%
MHP Lux SA,
6.25%, 09/19/29 (b),(d)	689,000		585,650
GBP Term Loan B2, 6.25%, 09/19/29 (b),(c)	3,232,000		2,747,200
GBP Term Loan B2, 6.95%, 04/03/26 (b),(c)	2,457,000		2,329,064

			5,661,914

Auto Manufacturers — 0.1%
Mclaren Finance PLC, 7.50%, 08/01/26 (b),(d)	4,193,000		4,156,311

Commercial Banks — 0.1%
OTP Bank Nyrt, 7.30%, 07/30/35 (b),(c),(f)	4,769,000		4,866,371

Distribution/Wholesale — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29 (b),(c)	8,877,000		8,852,331

Electric — 0.1%
Energo-Pro AS, 8.50%, 02/04/27 (b),(c)	2,561,000		2,593,494

Healthcare-Services — 0.1%
Kedrion SpA, 6.50%, 09/01/29 (b),(d)	4,693,000		4,441,596

Retail — 0.3%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (b),(d)	8,565,000	GBP	11,423,413

Water — 0.4%
Southern Water Services Finance Ltd.,
1.63%, 03/30/27 (b),(c)	1,521,000	GBP	1,725,159
6.64%, 03/31/26 (b),(c)	2,432,000	GBP	3,064,162
SW Finance I PLC, 7.75%, 10/31/31 (b),(c)	1,990,000	GBP	2,604,857
Thames Water Utilities Finance PLC,
1.25%, 01/31/32 (b),(c)	1,186,000	EUR	927,004
2.38%, 04/22/40 (b),(c)	495,000	GBP	465,150
2.63%, 01/24/32 (b),(c)	1,188,000	GBP	1,114,408
4.00%, 04/18/27 (b),(c)	545,000	EUR	438,316
5.13%, 09/28/37 (b),(c)	295,000	GBP	282,147

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount		Value
5.50%, 02/11/41 (b),(c)	200,000	GBP	$194,267
6.75%, 11/16/28 (b)	1,380,000	GBP	1,335,811
7.13%, 04/30/31 (b),(c)	612,000	GBP	600,437
7.75%, 04/30/44 (b),(c)	200,000	GBP	200,035
8.25%, 04/25/40 (b),(c)	200,000	GBP	204,248
Thames Water Utilities Ltd., 0.00%, 03/22/27 (b),(d),(e),(i)	45,204	GBP	48,174

			13,204,175

Total Europe			55,199,605

Middle East — 1.0%
Commercial Services — 0.1%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (b),(c)	$3,241,000		3,324,339

Electric — 0.4%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (b),(c)	7,008,300		6,977,365
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30 (b),(c)	7,651,000		7,423,891

			14,401,256

Investment Company Security — 0.1%
Gaci First Investment Co., 5.38%, 10/13/22 (b),(c)	7,473,000		6,318,422

Real Estate — 0.2%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27 (b),(c)	3,667,000		3,813,863
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26 (b),(c)	3,023,000		2,850,671

			6,664,534

Telecommunications — 0.2%
Turk Telekomunikasyon AS, 7.38%, 05/20/29 (b),(c)	7,014,000		7,070,252

Total Middle East			37,778,803

North America — 3.0%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29 (b),(d)	8,498,000		7,018,130

Airlines — 0.1%
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29 (b),(c)	2,878,000		2,774,680

Auto Manufacturers — 0.1%
Rivian Holdings LLC, 10.50%, 10/15/26 (b),(d),(f)	2,624,000		2,633,688

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(d)	2,795,000		2,405,396

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Commercial Banks — 0.1%
Banco Mercantil del Norte SA, 8.38%, 02/20/49 (b),(c),(f),(l)	$3,029,000	$3,002,608

Commercial Services — 0.1%
Sotheby’s,
5.88%, 06/01/29 (b),(d)	1,505,000	1,321,314
7.38%, 10/15/27 (b),(d)	1,258,000	1,211,216
Verde Purchaser LLC, 10.50%, 11/30/30 (b),(d)	1,757,000	1,860,356

		4,392,886

Construction Materials — 0.0%
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 (b),(d)	254,000	228,067

Diversified Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/49 (b),(e),(g),(k)	436,000	103,550

Electric — 0.0%
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31 (b),(d)	72,000	70,804
8.63%, 03/15/33 (b),(d)	72,000	70,048

		140,852

Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b),(d)	184,000	175,536

Food Service — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(d)	2,026,000	2,012,897
10.50%, 05/15/29 (b),(d)	9,832,000	9,794,370

		11,807,267

Hand/Machine Tools — 0.2%
Werner FinCo LP,
11.50%, 06/15/28 (b),(d)	4,355,000	4,725,410
PIK, 14.50%, 10/15/28 (b),(d)	2,494,219	2,556,575

		7,281,985

Healthcare-Services — 0.3%
8.00%, 08/01/27 - 08/01/28 (b),(d)	8,289,485	6,970,029
Team Health Holdings, Inc., PIK, 13.50%, 06/30/28 (b),(d)	1,544,185	1,663,859
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(d)	1,544,200	1,312,570

		9,946,458

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (b),(d)	$924,000	$819,483
10.75%, 06/30/32 (b),(d)	3,258,000	2,467,393

		3,286,876

Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29 (b),(d)	2,853,400	1,570,467

Insurance — 0.1%
Acrisure LLC,
6.00%, 08/01/29 (b),(d)	1,119,000	1,072,220
8.25%, 02/01/29 (b),(d)	1,335,000	1,371,614
8.50%, 06/15/29 (b),(d)	80,000	83,336
Nature Coast Re Ltd., 0.00%, 04/10/29 (b),(d),(f),(i)	250,000	250,000

		2,777,170

Lodging — 0.1%
Full House Resorts, Inc., 8.25%, 02/15/28 (b),(d)	3,534,000	3,492,414

Media — 0.2%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(d)	8,298,000	8,161,025

Multi-National — 0.0%
International Bank for Reconstruction & Development, 15.61%, 04/24/28 (b),(d),(f)	250,000	251,275

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(d)	2,026,000	1,911,122

Pharmaceuticals — 0.0%
1261229 BC Ltd., 10.00%, 04/15/32 (b),(d)	72,000	71,558

Pipelines — 0.2%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(d)	8,352,000	8,842,354

REITS — 0.0%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	1,779,000	1,745,829

Retail — 0.2%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(d)	4,829,000	2,699,133
Guitar Center Holdings, Inc., 0.00%, 12/13/30 (b),(e),(i)	5,581,525	1,507,012
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(d)	1,387,000	952,172

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
7.88%, 05/01/29 (b),(d)	$6,114,000	$3,243,394

		8,401,711

Software — 0.0%
Central Parent, Inc., 7.25%, 06/15/29 (b),(d)	179,000	154,903

Telecommunications — 0.5%
Digicel Intermediate Holdings Ltd., 9.00%, 05/25/27 (b),(g)	2,149,571	2,149,571
Digicel Midco Ltd., PIK, 10.50%, 11/25/28 (b),(g)	4,716,113	4,296,585
Millicom International Cellular SA, 4.50%, 04/27/31 (b),(c)	7,532,000	6,673,742
Total Play Telecomunicaciones SA de CV,
10.50%, 12/31/28 (b),(c)	498,000	461,952
11.13%, 12/31/32 (b),(c),(d)	3,504,650	3,206,360

		16,788,210

Trucking & Leasing — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 06/15/32 (b),(d)	156,000	158,193

Total North America		109,524,210

South America — 1.8%
Airlines — 0.3%
Azul Secured Finance LLP,
10.88%, 08/28/30 (b)	2,254,576	1,151,795
11.50%, 08/28/29 (b)	4,230,287	2,138,562
11.93%, 08/28/28 (b)	2,699,274	2,361,865
PIK, 4.39%, 01/28/30 (b),(d)	1,585,293	1,767,578
Latam Airlines Group SA, 7.88%, 04/15/30 (b),(c)	4,000,000	3,965,500

		11,385,300

Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(c)	2,883,000	2,696,662

Electric — 0.0%
Generacion Mediterranea SA, 11.00%, 11/01/31 (b),(c)	1,909,000	1,726,690

Forest Products&Paper — 0.1%
LD Celulose International GmbH, 7.95%, 01/26/32 (b),(c)	4,422,000	4,559,414

Iron/Steel — 0.4%
Samarco Mineracao SA,
PIK, 0.00%, 06/30/31 (b),(c),(i)	6,373,104	6,170,663
PIK, 9.50%, 06/30/31 (b),(d)	9,038,167	8,751,071

		14,921,734

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount		Value
Media — 0.2%
VTR Comunicaciones SpA,
4.38%, 04/15/29 (b),(c)	$3,800,000		$3,391,472
5.13%, 01/15/28 (b),(c)	2,840,000		2,671,229

			6,062,701

Oil & Gas — 0.6%
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(c)	11,931,000		8,928,771
5.63%, 06/19/47 (b),(c)	6,987,000		4,384,342
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26 (b),(c)	2,759,000		2,774,218
Raizen Fuels Finance SA, 6.95%, 03/05/54 (b),(c)	5,520,000		5,380,929
Trident Energy Finance PLC, 12.50%, 11/30/29 (b),(c)	2,520,000		2,592,576

			24,060,836

Telecommunications — 0.1%
Telecom Argentina SA, 9.50%, 07/18/31 (b),(c)	3,006,000		3,099,186

Total South America			68,512,523

TOTAL CORPORATE BONDS & NOTES (COST $303,588,313)			300,548,678

SOVEREIGN DEBT — 4.1%
Bhama Government International Bonds, 6.00%, 11/21/28 (b),(c)	2,608,000		2,493,900
Chile Government International Bonds, 5.65%, 01/13/37 (b)	13,353,000		13,542,613
Ecuador Government International Bonds,
0.00%, 07/31/30 (b),(c),(i)	2,060,753		984,148
5.50%, 07/31/35 (b),(c),(g)	2,704,919		1,315,450
6.90%, 07/31/30 (b),(c),(g)	7,778,878		4,599,638
El Salvador Government International Bonds, 0.25%, 04/17/30 (b),(c)	4,700,000		107,449
Iraq International Bonds, 5.80%, 01/15/28 (b),(c)	11,290,125		11,067,710
Ivory Coast Government International Bonds,
5.75%, 12/31/32 (b),(c),(g)	775,513		734,798
6.38%, 03/03/28 (b),(c)	10,861,000		10,897,862
Lebanon Government International Bonds,
5.80%, 04/14/23 (b),(c),(k)	5,567,000		890,720
6.38%, 03/09/24 (b),(c),(k)	43,778,000		6,850,163
6.65%, 04/22/30 (b),(c),(k)	6,000,000		967,800
8.25%, 04/19/30 (b),(c),(k)	24,667,000		3,983,721
Mexico Government International Bonds,
3.25%, 04/16/30 (b),(m)	4,762,000		4,292,599
4.63%, 05/04/33 (b)	3,887,000	EUR	4,105,419

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount		Value
5.00%, 05/07/29 (b),(m)	$10,854,000		$10,728,651
7.38%, 05/13/55 (b)	14,500,000		14,811,750
Mexico Udibonos,
4.00%, 11/15/40 (b)	11,203,082	MXN	491,502
4.50%, 11/22/35 (b)	32,008,806	MXN	1,509,730
Pakistan Government International Bonds, 6.00%, 04/08/26 (b),(c)	$3,000,000		2,843,640
Provincia de Buenos Aires, 6.63%, 09/01/37 (b),(c),(g)	2,429,083		1,560,686
Republic of Tajikistan International Bonds, 7.13%, 09/14/27 (b),(c)	2,933,333		2,895,200
Republic of Uzbekistan International Bonds,
5.10%, 02/25/29 (b),(c)	5,002,000	EUR	5,391,896
5.38%, 05/29/27 - 02/20/29 (b),(c)	5,567,000	EUR	6,048,196
6.90%, 02/28/32 (b),(c)	$4,584,000		4,538,160
7.85%, 10/12/28 (b),(c)	3,407,000		3,553,327
Romanian Government International Bonds,
5.13%, 09/24/31 (b),(c)	3,200,000	EUR	3,342,445
5.75%, 03/24/35 (b),(c)	$8,400,000		7,591,485
6.00%, 09/24/44 (b),(c)	3,209,000	EUR	3,130,659
Saudi Government International Bonds, 5.75%, 01/16/54 (b),(c)	$8,902,000		8,488,725
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(c)	7,430,000		7,125,673

TOTAL SOVEREIGN DEBT (COST $146,489,209)			150,885,715

MORTGAGE-BACKED SECURITIES — 16.9%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 6.37%, 11/25/33 (b),(f)	206,278		186,554

Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC, Series 1A, Class E, 3 mo. SONIO + 2.80%, 7.34%, 07/22/31 (b),(d),(f)	550,695	GBP	612,109
Taurus EU DAC, Series 2025-EU1A, Class E, 3 mo. EURIBOR + 3.50%, 0.00%, 02/17/35 (b),(d),(f),(i)	1,000,000	EUR	1,080,675
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 2.05%, 4.57%, 02/20/30 (b),(c),(f)	53,144	EUR	54,272
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.50%, 5.02%, 02/20/30 (b),(c),(f)	531,446	EUR	504,916
Taurus UK DAC, Series 2021-UK4X, Class E, 1 Day SONIO + 3.10%, 7.58%, 08/17/31 (b),(c),(f)	69,652	GBP	89,072

			2,341,044

Total Europe			2,527,598

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
North America — 16.8%
Collateralized Mortgage Obligation (Residential) — 2.6%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(d),(f)	$972,000	$634,065
Series 2021-E, Class B2, 3.81%, 12/25/60 (b),(d),(f)	762,000	454,497
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.80%, 08/25/34 (b),(f)	286,639	245,477
Series 2004-22CB, Class M, 6.00%, 10/25/34 (b),(f)	361,679	251,249
Series 2004-2CB, Class M, 5.98%, 03/25/34 (b),(f)	308,047	254,507
Series 2004-4CB, Class M, 5.68%, 04/25/34 (b),(f)	161,108	124,676
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 4.93%, 05/25/35 (b),(f)	259,413	195,095
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 4.93%, 06/25/35 (b),(f)	277,375	208,387
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 4.83%, 08/25/35 (b),(f)	1,602,747	986,332
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 5.59%, 11/25/35 (b),(f)	278,055	245,057
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 5.09%, 11/20/35 (b),(f)	6,155,384	5,503,935
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 6.34%, 12/25/35 (b),(f)	256,966	257,402
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 6.64%, 01/25/36 (b),(f)	1,590,641	1,371,198
Series 2005-J9, Class 1A1, 1 mo. TSFR + .81%, 5.13%, 08/25/35 (b),(f)	465,840	251,454
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	398,150	175,914
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 5.23%, 08/25/36 (b),(f)	550,066	254,668
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 4.77%, 07/25/36 (b),(f)	703,152	206,427
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 4.93%, 07/25/36 (b),(f)	683,449	228,824
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 4.83%, 07/25/36 (b),(f)	501,213	213,880
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	713,148	221,044
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 5.13%, 10/25/36 (b),(f)	672,486	268,010
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 4.83%, 10/25/36 (b),(f)	710,814	253,601
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	565,734	138,105
Series 2006-31CB, Class A3, 6.00%, 11/25/36 (b)	432,096	251,167
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 5.18%, 11/25/36 (b),(f)	488,487	224,858
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 5.03%, 01/25/37 (b),(f)	282,517	202,396

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 5.03%, 01/25/37 (b),(f)	$1,109,887	$454,247
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 5.08%, 01/25/37 (b),(f)	1,147,453	472,031
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	739,623	399,249
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 4.93%, 04/25/36 (b),(f)	685,792	237,850
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 4.93%, 02/25/36 (b),(f)	335,022	207,129
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 4.93%, 04/25/36 (b),(f)	602,672	240,728
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 4.71%, 09/20/46 (b),(f)	307,074	254,769
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 4.64%, 09/20/46 (b),(f)	172,909	157,861
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 4.93%, 10/25/46 (b),(f)	261,438	221,075
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 4.61%, 02/20/47 (b),(f)	317,844	256,905
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 4.64%, 02/20/47 (b),(f)	306,539	246,506
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 4.85%, 05/20/46 (b),(f)	513,002	433,335
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 4.81%, 07/25/46 (b),(f)	121,606	126,349
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 4.95%, 07/25/46 (b),(f)	343,154	276,161
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .53%, 4.85%, 07/20/46 (b),(f)	581,430	458,171
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 4.83%, 08/25/37 (b),(f)	378,354	258,878
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 4.88%, 08/25/37 (b),(f)	2,142,679	762,110
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 4.93%, 08/25/37 (b),(f)	807,807	367,229
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 4.90%, 08/25/37 (b),(f)	703,300	203,238
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 4.93%, 08/25/47 (b),(f)	857,994	322,882
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 4.93%, 09/25/37 (b),(f)	1,803,155	678,980
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 4.83%, 09/25/37 (b),(f)	631,200	238,996
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 4.93%, 03/25/37 (b),(f)	559,761	229,908

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 4.93%, 05/25/37 (b),(f)	$881,797	$388,509
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 4.85%, 08/25/47 (b),(f)	387,908	328,715
Series 2007-J1, Class 3A1, 4.16%, 11/25/36 (b),(g)	332,264	229,104
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 6.02%, 11/25/47 (b),(f)	294,973	246,153
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 5.48%, 03/25/47 (b),(f)	199,021	165,630
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 4.79%, 08/25/47 (b),(f)	126,343	127,425
American Home Mortgage Investment Trust, Series 2004-4, Class 6A2, 6.00%, 02/25/45 (b),(g)	7,500,000	6,487,905
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(d),(f)	109,000	88,526
Balboa Bay Loan Funding Ltd., Series 2023-2A, Class D, 3 mo. TSFR + 4.50%, 8.79%, 10/20/36 (b),(d),(f)	1,250,000	1,258,918
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 4.79%, 10/20/36 (b),(f)	3,790,848	1,195,971
Banc of America Mortgage Trust, Series 2004-F, Class B1, 6.72%, 07/25/34 (b),(f)	207,285	185,852
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(d)	100,000	89,500
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 5.97%, 09/25/34 (b),(f)	220,029	200,973
Series 2005-10, Class 2B1, 5.10%, 01/25/36 (b),(f)	399,125	248,662
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 5.07%, 02/25/36 (b),(f)	1,139,481	980,500
Series 2006-3, Class 22A1, 4.24%, 05/25/36 (b),(f)	330,840	237,733
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 4.75%, 08/25/36 (b),(f)	237,541	194,612
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 4.88%, 07/25/37 (b),(f)	2,521,499	605,467
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.98%, 06/25/54 (b),(d),(f)	3,006,000	3,036,039
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.70%, 02/25/37 (b),(f)	220,717	176,591
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	1,008,817	349,436
CHL Mortgage Pass-Through Trust,
Series 2004-25, Class 1A2, 1 mo. TSFR + .89%, 5.21%, 02/25/35 (b),(f)	418,498	396,989
Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 5.15%, 04/25/35 (b),(f)	407,786	369,506

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 7.20%, 08/25/34 (b),(f)	$658,346	$261,439
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 4.87%, 09/25/36 (b),(f)	809,988	292,185
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 5.08%, 09/25/36 (b),(f)	728,458	589,704
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 5.03%, 06/25/37 (b),(f)	272,344	226,849
COLT Funding LLC, Series 2025-1, Class B1, 7.16%, 01/25/70 (b),(d),(f)	627,000	626,574
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B3A, 4.16%, 10/25/66 (b),(d),(f)	100,000	66,828
Series 2022-1, Class B2, 4.16%, 12/27/66 (b),(d),(f)	100,000	81,067
Series 2022-2, Class B1, 3.96%, 02/25/67 (b),(d),(f)	100,000	82,844
Series 2022-5, Class B1, 4.67%, 03/25/67 (b),(d),(f)	1,000,000	912,849
Series 2024-3, Class B1, 7.93%, 06/25/69 (b),(d),(f)	3,201,000	3,259,828
Series 2024-INV2, Class B1, 8.15%, 05/25/69 (b),(d),(f)	1,816,000	1,857,768
COLT Trust, Series 2021-RPL1, Class B2, 4.58%, 09/25/61 (b),(d),(f)	446,000	308,781
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(f)	339,026	248,333
CSMC Trust,
Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (b),(d),(f)	800,000	559,205
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(d),(f)	100,000	77,391
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (b),(d),(f)	226,899	181,557
Series 2021-NQM8, Class B2, 4.26%, 10/25/66 (b),(d),(f)	100,000	81,293
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B1, 3.17%, 04/25/66 (b),(d),(f)	100,000	76,158
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(d),(f)	100,000	72,788
Series 2021-3, Class B2, 4.13%, 08/25/66 (b),(d),(f)	100,000	74,243
Series 2021-4, Class B2, 4.44%, 11/25/66 (b),(d),(f)	100,000	78,518
Series 2022-1, Class B1, 4.27%, 01/25/67 (b),(d),(f)	100,000	80,793
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 4.69%, 10/25/36 (b),(f)	1,274,851	400,506
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 4.85%, 03/19/45 (b),(f)	949,023	876,769

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 4.93%, 02/25/37 (b),(f)	$739,243	$214,307
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 4.98%, 04/25/37 (b),(f)	952,641	246,448
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (b),(d),(f)	3,707,829	2,997,590
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 6.11%, 09/25/35 (b),(f)	266,612	213,837
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 5.19%, 11/19/35 (b),(f)	1,020,878	675,099
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 4.79%, 05/19/46 (b),(f)	536,612	272,173
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 4.66%, 08/19/37 (b),(f)	7,135,006	5,780,204
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 4.79%, 07/25/47 (b),(f)	399,210	290,982
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.98%, 05/25/36 (b),(f)	212,496	180,586
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 4.81%, 04/25/37 (b),(f)	215,978	214,079
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 4.91%, 08/25/37 (b),(f)	4,247,842	3,613,703
JP Morgan Mortgage Trust,
Series 2005-A5, Class IB1, 5.47%, 08/25/35 (b),(f)	567,553	422,199
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 7.59%, 03/25/54 (b),(d),(f)	4,000,000	4,083,248
Lehman Mortgage Trust,
Series 2005-2, Class 3A1, 1 mo. TSFR + .86%, 5.18%, 12/25/35 (b),(f)	513,613	249,882
Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	487,328	465,701
Lehman XS Trust,
Series 2006-17, Class WF41, 6.23%, 11/25/36 (b),(g)	279,202	263,046
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 5.33%, 08/25/47 (b),(f)	245,920	224,528
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.58%, 11/25/35 (b),(f)	282,571	152,963
Series 2005-A5, Class M1, 5.05%, 06/25/35 (b),(f)	618,486	546,509
MFA Trust, Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(d),(f)	100,000	81,473
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.96%, 09/25/34 (b),(f)	247,379	184,042
Series 2004-9, Class B1, 5.42%, 11/25/34 (b),(f)	267,205	228,507
Series 2005-1, Class B1, 5.63%, 03/25/35 (b),(f)	461,896	303,148

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class B2, 3.80%, 01/25/26 (b),(d),(f)	$100,000	$64,601
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 4.77%, 10/25/36 (b),(f)	283,523	245,575
Preston Ridge Partners Mortgage LLC, Series 2021-8, Class A2, 6.60%, 09/25/26 (b),(d),(f)	133,714	131,315
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 5.44%, 09/25/46 (b),(f)	303,588	240,700
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 4.85%, 06/25/37 (b),(f)	1,385,241	1,039,379
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(d),(f)	251,000	262,661
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (b),(d),(f)	5,513,000	5,723,983
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (b)	302,082	238,233
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b),(d)	1,399,596	1,451,801
Series 2024-INV1, Class B1, 7.22%, 08/25/59 (b),(d),(f)	1,054,000	1,061,419
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.78%, 11/25/49 (b),(d),(f)	2,158,000	1,524,892
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(d)	123,000	110,268
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(d),(f)	100,000	72,636
Series 2021-4, Class B2, 4.14%, 08/25/56 (b),(d),(f)	268,000	200,671
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(d),(f)	100,000	70,164
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(d),(f)	135,000	102,141
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 4.85%, 01/25/37 (b),(f)	401,416	427,647
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.34%, 09/25/33 (b),(f)	191,278	129,074
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 6.29%, 10/25/45 (b),(f)	583,653	452,381
Towd Point Mortgage Trust,
Series 2020-1, Class B3, 4.57%, 01/25/60 (b),(d),(f)	2,690,000	1,968,873
Series 2021-1, Class B2, 4.34%, 11/25/61 (b),(d),(f)	494,000	375,100
TRK Trust,
Series 2021-INV2, Class B2, 4.37%, 11/25/56 (b),(d),(f)	1,000,000	741,395

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series 2022-INV1, Class B1, 4.00%, 02/25/57 (b),(d),(f)	$111,000	$84,606
Series 2022-INV1, Class B2, 4.00%, 02/25/57 (b),(d),(f)	100,000	60,800
Verus Securitization Trust, Series 2024-1, Class B1, 7.91%, 01/25/69 (b),(d),(f)	2,138,000	2,165,373
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 5.26%, 01/25/45 (b),(f)	237,261	211,363
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 5.23%, 12/25/45 (b),(f)	461,124	355,701
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 5.33%, 04/25/45 (b),(f)	452,253	350,669
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 5.38%, 07/25/45 (b),(f)	150,541	144,834
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 5.71%, 01/25/46 (b),(f)	181,677	177,111
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.17%, 12/25/46 (b),(f)	1,214,414	976,787
Series 2006-AR7, Class 2A, 12 mo. MTA + .98%, 5.62%, 07/25/46 (b),(f)	306,137	290,815
Series 2007-HY6, Class 1A1, 4.20%, 06/25/37 (b),(f)	272,515	225,165
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	213,400	180,403
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 5.11%, 12/25/35 (b),(f)	243,231	263,805
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (b)	329,665	257,851
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	482,777	429,458
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 5.39%, 02/25/47 (b),(f)	221,032	180,921

		94,984,623

Commercial Mortgage-Backed Securities — 3.0%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(d)	130,000	84,288
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 8.16%, 06/17/39 (b),(d),(f)	1,000,000	1,001,835
BAHA Trust, Series 2024-MAR, Class C, 7.01%, 12/10/29 (b),(d),(f)	166,000	175,136
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(d)	290,000	227,570
Series 2024-V11, Class XD, 1.87%, 11/15/57 (b),(d),(f),(h)	1,000,000	74,640
Series 2024-V7, Class XD, 2.85%, 06/15/29 (b),(d),(f),(h)	1,000,000	100,053

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series 2024-V8, Class XD, 2.95%, 07/15/57 (b),(d),(f),(h)	$1,000,000	$107,385
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. TSFR + 2.20%, 6.52%, 07/15/35 (b),(d),(f)	525,000	523,771
Series 2018-ATLS, Class E, 1 mo. TSFR + 3.30%, 7.62%, 07/15/35 (b),(d),(f)	2,103,000	2,085,133
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 8.01%, 03/15/41 (b),(d),(f)	4,734,649	4,676,559
BMO Mortgage Trust, Series 2025-5C9, Class XD, 2.20%, 12/15/57 (b),(d),(f),(h)	1,000,000	87,518
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.55%, 03/11/44 (b),(d),(f)	5,006,000	4,449,468
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 7.65%, 12/15/38 (b),(d),(f)	140,169	139,791
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 7.52%, 04/15/34 (b),(d),(f)	100,000	95,544
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 6.78%, 06/15/38 (b),(d),(f)	460,287	461,009
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 7.23%, 06/15/38 (b),(d),(f)	208,664	208,698
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 8.18%, 06/15/38 (b),(d),(f)	876,738	876,881
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 7.36%, 01/17/39 (b),(d),(f)	216,000	210,737
BX Trust,
Series 2018-GW, Class F, 1 mo. TSFR + 2.72%, 7.04%, 05/15/35 (b),(d),(f)	106,000	105,847
Series 2021-ARIA, Class G, 1 mo. TSFR + 3.26%, 7.58%, 10/15/36 (b),(d),(f)	1,000,000	986,284
Series 2022-FOX2, Class E, 1 mo. TSFR + 2.96%, 7.28%, 04/15/39 (b),(d),(f)	722,095	720,424
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 8.45%, 03/15/35 (b),(d),(f)	148,000	148,845
Cali, Series 2024-SUN, Class E, 1 mo. TSFR + 4.62%, 8.95%, 07/15/41 (b),(d),(f)	1,000,000	1,000,130
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. TSFR + 2.45%, 6.77%, 12/15/37 (b),(d),(f)	1,000,000	999,976
Series 2019-LIFE, Class F, 1 mo. TSFR + 2.85%, 7.17%, 12/15/37 (b),(d),(f)	1,000,000	999,975
Series 2019-LIFE, Class G, 1 mo. TSFR + 3.55%, 7.87%, 12/15/37 (b),(d),(f)	129,000	128,997

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
CD Mortgage Trust, Series 2016-CD1, Class D, 2.75%, 08/10/49 (b),(d),(f)	$422,000	$196,588
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.78%, 09/10/45 (b),(d),(f)	91,143	84,143
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(d)	100,000	87,347
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(d)	697,000	467,426
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.57%, 02/10/47 (b),(d),(f)	591,000	467,462
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(d)	1,439,000	1,294,340
Series 2019-GC44, Class 180B, 3.40%, 08/15/57 (b),(d),(f)	160,000	141,342
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(d)	239,000	194,220
Series 2015-CR23, Class C, 4.49%, 05/10/48 (b),(f)	123,000	117,469
Series 2015-CR23, Class D, 4.49%, 05/10/48 (b),(f)	502,000	415,662
Series 2015-CR25, Class D, 3.77%, 08/10/48 (b),(f)	479,000	452,997
Series 2015-CR27, Class D, 3.44%, 10/10/48 (b),(d),(f)	3,065,000	2,809,474
Series 2015-LC21, Class C, 4.33%, 07/10/48 (b),(f)	1,113,000	1,102,803
Series 2015-LC21, Class D, 4.33%, 07/10/48 (b),(f)	1,348,000	1,315,331
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.24%, 06/15/57 (b),(f)	843,000	684,059
Series 2015-C4, Class E, 3.55%, 11/15/48 (b),(f)	100,000	93,835
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(d),(f)	5,568,000	4,914,940
Series 2016-C5, Class C, 4.63%, 11/15/48 (b),(f)	355,000	346,774
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(d),(f)	604,000	475,452
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(d)	163,000	133,808
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(d)	1,409,000	990,078
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class E, 6.96%, 11/10/41 (b),(d),(f)	1,000,000	1,012,472
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, 1 mo. TSFR + 3.23%, 7.55%, 11/15/38 (b),(d),(f)	1,210,591	1,204,280
Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 8.05%, 11/15/38 (b),(d),(f)	1,034,795	1,021,551
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 8.09%, 01/25/51 (b),(d),(f)	102,000	105,447
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.35%, 7.69%, 07/25/41 (b),(d),(f)	128,000	127,377
FREMF Mortgage Trust, Series 2017-KGX1, Class CFX, 3.59%, 10/25/27 (b),(d),(f)	1,000,000	881,098
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 7.87%, 11/15/36 (b),(d),(f)	312,000	305,837

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 8.48%, 05/15/26 (b),(d),(f)	$1,019,000	$487,022
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 9.23%, 05/15/26 (b),(d),(f)	1,000,000	364,655
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 10.48%, 05/15/26 (b),(d),(f)	1,000,000	126,557
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.36%, 11/10/45 (b),(d),(f)	170,563	158,700
Series 2014-GC24, Class B, 4.42%, 09/10/47 (b),(f)	100,000	92,928
Series 2014-GC24, Class C, 4.44%, 09/10/47 (b),(f)	303,000	271,629
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(d)	1,415,000	1,262,464
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(d)	1,593,000	1,125,023
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 6.64%, 10/19/35 (b),(f)	367,079	291,310
Hilton USA Trust,
Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(d),(f)	11,467,000	11,108,691
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(d)	1,068,000	30,439
ICNQ Mortgage Trust,
Series 2024-MF, Class E, 6.35%, 11/06/34 (b),(d),(f)	1,827,000	1,823,284
Series 2024-MF, Class F, 6.35%, 11/06/34 (b),(d),(f)	1,000,000	963,520
Series 2024-MF, Class X, 0.45%, 11/06/34 (b),(d),(f),(h)	1,000,000	19,163
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.72%, 01/15/49 (b),(f)	102,000	92,206
Series 2016-JP3, Class D, 3.41%, 08/15/49 (b),(d),(f)	100,000	81,163
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 3.97%, 09/15/47 (b),(d),(f)	100,000	87,510
Series 2014-C26, Class C, 4.19%, 01/15/48 (b),(f)	642,000	618,378
Series 2015-C31, Class E, 4.60%, 08/15/48 (b),(d),(f)	1,093,000	400,664
Series 2016-C1, Class C, 4.70%, 03/17/49 (b),(f)	651,000	629,516
Series 2016-C1, Class E, 4.70%, 03/15/49 (b),(d),(f)	3,126,000	2,560,013
JW Trust, Series 2024-BERY, Class E, 1 mo. TSFR + 3.54%, 7.86%, 11/15/39 (b),(d),(f)	1,000,000	1,006,660
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 6.78%, 03/15/38 (b),(d),(f)	805,000	794,640
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.33%, 04/20/48 (b),(d),(f)	121,000	120,008
Series 2017-5, Class C, 4.67%, 03/10/50 (b),(d),(f)	967,000	869,951
Series 2017-5, Class D, 4.67%, 03/10/50 (b),(d),(f)	1,125,000	897,442
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 1 mo. TSFR + 3.11%, 7.43%, 07/15/36 (b),(d),(f)	100,000	99,547
MHC Commercial Mortgage Trust, Series 2021-MHC, Class G, 1 mo. TSFR + 3.32%, 7.63%, 04/15/38 (b),(d),(f)	1,149,600	1,149,762

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 6.38%, 05/15/38 (b),(d),(f)	$265,600	$262,338
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 6.83%, 05/15/38 (b),(d),(f)	876,000	857,648
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 7.58%, 01/15/27 (b),(d),(f)	91,161	90,867
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 8.28%, 01/15/27 (b),(d),(f)	713,794	712,082
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(d)	27,931	25,755
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(d),(f)	1,441,000	1,038,490
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(d),(f)	991,000	728,503
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.59%, 08/15/49 (b),(d),(f)	3,200,500	2,713,966
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 7.42%, 03/15/35 (b),(d),(f)	98,250	98,602
NCMF Trust, Series 2022-MFP, Class C, 1 mo. TSFR + 2.84%, 7.16%, 03/15/39 (b),(d),(f)	1,000,000	992,801
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 7.06%, 04/15/32 (b),(d),(f)	1,301,000	1,248,946
OPG Trust, Series 2021-PORT, Class J, 1 mo. TSFR + 3.46%, 7.78%, 10/15/36 (b),(d),(f)	78,650	78,318
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(d)	339,000	266,311
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(d)	121,000	97,542
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 7.38%, 11/25/36 (b),(d),(f)	100,000	99,892
Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 7.93%, 06/25/37 (b),(d),(f)	290,000	290,045
Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 8.63%, 06/25/37 (b),(d),(f)	1,303,000	1,303,507
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(d),(f)	1,691,000	1,508,668
Series 2019-6, Class D, 4.63%, 10/25/52 (b),(d),(f)	227,000	186,067
RFR Trust,
Series 2025-SGRM, Class E, 7.51%, 03/11/29 (b),(d),(f)	1,009,000	1,022,416
Series 2025-SGRM, Class X, 0.11%, 03/11/29 (b),(d),(f),(h)	1,204,000	3,527
RIDE, Series 2025-SHRE, Class E, 7.29%, 02/14/35 (b),(d),(f)	1,000,000	1,016,912

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 1 mo. TSFR + 2.51%, 6.83%, 05/15/38 (b),(d),(f)	$1,001,000	$952,720
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.81%, 10/10/48 (b),(d),(f)	205,000	154,065
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(d),(f)	1,720,000	1,398,384
SREIT Trust, Series 2021-IND, Class G, 1 mo. TSFR + 3.38%, 7.70%, 10/15/38 (b),(d),(f)	1,556,000	1,525,162
Starwood Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. TSFR + 3.02%, 7.34%, 11/15/36 (b),(d),(f)	1,000,000	992,122
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 7.99%, 11/15/36 (b),(d),(f)	125,000	123,505
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 8.63%, 11/15/36 (b),(d),(f)	1,000,000	980,586
STWD Trust, Series 2021-FLWR, Class G, 1 mo. TSFR + 3.79%, 8.10%, 07/15/36 (b),(d),(f)	178,400	177,380
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(d),(f)	112,000	75,260
Series 2018-C9, Class D, 4.94%, 03/15/51 (b),(d),(f)	331,000	210,918
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(d)	103,000	68,419
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (b),(d),(f)	2,984,940	3,050,716
Series 2023-3, Class M2, 8.27%, 08/25/53 (b),(d),(f)	245,335	250,791
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(d),(f)	992,000	885,354
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(d)	4,590,000	4,541,493
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(d)	5,146,000	2,598,776
Series 2015-NXS4, Class D, 3.66%, 12/15/48 (b),(f)	100,000	94,784
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(d),(f)	465,000	441,001
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(d)	4,253,000	3,584,207
Series 2016-NXS5, Class E, 4.97%, 01/15/59 (b),(d),(f)	100,000	77,764
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (b),(d),(f)	2,074,000	2,007,615
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C, 1 mo. TSFR + 4.08%, 8.40%, 11/15/27 (b),(d),(f)	2,696,000	2,708,267
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 9.24%, 11/15/27 (b),(d),(f)	1,000,000	1,006,299
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(d),(f)	109,000	7,990

		112,209,732

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Interest Only Commercial Mortgage-Backed Securities — 2.3%
Bank5,
Series 2024-5YR11, Class XD, 2.32%, 11/15/57 (b),(d),(f),(h)	$1,000,000	$93,143
Series 2024-5YR5, Class XD, 3.01%, 02/15/29 (b),(d),(f),(h)	1,000,000	101,946
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.18%, 06/15/55 (b),(d),(f),(h)	4,299,000	542,242
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.17%, 07/15/56 (b),(d),(f),(h)	1,000,000	95,591
California Housing Finance Agency, Series X, 0.29%, 01/15/35 (b),(f),(h)	14,145,452	213,271
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(d),(f),(h)	19,612,000	232,696
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.17%, 12/15/72 (b),(d),(f),(h)	5,347,000	306,618
Series 2019-GC43, Class XD, 0.60%, 11/10/52 (b),(d),(f),(h)	5,918,000	152,773
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 0.63%, 08/10/47 (b),(f),(h)	2,169,881	1,083
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.64%, 06/15/57 (b),(f),(h)	14,954,268	13,309
Series 2015-C3, Class XA, 0.63%, 08/15/48 (b),(f),(h)	44,232,837	38,925
Series 2019-C18, Class XD, 1.41%, 12/15/52 (b),(d),(f),(h)	4,452,333	239,264
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(d),(f),(h)	64,579,000	377,012
Federal Home Loan Mortgage Corp.,
Series 303, Class C28, 4.50%, 01/15/43 (h)	8,344,944	1,598,599
Series 4941, Class IO, 4.00%, 12/15/47 (h)	5,940,162	1,176,485
Series 4976, Class MI, 4.50%, 05/25/50 (h)	12,768,328	2,638,422
Series 5036, Class IB, 5.00%, 10/25/48 (h)	10,282,808	2,462,681
Series 5036, Class KI, 4.00%, 06/25/48 (h)	15,283,494	2,982,207
Series 5093, Class AI, 3.50%, 04/25/51 (h)	11,309,047	1,811,449
Series 5104, Class GI, 3.50%, 06/25/49 (h)	8,492,568	1,619,168
Series 5134, Class BI, 4.50%, 08/25/51 (h)	15,472,846	3,441,733
Series 5146, Class BI, 4.00%, 08/25/50 (h)	19,829,607	3,840,004
Series 5236, Class KI, 4.00%, 11/25/51 (h)	26,559,074	5,191,715
Series 5322, Class DI, 3.00%, 10/25/51 (h)	13,979,355	2,144,559
Series K049, Class X3, 1.55%, 10/25/43 (b),(f),(h)	2,177,000	1,076
Series K061, Class X1, 0.15%, 11/25/26 (b),(f),(h)	15,359,538	36,924
Series K071, Class X1, 0.28%, 11/25/27 (b),(f),(h)	84,934,757	505,107
Series K085, Class X3, 2.31%, 12/25/45 (b),(f),(h)	1,000,000	73,735
Series K095, Class X3, 2.10%, 08/25/47 (b),(f),(h)	9,297,000	734,974

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Series K102, Class X3, 1.89%, 12/25/46 (b),(f),(h)	$1,000,000	$75,647
Series K115, Class X3, 2.96%, 09/25/48 (b),(f),(h)	1,000,000	126,877
Series K118, Class X3, 2.69%, 10/25/48 (b),(f),(h)	652,000	77,532
Series K119, Class X3, 2.73%, 09/25/48 (b),(f),(h)	1,525,000	185,933
Series K122, Class X3, 2.63%, 01/25/49 (b),(f),(h)	1,000,000	119,351
Series K128, Class X3, 2.78%, 04/25/31 (b),(f),(h)	1,000,000	133,016
Series K143, Class X3, 3.14%, 04/25/50 (b),(f),(h)	1,000,000	172,569
Series K154, Class X1, 0.29%, 11/25/32 (b),(f),(h)	30,412,371	481,367
Series KLU1, Class X3, 4.09%, 01/25/31 (b),(f),(h)	11,517,376	1,265,610
Series KLU2, Class X1, 0.96%, 08/25/29 (b),(f),(h)	54,368,316	1,812,477
Series KLU2, Class X3, 3.92%, 08/25/29 (b),(f),(h)	8,074,990	828,421
Series KS11, Class XFX, 1.59%, 06/25/29 (b),(f),(h)	24,784,618	1,225,178
Series KW10, Class X3, 2.72%, 10/25/32 (b),(f),(h)	5,935,000	614,296
Federal National Mortgage Association,
Series 2020-41, Class GI, 4.00%, 10/15/44 (h)	30,862,753	5,725,257
Series 2020-62, Class GI, 4.00%, 06/25/48 (h)	12,984,989	2,582,922
Series 2020-65, Class JI, 4.00%, 09/25/50 (h)	10,369,939	2,158,928
Series 2021-67, Class GI, 3.50%, 10/25/51 (h)	25,411,727	4,368,937
Series 2022-4, Class WI, 3.00%, 02/25/52 (h)	27,061,022	3,055,541
Series 409, Class C14, 3.50%, 04/25/42 (h)	11,535,050	1,808,258
Series 413, Class C35, 4.50%, 10/25/40 (h)	9,350,228	1,695,019
Government National Mortgage Association,
Series 2014-188, Class IB, 4.00%, 12/20/44 (h)	11,059,734	1,477,669
Series 2020-127, Class IY, 4.00%, 08/20/50 (h)	10,900,487	2,199,446
Series 2021-158, Class JI, 5.00%, 02/20/50 (h)	10,978,949	2,320,741
Series 2022-125, Class CI, 5.00%, 06/20/52 (h)	19,458,069	3,614,239
Series 2022-125, Class IO, 4.50%, 06/20/52 (h)	24,185,843	4,787,515
Series 2022-159, Class IA, 4.50%, 12/20/48 (h)	16,513,915	2,978,565
Series 2022-85, Class IB, 4.00%, 05/20/51 (h)	17,816,748	3,474,408
Series 2022-93, Class ID, 4.00%, 07/20/50 (h)	15,157,344	2,914,863
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(d),(f),(h),(i)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.23%, 07/10/52 (b),(d),(f),(h)	2,219,000	97,860
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.41%, 11/13/52 (b),(d),(f),(h)	4,231,000	226,896
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(d),(f),(h)	20,401,000	129,179

		85,401,380

U.S. Government Sponsored Agency Securities — 8.9%
Government National Mortgage Association, TBA, 30 Year Maturity, 6.50%, 05/18/72 (n)	90,000,000	92,070,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 2.00%, 05/25/51 (n)	$150,000,000	$119,209,050
TBA, 30 Year Maturity, 2.50%, 05/12/72 (n)	60,000,000	49,849,200
TBA, 30 Year Maturity, 5.50%, 04/13/72 (n)	71,000,000	70,858,568

		331,986,818

Total North America		624,582,553

TOTAL MORTGAGE-BACKED SECURITIES (COST $645,725,144)		627,110,151

U.S. TREASURY OBLIGATIONS — 1.0%
North America — 1.0%
U.S. Treasury Bills
0.00%, 06/12/25 (i)	12,500,000	12,395,250
0.00%, 04/22/25 (i)	12,500,000	12,469,008
0.00%, 05/27/25 (i)	12,500,000	12,417,604

Total North America		37,281,862

TOTAL U.S. TREASURY OBLIGATIONS (COST $37,281,784)		37,281,862

	Shares

CLOSED-END FUND — 0.9%
Pershing Square Holdings Ltd.	713,182	34,471,979

TOTAL CLOSED-END FUND (COST $37,577,869)		34,471,979

EXCHANGE-TRADED FUND — 0.0%
iShares Bitcoin Trust ETF (a),(b)	23,094	1,081,030

TOTAL EXCHANGE-TRADED FUND (COST $1,342,206)		1,081,030

WARRANTS — 0.1%
ATI Penny Warrant (a),(b)	111,184	2,224
ATI Warrant (a),(b)	100,595	0
McLaren Racing Ltd. (a),(b),(e)	22,935	4,178,965

TOTAL WARRANTS (COST $0)		4,181,189

INVESTMENTS IN INVESTEE FUNDS — 10.6%
North America — 10.6%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $11,163,549) (a),(o)	3	14,741,736

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value

	Shares
Asgard Fixed Income Risk Premia Fund (cost $114,197,961) (a),(o)	$116,681	$164,054,610
Atreides Co. Series K DIs - SpaceX (Common) (cost $1,762,684) (a),(o)	1	5,218,492
Kirkoswald Global Ltd. (cost $42,567,982) (a),(o)	383,878	42,459,851
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(o)	1	165,189,483

Total North America		391,664,172

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $262,692,176)		391,664,172

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(e)	1,040	0
Gracell Biotechnologies, Inc. (a),(e)	5,000	0
Pershing Square SPARC Holdings Ltd. (a),(e)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(e)	2,020,101	0
Sinovac Biotech Ltd. (a),(e)	200	1,294
Strongbridge Biopharma (a),(e)	5,000	0
Tectonic Therapeutic (a),(e)	450	0

TOTAL RIGHTS (COST $0)		1,294

TOTAL LONG-TERM INVESTMENTS (COST $2,804,390,776)		2,944,065,556

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 1.1%

Exchange-Traded Call Options — 0.3%
NAT GAS EURO OPT JAN 26	6.00 USD	12/26/25	25	150	$95,500	$198,650	$103,150
NAT GAS EURO OPT FEB 26	6.00 USD	1/27/26	25	150	95,500	192,350	96,850
NAT GAS EURO OPT MAR 26	6.00 USD	2/24/26	25	150	95,500	137,300	41,800
NAT GAS EURO OPT APR 26	6.00 USD	3/26/26	25	150	95,500	43,975	(51,525)
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	25	150	95,500	40,775	(54,725)
NAT GAS EURO OPT JUN 26	6.00 USD	5/26/26	25	150	95,500	46,875	(48,625)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUL 26	6.00 USD	6/25/26	25	150	$95,500	$55,575	$(39,925)
NAT GAS EURO OPT AUG 26	6.00 USD	7/28/26	25	150	95,500	61,350	(34,150)
NAT GAS EURO OPT SEP 26	6.00 USD	8/26/26	25	150	95,500	62,475	(33,025)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	25	150	95,500	69,500	(26,000)
NAT GAS EURO OPT NOV 26	6.00 USD	10/27/26	25	150	95,500	91,950	(3,550)
NAT GAS EURO OPT DEC 26	6.00 USD	11/24/26	25	150	95,500	123,400	27,900
NAT GAS EURO OPT JAN26	4.50 USD	12/26/25	25	112	118,250	337,100	218,850
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	25	112	118,250	296,850	178,600
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	112	118,250	210,850	92,600
NAT GAS EURO OPT APR26	4.50 USD	3/26/26	25	112	118,250	110,850	(7,400)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	112	118,250	105,375	(12,875)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	113	118,250	117,650	(600)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	113	118,250	134,225	15,975
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	118,250	143,125	24,875
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	142,700	24,450
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	153,450	35,200
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	178,375	60,125
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	118,250	228,325	110,075
CRUDE OIL FUT JUN 25	95.00 USD	5/15/25	125	11,875	86,931	10,000	(76,931)
CRUDE OIL FUT DEC 25	90.00 USD	11/17/25	168	15,120	167,187	127,680	(39,507)
LME Copper 3Mo Call (e)	12,000.00 USD	6/04/25	25	300,000	171,952	12,694	(159,258)
LME Copper 3Mo Call	10,500.00 USD	12/03/25	120	1,260,000	1,101,329	1,024,200	(77,129)
LME Copper 3Mo Call	11,500.00 USD	12/03/25	40	460,000	431,623	170,060	(261,563)
LME Copper 3Mo Call	12,500.00 USD	12/03/25	50	625,000	354,372	109,037	(245,335)
California Carbon Allowance Vintage DEC25	40.00 USD	12/15/25	36	1,440	131,790	35,280	(96,510)
California Carbon Allowance Vintage DEC25	45.00 USD	12/15/25	1,100	49,500	1,372,152	551,100	(821,052)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO FUT JAN 26	50.00 EUR	12/24/25	60	3,000	$328,082	$224,549	$(103,533)
NAT GAS EURO FUT NOV 25	50.00 EUR	10/27/25	60	3,000	317,499	189,558	(127,941)
NAT GAS EURO FUT MAR 26	50.00 EUR	2/24/26	60	3,000	327,641	231,140	(96,501)
NAT GAS EURO FUT DEC 25	50.00 EUR	11/26/25	60	3,000	328,083	208,620	(119,463)
NAT GAS EURO FUT FEB 26	50.00 EUR	1/27/26	60	3,000	296,332	214,982	(81,350)
CORN FUT DEC 25	500.00 USD	11/21/25	205	102,500	203,190	155,031	(48,159)
CRUDE OIL OPT JUL 25	100.00 USD	5/27/25	100	10,000	61,027	12,000	(49,027)
SOYBEANS NOV 25	1,160.00 USD	10/24/25	125	145,000	169,741	110,937	(58,804)
SILVER JUL25	32.00 USD	6/25/25	49	1,568	506,267	874,405	368,138
NAT GAS EURO OPT MAY25	4.00 USD	4/25/25	20	80	45,806	57,140	11,334
VIX Index Option Call 35 5/21/25	35.00 USD	5/21/25	851	29,785	85,123	68,080	(17,043)
VIX Index Option Call 35 6/18/25	35.00 USD	6/18/25	2,553	89,355	274,592	262,959	(11,633)
LIVE CATTLE DEC 25	210.00 USD	12/05/25	40	8,400	57,734	70,000	12,266
VIX Index Option Call 32 4/16/25	32.00 USD	4/16/25	5,957	190,624	529,133	285,936	(243,197)
CRUDE OIL FUT DEC 25	110.00 USD	11/17/25	100	11,000	32,367	25,000	(7,367)
CRUDE OIL FUT SEP 25	90.00 USD	8/15/25	100	9,000	63,297	54,000	(9,297)
VIX Index Option Call 38 4/16/25	38.00 USD	4/16/25	1,276	48,488	70,214	39,556	(30,658)
NAT GAS EURO OPT JUN25	4.50 USD	5/27/25	20	90	85,020	51,440	(33,580)
SOYBEANS NOV 25	1,040.00 USD	10/24/25	100	104,000	303,400	228,750	(74,650)
NAT GAS EURO OPT MAY25	6.90 USD	4/25/25	6	41	1,515	234	(1,281)
NAT GAS EURO OPT MAY25	7.00 USD	4/25/25	109	763	25,358	3,924	(21,434)
California Carbon Allowance Vintage DEC25	35.00 USD	12/15/25	275	9,625	580,476	529,375	(51,101)
DJ EURO STOXX 50 APR 25	5,600.00 EUR	4/17/25	851	4,765,600	352,005	31,286	(320,719)
CRUDE OIL FUT DEC 25	80.00 USD	11/17/25	294	23,520	388,054	520,380	132,326
NAT GAS EURO OPT MAY25	6.50 USD	4/25/25	98	637	16,512	5,292	(11,220)
SOYBEAN OIL DEC 25	45.00 USD	11/21/25	105	4,725	217,549	264,285	46,736
CRUDE OIL OPT JUL 25	75.00 USD	5/27/25	10	750	18,803	24,700	5,897

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
GOLD MAY25	2,940.00 USD	4/24/25	4	11,760	$26,664	$86,080	$59,416
California Carbon Allowance Vintage JUN25	35.00 USD	6/16/25	475	16,625	565,640	199,975	(365,665)
VIX Index Option Call 34 5/21/25	34.00 USD	5/21/25	2,127	72,318	182,982	204,192	21,210
LME Copper 3Mo Call	11,500.00 USD	12/02/26	40	460,000	503,128	464,520	(38,608)
VIX Index Option Call 32 4/16/25	32.00 USD	5/21/25	1,276	40,832	91,270	119,944	28,674
SOYBEANS MAY 25	1,000.00 USD	4/25/25	17	17,000	15,622	20,612	4,990
NAT GAS EURO OPT SEP25	4.50 USD	8/26/25	63	283	345,890	373,086	27,196
NAT GAS EURO OPT MAY25	5.50 USD	4/25/25	4	22	610	648	38
COCOA JUN 25	8,000.00 USD	5/09/25	8	64,000	38,408	31,920	(6,488)
FTSE 100 Index	8,825.00 GBP	5/16/25	213	1,879,725	177,776	133,444	(44,332)
NAT GAS EURO OPT JUL25	5.00 USD	7/01/25	20	100	92,059	55,780	(36,279)
NAT GAS EURO OPT MAY25	7.00 USD	5/27/25	4	28	710	696	(14)
NAT GAS EURO OPT MAY25	6.00 USD	5/01/25	14	84	2,876	1,204	(1,672)

					$14,110,791	$11,758,761	$(2,352,030)

Exchange-Traded Put Options — 0.3%
CRUDE OIL FUT DEC 25	55.00 USD	11/17/25	252	13,860	$654,980	$456,120	$(198,860)
California Carbon Allowance Vintage DEC25	30.00 USD	12/15/25	575	17,250	1,443,721	1,761,800	318,079
SGX IRON ORE MAY 25	97.50 USD	5/30/25	52	5,070	37,999	8,320	(29,679)
SGX IRON ORE JUN 25	97.50 USD	6/30/25	52	5,070	37,999	14,820	(23,179)
SGX IRON ORE APR 25	97.50 USD	4/30/25	52	5,070	37,999	1,144	(36,855)
California Carbon Allowance Vintage DEC25	25.00 USD	12/15/25	870	21,750	1,608,063	1,209,300	(398,763)
LME Copper 3Mo Call	8,000.00 USD	12/03/25	120	960,000	779,595	294,660	(484,935)
CORN FUT DEC 25	400.00 USD	11/21/25	205	82,000	149,378	121,719	(27,659)
SOYBEANS NOV 25	980.00 USD	10/24/25	125	122,500	205,957	216,406	10,449
SGX IRON ORE AUG 25	97.50 USD	8/29/25	82	7,995	58,282	40,016	(18,266)
SGX IRON ORE JUL 25	97.50 USD	7/31/25	82	7,995	58,281	32,390	(25,891)
SGX IRON ORE SEP 25	97.50 USD	9/30/25	82	7,995	58,261	47,396	(10,865)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
California Carbon Allowance Vintage DEC25	20.00 USD	12/15/25	460	9,200	$336,177	$276,460	$(59,717)
NAT GAS EURO FUT MAY25	45.00 EUR	4/25/25	42	1,890	74,310	174,653	100,343
LME Copper 3Mo Call	8,500.00 USD	12/03/25	80	680,000	464,256	356,440	(107,816)
NAT GAS EURO FUT JUL25	45.00 EUR	6/26/25	80	3,600	179,663	430,690	251,027
SILVER JUL25	30.50 USD	6/25/25	105	3,203	488,087	172,725	(315,362)
SOYBEANS NOV 25	1,040.00 USD	10/24/25	100	104,000	275,900	330,625	54,725
NAT GAS EURO FUT JUL25	25.00 EUR	6/26/25	80	2,000	6,513	8,688	2,175
NAT GAS EURO FUT MAY25	25.00 EUR	4/25/25	42	1,050	1,454	203	(1,251)
S&P 500 Index	5,200.00 USD	4/17/25	1,660	8,632,000	6,979,380	2,290,800	(4,688,580)
E-Mini S&P 500 Index	5,500.00 USD	6/20/25	105	577,500	553,285	702,188	148,903
NAT GAS EURO OPT SEP25	3.25 USD	8/26/25	257	835	286,220	220,249	(65,971)
NAT GAS EURO OPT SEP25	4.05 USD	8/26/25	256	1,037	1,045,988	871,168	(174,820)
CRUDE OIL FUT DEC 25	50.00 USD	11/17/25	210	10,500	353,382	222,600	(130,782)
GOLD MAY25	2,940.00 USD	4/24/25	4	11,760	25,600	2,120	(23,480)
VIX Index Option Put 16 5/21/25	16.00 USD	5/21/25	1,702	27,232	67,277	42,550	(24,727)
NAT GAS EURO OPT NOV25	3.60 USD	10/28/25	100	360	149,292	179,400	30,108
NAT GAS EURO OPT NOV25	2.90 USD	10/28/25	200	580	92,584	117,600	25,016
NAT GAS EURO OPT OCT25	4.05 USD	9/25/25	100	405	348,292	381,600	33,308
LME Copper 3Mo Call	8,500.00 USD	12/02/26	40	340,000	463,128	464,500	1,372
FTSE 100 Index	8,500.00 GBP	4/17/25	171	1,453,500	119,624	131,429	11,805
SOYBEANS MAY 25	1,000.00 USD	4/25/25	17	17,000	15,322	8,075	(7,247)
COCOA JUN 25	8,000.00 USD	5/09/25	8	64,000	37,788	40,880	3,092

					$17,494,037	$11,629,734	$(5,864,303)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
USD CNH FX Option Call 7.5 4/7/25	J.P. Morgan Securities LLC	7.50 USD	4/07/25	500,000	3,750,000	$81,425	$221	$(81,204)
USD CNH FX Option Call 7.65 4/7/25	J.P. Morgan Securities LLC	7.65 USD	4/07/25	500,000	3,825,000	57,500	9	(57,491)
USD CNH FX Option Call 7.4 7/18/25	Citibank N.A.	7.40 USD	7/18/25	1,245,000	9,213,000	117,342	207,396	90,054
XAG USD FX Option Call 35 6/18/25	J.P. Morgan Securities LLC	35.00 USD	6/18/25	100,000	3,500,000	192,000	119,828	(72,172)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Call 3.265 8/16/2034	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	$351,000	$162,906	$(188,094)
SOFR Interest Rate Swaption Call 3.21 8/21/2034	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	157,103	(194,772)
SOFR Interest Rate Swaption Call 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625	154,682	(199,943)
SOFR Interest Rate Swaption Call 3.225 8/23/2034	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	158,705	(191,295)
SOFR Interest Rate Swaption Call 3.22 8/29/2029	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	172,434	(185,066)
SOFR Interest Rate Swaption Call 3.21 8/29/2029	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	170,944	(186,556)
USD CNH FX Option Call 7.36 5/23/25	Citibank N.A.	7.36 USD	5/23/25	2,127,500	15,658,400	213,814	323,406	109,592
XAG USD FX Option Call 35 12/29/25	J.P. Morgan Securities LLC	35.00 USD	12/29/25	200,000	7,000,000	652,000	550,802	(101,198)
LME Copper 3Mo Call	Citibank N.A.	12,500.00 USD	3/04/26	3,739	46,737,500	661,803	547,480	(114,323)
LME Copper 3Mo Call	Goldman Sachs & Co.	12,500.00 USD	3/04/26	2,917	36,462,500	555,689	427,120	(128,569)
VSTOXX	Bank of America N.A.	26.00 EUR	4/16/25	170,200	4,425,200	160,587	165,634	5,047
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	12,500.00 USD	3/04/26	2,992	37,400,000	523,899	438,101	(85,798)
SOFR Interest Rate Swaption Call 3.745 3/1/2034	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	524,999	349,573	(175,426)
Dual Digital Option S&P 500 Index 6139.42 & EUR/USD 1.0696 6/20/2025	Goldman Sachs International	6,139.42 USD	6/20/25	1,702,000	10,449,292,840	80,845	28,910	(51,935)
USD CNH FX Option Call 7.23 4/7/25	JP Morgan Chase Bank N.A.	7.23 USD	4/07/25	85,100,000	615,273,000	340,911	463,089	122,178
VSTOXX	Bank of America N.A.	32.00 EUR	6/18/25	85,100	2,723,200	88,118	96,619	8,501
XAU USD FX Option Call 3050 6/18/25	J.P. Morgan Securities LLC	3,050.00 USD	6/18/25	1,550	4,727,500	126,170	223,967	97,797
VSTOXX	Bank of America N.A.	32.00 EUR	6/18/25	85,100	2,723,200	75,377	96,621	21,244

						$6,574,979	$5,015,550	$(1,559,429)

OTC Put Options — 0.3%
USD CLP FX Option Put 800 5/30/25	Bank of America N.A.	800.00 USD	5/30/25	4,324,000	3,459,200,000	$464,830	$5,482	$(459,348)
SOFR Interest Rate Swaption Put 6.25 12/15/2025	Barclays Bank PLC	6.25 USD	12/15/25	35,000,000	218,750,000	9,625	799	(8,826)
SOFR Interest Rate Swaption Put 3.265 8/16/2034	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	310,551	(40,449)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Put 3.21 8/21/2034	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	$351,875	$317,792	$(34,083)
SOFR Interest Rate Swaption Put 5.375 10/16/2026	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	7,782	5,132	(2,650)
SOFR Interest Rate Swaption Put 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625	320,918	(33,707)
SOFR Interest Rate Swaption Put 3.225 8/23/2034	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	315,696	(34,304)
SOFR Interest Rate Swaption Put 5.375 7/12/2027	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,294	8,342	(952)
SOFR Interest Rate Swaption Put 5.375 6/28/2027	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	18,343	16,343	(2,000)
SOFR Interest Rate Swaption Put 3.22 8/29/2029	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	380,590	23,090
SOFR Interest Rate Swaption Put 3.21 8/29/2029	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	382,849	25,349
SOFR Interest Rate Swaption Put 6 10/3/2025	Barclays Bank PLC	6.00 USD	10/03/25	8,250,000	49,500,000	1,155	60	(1,095)
SOFR Interest Rate Swaption Put 6.25 10/3/2025	Barclays Bank PLC	6.25 USD	10/03/25	11,000,000	68,750,000	1,265	50	(1,215)
USD CLP FX Option Put 850 12/18/25	Bank of America N.A.	850.00 USD	12/18/25	9,500,000	8,075,000,000	950,000	1,316,988	366,988
USD XAU FX Option Put 2300 12/18/25	Goldman Sachs & Co.	2,300.00 USD	12/18/25	10,925,000	25,127,500,000	1,220,869	130,426	(1,090,443)
USD TRY FX Option Put 35.5 4/14/25	JP Morgan Chase Bank N.A.	35.50 USD	4/14/25	4,170,000	148,035,000	233,103	12,273	(220,830)
XPD USD FX Option Put 1050 5/28/25	J.P. Morgan Securities LLC	1,050.00 USD	5/28/25	2,000	2,100,000	34,000	121,942	87,942
USD TRY FX Option Put 37.2 7/9/25	JP Morgan Chase Bank N.A.	37.20 USD	7/09/25	851,000	31,657,200	106,375	27,832	(78,543)
EUR TRY FX Option Put 37 5/23/25	JP Morgan Chase Bank N.A.	37.00 EUR	5/23/25	2,553,000	94,461,000	133,005	6,633	(126,372)
EUR HUF FX Option Put 400 5/8/25	JP Morgan Chase Bank N.A.	400.00 EUR	5/08/25	63,825,000	25,530,000,000	306,351	297,471	(8,880)
SOFR Interest Rate Swaption Put 3.745 3/1/2034	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000	408,480	(116,520)
EUR USD FX Option Put 1.065 4/4/25	JP Morgan Chase Bank N.A.	1.07 EUR	4/04/25	42,550,000	45,315,750	151,105	23,119	(127,986)
S&P 500 Index Option Put 5372.32 6/20/25	Morgan Stanley & Co. International PLC	5,372.32 USD	6/20/25	10,989	59,036,102	258,460	367,050	108,590
USD JPY FX Option Put 139 8/26/25	Bank Of America Merrill Lynch	139.00 USD	8/26/25	2,000,000	278,000,000	13,980	16,215	2,235
USD JPY FX Option Put 140 9/25/25	Bank Of America Merrill Lynch	140.00 USD	9/25/25	2,000,000	280,000,000	20,952	23,559	2,607
CDX IG43 Credit Swaption Put 67.5 5/21/2025	Bank of America N.A.	67.50 USD	5/21/25	7,169,811,320	483,962,264,100	5,915,095	6,731,882	816,787

						$12,503,089	$11,548,474	$(954,615)

Total Purchased Options Outstanding						$50,682,896	$39,952,519	$(10,730,377)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value

REPURCHASE AGREEMENTS (p) — 1.3%
Barclays Capital, Inc., 4.00%, dated 12/06/2023, due On Demand (collateralized by America Movil SAB de CV, 6.38% due 03/01/2035, market value $856,538) (q)	895,758	$895,758
Barclays Capital, Inc., 4.05%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $793,676) (q)	789,664	789,664
Barclays Capital, Inc., 4.05%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,360,885) (q)	1,354,006	1,354,006
Barclays Capital, Inc., 4.05%, dated 07/24/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $386,450) (q)	410,296	410,296
Barclays Capital, Inc., 4.05%, dated 07/24/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $660,704) (q)	701,473	701,473
Barclays Capital, Inc., 4.00%, dated 09/19/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.13% due 06/12/2033, market value $2,395,063) (q)	2,572,998	2,572,998
Barclays Capital, Inc., 4.05%, dated 11/26/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,262,195) (q)	1,318,086	1,318,086
Barclays Capital, Inc., 4.05%, dated 11/26/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $728,229) (q)	760,476	760,476
Barclays Capital, Inc., 4.05%, dated 11/27/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $385,411) (q)	404,295	404,295
Barclays Capital, Inc., 4.05%, dated 11/27/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $662,782) (q)	695,256	695,256
Barclays Capital, Inc., 4.10%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,188,230) (q)	1,233,853	1,233,853

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Barclays Capital, Inc., 4.10%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $690,962) (q)	717,492	$717,492
JPMorgan Chase Bank, N.A., 4.00%, dated 01/07/2025, due 04/29/2025 (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,352,574)	1,428,495	1,428,495
JPMorgan Chase Bank, N.A., 4.10%, dated 01/07/2025, due 04/29/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,187,299)	1,251,205	1,251,205
JPMorgan Chase Bank, N.A., 4.00%, dated 01/07/2025, due 04/29/2025 (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $790,560)	834,934	834,934
JPMorgan Chase Bank, N.A., 4.10%, dated 01/07/2025, due 04/29/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $690,962)	728,152	728,152
JPMorgan Chase Bank, N.A., 0.90%, dated 01/23/2025, due 04/29/2025 (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $703,754)	749,884	749,884
JPMorgan Chase Bank, N.A., 0.90%, dated 01/23/2025, due 04/29/2025 (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $1,205,291)	1,284,296	1,284,296
Citigroup Global Markets Limited, 2.15%, dated 01/30/2025, due 05/02/2032 (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $1,206,292)	1,299,110	1,299,110
Barclays Capital, Inc., 2.50%, dated 01/30/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $704,755) (q)	744,534	744,534
Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.28%, dated 01/31/2025, due 05/05/2025 (collateralized by US Treasury Notes, 2.13% due 01/15/2035, market value $1,437,012)	1,398,250	1,398,250
Barclays Capital, Inc., 2.00%, dated 02/10/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $504,540) (q)	535,409	535,409
Barclays Capital, Inc., 2.00%, dated 02/10/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $298,319) (q)	316,571	316,571

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Barclays Capital, Inc., 4.05%, dated 03/10/2025, due On Demand (collateralized by Sasol Financing USA LLC 4.38% due 09/18/2026, market value $1,352,970) (q)	1,424,190	$1,424,190
Barclays Capital, Inc., 4.05%, dated 03/10/2025, due On Demand (collateralized by Sasol Financing USA LLC 4.38% due 09/18/2026, market value $451,956) (q)	475,747	475,747
Barclays Capital, Inc., 1.75%, dated 03/13/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $345,370) (q)	372,145	372,145
Barclays Capital, Inc., 1.75%, dated 03/13/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $200,214) (q)	215,736	215,736
Barclays Capital, Inc., 4.10%, dated 03/13/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $6,445,525) (q)	6,635,816	6,635,816
Barclays Capital, Inc., 4.10%, dated 03/13/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $3,768,768) (q)	3,880,033	3,880,033
Barclays Capital, Inc., 4.00%, dated 03/12/2025, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039 market value $542,387) (q)	558,366	558,366
Barclays Capital, Inc., 4.05%, dated 03/14/2025, due On Demand (collateralized by Sasol Financing USA LLC, 4.38% due 09/18/2026, market value $829,552) (q)	874,833	874,833
Barclays Capital, Inc., 4.05%, dated 03/14/2025, due On Demand (collateralized by Sasol Financing USA LLC, 4.38% due 09/18/2026, market value $824,723) (q)	869,741	869,741
Barclays Capital, Inc., 4.10%, dated 03/17/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $1,150,401) (q)	1,183,959	1,183,959
Barclays Capital, Inc., 4.10%, dated 03/17/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $673,031) (q)	692,663	692,663
Barclays Capital, Inc., 3.95%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $2,804,108) (q)	2,940,668	2,940,668

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Barclays Capital, Inc., 3.95%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $1,640,744) (q)	1,720,648	$1,720,648
JPMorgan Chase Bank, N.A., 4.05%, dated 02/17/2025, due 04/29/2025 (collateralized by Hungary International Bond, 6.75% due 09/25/2052, market value $2,390,300)	2,621,379	2,621,379
JPMorgan Chase Bank, N.A., 4.05%, dated 02/17/2025, due 04/29/2025 (collateralized by Hungary International Bond, 6.75% due 09/25/2052, market value $1,399,125)	1,534,384	1,534,384

TOTAL REPURCHASE AGREEMENTS (COST $48,424,801)	48,424,801	48,424,801

SHORT-TERM INVESTMENTS — 0.1%
MONEY MARKET FUND — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio (b)	4,858,737	4,858,737

TOTAL MONEY MARKET FUND (COST $4,858,737)		4,858,737

TOTAL SHORT-TERM INVESTMENTS (COST $4,858,737)		4,858,737

TOTAL INVESTMENTS IN SECURITIES — 81.9% (COST $2,908,357,210)		3,037,301,613

TOTAL SECURITIES SOLD SHORT — (34.8)% (PROCEEDS $1,304,926,974)		(1,289,320,180)

Other Assets and Liabilities (r) — 52.9%		1,960,082,736

Net Assets — 100.0%		$3,708,064,169

SECURITIES SOLD SHORT — (34.8)%
COMMON STOCK — (16.8)%
Africa — 0.0%
Energy — 0.0%
Kosmos Energy Ltd. (a)	5,200	(11,856)

Materials — 0.0%
Gold Fields Ltd., ADR	600	(13,254)
Harmony Gold Mining Co. Ltd., ADR	15,900	(234,843)

		(248,097)

Total Africa		(259,953)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Asia — (1.2)%
Automobiles & Components — (0.2)%
ECARX Holdings, Inc. (a)	147	$(185)
Ezgo Technologies Ltd. (a)	20	(7)
Honda Motor Co. Ltd., ADR	5,100	(138,363)
Li Auto, Inc., ADR (a)	43,400	(1,093,680)
NIO, Inc., ADR (a)	643,700	(2,452,497)
Polestar Automotive Holding U.K. PLC, ADR (a)	13,840	(14,532)
Toyota Motor Corp., ADR	11,100	(1,959,483)
Vinfast Auto Ltd. (a)	100	(318)
XPeng, Inc., ADR (a)	32,700	(677,544)
ZEEKR Intelligent Technology Holding Ltd., ADR (a)	6,300	(151,767)

		(6,488,376)

Banks — 0.0%
Mitsubishi UFJ Financial Group, Inc., ADR	59,100	(805,533)
Mizuho Financial Group, Inc., ADR	1,500	(8,265)
Resona Holdings, Inc. (b)	17,900	(156,299)
Sumitomo Mitsui Financial Group, Inc., ADR	29,500	(456,070)

		(1,426,167)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a),(e)	5,388	(964)
Emeren Group Ltd., ADR (a)	4,900	(7,693)
FBS Global Ltd. (a)	800	(824)
Greenland Technologies Holding Corp. (a)	100	(175)
Simpple Ltd. (a)	1	(1)
Yaskawa Electric Corp. (b)	1,700	(42,599)

		(52,256)

Commercial & Professional Services — 0.0%
Earlyworks Co., Ltd., ADR (a)	40	(90)
Guardforce AI Co., Ltd. (a)	3,300	(3,273)
WNS Holdings Ltd. (a)	100	(6,149)

		(9,512)

Consumer Durables & Apparel — 0.0%
Neo-Concept International Group Holdings Ltd. (a)	39	(18)
Sony Group Corp., ADR	3,800	(96,482)

		(96,500)

Consumer Services — (0.1)%
Atour Lifestyle Holdings Ltd., ADR	100	(2,835)
BTC Digital Ltd. (a)	36	(145)
China Liberal Education Holdings Ltd. (a)	303	(636)
Gaotu Techedu, Inc., ADR (a)	2,600	(8,450)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Genius Group Ltd. (a)	19,092	$(4,544)
Golden Heaven Group Holdings Ltd. (a)	2,000	(9,420)
Golden Sun Health Technology Group Ltd. (a)	500	(1,413)
H World Group Ltd., ADR	400	(14,804)
TCTM Kids IT Education, Inc., ADR (a)	18	(7)
Trip.com Group Ltd., ADR	19,500	(1,239,810)
Youdao, Inc., ADR (a)	2,300	(17,549)
Yum China Holdings, Inc.	1,800	(93,708)

		(1,393,321)

Diversified Financials — 0.0%
Futu Holdings Ltd., ADR (a)	100	(10,235)
Garden Stage Ltd. (a)	27	(13)
Kaspi.KZ JSC, ADR	100	(9,285)
ORIX Corp., ADR	300	(6,267)
Qifu Technology, Inc., ADR	1,200	(53,892)
Triller Group, Inc. (a)	21	(16)

		(79,708)

Food & Staples Retailing — 0.0%
DingDong Cayman Ltd., ADR (a)	300	(810)
Meiwu Technology Co. Ltd. (a)	15,000	(1,410)

		(2,220)

Food, Beverage & Tobacco — 0.0%
Origin Agritech Ltd. (a)	674	(1,348)
Top Wealth Group Holding Ltd. (a)	387	(63)

		(1,411)

Health Care Equipment & Services — 0.0%
Jin Medical International Ltd. (a)	300	(223)

Household & Personal Products — 0.0%
Shineco, Inc. (a)	500	(451)
Yatsen Holding Ltd., ADR (a)	4,220	(20,298)

		(20,749)

Insurance — 0.0%
Huize Holding Ltd., ADR (a)	100	(262)
Prudential PLC, ADR	400	(8,600)

		(8,862)

Materials — 0.0%
POSCO Holdings, Inc., ADR	200	(9,506)
Tantech Holdings Ltd. (a)	340	(719)

		(10,225)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Media & Entertainment — (0.1)%
Autohome, Inc., ADR	1,100	$(30,492)
Baidu, Inc., ADR (a)	30,700	(2,825,321)
Blue Hat Interactive Entertainment Technology (a)	300	(546)
GD Culture Group Ltd. (a)	1,200	(2,916)
Global Mofy AI Ltd. (a)	100	(329)
Haoxi Health Technology Ltd. (a)	200	(254)
QMMM Holdings Ltd. (a)	1,600	(1,664)
Sohu.com Ltd., ADR (a)	500	(6,585)
Tencent Music Entertainment Group, ADR	7,500	(108,075)
Webtoon Entertainment, Inc. (a)	1,200	(9,204)
WiMi Hologram Cloud, Inc., ADR (a)	13,431	(13,063)
Zhihu, Inc., ADR (a)	6,666	(28,464)

		(3,026,913)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Artiva Biotherapeutics, Inc. (a)	100	(300)
China SXT Pharmaceuticals, Inc. (a)	100	(250)
Takeda Pharmaceutical Co. Ltd., ADR	4,900	(72,863)

		(73,413)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	156,600	(3,146,094)

Retailing — (0.5)%
Alibaba Group Holding Ltd., ADR (b)	55,287	(7,310,600)
GigaCloud Technology, Inc. (a)	10,800	(153,360)
JD.com, Inc., ADR	4,600	(189,152)
MINISO Group Holding Ltd., ADR	600	(11,094)
NaaS Technology, Inc., ADR (a)	2,100	(1,449)
PDD Holdings, Inc., ADR (a)	95,900	(11,349,765)
Uxin Ltd., ADR (a)	2,015	(8,040)

		(19,023,460)

Semiconductors & Semiconductor Equipment — (0.2)%
Advantest Corp. (b)	1,200	(53,492)
Allegro MicroSystems, Inc. (a)	17,200	(432,236)
ASE Technology Holding Co. Ltd., ADR	23,700	(207,612)
Daqo New Energy Corp., ADR (a)	22,300	(403,853)
indie Semiconductor, Inc. (a)	11,800	(24,013)
JinkoSolar Holding Co. Ltd., ADR	14,300	(266,552)
Kioxia Holdings Corp. (a),(b)	3,900	(63,935)
NXP Semiconductors NV	5,400	(1,026,324)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	50,581	(8,396,446)

		(10,874,463)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Software & Services — 0.0%
BIT Mining Ltd., ADR (a)	50	$(86)
Datasea, Inc. (a)	33	(73)
Gorilla Technology Group, Inc. (a)	5,800	(171,680)
Link Motion, Inc., ADR (a),(e)	11,000	0
Mercurity Fintech Holding, Inc. (a)	1,100	(5,896)
MMTEC, Inc. (a)	1,295	(1,098)
Pony AI, Inc., ADR (a)	100	(882)
Xiao I Corp., ADR (a)	900	(3,816)

		(183,531)

Technology Hardware & Equipment — 0.0%
Ebang International Holdings, Inc. (a)	73	(284)
Fabrinet (a)	1,600	(316,016)
UTime Ltd. (a)	588	(929)

		(317,229)

Telecommunication Services — 0.0%
FingerMotion, Inc. (a)	4,925	(6,747)

Transportation — 0.0%
Full Truck Alliance Co. Ltd., ADR	13,500	(172,395)
Shengfeng Development Ltd. (a)	400	(404)

		(172,799)

Utilities — 0.0%
ReNew Energy Global PLC (a)	4,000	(23,560)

Total Asia		(46,437,739)

Europe — (0.6)%
Automobiles & Components — (0.1)%
Aptiv PLC (a)	21,800	(1,297,100)
Autoliv, Inc.	800	(70,760)
Bayerische Motoren Werke AG (a),(b)	300	(24,191)
Continental AG (b)	442	(31,170)
Ferrari NV	600	(256,728)
Mercedes-Benz Group AG (b)	1,392	(82,228)

		(1,762,177)

Banks — 0.0%
Barclays PLC, ADR	57,200	(878,592)
ING Groep NV, ADR	27,800	(544,602)
ING Groep NV (b)	3,382	(66,258)
Lloyds Banking Group PLC, ADR	34,200	(130,644)
NatWest Group PLC, ADR	6,800	(81,056)

		(1,701,152)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Capital Goods — 0.0%
ABB Ltd. (b)	6,416	$(331,052)
Alfa Laval AB (b)	280	(12,005)
Bunzl PLC (a),(b)	356	(13,694)
Daimler Truck Holding AG (b)	3,384	(137,084)
Epiroc AB (a),(b)	521	(10,490)
Fusion Fuel Green PLC, A Shares (a)	500	(129)
Geberit AG (a),(b)	73	(45,734)
Knorr-Bremse AG (a),(b)	402	(36,584)
Kone OYJ (b)	457	(25,215)
MTU Aero Engines AG (b)	117	(40,654)
Siemens Energy AG (a),(b)	1,448	(85,840)
SKF AB (a),(b)	3,159	(63,997)
Vat Group AG (a),(b),(d)	52	(18,744)
Vestas Wind Systems AS (a),(b)	7,318	(101,241)
Wallbox NV (a)	4,200	(1,376)
Wartsila OYJ Abp (b)	563	(10,046)

		(933,885)

Commercial & Professional Services — 0.0%
Cimpress PLC (a)	800	(36,184)
Rentokil Initial PLC, ADR	1,200	(27,480)

		(63,664)

Consumer Durables & Apparel — 0.0%
Birkenstock Holding PLC (a)	11,800	(541,030)
Connexa Sports Technologies In (a)	1	(1)
Kering SA (b)	155	(32,246)
LVMH Moet Hennessy Louis Vuitton SE (b)	187	(115,805)

		(689,082)

Consumer Services — (0.1)%
Flutter Entertainment PLC (a)	13,800	(3,057,390)
Genius Sports Ltd. (a)	300	(3,003)
InterContinental Hotels Group PLC, ADR	715	(78,357)
Pearson PLC, ADR	2,000	(32,020)
Soho House & Co., Inc., A Shares (a)	2,400	(14,832)

		(3,185,602)

Diversified Financials — (0.1)%
Deutsche Bank AG	32,100	(764,943)
Deutsche Boerse AG (b)	135	(39,833)
UBS Group AG	46,065	(1,410,971)

		(2,215,747)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Energy — 0.0%
Ardmore Shipping Corp.	5,600	$(54,824)
Frontline PLC	1,900	(28,215)
Scorpio Tankers, Inc.	1,900	(71,402)
Seadrill Ltd. (a)	11,700	(292,500)
SFL Corp. Ltd.	600	(4,920)
TechnipFMC PLC	100	(3,169)

		(455,030)

Food & Staples Retailing — 0.0%
Koninklijke Ahold Delhaize NV (a),(b)	2,253	(84,161)

Food, Beverage & Tobacco — 0.0%
Anheuser-Busch InBev SA, ADR	2,000	(123,120)
Anheuser-Busch InBev SA (b)	777	(47,771)
Danone SA (b)	556	(42,526)
Pernod Ricard SA (b)	302	(29,835)

		(243,252)

Health Care Equipment & Services — 0.0%
EDAP TMS SA, ADR (a)	200	(392)
EssilorLuxottica SA (b)	252	(72,618)
Koninklijke Philips NV	19,250	(488,950)
OneMedNet Corp. (a)	7	(4)
Siemens Healthineers AG (b)	840	(45,318)
Smith & Nephew PLC, ADR	9,000	(255,330)

		(862,612)

Household & Personal Products — 0.0%
Unilever PLC, ADR	1,000	(59,550)

Insurance — 0.0%
Aegon Ltd., ADR	100	(659)
Allianz SE (b)	183	(70,036)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	113	(71,384)

		(142,079)

Materials — 0.0%
Air Liquide SA (b)	308	(58,503)
ArcelorMittal SA	700	(20,195)
Atlas Lithium Corp. (a)	2,300	(11,891)
BASF SE (b)	2,031	(101,812)
Lifezone Metals Ltd. (a)	400	(1,672)

		(194,073)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Media & Entertainment — 0.0%
Manchester United PLC (a)	1,700	$(22,253)
WPP PLC, ADR	2,500	(94,900)

		(117,153)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Abivax SA, ADR (a)	300	(1,875)
ADC Therapeutics SA (a)	9	(13)
Affimed NV (a)	60	(43)
Alvotech SA (a)	1,400	(13,538)
BioNTech SE, ADR (a)	4,000	(364,240)
Immatics NV (a)	100	(451)
Merck KGaA (a),(b)	743	(102,244)
Mereo Biopharma Group PLC, ADR (a)	400	(900)
Newamsterdam Pharma Co. NV (a)	100	(2,047)
Novo Nordisk AS, ADR (b)	11,181	(776,409)
Roche Holding AG (b)	417	(137,246)
Tiziana Life Sciences Ltd. (a)	48	(52)
Verona Pharma PLC, ADR (a)	7,300	(463,477)

		(1,862,535)

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	29,200	(62,780)
MYT Netherlands Parent BV, ADR (a)	900	(6,804)

		(69,584)

Semiconductors & Semiconductor Equipment — (0.1)%
ASML Holding NV	3,000	(1,987,890)

Software & Services — (0.2)%
Argo Blockchain PLC, ADR (a)	6,733	(2,289)
Arqit Quantum, Inc. (a)	10	(139)
Dassault Systemes SE (b)	4,352	(164,421)
Endava PLC, ADR (a)	1,100	(21,461)
Nebius Group NV (a)	54,600	(1,152,606)
SAP SE, ADR	5,400	(1,449,576)

		(2,790,492)

Technology Hardware & Equipment — 0.0%
Nokia OYJ, ADR	88,300	(465,341)
Nokia OYJ (a),(b)	6,108	(32,170)
TE Connectivity PLC (b)	5,972	(843,963)
Telefonaktiebolaget LM Ericsson, ADR	29,000	(225,040)

		(1,566,514)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Telecommunication Services — 0.0%
Sunrise Communications AG, ADR (a)	2,200	$(106,238)

Transportation — 0.0%
AP Moller - Maersk AS (b)	56	(97,464)
Deutsche Lufthansa AG (b)	11,736	(85,511)
Deutsche Post AG (b)	3,289	(141,208)
Kuehne & Nagel International AG (b)	52	(12,008)
Ryanair Holdings PLC, ADR	50	(2,118)

		(338,309)

Utilities — 0.0%
National Grid PLC, ADR	100	(6,561)

Total Europe		(21,437,342)

Middle East — 0.0%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	588	(382)

Capital Goods — 0.0%
Brenmiller Energy Ltd. (a)	12	(15)
Kornit Digital Ltd. (a)	100	(1,908)

		(1,923)

Materials — 0.0%
ICL Group Ltd.	5,700	(32,433)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Teva Pharmaceutical Industries Ltd., ADR (a)	25,400	(390,398)

Retailing — 0.0%
Global-e Online Ltd. (a)	5,600	(199,640)

Software & Services — 0.0%
Beamr Imaging Ltd. (a)	500	(1,100)
Hub Cyber Security Ltd. (a)	643	(1,845)
Nice Ltd., ADR (a)	300	(46,251)

		(49,196)

Technology Hardware & Equipment — 0.0%
Arbe Robotics Ltd. (a)	200	(206)
Gauzy Ltd. (a)	200	(1,600)
Innoviz Technologies Ltd. (a)	54,900	(35,789)
ParaZero Technologies Ltd. (a)	50	(37)
Rail Vision Ltd. (a)	3,800	(1,642)

		(39,274)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Utilities — 0.0%
Enlight Renewable Energy Ltd. (a)	200	$(3,232)

Total Middle East		(716,478)

North America — (14.9)%
Automobiles & Components — 0.0%
BorgWarner, Inc. (b)	7,240	(207,426)
Dana, Inc.	400	(5,332)
Envirotech Vehicles, Inc. (a)	100	(25)
FLY-E Group, Inc. (a)	200	(87)
Ford Motor Co. (b)	25,875	(259,526)
Gentex Corp.	9,500	(221,350)
Gentherm, Inc. (a)	1,300	(34,762)
Goodyear Tire & Rubber Co. (a)	50,700	(468,468)
LCI Industries	1,800	(157,374)
Lear Corp.	6,800	(599,896)
Lucid Group, Inc. (a)	7,300	(17,666)
Magna International, Inc.	1,800	(61,182)
Modine Manufacturing Co. (a)	11,600	(890,300)
Patrick Industries, Inc.	1,850	(156,436)
Phinia, Inc.	1,400	(59,402)
QuantumScape Corp. (a)	10,100	(42,016)
Solid Power, Inc. (a)	35,200	(36,960)
Stellantis NV (b)	100,230	(1,123,578)
Tesla, Inc. (a),(b)	158	(40,947)
Thor Industries, Inc.	4,300	(325,983)
Workhorse Group, Inc. (a)	1,101	(2,026)
Worksport Ltd. (a)	1,292	(4,121)
XPEL, Inc. (a),(d)	1,500	(44,070)
Zapp Electric Vehicles Group Ltd. (a)	1,117	(825)

		(4,759,758)

Banks — (3.0)%
Amerant Bancorp, Inc.	6,565	(135,502)
Associated Banc-Corp.	19,764	(445,283)
Axos Financial, Inc. (a)	92,352	(5,958,551)
Banc of California, Inc.	92,190	(1,308,176)
Bancorp, Inc. (a)	57,568	(3,041,893)
Bank of Montreal	3,600	(343,836)
Bank of Nova Scotia	14,400	(682,992)
Bank OZK	141,563	(6,150,912)
Bankwell Financial Group, Inc.	4,190	(126,454)
Blue Ridge Bankshares, Inc. (a)	47,869	(156,053)
Cadence Bank	6,462	(196,186)
Canadian Imperial Bank of Commerce	4,400	(247,720)
Citigroup, Inc.	3,300	(234,267)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Citizens Financial Group, Inc.	700	$(28,679)
City Holding Co.	42,396	(4,980,258)
Civista Bancshares, Inc.	5,912	(115,520)
Columbia Banking System, Inc.	34,228	(853,646)
East West Bancorp, Inc.	93,103	(8,356,925)
Fifth Third Bancorp	241,852	(9,480,598)
First Citizens BancShares, Inc.	600	(1,112,472)
First Horizon Corp.	3,100	(60,202)
Flagstar Financial, Inc.	67,032	(778,912)
Home BancShares, Inc.	84,380	(2,385,423)
Huntington Bancshares, Inc.	861,200	(12,926,612)
Independent Bank Corp.	100	(6,265)
JPMorgan Chase & Co.	3,903	(957,406)
KeyCorp	200	(3,198)
MidWestOne Financial Group, Inc.	6,879	(203,687)
OceanFirst Financial Corp.	12,405	(211,009)
Old National Bancorp	28,267	(598,978)
Pathward Financial, Inc.	50,323	(3,671,063)
Pinnacle Financial Partners, Inc.	700	(74,228)
Preferred Bank	63,051	(5,274,847)
Prosperity Bancshares, Inc.	1,852	(132,177)
Regions Financial Corp.	676,228	(14,694,434)
ServisFirst Bancshares, Inc.	14,972	(1,236,687)
SouthState Corp.	64,703	(6,005,732)
Toronto-Dominion Bank	13,600	(815,184)
Triumph Financial, Inc. (a)	1,500	(86,700)
Trustmark Corp.	58,393	(2,013,975)
United Bankshares, Inc.	1,300	(45,071)
United Community Banks, Inc.	600	(16,878)
Valley National Bancorp	61,637	(547,953)
Veritex Holdings, Inc.	3,225	(80,528)
WaFd, Inc.	33	(943)
Webster Financial Corp.	300	(15,465)
Wintrust Financial Corp.	1,005	(113,022)
WSFS Financial Corp.	1,900	(98,553)
Zions Bancorp NA	68,602	(3,420,496)

		(100,431,551)

Capital Goods — (0.6)%
3M Co.	100	(14,686)
Advanced Drainage Systems, Inc.	2,500	(271,625)
AeroVironment, Inc. (a),(b)	726	(86,532)
AgEagle Aerial Systems, Inc. (a)	100	(129)
AirJoule Technologies Corp. (a)	100	(461)
Alta Equipment Group, Inc.	200	(938)
Ameresco, Inc., Class A (a)	1,800	(21,744)
American Superconductor Corp. (a)	3,500	(63,490)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Array Technologies, Inc. (a)	9,500	$(46,265)
ATS Corp. (a)	2,200	(54,846)
AZEK Co., Inc. (a)	4,899	(239,512)
Babcock & Wilcox Enterprises, Inc. (a)	1,600	(1,076)
Beacon Roofing Supply, Inc. (a)	500	(61,850)
Blink Charging Co. (a)	28,200	(25,879)
Boeing Co. (a)	38,800	(6,617,340)
Brookfield Business Corp.	300	(7,986)
Builders FirstSource, Inc. (a)	10,300	(1,286,882)
Byrna Technologies, Inc. (a)	100	(1,684)
Carlisle Cos., Inc.	300	(102,150)
Caterpillar, Inc. (b)	635	(209,423)
Chart Industries, Inc. (a)	5,100	(736,236)
Columbus McKinnon Corp.	100	(1,693)
Complete Solaria, Inc. (a)	4,370	(6,773)
Cummins, Inc.	1,069	(335,067)
Custom Truck One Source, Inc. (a)	100	(422)
Deere & Co.	17,000	(7,978,950)
Desktop Metal, Inc. (a)	2,867	(14,077)
Dover Corp. (b)	395	(69,394)
Draganfly, Inc. (a)	200	(548)
Eaton Corp. PLC (b)	4,905	(1,333,326)
Emerson Electric Co. (b)	1,960	(214,894)
Energy Focus, Inc. (a)	7	(13)
Enovix Corp. (a)	10,100	(74,134)
Eos Energy Enterprises, Inc. (a)	32,800	(123,984)
Esab Corp.	100	(11,650)
ESS Tech, Inc. (a)	1,713	(5,584)
Everus Construction Group, Inc. (a)	100	(3,709)
Fastenal Co.	14,700	(1,139,985)
Ferguson Enterprises, Inc.	2,399	(384,392)
Ferrovial SE	1	(45)
Fortive Corp. (b)	2,001	(146,433)
FTAI Aviation Ltd. (b)	4,624	(513,403)
FTC Solar, Inc. (a)	2,034	(5,838)
General Dynamics Corp. (b)	129	(35,163)
General Electric Co.	5,400	(1,080,810)
GrafTech International Ltd. (a)	100	(87)
H&E Equipment Services, Inc.	600	(56,874)
HEICO Corp. (b)	98	(26,185)
Herc Holdings, Inc.	100	(13,427)
Hillenbrand, Inc.	1,100	(26,554)
Hillman Solutions Corp. (a)	2,100	(18,459)
Howmet Aerospace, Inc.	4,300	(557,839)
Hubbell, Inc. (b)	525	(173,728)
Huntington Ingalls Industries, Inc. (b)	181	(36,931)
IDEX Corp. (b)	244	(44,157)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Illinois Tool Works, Inc. (b)	253	$(62,747)
Ingersoll Rand, Inc. (b)	7,710	(617,031)
Intuitive Machines, Inc. (a)	200	(1,490)
Janus International Group, Inc. (a)	100	(720)
JBT Marel Corp.	1,700	(207,740)
Johnson Controls International PLC	500	(40,055)
Kratos Defense & Security Solutions, Inc. (a)	4,000	(118,760)
KULR Technology Group, Inc. (a)	59,500	(78,540)
Laser Photonics Corp. (a)	400	(1,228)
Loar Holdings, Inc. (a)	400	(28,260)
Lockheed Martin Corp. (b)	674	(301,083)
Markforged Holding Corp. (a)	1,000	(4,680)
Masco Corp.	2,700	(187,758)
Masterbrand, Inc. (a)	600	(7,836)
Microvast Holdings, Inc. (a)	21,700	(25,389)
Middleby Corp. (a)	100	(15,198)
Mueller Industries, Inc.	900	(68,526)
Mueller Water Products, Inc.	2,400	(61,008)
NANO Nuclear Energy, Inc. (a)	9,800	(259,308)
NeoVolta, Inc. (a)	400	(868)
NEXTracker, Inc., Class A (a)	22,596	(952,195)
NN, Inc. (a)	200	(452)
Northrop Grumman Corp. (b)	643	(329,222)
Otis Worldwide Corp. (b)	631	(65,119)
PACCAR, Inc.	4,000	(389,480)
Parker-Hannifin Corp.	1,000	(607,850)
Pentair PLC (b)	133	(11,635)
Plug Power, Inc. (a)	800	(1,080)
Powell Industries, Inc.	1,500	(255,495)
Quanta Services, Inc. (b)	4,027	(1,023,583)
QXO, Inc. (a)	1,125	(15,232)
Regal Rexnord Corp.	1,400	(159,390)
Resideo Technologies, Inc. (a)	300	(5,310)
Richtech Robotics, Inc. (a)	25,300	(50,094)
Rockwell Automation, Inc. (b)	1,048	(270,782)
RTX Corp. (b)	259	(34,307)
Schneider Electric SE (b)	1,118	(258,085)
Sensata Technologies Holding PLC	200	(4,854)
Shoals Technologies Group, Inc. (a)	400	(1,328)
Sidus Space, Inc. (a)	100	(148)
SKYX Platforms Corp. (a)	1,100	(1,254)
Spirit AeroSystems Holdings, Inc. (a)	7,000	(241,220)
Standex International Corp.	200	(32,278)
Stanley Black & Decker, Inc.	500	(38,440)
Stem, Inc. (a)	13,700	(4,799)
Sunrun, Inc. (a)	76,815	(450,136)
Symbotic, Inc. (a)	800	(16,168)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
TPI Composites, Inc. (a)	8,700	$(7,012)
TransDigm Group, Inc. (a),(b)	25	(34,582)
Trex Co., Inc. (a)	300	(17,430)
UFP Industries, Inc.	500	(53,520)
Vertiv Holdings Co.	9,800	(707,560)
Virgin Galactic Holdings, Inc. (a)	10	(30)
WESCO International, Inc.	200	(31,060)
WillScot Holdings Corp.	6,400	(177,920)
Woodward, Inc.	100	(18,249)
Xometry, Inc. (a)	3,000	(74,760)
Xylem, Inc.	3,100	(370,326)

		(33,085,872)

Commercial & Professional Services — (0.4)%
ACV Auctions, Inc., Class A (a)	8,600	(121,174)
Alight, Inc.	29,300	(173,749)
ALT5 Sigma Corp. (a)	600	(2,328)
BlackSky Technology, Inc. (a)	5,058	(39,098)
Booz Allen Hamilton Holding Corp. (b)	296	(30,956)
CACI International, Inc. (a),(b)	688	(252,441)
Ceridian HCM Holding, Inc. (a)	25,000	(1,458,250)
Cintas Corp.	100	(20,553)
Clarivate PLC (a)	66,200	(260,166)
Copart, Inc. (a)	55,900	(3,163,381)
Driven Brands Holdings, Inc. (a)	200	(3,428)
Dun & Bradstreet Holdings, Inc.	12,400	(110,856)
Enviri Corp. (a)	600	(3,990)
Equifax, Inc. (b)	107	(26,061)
First Advantage Corp. (a)	1,486	(20,938)
FiscalNote Holdings, Inc. (a)	7,400	(5,980)
Genpact Ltd.	900	(45,342)
Greenwave Technology Solutions, Inc. (a)	5,000	(1,179)
Innodata, Inc. (a)	1,800	(64,620)
Knightscope, Inc. (a)	1,244	(3,508)
LanzaTech Global, Inc. (a)	11,400	(2,760)
Leidos Holdings, Inc. (b)	247	(33,330)
Montrose Environmental Group, Inc. (a)	3,800	(54,188)
Odyssey Marine Exploration, Inc. (a)	5,600	(2,243)
Paychex, Inc.	15,200	(2,345,056)
Paycor HCM, Inc. (a)	5,400	(121,176)
Perma-Fix Environmental Services, Inc. (a)	1,600	(11,632)
Planet Labs PBC (a)	8,500	(28,730)
Quest Resource Holding Corp. (a)	200	(520)
RB Global, Inc.	29,200	(2,928,760)
Rollins, Inc.	100	(5,403)
Science Applications International Corp. (b)	412	(46,255)
Spire Global, Inc. (a)	50	(405)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	2,259	$(188,694)
TransUnion (b)	522	(43,321)
Veralto Corp. (b)	1,105	(107,682)
Vestis Corp.	700	(6,930)

		(11,735,083)

Consumer Discretionary Distribution & Retail — 0.0%
Destination XL Group, Inc. (a)	100	(146)

Consumer Durables & Apparel — (0.2)%
AMMO, Inc. (a)	5,200	(7,176)
Capri Holdings Ltd. (a)	21,700	(428,141)
Carter’s, Inc.	200	(8,180)
Champion Homes, Inc. (a)	500	(47,380)
Columbia Sportswear Co.	200	(15,138)
Crocs, Inc. (a)	2,300	(244,260)
Deckers Outdoor Corp. (a)	3,700	(413,697)
Dream Finders Homes, Inc. (a)	500	(11,280)
Garmin Ltd.	2,200	(477,686)
Gildan Activewear, Inc.	1,500	(66,330)
Hanesbrands, Inc. (a)	2,100	(12,117)
Helen of Troy Ltd. (a)	900	(48,141)
Latham Group, Inc. (a)	1,800	(11,574)
La-Z-Boy, Inc.	600	(23,454)
Levi Strauss & Co., Class A	100	(1,559)
Lululemon Athletica, Inc. (a)	7,400	(2,094,644)
Mattel, Inc. (a)	8,800	(170,984)
Mohawk Industries, Inc. (a)	500	(57,090)
NIKE, Inc., Class B	800	(50,784)
PLBY Group, Inc. (a)	29,264	(32,190)
PulteGroup, Inc.	500	(51,400)
Purple Innovation, Inc. (a)	3,800	(2,885)
SharkNinja, Inc. (a)	300	(25,023)
Somnigroup International, Inc.	51,100	(3,059,868)
TopBuild Corp. (a)	100	(30,495)
Traeger, Inc. (a)	800	(1,344)
Vera Bradley, Inc. (a)	400	(900)
VF Corp.	44,700	(693,744)
Whirlpool Corp.	600	(54,078)
YETI Holdings, Inc. (a)	200	(6,620)

		(8,148,162)

Consumer Services — (1.3)%
Airbnb, Inc., Class A (a),(b)	737	(88,042)
Aramark	36,000	(1,242,720)
Booking Holdings, Inc. (b)	116	(534,402)
Caesars Entertainment, Inc. (a)	72,076	(1,801,900)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	71,800	$(3,605,078)
Color Star Technology Co., Ltd. (a)	200	(142)
Darden Restaurants, Inc.	4,600	(955,696)
Dave & Buster’s Entertainment, Inc. (a)	13,000	(228,410)
DraftKings, Inc. (a)	112,430	(3,733,800)
Expedia Group, Inc. (b)	3,267	(549,183)
Frontdoor, Inc. (a)	2,800	(107,576)
Full House Resorts, Inc. (a)	2,100	(8,778)
Global Business Travel Group I (a)	100	(726)
Grand Canyon Education, Inc. (a)	100	(17,302)
Hilton Grand Vacations, Inc. (a)	3,000	(112,230)
Inspirato, Inc. (a)	29	(120)
Jack in the Box, Inc.	3,200	(87,008)
Krispy Kreme, Inc.	31,800	(156,456)
Las Vegas Sands Corp.	72,500	(2,800,675)
Light & Wonder, Inc. (a)	500	(43,305)
Marriott International, Inc.	200	(47,640)
Marriott Vacations Worldwide Corp.	3,000	(192,720)
McDonald’s Corp.	40,600	(12,682,222)
MGM Resorts International (a)	62,900	(1,864,356)
Mister Car Wash, Inc. (a)	5,200	(41,028)
Nerdy, Inc. (a)	11,000	(15,620)
Noodles & Co. (a)	2,900	(3,161)
Norwegian Cruise Line Holdings Ltd. (a),(b)	4,007	(75,973)
ONE Group Hospitality, Inc. (a)	400	(1,196)
OneSpaWorld Holdings Ltd.	300	(5,037)
Penn Entertainment, Inc. (a)	50,400	(822,024)
Planet Fitness, Inc., Class A (a)	5,900	(569,999)
Playa Hotels & Resorts NV (a)	5,600	(74,648)
Red Rock Resorts, Inc.	300	(13,011)
Restaurant Brands International, Inc.	26,600	(1,772,624)
Royal Caribbean Cruises Ltd.	13,700	(2,814,528)
SeaWorld Entertainment, Inc. (a),(b)	2,900	(131,834)
Six Flags Entertainment Corp.	22,488	(802,147)
Starbucks Corp.	3,800	(372,742)
Travel & Leisure Co.	100	(4,629)
Udemy, Inc. (a)	3,800	(29,488)
Universal Technical Institute, Inc. (a)	200	(5,136)
Vacasa, Inc. (a)	25	(135)
Vail Resorts, Inc.	2,200	(352,044)
Viking Holdings Ltd. (a),(b)	5,801	(230,590)
Wendy’s Co.	23,100	(337,953)
WW International, Inc. (a)	9,000	(4,703)
Wyndham Hotels & Resorts, Inc. (b)	12,245	(1,108,295)
Wynn Resorts Ltd.	23,700	(1,978,950)

		(42,427,982)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Diversified Financials — (2.2)%
Affirm Holdings, Inc. (a)	16,207	$(732,394)
AGNC Investment Corp.	127,800	(1,224,324)
AlTi Global, Inc. (a)	1,000	(3,040)
American Express Co.	15,580	(4,191,799)
Ameriprise Financial, Inc.	500	(242,055)
Annaly Capital Management, Inc.	1,350	(27,418)
ARES Management Corp.	4,600	(674,406)
ARMOUR Residential REIT, Inc.	960	(16,416)
Bakkt Holdings, Inc. (a)	340	(2,948)
Bank of New York Mellon Corp.	25,200	(2,113,524)
Beneficient (a)	900	(281)
Berkshire Hathaway, Inc., Class B (a)	1,000	(532,580)
Better Home & Finance Holding Co. (a)	1,192	(13,011)
Block, Inc. (a)	39,900	(2,167,767)
Blue Owl Capital Corp.	23,200	(340,112)
Blue Owl Capital, Inc.	5,100	(102,204)
Brookfield Asset Management Ltd.	27,300	(1,322,685)
Brookfield Corp.	57,767	(3,027,568)
Capital One Financial Corp.	24,678	(4,424,765)
Carlyle Group, Inc.	100	(4,359)
Cboe Global Markets, Inc.	15,354	(3,474,457)
Claros Mortgage Trust, Inc.	200	(746)
Cohen & Steers, Inc.	300	(24,075)
Coinbase Global, Inc. (a)	9,000	(1,550,070)
Corpay, Inc. (a)	3,087	(1,076,499)
DigitalBridge Group, Inc.	3,206	(28,277)
Discover Financial Services	2,200	(375,540)
Enova International, Inc. (a)	75,298	(7,270,775)
Euronet Worldwide, Inc. (a)	25,473	(2,721,790)
FactSet Research Systems, Inc. (b)	62	(28,188)
Fidelity National Information Services, Inc.	48,100	(3,592,108)
Fiserv, Inc. (a)	90,796	(20,050,481)
Flywire Corp. (a)	1,500	(14,250)
Forge Global Holdings, Inc. (a)	1,400	(787)
Global Payments, Inc.	8,000	(783,360)
Goldman Sachs Group, Inc.	3,454	(1,886,886)
HA Sustainable Infrastructure Capital, Inc.	6,000	(175,440)
Jack Henry & Associates, Inc.	3,000	(547,800)
KKR & Co., Inc.	33,600	(3,884,496)
loanDepot, Inc. (a)	2,200	(2,618)
LPL Financial Holdings, Inc.	1,900	(621,566)
Moody’s Corp. (b)	61	(28,407)
Morgan Stanley	2,300	(268,341)
Mr. Cooper Group, Inc. (a)	500	(59,800)
MSCI, Inc., Class A (b)	49	(27,709)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Nelnet, Inc.	100	$(11,093)
NerdWallet, Inc. (a)	400	(3,620)
NewtekOne, Inc.	10,567	(126,381)
Northern Trust Corp.	2,800	(276,220)
Patria Investments Ltd., Class A	100	(1,129)
PayPal Holdings, Inc. (a)	6,300	(411,075)
PennyMac Financial Services, Inc.	900	(90,099)
Ready Capital Corp.	13,700	(69,733)
Regional Management Corp.	14,202	(427,622)
Remitly Global, Inc. (a)	19,200	(399,360)
Repay Holdings Corp. (a)	1,700	(9,469)
S&P Global, Inc. (b)	50	(25,405)
Sachem Capital Corp.	100	(116)
Sezzle, Inc. (a)	100	(3,489)
Shift4 Payments, Inc. (a)	9,500	(776,245)
StepStone Group, Inc.	3,200	(167,136)
Synchrony Financial	7,500	(397,050)
T. Rowe Price Group, Inc.	200	(18,374)
Tradeweb Markets, Inc.	17,001	(2,523,968)
Visa, Inc.	400	(140,184)

		(75,535,890)

Energy — (0.6)%
Amplify Energy Corp. (a)	134	(501)
APA Corp. (b)	5,038	(105,899)
Archrock, Inc.	700	(18,368)
Aris Water Solutions, Inc.	400	(12,816)
Atlas Energy Solutions, Inc.	3,200	(57,088)
Baker Hughes Co.	58,100	(2,553,495)
Borr Drilling Ltd.	14,500	(31,755)
BP PLC, ADR	3,400	(114,886)
Cactus, Inc.	6,400	(293,312)
Cameco Corp.	13,700	(563,892)
Cenovus Energy, Inc.	3,900	(54,249)
ChampionX Corp.	600	(17,880)
Chevron Corp. (b)	17,261	(2,887,593)
Chord Energy Corp. (b)	1,199	(135,151)
Civitas Resources, Inc. (b)	20,158	(703,313)
Clean Energy Fuels Corp. (a)	3,000	(4,650)
CNX Resources Corp. (a),(b)	7,017	(220,895)
Comstock Resources, Inc. (a)	300	(6,102)
Comstock, Inc. (a)	3,780	(9,223)
ConocoPhillips (b)	377	(39,593)
Core Laboratories, Inc.	200	(2,998)
Core Natural Resources, Inc.	3,221	(248,339)
Coterra Energy, Inc.	80,900	(2,338,010)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Crescent Energy Co., Class A	2,170	$(24,391)
Denison Mines Corp. (a)	188,400	(244,920)
Devon Energy Corp.	2,283	(85,384)
Encore Energy Corp. (a)	2,800	(3,836)
Energy Fuels, Inc. (a)	67,500	(251,775)
Energy Vault Holdings, Inc. (a)	19,400	(13,491)
EOG Resources, Inc. (b)	3,635	(466,152)
EQT Corp.	52,990	(2,831,256)
Expand Energy Corp. (b)	1,782	(198,372)
Expro Group Holdings NV (a)	20,700	(205,758)
Exxon Mobil Corp. (b)	29,190	(3,471,567)
Gevo, Inc. (a)	7,100	(8,236)
Helmerich & Payne, Inc.	1,300	(33,956)
Hess Corp.	4,800	(766,704)
International Seaways, Inc.	2,300	(76,360)
KLX Energy Services Holdings, Inc. (a)	5,100	(17,850)
Liberty Energy, Inc.	900	(14,247)
Lightbridge Corp. (a)	1,200	(8,952)
Murphy Oil Corp. (b)	3,801	(107,948)
New Fortress Energy, Inc.	35,800	(297,498)
NexGen Energy Ltd. (a)	20,300	(91,147)
NextDecade Corp. (a)	3,600	(28,008)
Nine Energy Service, Inc. (a)	3,700	(4,181)
Noble Corp. PLC	11,548	(273,688)
Northern Oil & Gas, Inc.	900	(27,207)
NPK International, Inc. (a)	100	(581)
Occidental Petroleum Corp. (b)	8,729	(430,863)
Oceaneering International, Inc. (a)	1,400	(30,534)
ONEOK, Inc.	576	(57,151)
OPAL Fuels, Inc. (a)	2,000	(3,680)
Patterson-UTI Energy, Inc.	84,815	(697,179)
PBF Energy, Inc. (b)	10,814	(206,439)
Peabody Energy Corp.	2,800	(37,940)
Permian Resources Corp. (b)	4,159	(57,602)
Phillips 66 (b)	2,567	(316,973)
ProFrac Holding Corp. (a)	4,700	(35,673)
Range Resources Corp. (b)	6,278	(250,681)
Ring Energy, Inc. (a)	2,000	(2,300)
Sable Offshore Corp. (a)	1,000	(25,370)
Schlumberger NV	200	(8,360)
SEACOR Marine Holdings, Inc. (a)	1,500	(7,590)
Sitio Royalties Corp.	7	(139)
Talos Energy, Inc. (a)	400	(3,888)
TETRA Technologies, Inc. (a)	600	(2,016)
Texas Pacific Land Corp.	900	(1,192,491)
Tidewater, Inc. (a)	300	(12,681)
Uranium Energy Corp. (a)	66,100	(315,958)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Uranium Royalty Corp. (a)	29,000	$(51,040)
Ur-Energy, Inc. (a)	61,000	(41,120)
VAALCO Energy, Inc.	5,641	(21,210)
Valaris Ltd. (a)	18,700	(734,162)
Valero Energy Corp. (b)	5,282	(697,594)

		(25,214,107)

Food & Staples Retailing — (0.5)%
Albertsons Cos., Inc., Class A	7,500	(164,925)
BBB Foods, Inc. (a)	200	(5,336)
BJ’s Wholesale Club Holdings, Inc. (a)	200	(22,820)
Casey’s General Stores, Inc.	1,400	(607,656)
Chefs’ Warehouse, Inc. (a)	200	(10,892)
Performance Food Group Co. (a)	28,200	(2,217,366)
Sysco Corp.	50,900	(3,819,536)
Target Corp.	7,100	(740,956)
U.S. Foods Holding Corp. (a)	8,300	(543,318)
United Natural Foods, Inc. (a)	1,700	(46,563)
Walmart, Inc.	118,100	(10,367,999)

		(18,547,367)

Food, Beverage & Tobacco — (0.2)%
AgriFORCE Growing Systems Ltd. (a)	486	(535)
Altria Group, Inc.	9,100	(546,182)
Beeline Holdings, Inc. (a)	545	(1,003)
BRC, Inc. (a)	600	(1,254)
Brown-Forman Corp., Class B	1,900	(64,486)
Bunge Global SA	2,700	(206,334)
CIMG, Inc. (a)	190	(102)
Coca-Cola Co. (The)	1,400	(100,268)
Constellation Brands, Inc.	4,200	(770,784)
Edible Garden AG, Inc. (a)	316	(768)
Hershey Co. (The)	300	(51,309)
Ispire Technology, Inc. (a)	1,700	(4,641)
Kraft Heinz Co.	16,200	(492,966)
Mama’s Creations, Inc. (a)	100	(651)
McCormick & Co., Inc.	300	(24,693)
Mission Produce, Inc. (a)	500	(5,240)
Molson Coors Beverage Co.	100	(6,087)
Mondelez International, Inc., Class A	49,700	(3,372,145)
Oatly Group AB, ADR (a)	25	(246)
PepsiCo, Inc.	8,900	(1,334,466)
Philip Morris International, Inc.	300	(47,619)
Post Holdings, Inc. (a)	2,200	(255,992)
SunOpta, Inc. (a)	400	(1,944)
Westrock Coffee Co. (a)	3,100	(22,382)

		(7,312,097)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Health Care Equipment & Services — (0.3)%
Abbott Laboratories	8,300	$(1,100,995)
Acadia Healthcare Co., Inc. (a)	1,300	(39,416)
AdaptHealth Corp. (a)	200	(2,168)
agilon health, Inc. (a)	800	(3,464)
Alcon AG	22,000	(2,088,460)
Align Technology, Inc. (a)	2,700	(428,922)
Avinger, Inc. (a),(e)	266	(126)
Baxter International, Inc.	2,300	(78,729)
Bullfrog AI Holdings, Inc. (a)	1,000	(1,650)
Claritev Corp. (a)	605	(12,481)
ClearPoint Neuro, Inc. (a)	1,200	(14,268)
Clover Health Investments Corp. (a)	22,700	(81,493)
Concentra Group Holdings Parent, Inc.	100	(2,170)
Cooper Cos., Inc. (a)	300	(25,305)
Cross Country Healthcare, Inc. (a)	400	(5,956)
CVS Health Corp. (b)	60,253	(4,082,141)
DaVita, Inc. (a)	800	(122,376)
Delcath Systems, Inc. (a)	1,399	(17,809)
Elevance Health, Inc. (b)	400	(173,984)
Embecta Corp.	5,900	(75,225)
Enovis Corp. (a)	6,700	(256,007)
Envista Holdings Corp. (a)	29,200	(503,992)
Evolent Health, Inc. (a)	10,600	(100,382)
Femasys, Inc. (a)	1,700	(2,125)
Fractyl Health, Inc. (a)	100	(119)
GE HealthCare Technologies, Inc. (b)	44,631	(3,602,168)
GeneDx Holdings Corp. (a)	2,900	(256,839)
Glaukos Corp. (a)	3,400	(334,628)
Globus Medical, Inc. (a)	500	(36,600)
Haemonetics Corp. (a)	800	(50,840)
HCA Healthcare, Inc.	1,100	(380,105)
HealthEquity, Inc. (a)	700	(61,859)
Henry Schein, Inc. (a)	1,200	(82,188)
Hims & Hers Health, Inc. (a)	900	(26,595)
Hologic, Inc. (a)	6,300	(389,151)
Hyperfine, Inc. (a)	2,700	(1,934)
ICU Medical, Inc. (a)	2,900	(402,694)
Inspire Veterinary Partners, Inc. (a)	200	(342)
Intelligent Bio Solutions, Inc. (a)	1,400	(2,016)
iRhythm Technologies, Inc. (a)	3,700	(387,316)
Labcorp Holdings, Inc.	400	(93,096)
Lantheus Holdings, Inc. (a)	3,400	(331,840)
Masimo Corp. (a)	1,700	(283,220)
Monogram Technologies, Inc. (a)	800	(2,352)
MSP Recovery, Inc. (a)	101	(128)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Myomo, Inc. (a)	1,800	$(8,658)
NAYA Biosciences, Inc. (a)	3	(6)
Neogen Corp. (a)	47,700	(413,559)
NeoGenomics, Inc. (a)	4,200	(39,858)
OraSure Technologies, Inc. (a)	100	(337)
Orchestra BioMed Holdings, Inc. (a)	938	(4,015)
Orthofix Medical, Inc. (a)	594	(9,688)
OrthoPediatrics Corp. (a)	300	(7,389)
Patterson Cos., Inc.	200	(6,248)
PDL BioPharma, Inc. (a),(e)	4,500	(11,115)
Pediatrix Medical Group, Inc. (a)	100	(1,449)
Penumbra, Inc. (a)	1,900	(508,079)
Performant Healthcare, Inc. (a)	1,800	(5,328)
Phreesia, Inc. (a)	200	(5,112)
Predictive Oncology, Inc. (a)	214	(325)
Pulse Biosciences, Inc. (a)	702	(11,295)
Quest Diagnostics, Inc.	300	(50,760)
QuidelOrtho Corp. (a)	7,256	(253,742)
Quipt Home Medical Corp. (a)	200	(466)
ReShape Lifesciences, Inc. (a)	5	(2)
ResMed, Inc. (b)	2,729	(610,887)
Rockwell Medical, Inc. (a)	2,436	(2,753)
Sanara Medtech, Inc. (a)	100	(3,087)
Semler Scientific, Inc. (a)	300	(10,860)
Solventum Corp. (a)	1,200	(91,248)
STAAR Surgical Co. (a)	500	(8,815)
Surgery Partners, Inc. (a)	3,000	(71,250)
Surmodics, Inc. (a)	500	(15,265)
Tela Bio, Inc. (a)	1,000	(1,220)
Teleflex, Inc.	200	(27,638)
Tenet Healthcare Corp. (a)	100	(13,450)
Tenon Medical, Inc. (a)	49	(103)
Tivic Health Systems, Inc. (a)	2	(5)
UnitedHealth Group, Inc.	1,700	(890,375)
Universal Health Services, Inc., Class B	600	(112,740)
Vivani Medical, Inc. (a)	466	(489)
Vivos Therapeutics, Inc. (a)	100	(285)
Zimmer Biomet Holdings, Inc.	1,489	(168,525)

		(19,312,100)

Household & Personal Products — (0.4)%
Beauty Health Co. (a)	9,500	(12,730)
BellRing Brands, Inc. (a)	1,000	(74,460)
Coty, Inc., Class A (a)	300	(1,641)
elf Beauty, Inc. (a)	14,600	(916,734)
Flora Growth Corp. (a)	1,900	(1,150)
Honest Co., Inc. (a)	100	(470)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Kenvue, Inc.	415,300	$(9,958,894)
Procter & Gamble Co. (The)	8,400	(1,431,528)
Safety Shot, Inc. (a)	14,100	(5,134)

		(12,402,741)

Insurance — 0.0%
Aflac, Inc.	7,500	(833,925)
Allstate Corp.	100	(20,707)
Aon PLC, Class A	200	(79,818)
Arthur J Gallagher & Co.	400	(138,096)
Assurant, Inc.	200	(41,950)
Axis Capital Holdings Ltd.	600	(60,144)
Baldwin Insurance Group, Inc. (a)	200	(8,938)
Brown & Brown, Inc.	300	(37,320)
Caret Holdings, Inc. (a)	3,117	(415,932)
Cincinnati Financial Corp.	1,200	(177,264)
CNO Financial Group, Inc.	1,200	(49,980)
Hartford Insurance Group, Inc.	1,100	(136,103)
Hippo Holdings, Inc. (a)	1,124	(28,729)
Manulife Financial Corp.	32,500	(1,012,375)
Markel Group, Inc. (a)	200	(373,922)
MetLife, Inc.	2,000	(160,580)
Progressive Corp.	2,700	(764,127)
Prudential Financial, Inc.	100	(11,168)
Sun Life Financial, Inc.	1,300	(74,438)
Travelers Cos., Inc.	100	(26,446)
W.R. Berkley Corp.	200	(14,232)

		(4,466,194)

Materials — (0.3)%
Agnico Eagle Mines Ltd.	3,700	(401,117)
Air Products & Chemicals, Inc.	7,700	(2,270,884)
Albemarle Corp. (b)	1,059	(76,269)
Algoma Steel Group, Inc.	200	(1,084)
Alpha Metallurgical Resources, Inc. (a)	400	(50,100)
Arq, Inc. (a)	1,000	(4,170)
ASP Isotopes, Inc. (a)	600	(2,814)
ATI, Inc. (a)	1,000	(52,030)
Avient Corp.	700	(26,012)
Carpenter Technology Corp.	100	(18,118)
Century Aluminum Co. (a)	1,000	(18,560)
Cleveland-Cliffs, Inc. (a)	18,800	(154,536)
Commercial Metals Co.	2,100	(96,621)
Compass Minerals International, Inc. (a)	100	(929)
Constellium SE (a)	400	(4,036)
Corteva, Inc. (b)	13,147	(827,341)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
CRH PLC	11,800	$(1,038,046)
Dow, Inc. (b)	915	(31,952)
Eastman Chemical Co.	100	(8,811)
Ecolab, Inc. (b)	255	(64,648)
Element Solutions, Inc.	2,000	(45,220)
Endeavour Silver Corp. (a)	15,300	(65,331)
Freeport-McMoRan, Inc. (b)	60,700	(2,298,102)
HB Fuller Co.	400	(22,448)
Hecla Mining Co.	1,640	(9,118)
Hudbay Minerals, Inc.	21,200	(160,908)
i-80 Gold Corp. (a)	18,900	(10,996)
Ingevity Corp. (a)	500	(19,795)
International Flavors & Fragrances, Inc.	6,100	(473,421)
Ivanhoe Electric, Inc. (a)	6,100	(35,441)
Kaiser Aluminum Corp.	500	(30,310)
LyondellBasell Industries NV	4,700	(330,880)
MAG Silver Corp. (a)	6,000	(91,680)
Magnera Corp. (a)	2,279	(41,387)
Mativ Holdings, Inc.	3,900	(24,297)
Newmont Corp.	200	(9,656)
Nucor Corp.	3,000	(361,020)
Nutrien Ltd.	1,400	(69,538)
Pan American Silver Corp.	300	(7,749)
Piedmont Lithium, Inc. (a)	3,700	(23,310)
PPG Industries, Inc. (b)	691	(75,561)
PureCycle Technologies, Inc. (a)	5,400	(37,368)
RPM International, Inc.	200	(23,136)
Sherwin-Williams Co.	300	(104,757)
Skeena Resources Ltd. (a)	600	(6,054)
Smurfit WestRock PLC	46,500	(2,095,290)
Southern Copper Corp.	33	(3,084)
Standard Lithium Ltd. (a)	9,200	(11,684)
Steel Dynamics, Inc.	6,300	(788,004)
Taseko Mines Ltd. (a)	2,700	(6,048)
Teck Resources Ltd., Class B	3,900	(142,077)
TMC the metals Co., Inc. (a)	13,900	(23,908)
U.S. Steel Corp.	8,800	(371,888)
Vizsla Silver Corp. (a)	100	(227)
Warrior Met Coal, Inc.	4,200	(200,424)

		(13,168,195)

Media & Entertainment — (0.7)%
Advantage Solutions, Inc. (a)	6,200	(9,362)
Alphabet, Inc., Class C (b)	1,783	(278,558)
Atlanta Braves Holdings, Inc., Class C (a)	4,400	(176,044)
BuzzFeed, Inc. (a)	277	(590)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Cable One, Inc.	300	$(79,731)
Cargurus, Inc. (a)	5,100	(148,563)
Charter Communications, Inc. (a)	360	(132,671)
Cineverse Corp. (a)	2,381	(7,524)
Clear Channel Outdoor Holdings, Inc. (a)	7,800	(8,658)
Comcast Corp. (b)	14,510	(535,419)
CuriosityStream, Inc.	100	(268)
EchoStar Corp. (a)	8,558	(218,914)
Electronic Arts, Inc.	7,300	(1,054,996)
IAC, Inc. (a)	1,200	(55,128)
Ibotta, Inc. (a)	200	(8,440)
Interpublic Group of Cos., Inc.	4,400	(119,504)
John Wiley & Sons, Inc.	1,600	(71,296)
Liberty Broadband Corp. (a)	21,700	(1,845,585)
Liberty Media Corp.-Liberty Formula One (a)	1,000	(81,470)
Live Nation Entertainment, Inc. (a),(b)	9,289	(1,212,958)
LQR House, Inc. (a)	2,500	(500)
Magnite, Inc. (a)	2,000	(22,820)
Marcus Corp. (The)	2,400	(40,056)
Match Group, Inc.	26,400	(823,680)
National CineMedia, Inc.	14,360	(83,862)
Nexstar Media Group, Inc. (b)	1,703	(305,212)
Omnicom Group, Inc.	400	(33,164)
Outbrain, Inc. (a)	100	(373)
Pinterest, Inc. (a)	2,400	(74,400)
PSQ Holdings, Inc. (a)	100	(229)
PubMatic, Inc. (a)	400	(3,656)
Rumble, Inc. (a)	100	(707)
Sinclair, Inc.	3,900	(62,127)
Sirius XM Holdings, Inc.	4,419	(99,626)
Sphere Entertainment Co. (a)	4,100	(134,152)
System1, Inc. (a)	1,900	(724)
Take-Two Interactive Software, Inc. (a)	43,600	(9,036,100)
TechTarget, Inc. (a)	100	(1,481)
TEGNA, Inc.	6,400	(116,608)
TEN Holdings, Inc. (a)	300	(300)
Treasure Global, Inc. (a)	10,100	(778)
TripAdvisor, Inc. (a)	1,300	(18,421)
Walt Disney Co. (b)	16,163	(1,595,288)
Warner Bros Discovery, Inc. (a)	177,974	(1,909,661)
Yelp, Inc. (a)	2,000	(74,060)
Ziff Davis, Inc. (a)	300	(11,274)
ZipRecruiter, Inc. (a)	2,700	(15,903)

		(20,510,841)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — (0.6)%
2seventy bio, Inc. (a)	500	$(2,470)
Abeona Therapeutics, Inc. (a)	1,528	(7,273)
ACELYRIN, Inc. (a)	1,200	(2,964)
Aceragen, Inc. (a),(e)	735	(283)
Achieve Life Sciences, Inc. (a)	700	(1,869)
Acrivon Therapeutics, Inc. (a)	1,000	(2,030)
Actinium Pharmaceuticals, Inc. (a)	161	(259)
Adaptive Biotechnologies Corp. (a)	3,000	(22,290)
Adial Pharmaceuticals, Inc. (a)	32	(20)
Agenus, Inc. (a)	7,975	(12,002)
Akebia Therapeutics, Inc. (a)	5,700	(10,944)
Akero Therapeutics, Inc. (a)	100	(4,048)
Akoya Biosciences, Inc. (a)	3,000	(4,170)
Aldeyra Therapeutics, Inc. (a)	1,200	(6,900)
Aligos Therapeutics, Inc. (a)	1,100	(9,075)
Allarity Therapeutics, Inc. (a)	1,500	(1,405)
Alumis, Inc. (a)	200	(1,228)
ANI Pharmaceuticals, Inc. (a)	100	(6,695)
Arbutus Biopharma Corp. (a)	1,500	(5,235)
Arcellx, Inc. (a)	100	(6,560)
Arcturus Therapeutics Holdings, Inc. (a)	800	(8,472)
ARS Pharmaceuticals, Inc. (a)	4,600	(57,868)
Astria Therapeutics, Inc. (a)	200	(1,068)
Atara Biotherapeutics, Inc. (a)	1,964	(11,666)
aTyr Pharma, Inc. (a)	600	(1,812)
Aurora Cannabis, Inc. (a)	1,600	(7,024)
Avadel Pharmaceuticals PLC (a)	11,400	(89,262)
Avantor, Inc. (a)	7,490	(121,413)
Avidity Biosciences, Inc. (a)	2,500	(73,800)
Avita Medical, Inc. (a)	400	(3,256)
Bicara Therapeutics, Inc. (a)	400	(5,212)
BioLife Solutions, Inc. (a)	2,900	(66,236)
Bionano Genomics, Inc. (a)	700	(1,953)
Bio-Techne Corp.	6,300	(369,369)
Bioxcel Therapeutics, Inc. (a)	18	(37)
Black Diamond Therapeutics, Inc. (a)	19,100	(29,605)
Bluebird Bio, Inc. (a)	200	(976)
Blueprint Medicines Corp. (a)	800	(70,808)
BrainStorm Cell Therapeutics, Inc. (a)	33	(42)
BriaCell Therapeutics Corp. (a)	400	(1,480)
Candel Therapeutics, Inc. (a)	5,300	(29,945)
Canopy Growth Corp. (a)	3,981	(3,623)
Capricor Therapeutics, Inc. (a)	6,500	(61,685)
Cardio Diagnostics Holdings, Inc. (a)	11,672	(3,852)
Cargo Therapeutics, Inc. (a)	300	(1,221)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Cartesian Therapeutics, Inc. (a)	60	$(791)
CASI Pharmaceuticals Holdings, Inc. (a)	447	(966)
Catalyst Pharmaceuticals, Inc. (a)	1,700	(41,225)
Celldex Therapeutics, Inc. (a)	300	(5,445)
Cellectar Biosciences, Inc. (a)	5,700	(1,797)
Centessa Pharmaceuticals PLC, ADR (a)	9,900	(142,362)
CG oncology, Inc. (a)	3,000	(73,470)
Checkpoint Therapeutics, Inc. (a)	7,500	(30,300)
Chimerix, Inc. (a)	1,000	(8,510)
Cibus, Inc. (a)	900	(1,683)
Cidara Therapeutics, Inc. (a)	1,455	(31,341)
Citius Pharmaceuticals, Inc. (a)	431	(642)
CNS Pharmaceuticals, Inc. (a)	991	(1,348)
Cogent Biosciences, Inc. (a)	1,400	(8,386)
Coherus Biosciences, Inc. (a)	2,800	(2,260)
Compass Therapeutics, Inc. (a)	700	(1,330)
Conduit Pharmaceuticals, Inc. (a)	117	(91)
CorMedix, Inc. (a)	2,400	(14,784)
Crinetics Pharmaceuticals, Inc. (a)	700	(23,478)
Cronos Group, Inc. (a)	600	(1,086)
CryoPort, Inc. (a)	200	(1,216)
Cue Biopharma, Inc. (a)	200	(182)
Cytek Biosciences, Inc. (a)	4,100	(16,441)
Cytokinetics, Inc. (a)	200	(8,038)
CytomX Therapeutics, Inc. (a)	100	(64)
Dyne Therapeutics, Inc. (a)	500	(5,230)
Edgewise Therapeutics, Inc. (a)	3,500	(77,000)
Elanco Animal Health, Inc. (a)	23,100	(242,550)
Eledon Pharmaceuticals, Inc. (a)	700	(2,373)
Enliven Therapeutics, Inc. (a)	300	(5,904)
Entrada Therapeutics, Inc. (a)	700	(6,328)
Exact Sciences Corp. (a)	28,300	(1,225,107)
Eyenovia, Inc. (a)	451	(496)
Fennec Pharmaceuticals, Inc. (a)	700	(4,263)
Fibrobiologics, Inc. (a)	3,100	(2,790)
Foghorn Therapeutics, Inc. (a)	900	(3,285)
Fortrea Holdings, Inc. (a)	3,600	(27,180)
Fortress Biotech, Inc. (a)	9,380	(14,633)
GeoVax Labs, Inc. (a)	3,800	(4,028)
Geron Corp. (a)	78,000	(124,020)
Gilead Sciences, Inc.	1,300	(145,665)
GRI Bio, Inc. (a)	135	(432)
GSK PLC, ADR (b)	17,419	(674,812)
Haleon PLC, ADR	35,500	(365,295)
Hepion Pharmaceuticals, Inc. (a)	100	(43)
ICON PLC, ADR (a)	6,100	(1,067,439)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Immunic, Inc. (a)	900	$(981)
ImmunityBio, Inc. (a)	898	(2,703)
ImmunoPrecise Antibodies Ltd. (a)	1,400	(527)
Immunovant, Inc. (a)	900	(15,381)
Imunon, Inc. (a)	100	(105)
Inhibikase Therapeutics, Inc. (a)	500	(1,095)
Inhibrx Biosciences, Inc. (a)	200	(2,798)
Inmune Bio, Inc. (a)	200	(1,562)
Invivyd, Inc. (a)	15,200	(9,201)
Iovance Biotherapeutics, Inc. (a)	11,700	(38,961)
iTeos Therapeutics, Inc. (a)	200	(1,194)
Iterum Therapeutics PLC (a)	13	(16)
Jaguar Health, Inc. (a)	219	(1,040)
Janux Therapeutics, Inc. (a)	2,900	(78,300)
Jasper Therapeutics, Inc. (a)	100	(430)
Johnson & Johnson (b)	816	(135,325)
KalVista Pharmaceuticals, Inc. (a)	2,200	(25,388)
Karyopharm Therapeutics, Inc. (a)	233	(871)
Kiniksa Pharmaceuticals International PLC (a)	200	(4,442)
Korro Bio, Inc. (a)	200	(3,482)
Krystal Biotech, Inc. (a)	2,100	(378,630)
Lexicon Pharmaceuticals, Inc. (a)	14,400	(6,636)
Lifecore Biomedical, Inc. (a)	200	(1,408)
Ligand Pharmaceuticals, Inc. (a)	100	(10,514)
Longeveron, Inc. (a)	300	(465)
Madrigal Pharmaceuticals, Inc. (a)	7,500	(2,484,225)
Matinas BioPharma Holdings, Inc. (a)	437	(227)
MaxCyte, Inc. (a)	300	(819)
Meiragtx Holdings PLC (a)	3,500	(23,730)
Metsera, Inc. (a)	300	(8,166)
Mettler-Toledo International, Inc. (a)	1,100	(1,299,001)
Mind Medicine MindMed, Inc. (a)	306	(1,790)
Mineralys Therapeutics, Inc. (a)	100	(1,588)
Mira Pharmaceuticals, Inc. (a)	100	(98)
Monte Rosa Therapeutics, Inc. (a)	500	(2,320)
Myriad Genetics, Inc. (a)	2,900	(25,723)
NeuBase Therapeutics, Inc. (a),(e)	49	(18)
Neurogene, Inc. (a)	200	(2,342)
Novartis AG, ADR	1,200	(133,776)
NRX Pharmaceuticals, Inc. (a)	111	(228)
Optinose, Inc. (a)	286	(2,623)
Opus Genetics, Inc. (a)	1,400	(1,375)
Organigram Holdings, Inc. (a)	10,775	(10,883)
Organon & Co.	1,900	(28,291)
Outlook Therapeutics, Inc. (a)	3,210	(3,916)
Palatin Technologies, Inc. (a)	3,805	(2,218)
PDS Biotechnology Corp. (a)	900	(1,071)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
PepGen, Inc. (a)	11,100	$(15,596)
Perrigo Co. PLC	200	(5,608)
Pfizer, Inc.	900	(22,806)
Praxis Precision Medicines, Inc. (a)	60	(2,272)
Precigen, Inc. (a)	10,500	(15,645)
Precision BioSciences, Inc. (a)	981	(4,679)
ProKidney Corp. (a)	500	(438)
Protagonist Therapeutics, Inc. (a)	5,100	(246,636)
Protara Therapeutics, Inc. (a)	1,100	(4,686)
Pyxis Oncology, Inc. (a)	1,200	(1,176)
Quantum-Si, Inc. (a)	3,600	(4,320)
Recursion Pharmaceuticals, Inc., Class A (a)	400	(2,116)
Regulus Therapeutics, Inc. (a)	500	(875)
Renovaro, Inc. (a)	3,200	(1,738)
Repligen Corp. (a)	100	(12,724)
REVOLUTION Medicines, Inc. (a)	2,945	(104,135)
Revvity, Inc.	2,000	(211,600)
Rhythm Pharmaceuticals, Inc. (a)	5,500	(291,335)
Roivant Sciences Ltd. (a)	137,600	(1,388,384)
Sagimet Biosciences, Inc. (a)	3,200	(10,432)
Sana Biotechnology, Inc. (a)	5,800	(9,744)
Scilex Holding Co. (a)	11,154	(2,772)
scPharmaceuticals, Inc. (a)	5,000	(13,150)
SCYNEXIS, Inc. (a)	3,600	(3,428)
Sera Prognostics, Inc. (a)	1,629	(5,995)
Seres Therapeutics, Inc. (a)	20,400	(14,282)
SNDL, Inc. (a)	35,140	(49,547)
Soleno Therapeutics, Inc. (a)	4,600	(328,670)
Solid Biosciences, Inc. (a)	2,627	(9,720)
Sotera Health Co. (a)	1,800	(20,988)
SpringWorks Therapeutics, Inc. (a)	7,600	(335,388)
Spyre Therapeutics, Inc. (a)	148	(2,388)
Standard BioTools, Inc. (a)	9,200	(9,936)
Structure Therapeutics, Inc., ADR (a)	8,200	(141,942)
Summit Therapeutics, Inc. (a)	79,700	(1,537,413)
Tarsus Pharmaceuticals, Inc. (a)	800	(41,096)
Taysha Gene Therapies, Inc. (a)	7,300	(10,147)
Tempest Therapeutics, Inc. (a)	1,759	(1,298)
Tevogen Bio Holdings, Inc. (a)	100	(108)
Tilray Brands, Inc. (a)	302,822	(199,106)
Tonix Pharmaceuticals Holding Corp. (a)	1,535	(27,438)
TransCode Therapeutics, Inc. (a)	2,678	(1,326)
TuHURA Biosciences, Inc. (a)	1,400	(4,522)
Vaxart, Inc. (a)	300	(122)
Vaxcyte, Inc. (a)	17,700	(668,352)
Vera Therapeutics, Inc. (a)	400	(9,608)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Veracyte, Inc. (a)	7,200	$(213,480)
Vericel Corp. (a)	1,000	(44,620)
Verrica Pharmaceuticals, Inc. (a)	600	(265)
Vertex Pharmaceuticals, Inc. (a)	4,400	(2,133,208)
Veru, Inc. (a)	28,824	(14,127)
Viking Therapeutics, Inc. (a)	13,000	(313,950)
Vincerx Pharma, Inc. (a)	410	(217)
Voyager Therapeutics, Inc. (a)	3,600	(12,168)
vTv Therapeutics, Inc. (a)	30	(520)
X4 Pharmaceuticals, Inc. (a)	46,200	(10,922)
Zevra Therapeutics, Inc. (a)	10,200	(76,398)
Zymeworks, Inc. (a)	3,700	(44,067)

		(18,961,026)

Real Estate — (0.8)%
Agree Realty Corp. (b)	3,830	(295,638)
Alexandria Real Estate Equities, Inc.	100	(9,251)
American Healthcare REIT, Inc.	7,300	(221,190)
American Homes 4 Rent, Class A	1,200	(45,372)
American Tower Corp.	2,400	(522,240)
Americold Realty Trust, Inc.	21,300	(457,098)
Apple Hospitality REIT, Inc.	9,300	(120,063)
Armada Hoffler Properties, Inc.	100	(751)
Ashford Hospitality Trust, Inc. (a)	1,020	(7,313)
AvalonBay Communities, Inc.	100	(21,462)
Braemar Hotels & Resorts, Inc.	4,000	(9,960)
Brixmor Property Group, Inc.	400	(10,620)
BXP, Inc.	6,100	(409,859)
Cousins Properties, Inc.	100	(2,950)
Crown Castle, Inc.	7,500	(781,725)
CubeSmart	300	(12,813)
DiamondRock Hospitality Co.	800	(6,176)
Digital Realty Trust, Inc. (b)	2,520	(361,091)
Douglas Emmett, Inc.	1,800	(28,800)
Equity Residential	3,600	(257,688)
Essential Properties Realty Trust, Inc. (b)	139	(4,537)
Essex Property Trust, Inc.	300	(91,971)
Extra Space Storage, Inc.	12,300	(1,826,427)
Federal Realty Investment Trust	100	(9,782)
Gaming and Leisure Properties, Inc. (b)	6,349	(323,164)
Healthpeak Properties, Inc. (b)	16,940	(342,527)
Host Hotels & Resorts, Inc. (b)	166,973	(2,372,686)
Innovative Industrial Properties, Inc.	2,400	(129,816)
Invitation Homes, Inc.	200	(6,970)
Iron Mountain, Inc. (b)	1,038	(89,310)
JBG SMITH Properties	2,200	(35,442)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Kimco Realty Corp.	800	$(16,992)
Kite Realty Group Trust	7,900	(176,723)
Macerich Co.	13,600	(233,512)
Millrose Properties, Inc. (a)	107	(2,837)
NexPoint Diversified Real Estate Trust	343	(1,314)
NNN REIT, Inc. (b)	7,601	(324,183)
Omega Healthcare Investors, Inc. (b)	1,672	(63,670)
Orion Properties, Inc.	300	(642)
Outfront Media, Inc.	32,596	(526,099)
Park Hotels & Resorts, Inc. (b)	5,853	(62,510)
Peakstone Realty Trust	1,500	(18,900)
Phillips Edison & Co., Inc.	3,200	(116,768)
PotlatchDeltic Corp.	21	(948)
Prologis, Inc.	11,600	(1,296,764)
Public Storage	4,500	(1,346,805)
Realty Income Corp. (b)	36,073	(2,092,595)
Regency Centers Corp.	5,600	(413,056)
Rexford Industrial Realty, Inc.	4,100	(160,515)
Ryman Hospitality Properties, Inc.	100	(9,144)
Sabra Health Care REIT, Inc. (b)	6,635	(115,913)
Simon Property Group, Inc.	3,000	(498,240)
SL Green Realty Corp.	6,351	(366,453)
Sun Communities, Inc.	1,100	(141,504)
Sunstone Hotel Investors, Inc.	26,800	(252,188)
Tanger, Inc.	1,100	(37,169)
UDR, Inc.	4,900	(221,333)
Urban Edge Properties	8,300	(157,700)
Ventas, Inc. (b)	2,929	(201,398)
VICI Properties, Inc. (b)	144,494	(4,713,394)
Vornado Realty Trust	20,300	(750,897)
Welltower, Inc. (b)	35,753	(5,477,717)
Weyerhaeuser Co.	30,400	(890,112)
WP Carey, Inc. (b)	10,540	(665,179)
Xenia Hotels & Resorts, Inc.	1,100	(12,936)

		(30,180,802)

Real Estate Management & Development — (0.1)%
Altisource Portfolio Solutions SA (a)	1,400	(953)
CBRE Group, Inc. (a)	20,200	(2,641,756)
Colliers International Group, Inc.	800	(97,040)
Compass, Inc. (a)	200	(1,746)
CoStar Group, Inc. (a)	4,119	(326,348)
Cushman & Wakefield PLC (a)	5,800	(59,276)
Jones Lang LaSalle, Inc. (a)	3,000	(743,730)
Kennedy-Wilson Holdings, Inc.	5,900	(51,212)
La Rosa Holdings Corp. (a)	300	(54)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Real Brokerage, Inc. (a)	400	$(1,624)
Safe & Green Development Corp. (a)	5	(7)

		(3,923,746)

Retailing — (0.5)%
Asbury Automotive Group, Inc. (a)	800	(176,672)
BARK, Inc. (a)	7,100	(9,869)
Barnes & Noble Education, Inc. (a)	4,035	(42,367)
Bath & Body Works, Inc.	7,000	(212,240)
Best Buy Co., Inc.	14,300	(1,052,623)
Boot Barn Holdings, Inc. (a)	6,600	(709,038)
Build-A-Bear Workshop, Inc.	200	(7,434)
Burlington Stores, Inc. (a)	8,900	(2,121,137)
ContextLogic, Inc. (a)	400	(2,792)
Dick’s Sporting Goods, Inc.	2,200	(443,432)
eBay, Inc.	12,200	(826,306)
Express, Inc. (a)	0	(3)
Foot Locker, Inc. (a)	700	(9,870)
Gap, Inc.	14,900	(307,089)
Genuine Parts Co.	2,200	(262,108)
Home Depot, Inc.	4,800	(1,759,152)
Lithia Motors, Inc.	1,400	(410,956)
LKQ Corp.	8,100	(344,574)
Lowe’s Cos., Inc. (b)	4,499	(1,049,302)
Macy’s, Inc.	1,600	(20,096)
Murphy USA, Inc.	300	(140,943)
National Vision Holdings, Inc. (a)	500	(6,390)
Nordstrom, Inc.	48,800	(1,193,160)
Ollie’s Bargain Outlet Holdings, Inc. (a)	700	(81,452)
OneWater Marine, Inc. (a)	900	(14,562)
Pool Corp.	5,100	(1,623,585)
Revolve Group, Inc. (a)	200	(4,298)
RH (a)	100	(23,441)
Ross Stores, Inc.	100	(12,779)
RumbleON, Inc. (a)	1,649	(4,650)
Sally Beauty Holdings, Inc. (a)	2,900	(26,187)
Savers Value Village, Inc. (a)	300	(2,070)
Signet Jewelers Ltd.	14,500	(841,870)
Tilly’s, Inc. (a)	200	(440)
Tractor Supply Co.	14,600	(804,460)
Ulta Beauty, Inc. (a)	10,700	(3,921,978)
Upbound Group, Inc.	400	(9,584)
Urban Outfitters, Inc. (a)	100	(5,240)
Williams-Sonoma, Inc. (b)	2,454	(387,977)

		(18,872,126)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — (0.4)%
ACM Research, Inc. (a)	1,500	$(35,010)
Aehr Test Systems (a)	500	(3,645)
Ambarella, Inc. (a)	200	(10,066)
Analog Devices, Inc.	200	(40,334)
ARM Holdings PLC, ADR (a)	31,400	(3,353,206)
Atomera, Inc. (a)	900	(3,600)
Axcelis Technologies, Inc. (a)	200	(9,934)
Canadian Solar, Inc. (a)	21,900	(189,435)
Entegris, Inc. (b)	3,366	(294,458)
First Solar, Inc. (a)	36,400	(4,602,052)
GCT Semiconductor Holding, Inc. (a)	3,200	(5,248)
GLOBALFOUNDRIES, Inc. (a)	400	(14,764)
Ichor Holdings Ltd. (a)	200	(4,522)
Kopin Corp. (a)	2,500	(2,330)
Lattice Semiconductor Corp. (a)	2,400	(125,880)
Micron Technology, Inc.	2,900	(251,981)
MKS Instruments, Inc.	2,300	(184,345)
Monolithic Power Systems, Inc.	2,100	(1,217,958)
Navitas Semiconductor Corp. (a)	18,200	(37,310)
Onto Innovation, Inc. (a)	300	(36,402)
Photronics, Inc. (a)	200	(4,152)
POET Technologies, Inc. (a)	700	(2,646)
QUALCOMM, Inc. (b)	770	(118,280)
Rigetti Computing, Inc. (a)	37,200	(294,624)
SiTime Corp. (a)	300	(45,861)
SkyWater Technology, Inc. (a)	100	(709)
Texas Instruments, Inc. (b)	9,676	(1,738,777)
Universal Display Corp.	100	(13,948)

		(12,641,477)

Software & Services — (0.9)%
Adeia, Inc.	1,000	(13,220)
Airship AI Holdings, Inc. (a)	360	(1,390)
ANSYS, Inc. (a)	3,000	(949,680)
Appfolio, Inc. (a)	400	(87,960)
Applied Digital Corp. (a)	31,500	(177,030)
AppLovin Corp., Class A (a)	4,100	(1,086,377)
ASGN, Inc. (a)	400	(25,208)
Auddia, Inc. (a)	23	(91)
Aurora Innovation, Inc. (a)	71,800	(482,855)
BigBear.ai Holdings, Inc. (a)	43,607	(124,716)
Bio-key International, Inc. (a)	9	(7)
Bit Digital, Inc. (a)	44,800	(90,496)
Bitdeer Technologies Group (a)	17,600	(155,408)
BlackBerry Ltd. (a)	100	(377)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
BlackLine, Inc. (a)	200	$(9,684)
Braze, Inc. (a)	6,300	(227,304)
C3.ai, Inc. (a)	5,300	(111,565)
CCC Intelligent Solutions Holdings, Inc. (a)	18,700	(168,861)
Cerence, Inc. (a)	6,100	(48,190)
Cipher Mining, Inc. (a)	2,400	(5,520)
CISO Global, Inc. (a)	3,000	(1,329)
Cleanspark, Inc. (a)	95,400	(641,088)
Confluent, Inc. (a)	16,000	(375,040)
Consensus Cloud Solutions, Inc. (a)	400	(9,232)
Crowdstrike Holdings, Inc. (a),(b)	1,213	(427,680)
CXApp, Inc. (a)	5,000	(4,499)
CYNGN, Inc. (a)	500	(2,265)
DatChat, Inc. (a)	1,200	(4,632)
Digimarc Corp. (a)	500	(6,410)
Docusign, Inc. (a)	1,700	(138,380)
Domo, Inc. (a)	1,000	(7,760)
E2open Parent Holdings, Inc. (a)	13,100	(26,200)
EverCommerce, Inc. (a)	900	(9,072)
Gartner, Inc. (a),(b)	63	(26,444)
Gen Digital, Inc.	2,600	(69,004)
Gitlab, Inc., Class A (a)	200	(9,400)
Globant SA (a)	6,400	(753,408)
Greenidge Generation Holdings, Inc. (a)	2,830	(2,077)
Hive Digital Technologies Ltd. (a)	5,400	(7,830)
HUT 8 Corp. (a)	28,500	(331,170)
I3 Verticals, Inc. (a)	100	(2,467)
International Business Machines Corp. (b)	6,117	(1,521,053)
Inuvo, Inc. (a)	800	(284)
Jamf Holding Corp. (a)	400	(4,860)
Kyndryl Holdings, Inc. (a)	12,100	(379,940)
Life360, Inc. (a)	200	(7,678)
Lightspeed Commerce, Inc. (a)	11,500	(100,625)
MARA Holdings, Inc. (a),(b)	135,451	(1,557,686)
Marin Software, Inc. (a)	33	(45)
MicroAlgo, Inc. (a)	3,002	(72,798)
MicroCloud Hologram, Inc. (a)	54,690	(45,032)
MicroStrategy, Inc. (a),(b)	13,515	(3,895,969)
nCino, Inc. (a)	6,300	(173,061)
NCR Voyix Corp. (a)	2,300	(22,425)
NextNav, Inc. (a)	1,200	(14,604)
Oracle Corp.	30,600	(4,278,186)
Phunware, Inc. (a)	6,852	(20,213)
Procore Technologies, Inc. (a)	19,000	(1,254,380)
PTC, Inc. (a)	100	(15,495)
Quantum Computing, Inc. (a)	18,774	(150,192)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
reAlpha Tech Corp. (a)	1,000	$(1,090)
Rekor Systems, Inc. (a)	31,900	(28,286)
Riot Platforms, Inc. (a)	119,000	(847,280)
Roadzen, Inc. (a)	600	(624)
SailPoint, Inc. (a),(b)	1,229	(23,044)
ServiceTitan, Inc. (a)	700	(66,577)
Shopify, Inc. (a)	104,692	(9,986,047)
Silvaco Group, Inc. (a)	400	(1,824)
Soluna Holdings, Inc. (a)	2,200	(1,404)
SoundHound AI, Inc., Class A (a)	70,700	(574,084)
Sphere 3D Corp. (a)	2,714	(1,082)
Sprinklr, Inc. (a)	800	(6,680)
Synopsys, Inc. (a)	4,800	(2,058,480)
Terawulf, Inc. (a)	34,000	(92,820)
Thumzup Media Corp. (a)	100	(404)
VeriSign, Inc. (a),(b)	106	(26,910)
XTI Aerospace, Inc. (a)	1,200	(1,308)

		(33,853,796)

Technology Hardware & Equipment — (0.4)%
908 Devices, Inc. (a)	2,800	(12,544)
ADTRAN Holdings, Inc. (a)	800	(6,976)
Aeva Technologies, Inc. (a)	260	(1,820)
AEye, Inc. (a)	5,570	(3,175)
Amphenol Corp., Class A	4,200	(275,478)
Arista Networks, Inc. (a),(b)	2,200	(170,456)
Belden, Inc.	300	(30,075)
Celestica, Inc. (a)	39,400	(3,105,114)
Clearfield, Inc. (a)	1,600	(47,552)
Cognex Corp.	300	(8,949)
Coherent Corp. (a)	16,400	(1,065,016)
Corsair Gaming, Inc. (a)	300	(2,658)
Dell Technologies, Inc.	6,200	(565,130)
Evolv Technologies Holdings, Inc. (a)	100	(312)
Flex Ltd. (a)	35,200	(1,164,416)
Harmonic, Inc. (a)	2,100	(20,139)
Hewlett Packard Enterprise Co.	2,800	(43,204)
HP, Inc.	2,400	(66,456)
Insight Enterprises, Inc. (a)	1,700	(254,983)
Jabil, Inc.	500	(68,035)
Keysight Technologies, Inc. (a)	200	(29,954)
Knowles Corp. (a)	100	(1,520)
LightPath Technologies, Inc., Class A (a)	1,400	(2,814)
Lightwave Logic, Inc. (a)	7,600	(7,790)
Lumentum Holdings, Inc. (a)	8,800	(548,592)
Mirion Technologies, Inc. (a)	21,400	(310,300)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
MultiSensor AI Holdings, Inc. (a)	1,005	$(935)
Neonode, Inc. (a)	1,800	(14,652)
NETGEAR, Inc. (a)	1,300	(31,798)
Novanta, Inc. (a)	1,100	(140,657)
Ondas Holdings, Inc. (a)	600	(642)
Ouster, Inc. (a)	9,470	(85,041)
PAR Technology Corp. (a)	100	(6,134)
Powerfleet, Inc. NJ (a)	8,400	(46,116)
Pure Storage, Inc. (a)	1,100	(48,697)
Red Cat Holdings, Inc. (a)	29,100	(171,108)
Sandisk Corp. (a)	2,100	(99,981)
Sanmina Corp. (a)	200	(15,236)
Seagate Technology Holdings PLC (b)	4,472	(379,896)
SmartRent, Inc. (a)	3,600	(4,356)
Super Micro Computer, Inc. (a)	201,700	(6,906,208)
Syntec Optics Holdings, Inc. (a)	9	(11)
TD SYNNEX Corp.	800	(83,168)
Trimble, Inc. (a)	6,800	(446,420)
Turtle Beach Corp. (a)	1,900	(27,113)
Ubiquiti, Inc.	600	(186,084)
Viavi Solutions, Inc. (a)	600	(6,714)
Vontier Corp.	1,900	(62,415)

		(16,576,840)

Telecommunication Services — (0.2)%
AST SpaceMobile, Inc. (a)	46,999	(1,068,757)
AT&T, Inc.	233,100	(6,592,068)
Cogent Communications Holdings, Inc.	900	(55,179)
Globalstar, Inc. (a)	2,147	(44,786)
Liberty Latin America Ltd. (a)	9,300	(57,753)
Shenandoah Telecommunications Co.	800	(10,056)
SurgePays, Inc. (a)	771	(1,596)
Telephone & Data Systems, Inc.	22,600	(875,524)
U.S. Cellular Corp. (a)	2,000	(138,300)
Verizon Communications, Inc. (b)	8,841	(401,028)

		(9,245,047)

Transportation — (0.2)%
Alaska Air Group, Inc. (a)	900	(44,298)
Allegiant Travel Co.	1,600	(82,640)
American Airlines Group, Inc. (a),(b)	10,752	(113,434)
Blade Air Mobility, Inc. (a)	5,300	(14,469)
Canadian Pacific Kansas City Ltd.	58,130	(4,081,307)
Delta Air Lines, Inc. (b)	2,240	(97,664)
FedEx Corp.	400	(97,512)
Freight Technologies, Inc. (a)	1	(1)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
GXO Logistics, Inc. (a)	3,100	$(121,148)
Hertz Global Holdings, Inc. (a)	21,500	(84,710)
Joby Aviation, Inc. (a)	161,700	(973,434)
Landstar System, Inc.	100	(15,020)
RXO, Inc. (a)	6,900	(131,790)
Saia, Inc. (a)	700	(244,601)
SkyWest, Inc. (a)	700	(61,159)
Surf Air Mobility, Inc. (a)	5,671	(15,142)
Uber Technologies, Inc. (a)	11,000	(801,460)
Union Pacific Corp.	100	(23,624)
United Airlines Holdings, Inc. (a),(b)	17,721	(1,223,635)
Volato Group, Inc. (a)	24	(42)
Wheels Up Experience, Inc. (a)	3,910	(3,949)
XPO, Inc. (a)	1,000	(107,580)

		(8,338,619)

Utilities — (0.1)%
Algonquin Power & Utilities Corp.	2,200	(11,308)
Altus Power, Inc. (a)	6,600	(32,670)
Brookfield Infrastructure Corp.	11,100	(401,709)
Brookfield Renewable Corp.	18,300	(510,936)
Cadiz, Inc. (a)	3,946	(11,562)
Constellation Energy Corp.	7,000	(1,411,410)
Montauk Renewables, Inc. (a)	900	(1,881)
NextEra Energy, Inc.	4,200	(297,738)
NRG Energy, Inc.	4,300	(410,478)
Oklo, Inc. (a)	47,200	(1,020,936)
PPL Corp.	2,700	(97,497)
Southwest Gas Holdings, Inc.	3,400	(244,120)
UGI Corp.	2,100	(69,447)

		(4,521,692)

Total North America		(554,173,257)

Oceania — (0.1)%
Consumer Durables & Apparel — 0.0%
Heidmar Maritime Holdings Corp. (a)	3	(9)

Energy — 0.0%
Woodside Energy Group Ltd., ADR	100	(1,449)

Materials — (0.1)%
BHP Group Ltd., ADR	32,000	(1,553,280)
MAC Copper Ltd. (a)	100	(954)
Rio Tinto PLC, ADR	6,200	(372,496)

		(1,926,730)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	$(35)
Mesoblast Ltd., ADR (a)	200	(2,496)

		(2,531)

Software & Services — 0.0%
IREN Ltd. (a)	41,400	(252,126)
Mawson Infrastructure Group, Inc. (a)	66	(33)

		(252,159)

Utilities — 0.0%
VivoPower International PLC (a)	2,500	(10,000)

Total Oceania		(2,192,878)

South America — 0.0%
Banks — 0.0%
Grupo Supervielle SA, ADR	192	(2,508)
NU Holdings Ltd., Class A (a)	7,000	(71,680)

		(74,188)

Consumer Services — 0.0%
Despegar.com Corp. (a)	3,400	(63,886)

Diversified Financials — 0.0%
Pagseguro Digital Ltd., Class A (a)	6,400	(48,832)
StoneCo Ltd. (a)	35,000	(366,800)

		(415,632)

Energy — 0.0%
Ecopetrol SA, ADR	600	(6,264)
Petroleo Brasileiro SA, ADR	32,100	(460,314)

		(466,578)

Health Care Equipment & Services — 0.0%
Establishment Labs Holdings, Inc. (a)	300	(12,242)

Materials — 0.0%
Bioceres Crop Solutions Corp. (a)	1,300	(5,935)
Cia Siderurgica Nacional SA, ADR	600	(1,002)
ERO Copper Corp. (a)	2,800	(33,936)
Sigma Lithium Corp. (a)	23,300	(242,320)
Sociedad Quimica y Minera de Chile SA, ADR	8,900	(353,597)
Vale SA, ADR	28,400	(283,432)

		(920,222)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Shares	Value
Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,100	$(19,646)
Enel Chile SA, ADR	1,500	(4,905)

		(24,551)

Total South America		(1,977,299)

TOTAL COMMON STOCK (PROCEEDS $643,288,590)		(627,194,946)

PREFERRED STOCK — 0.0%
Europe — 0.0%
Automobiles & Components — 0.0%
Dr. Ing hc F Porsche AG, Preference Shares (b),(d)	302	(15,125)

TOTAL PREFERRED STOCK (PROCEEDS $18,379)		(15,125)

	Principal Amount
CORPORATE BONDS AND NOTES — (0.6)%
Africa — (0.1)%
Chemicals — (0.1)%
Sasol Financing USA LLC, 4.38%, 09/18/26 (b)	$3,582,000	(3,459,201)

Total Africa		(3,459,201)

Middle East — (0.2)%
Construction Materials — (0.2)%
Sisecam U.K. PLC, 8.63%, 05/02/32 (b),(c)	5,163,000	(5,168,535)

Total Middle East		(5,168,535)

North America — 0.0%
Telecommunications — 0.0%
America Movil SAB de CV, 6.38%, 03/01/35 (b)	794,000	(856,538)

Total North America		(856,538)

South America — (0.3)%
Iron/Steel — (0.1)%
Vale Overseas Ltd., 6.13%, 06/12/33 (b)	2,342,000	(2,395,063)
Vale Overseas Ltd., 6.88%, 11/10/39 (b)	499,000	(542,387)

		(2,937,450)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value
Mining — (0.2)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(c)	$8,070,000	$(8,383,466)

Total South America		(11,320,916)

TOTAL CORPORATE BONDS AND NOTES (PROCEEDS $20,678,954)		(20,805,190)

	Shares

EXCHANGE-TRADED FUNDS — (0.4)%
Energy Select Sector SPDR Fund (b)	19,615	(1,833,022)
Industrial Select Sector SPDR Fund (b)	10,077	(1,320,792)
Invesco QQQ Trust	200	(93,784)
iShares Expanded Tech-Software Sector ETF (a),(b)	291	(25,896)
iShares MSCI EAFE ETF	12,285	(1,004,053)
iShares MSCI Taiwan ETF (b)	265	(12,582)
Materials Select Sector SPDR Fund (b)	9,955	(855,931)
ProShares Bitcoin ETF (b)	9,889	(181,166)
SPDR S&P 500 ETF Trust	10,590	(5,923,940)
SPDR S&P Oil & Gas Exploration & Production ETF (b)	2,651	(349,163)
SPDR S&P Regional Banking ETF (b)	1,324	(75,269)
Vanguard Real Estate ETF (b)	1,621	(146,765)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $11,992,485)		(11,822,363)

	Principal Amount

MORTGAGE BACKED SECURITIES — (16.3)%
North America — (16.3)%
U.S. Government Sponsored Agency Securities — (16.3)%
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 5.00%, 05/12/72 (b),(n)	$4,400,000	(4,308,906)
TBA, 30 Year Maturity, 5.00%, 04/11/73 (b),(n)	94,600,000	(92,623,049)
TBA, 30 Year Maturity, 6.00%, 05/11/74 (n)	502,000,000	(509,039,546)

Total North America		(605,971,501)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $605,532,585)		(605,971,501)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Security Description	Principal Amount	Value

SOVEREIGN DEBT — (0.6)%
Bahrain Government International Bonds,
5.45%, 09/16/32 (b),(c)	$4,035,000	$(3,757,453)
5.88%, 06/05/32 (b),(c)	4,432,000	(4,444,853)
Hungary Government International Bonds, 6.75%, 09/25/52 (b),(c)	1,780,000	(1,824,500)
Saudi Government International Bonds, 5.38%, 01/13/31 (b),(c)	11,751,000	(12,037,724)

TOTAL SOVEREIGN DEBT (PROCEEDS $22,006,722)		(22,064,530)

U.S. TREASURY OBLIGATIONS — (0.1)%
U.S. Treasury Inflation-Indexed Notes 2.13%, 01/15/35	1,409,240	(1,446,496)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $1,408,718)		(1,446,496)

	Shares

WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(e)	1,340	0
Pulse Biosciences, Inc. (a),(e)	68	0

TOTAL WARRANTS (PROCEEDS $0)		0

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(e)	92	(29)
Catalyst Biosciences, Inc. (a),(e)	4,600	0
Sesen Bio (a),(e)	25,568	0
Novusterra, Inc. (a),(e)	383	0

TOTAL RIGHTS (PROCEEDS $541)		(29)

TOTAL SECURITIES SOLD SHORT — (34.8)% (PROCEEDS $1,304,926,974)		(1,289,320,180)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(d)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(e)	Security is valued using significant unobservable inputs.
(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2025.

(g)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2025. Maturity date presented is the ultimate maturity.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(i)	Non-interest bearing bond.
(j)	All or a portion of the security represents an unsettled loan commitment at March 31, 2025 where the rate will be determined at time of settlement.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	Security is perpetual in nature and has no stated maturity.
(m)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(n)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd. and Kirkoswald Global Ltd., 1/2/2019, 7/1/2021, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $391,664,172 and represents 10.6% of Net Assets.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at March 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	50.00 USD	12/15/25	(225)	(11,250)	$(319,315)	$(58,499)	$260,816
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	60.00 USD	12/15/25	(1,725)	(103,500)	(565,435)	(134,550)	430,885
CALIFORNIA CARBON ALLOWANCE VINTAGE JUN25	40.00 USD	06/16/25	(475)	(19,000)	(170,611)	(48,925)	121,686

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT JUN 25	105.00 USD	05/15/25	(125)	(13,125)	$(37,054)	$(5,000)	$32,054
CRUDE OIL FUT SEP 25	100.00 USD	08/15/25	(100)	(10,000)	(32,703)	(28,000)	4,703
DJ EURO STOXX 50 APR 25	5,700.00 EUR	04/17/25	(851)	(4,850,700)	(143,061)	(10,122)	132,939
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(50)	(400)	(85,500)	(37,550)	47,950
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(50)	(400)	(85,500)	(51,650)	33,850
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(50)	(400)	(85,500)	(121,800)	(36,300)
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(50)	(400)	(85,500)	(255,100)	(169,600)
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(50)	(400)	(85,500)	(233,050)	(147,550)
NAT GAS EURO OPT JUL25	6.00 USD	07/01/25	(20)	(120)	(45,994)	(24,320)	21,674
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(50)	(400)	(85,500)	(46,400)	39,100
NAT GAS EURO OPT JUN25	5.50 USD	05/27/25	(20)	(110)	(21,342)	(15,480)	5,862
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(50)	(400)	(85,500)	(39,850)	45,650
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(50)	(400)	(85,500)	(178,750)	(93,250)
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(50)	(400)	(85,500)	(35,400)	50,100
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(50)	(400)	(85,500)	(86,500)	(1,000)
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(50)	(400)	(85,500)	(60,400)	25,100
NAT GAS EURO OPT SEP25	5.50 USD	08/26/25	(63)	(347)	(188,980)	(207,585)	(18,605)
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(50)	(400)	(85,500)	(53,700)	31,800
SILVER JUL25	35.50 USD	06/25/25	(49)	(1,739)	(268,668)	(407,925)	(139,257)
SOYBEAN OIL DEC 25	65.00 USD	11/21/25	(105)	(6,825)	(27,971)	(33,075)	(5,104)

					$(2,847,134)	$(2,173,631)	$673,503

Exchange-Traded Put Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	35.00 USD	12/15/25	(1,445)	(50,575)	$(6,447,715)	$(8,865,075)	$(2,417,360)
CRUDE OIL OPT JUL 25	60.00 USD	05/27/25	(67)	(4,020)	(52,912)	(13,400)	39,512
CRUDE OIL OPT OCT 25	60.00 USD	08/26/25	(210)	(12,600)	(281,060)	(249,900)	31,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
DJ EURO STOXX 50 APR 25	5,200.00 EUR	04/17/25	(596)	(3,099,200)	$(461,853)	$(456,918)	$4,935
DJ EURO STOXX 50 APR 25	5,275.00 EUR	04/17/25	(298)	(1,571,950)	(229,629)	(332,216)	(102,587)
E-MINI S&P 500 INDEX	5,640.00 USD	04/17/25	(85)	(479,400)	(397,208)	(400,563)	(3,355)
E-MINI S&P 500 INDEX	5,000.00 USD	06/20/25	(105)	(525,000)	(177,778)	(236,250)	(58,472)
NAT GAS EURO FUT JUL25	35.00 EUR	06/26/25	(160)	(5,600)	(85,908)	(210,325)	(124,417)
NAT GAS EURO FUT MAY25	35.00 EUR	04/25/25	(84)	(2,940)	(22,406)	(33,451)	(11,045)
NAT GAS EURO OPT NOV25	3.20 USD	10/28/25	(300)	(960)	(227,124)	(289,800)	(62,676)
NAT GAS EURO OPT OCT25	3.75 USD	09/25/25	(200)	(750)	(451,416)	(509,200)	(57,784)
NAT GAS EURO OPT SEP25	3.75 USD	08/26/25	(513)	(1,924)	(1,361,882)	(1,102,950)	258,932
S&P 500 INDEX	4,950.00 USD	04/17/25	(1,660)	(8,217,000)	(3,232,195)	(966,120)	2,266,075
S&P 500 INDEX	5,460.00 USD	04/17/25	(85)	(464,100)	(758,155)	(389,130)	369,025
SGX IRON ORE APR 25	85.00 USD	04/30/25	(104)	(8,840)	(28,626)	0	28,626
SGX IRON ORE AUG 25	85.00 USD	08/29/25	(164)	(13,940)	(40,549)	(16,236)	24,313
SGX IRON ORE JUL 25	85.00 USD	07/31/25	(164)	(13,940)	(40,549)	(9,840)	30,709
SGX IRON ORE JUN 25	85.00 USD	06/30/25	(104)	(8,840)	(28,626)	(2,704)	25,922
SGX IRON ORE MAY 25	85.00 USD	05/30/25	(104)	(8,840)	(28,626)	(416)	28,210
SGX IRON ORE SEP 25	85.00 USD	09/30/25	(164)	(13,940)	(40,590)	(23,616)	16,974

					$(14,394,807)	$(14,108,110)	$286,697

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
VSTOXX	Bank of America N.A.	32.00 EUR	04/16/25	(170,200)	(5,446,400)	$(107,058)	$(92,019)	$15,039
XAG USD FX OPTION CALL 45 12/29/25	J.P. Morgan Securities LLC	45.00 USD	12/29/25	(200,000)	(9,000,000)	(240,000)	(131,410)	108,590
XAG USD FX OPTION CALL 45 6/18/25	J.P. Morgan Securities LLC	45.00 USD	06/18/25	(100,000)	(4,500,000)	(73,000)	(5,643)	67,357

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
XAU USD FX OPTION CALL 3250 6/18/25	J.P. Morgan Securities LLC	3,250.00 USD	06/18/25	(1,550)	(5,037,500)	$(27,900)	$(62,189)	$(34,289)

						$(447,958)	$(291,261)	$156,697

OTC Put Options Written
CDX IG43 CREDIT SWAPTION PUT 82.5 5/21/2025	Bank of America N.A.	82.50 USD	05/21/25	(7,169,811,320)	(591,509,433,900)	$(2,115,095)	$(3,318,579)	$(1,203,484)
EUR HUF FX OPTION PUT 395 5/8/25	JP Morgan Chase Bank N.A.	395.00 EUR	05/08/25	(63,825,000)	(25,210,875,000)	(144,184)	(101,734)	42,450
EUR USD FX OPTION PUT 1.045 4/4/25	JP Morgan Chase Bank N.A.	1.05 EUR	04/04/25	(42,550,000)	(44,464,750)	(42,784)	(748)	42,036
USD JPY FX OPTION PUT 132 9/25/25	Bank Of America Merrill Lynch	132.00 USD	09/25/25	(2,000,000)	(264,000,000)	(6,730)	(8,075)	(1,345)
VSTOXX	Bank of America N.A.	14.00 EUR	04/16/25	(170,200)	(2,382,800)	(22,303)	(4,600)	17,703

						$(2,331,096)	$(3,433,736)	$(1,102,640)

Total Options Written Outstanding						$(20,020,995)	$(20,006,738)	$14,257

Reverse Repurchase Agreements Outstanding at March 31, 2025

Counterparty	Interest Rate	Trade Rate	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets Limited	4.61%	1/14/2025	4/16/2030	$3,966,746	$4,005,351
Citigroup Global Markets Limited	4.61%	1/14/2025	5/7/2029	10,007,388	10,104,782

Total Reverse Repurchase Agreements Outstanding				$13,974,134	$14,110,133

Future Contracts Outstanding at March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
3 Month Eurodollar	609	LIFFE	148,963,373 EUR	06/16/25	$(2,134)
3 Month Eurodollar	167	LIFFE	40,894,550 EUR	12/15/25	37,913

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
3 Month Eurodollar	59	LIFFE	14,437,877 EUR	06/15/26	$21,704
3 Month Eurodollar	561	LIFFE	137,337,575 EUR	09/14/26	63,080
3 Month Eurodollar	28	LIFFE	6,856,150 EUR	12/14/26	(3,785)
3 Month Eurodollar	324	LIFFE	79,154,187 EUR	03/15/27	86,517
3 Month SOFR	1,790	CME	429,296,297 USD	09/17/25	(54,297)
3 Month SOFR	773	CME	186,355,304 USD	06/17/26	121,284
3 Month SOFR	1,240	CME	298,950,646 USD	06/16/27	338,854
Aluminium	54	LME	3,638,243 USD	04/16/25	(241,441)
Australian 10-Year Bond	246	SFE	27,573,465 AUD	06/16/25	87,982
Australian Dollar Currency	79	CME	4,967,100 USD	06/16/25	(26,835)
Brazilian Real Currency	219	CME	3,801,862 USD	04/30/25	10,928
Brent Crude	50	ICE	132,000 USD	04/25/25	(108,000)
Brent Crude	82	ICE	170,150 USD	04/25/25	(166,870)
Brent Crude	50	ICE	47,500 USD	04/25/25	(46,500)
Brent Crude	286	ICE	20,386,340 USD	04/30/25	997,880
Brent Crude	187	ICE	13,522,335 USD	05/30/25	310,055
Brent Crude	20	NYMEX	1,417,370 USD	07/31/25	34,630
Brent Crude	210	ICE	516,600 USD	08/26/25	(60,900)
Brent Crude	1	NYMEX	68,820 USD	08/29/25	3,220
Brent Crude	36	ICE	2,537,357 USD	08/29/25	56,083
British Pound Currency	222	GBX	17,969,221 USD	06/16/25	(55,209)
CAC40 Index	82	MAT	6,658,952 EUR	04/17/25	(281,227)
California Carbon Allowance Vintage DEC25	3,900	ICE	132,984,604 USD	12/24/25	(12,903,604)
Canadian 10-Year Bond	715	MOE	88,798,570 CAD	06/19/25	(21,764)
Carbon Emission	105	ICE	398,000 EUR	06/25/25	567,628
Cattle	110	CME	8,473,908 USD	06/30/25	486,692
Cattle	721	CME	56,834,525 USD	08/29/25	852,685
CBOE Volatility Index	114	CBOE	2,469,696 USD	04/16/25	(93,537)
CBOE Volatility Index	317	CBOE	6,670,349 USD	05/21/25	(175,906)
CBOE Volatility Index	272	CBOE	5,743,120 USD	06/18/25	(197,040)
CBOE Volatility Index	21	CBOE	422,849 USD	07/16/25	9,786
CBOE Volatility Index	75	CBOE	1,479,829 USD	08/20/25	61,361
Cocoa	38	NYBOT	3,244,815 USD	05/14/25	(242,055)
Coffee ‘C’	23	NYBOT	3,463,466 USD	05/19/25	(188,122)
Coffee ‘C’	232	NYBOT	34,220,047 USD	07/21/25	(1,560,247)
Copper	17	LME	4,096,575 USD	04/16/25	17,098
Copper	41	COMEX	4,836,086 USD	05/28/25	323,764
Copper	51	LME	12,807,937 USD	06/18/25	(431,130)
Copper	211	COMEX	27,222,481 USD	07/29/25	(420,206)
Copper	33	LME	7,868,331 USD	12/17/25	142,377
Corn	2,149	CBT	49,312,400 USD	05/14/25	(180,888)
Cotton No.2	624	NYBOT	21,185,210 USD	05/07/25	(334,250)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
DAX Index	18	EUREX	10,554,710 EUR	06/20/25	$(524,982)
DJIA mini E-CBOT	84	CBT	17,713,894 USD	06/20/25	34,886
E-Mini Russell Index	430	ICE	45,508,595 USD	06/20/25	(1,925,945)
E-Mini S&P 500 Index	168	CME	47,896,692 USD	06/20/25	(409,393)
Euro FX	4	CME	548,281 USD	06/16/25	(5,181)
Euro Stoxx 50	122	EUREX	6,556,662 EUR	06/20/25	(244,463)
Euro-BTP	564	EUREX	60,644,260 EUR	06/06/25	(21,518)
Euro-Bund	24	EUREX	3,173,890 EUR	06/06/25	(88,634)
FTSE 100 Index	129	LIFFE	11,239,884 GBP	06/20/25	(201,776)
FTSE China A50 Index	35	SING	470,574 USD	04/29/25	(3,884)
FTSE/MIB Index	34	MIL	6,566,750 EUR	06/20/25	(237,854)
Gas Oil	72	ICE	4,870,375 USD	04/10/25	68,825
Gas Oil	105	ICE	7,000,475 USD	05/12/25	160,525
Gas Oil	10	ICE	188,000 USD	05/30/25	(16,739)
Gas Oil	269	ICE	17,897,347 USD	06/12/25	307,228
Gas Oil	53	ICE	3,472,331 USD	07/10/25	93,244
Gasoline RBOB	647	NYMEX	60,462,803 USD	04/30/25	1,784,679
Gasoline RBOB	116	ICE	10,757,725 USD	05/29/25	352,871
Gasoline RBOB	19	NYMEX	1,713,424 USD	05/30/25	106,415
Gasoline RBOB	37	NYMEX	3,304,909 USD	06/30/25	206,199
Gasoline RBOB	154	NYMEX	13,773,867 USD	07/31/25	639,425
Gold	157	COMEX	47,383,030 USD	06/26/25	2,076,680
Henry Hub	713	ICE	6,577,903 USD	12/29/25	3,129,592
Henry Hub	644	ICE	5,941,331 USD	02/01/26	2,222,979
Henry Hub	713	ICE	6,577,903 USD	03/01/26	1,386,307
Henry Hub	690	ICE	6,365,712 USD	04/01/26	539,463
Henry Hub	713	ICE	6,577,903 USD	05/01/26	539,620
Henry Hub	690	ICE	6,365,712 USD	06/01/26	689,538
Henry Hub	713	ICE	6,577,903 USD	07/01/26	928,205
Henry Hub	713	ICE	6,577,903 USD	08/01/26	1,003,070
Henry Hub	690	ICE	6,365,712 USD	09/01/26	915,513
Henry Hub	713	ICE	6,577,903 USD	10/01/26	1,042,285
Henry Hub	690	ICE	6,365,712 USD	11/01/26	1,274,313
Henry Hub	713	ICE	6,577,903 USD	12/01/26	1,924,622
Henry Hub	30	ICE	282,600 USD	12/29/26	94,650
Henry Hub	24	ICE	226,080 USD	01/27/27	48,900
Henry Hub	61	ICE	564,570 USD	02/24/27	26,368
Henry Hub	58	ICE	505,900 USD	03/29/27	(17,250)
Henry Hub	30	ICE	282,600 USD	04/28/27	(30,150)
Henry Hub	28	ICE	263,760 USD	05/26/27	(19,810)
Henry Hub	30	ICE	282,600 USD	06/28/27	(11,400)
Henry Hub	30	ICE	282,600 USD	07/28/27	(8,025)
Henry Hub	28	ICE	263,760 USD	08/27/27	(9,870)
Henry Hub	61	ICE	555,495 USD	09/28/27	6,468

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	28	ICE	263,760 USD	10/27/27	$5,390
Henry Hub	30	ICE	282,600 USD	11/26/27	36,375
Henry Hub	16	ICE	140,000 USD	12/27/29	28,920
Henry Hub	16	ICE	140,000 USD	01/29/30	18,000
Henry Hub	16	ICE	140,000 USD	02/26/30	(7,400)
Henry Hub	16	ICE	140,000 USD	03/27/30	(27,400)
Henry Hub	16	ICE	140,000 USD	04/26/30	(26,720)
Henry Hub	16	ICE	140,000 USD	05/29/30	(21,480)
Henry Hub	16	ICE	140,000 USD	06/26/30	(15,880)
Henry Hub	16	ICE	140,000 USD	07/29/30	(13,840)
Henry Hub	16	ICE	140,000 USD	08/28/30	(16,000)
Henry Hub	16	ICE	140,000 USD	09/26/30	(13,760)
Henry Hub	16	ICE	140,000 USD	10/29/30	(4,520)
Henry Hub	16	ICE	140,000 USD	11/26/30	12,560
HKG Hang Seng Index	76	HFE	89,574,700 HKD	04/29/25	(200,361)
ICE 3 Month Sonia	470	ICE	112,797,732 GBP	12/16/25	(57,782)
ICE 3 Month Sonia	313	ICE	75,222,475 GBP	09/15/26	24,301
ICE 3 Month Sonia	170	ICE	40,846,646 GBP	12/15/26	27,584
ICE 3 Month Sonia	480	ICE	115,298,410 GBP	06/15/27	89,893
Japan Yen Currency	38	CME	3,211,362 USD	06/16/25	(19,838)
Japanese 10-Year Bond	34	OSE	4,693,800,000 JPY	06/20/25	78,672
Lean Hogs	354	CME	14,033,256 USD	07/17/25	(464,436)
Mexican Peso Currency	379	CME	9,296,000 USD	06/16/25	(118,515)
NASDAQ 100 E-Mini	24	CME	9,625,845 USD	06/20/25	(294,885)
Natural Gas	57	NYMEX	2,420,800 USD	04/28/25	(72,970)
Natural Gas	20	NYMEX	673,234 USD	05/01/25	150,566
Natural Gas	177	NYMEX	7,563,753 USD	05/28/25	(28,863)
Natural Gas	28	NYMEX	919,648 USD	06/01/25	272,312
Natural Gas	61	NYMEX	2,731,330 USD	06/26/25	(2,190)
Natural Gas	28	NYMEX	919,648 USD	07/01/25	333,072
Natural Gas	95	NYMEX	4,280,619 USD	07/29/25	37,131
Natural Gas	28	NYMEX	919,648 USD	08/01/25	352,952
Natural Gas	191	NYMEX	8,345,571 USD	08/27/25	257,069
Natural Gas	28	NYMEX	919,648 USD	09/01/25	341,472
Natural Gas	373	NYMEX	17,114,405 USD	09/26/25	(183,935)
Natural Gas	60	ICE	316,253 EUR	09/26/25	(159,793)
Natural Gas	28	NYMEX	919,648 USD	10/01/25	351,272
Natural Gas	49	NYMEX	2,345,500 USD	10/29/25	(8,200)
Natural Gas	32	NYMEX	971,555 USD	11/01/25	554,845
Natural Gas	17	NYMEX	883,250 USD	11/25/25	(440)
Natural Gas	32	NYMEX	971,555 USD	12/01/25	690,205
Natural Gas	34	NYMEX	1,882,370 USD	12/29/25	(30,730)
Natural Gas	722	NYMEX	32,099,478 USD	02/25/26	159,482
Natural Gas	92	NYMEX	3,680,951 USD	03/27/26	1,809

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	60	ICE	1,663,200 EUR	03/30/26	$(144,434)
Natural Gas	37	NYMEX	1,462,380 USD	04/28/26	15,030
Natural Gas	60	ICE	1,718,640 EUR	04/29/26	(210,454)
Natural Gas	60	ICE	1,663,200 EUR	05/28/26	(222,817)
Natural Gas	60	ICE	1,718,640 EUR	06/29/26	(228,555)
Natural Gas	60	ICE	1,718,640 EUR	07/30/26	(227,638)
Natural Gas	60	ICE	1,663,200 EUR	08/27/26	(210,952)
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	681,507
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	440,127
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	57,807
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(214,893)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(217,053)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(152,793)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(82,053)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	(57,753)
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	(76,113)
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	(44,793)
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	41,607
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	261,927
New Zealand Dollar	25	ICE	1,428,750 USD	06/16/25	(7,000)
Nikkei Index	16	OSE	587,510,000 JPY	06/13/25	(113,008)
NY Harbor ULSD	113	NYMEX	10,433,862 USD	04/30/25	384,170
OMXS30 Index	227	SOM	60,272,885 SEK	04/16/25	(405,801)
S&P ASX Share Price Index 200	53	SFE	10,464,850 AUD	06/19/25	(17,386)
S&P TSX 60 Index	31	MOE	9,148,778 CAD	06/19/25	94,744
Silver	41	COMEX	6,843,939 USD	05/28/25	251,316
Silver	65	COMEX	10,989,586 USD	07/29/25	363,964
Silver	35	COMEX	5,836,070 USD	12/29/25	394,280
Soybean	1,338	CBT	68,466,380 USD	05/14/25	(579,605)
Soybean	934	CBT	28,310,084 USD	05/14/25	(971,904)
Soybean	32	CBT	1,603,131 USD	11/14/25	27,669
Soybean Oil	338	CBT	8,461,897 USD	05/14/25	641,795
Sugar	63	NYBOT	1,411,433 USD	04/30/25	(80,671)
Sugar	424	NYBOT	9,271,476 USD	06/30/25	(414,964)
TOPIX	115	OSE	3,027,249,000 JPY	06/13/25	227,022
U.S. Treasury 10-Year Note	770	CBT	85,299,469 USD	06/18/25	338,969
U.S. Treasury 2-Year Note	896	CBT	185,434,133 USD	06/30/25	191,868
U.S. Treasury 5-Year Note	457	CBT	49,073,727 USD	06/30/25	353,680
U.S. Treasury Long Bond	28	CBT	3,297,875 USD	06/18/25	(14,000)
U.S. Treasury Ultra 10-Year Bond	196	CBT	22,167,031 USD	06/18/25	201,469
U.S. Treasury Ultra Bond	30	CBT	3,668,398 USD	06/18/25	(898)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
VSTOXX	4,255	EUREX	314,870 EUR	04/16/25	$(6,901)
VSTOXX	1,276	EUREX	95,700 EUR	04/16/25	(34,493)
VSTOXX	3,404	EUREX	25,530 EUR	04/16/25	(18,404)
VSTOXX	2,553	EUREX	222,111 EUR	05/21/25	(5,521)
VSTOXX	1,277	EUREX	89,390 EUR	05/21/25	6,904
VSTOXX	2,553	EUREX	478,688 EUR	05/21/25	(193,239)
VSTOXX	2,553	EUREX	76,590 EUR	05/21/25	(55,211)
Wheat	1,064	CBT	28,576,800 USD	05/14/25	(8,400)
WTI Crude	4	NYMEX	264,890 USD	04/22/25	21,030
WTI Crude	174	NYMEX	11,998,560 USD	05/20/25	346,740
WTI Crude	5	NYMEX	343,133 USD	07/22/25	5,117
WTI Crude	138	NYMEX	9,329,640 USD	08/20/25	190,980
WTI Crude	222	NYMEX	14,873,373 USD	09/22/25	309,207
WTI Crude	409	NYMEX	27,142,840 USD	11/20/25	431,940
WTI Crude	5	NYMEX	317,150 USD	11/20/26	7,400
Zinc	43	LME	3,127,736 USD	04/14/25	(73,081)

					$7,892,995

Short Futures
1 Year Mid-Curve 3 Month Eurodollar Option	384	EUREX	44,941,200 EUR	06/06/25	$(313,750)
3 Month Eurodollar	1,906	LIFFE	466,653,705 EUR	09/15/25	(213,200)
3 Month Eurodollar	117	LIFFE	28,628,675 EUR	03/16/26	(53,511)
3 Month SOFR	82	CME	19,697,475 USD	09/17/25	33,875
3 Month SOFR	1,107	CME	266,122,620 USD	12/17/25	(83,205)
3 Month SOFR	1,264	CME	304,384,433 USD	03/18/26	(160,567)
3 Month SOFR	54	CME	12,996,487 USD	06/17/26	(30,338)
3 Month SOFR	350	CME	84,389,450 USD	09/16/26	(96,175)
3 Month SOFR	254	CME	61,252,792 USD	12/16/26	(72,333)
3 Month SOFR	143	CME	34,512,631 USD	03/17/27	(9,356)
3 Month SOFR	30	CME	7,227,600 USD	06/16/27	(13,275)
3 Month SOFR	14	CME	3,375,850 USD	09/15/27	(2,175)
3 Month SOFR	37	CME	8,927,987 USD	12/15/27	3,125
3 Month SOFR	40	CME	9,643,062 USD	03/15/28	(1,938)
3 Month SOFR	37	CME	8,912,550 USD	06/20/28	(5,838)
3 Month SOFR	35	CME	8,426,075 USD	09/19/28	(7,175)
3 Month SOFR	36	CME	8,672,887 USD	12/20/28	1,388
3 Month SOFR	19	CME	4,573,162 USD	03/21/29	(2,038)
3 Month SOFR	16	CME	3,845,637 USD	06/18/29	(5,763)
3 Month SOFR	8	CME	1,918,962 USD	09/18/29	(6,038)
3 Month SOFR	9	CME	2,159,300 USD	12/18/29	(5,425)
3 Month SOFR	2	CME	478,525 USD	03/20/30	(2,350)
Aluminium	83	LME	5,312,991 USD	04/16/25	91,980
Australian Dollar Currency	278	CME	17,526,198 USD	06/16/25	141,468

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Brent Crude	50	ICE	22,000 USD	04/25/25	$20,000
Brent Crude	50	ICE	41,000 USD	04/25/25	38,000
Brent Crude	62	ICE	4,472,629 USD	04/30/25	(163,111)
Brent Crude	58	NYMEX	4,080,230 USD	04/30/25	(256,430)
Brent Crude	1	NYMEX	70,040 USD	05/30/25	(3,930)
Brent Crude	63	ICE	54,810 USD	06/25/25	(15,750)
Brent Crude	17	ICE	1,185,450 USD	06/30/25	(59,800)
Brent Crude	39	ICE	2,708,257 USD	07/31/25	(123,143)
Brent Crude	177	ICE	12,237,140 USD	08/29/25	(513,940)
Brent Crude	43	ICE	3,002,447 USD	09/30/25	(74,203)
Brent Crude	106	NYMEX	7,551,130 USD	10/31/25	10,290
Brent Crude	72	ICE	5,183,840 USD	10/31/25	61,760
Canadian Dollar Currency	568	CME	39,648,691 USD	06/17/25	(14,749)
Carbon Emission	105	ICE	235,750 EUR	06/25/25	(353,071)
Cattle	683	CME	54,555,703 USD	06/30/25	(1,081,477)
CBOE Volatility Index	63	CBOE	1,315,948 USD	09/17/25	15,464
Cocoa	42	NYBOT	3,532,666 USD	07/16/25	219,706
Coffee ‘C’	208	NYBOT	31,442,720 USD	05/19/25	1,822,220
Copper	184	COMEX	23,617,044 USD	05/28/25	460,644
Copper	51	LME	12,490,612 USD	06/18/25	113,805
Copper	29	LME	6,998,375 USD	12/17/25	(41,339)
Corn	2,163	CBT	50,387,336 USD	07/14/25	286,849
Corn	25	CBT	575,875 USD	12/12/25	23,375
Cotton No.2	174	NYBOT	5,886,220 USD	05/07/25	72,010
Cotton No.2	722	NYBOT	24,980,448 USD	07/09/25	436,058
E-Mini Russell Index	1	ICE	103,050 USD	06/20/25	1,695
E-Mini S&P 500 Index	112	CME	31,550,862 USD	06/20/25	(107,338)
E-Mini S&P Mid Cap 400 Index	9	CME	2,653,901 USD	06/20/25	9,161
Euro FX	44	CME	6,008,785 USD	06/16/25	34,685
Euro OAT	55	EUREX	6,796,922 EUR	06/06/25	52,953
Euro Stoxx 50	868	EUREX	45,806,693 EUR	06/20/25	828,463
Euro Stoxx 600	3	EUREX	81,060 EUR	06/20/25	4,850
Euro-BTP	70	EUREX	8,132,094 EUR	06/06/25	(101,973)
Euro-Bund	231	EUREX	29,892,025 EUR	06/06/25	143,051
Euro-Buxl	75	EUREX	9,070,377 EUR	06/06/25	136,111
Euro-Schatz	887	EUREX	94,709,120 EUR	06/06/25	(172,970)
FTSE 100 Index	18	LIFFE	1,562,270 GBP	06/20/25	20,294
FTSE Taiwan Index	47	SING	3,514,850 USD	04/29/25	247,880
Gas Oil	226	ICE	15,085,230 USD	05/12/25	(327,970)
Gas Oil	11	ICE	713,063 USD	08/12/25	(24,763)
Gasoline RBOB	34	NYMEX	3,046,621 USD	04/30/25	(224,499)
Gasoline RBOB	200	NYMEX	18,235,644 USD	05/30/25	(920,556)
Gasoline RBOB	170	NYMEX	14,989,934 USD	08/29/25	(615,964)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Gasoline RBOB	6	NYMEX	482,278 USD	11/28/25	$(6,703)
Globex Natural Gas	5	NYMEX	174,200 USD	04/25/25	(31,750)
Globex Natural Gas	13	NYMEX	511,700 USD	05/27/25	(41,710)
Globex Natural Gas	13	NYMEX	515,510 USD	06/25/25	(66,110)
Globex Natural Gas	13	NYMEX	516,170 USD	07/28/25	(74,680)
Globex Natural Gas	13	NYMEX	517,370 USD	09/25/25	(72,700)
Globex Natural Gas	13	NYMEX	515,240 USD	09/25/25	(70,280)
Globex Natural Gas	12	NYMEX	484,700 USD	10/28/25	(87,700)
Henry Hub	58	NYMEX	583,700 USD	04/28/25	(13,555)
Henry Hub	155	ICE	1,721,221 USD	04/28/25	125,108
Henry Hub	58	NYMEX	583,700 USD	05/28/25	(33,565)
Henry Hub	150	ICE	1,665,697 USD	05/28/25	69,323
Henry Hub	155	ICE	1,721,221 USD	06/26/25	(12,454)
Henry Hub	58	NYMEX	583,700 USD	07/01/25	(65,030)
Henry Hub	155	ICE	1,721,221 USD	07/29/25	(39,967)
Henry Hub	58	NYMEX	583,700 USD	08/01/25	(75,325)
Henry Hub	150	ICE	1,665,697 USD	08/27/25	(23,303)
Henry Hub	58	NYMEX	583,700 USD	09/01/25	(69,380)
Henry Hub	93	ICE	955,110 USD	09/26/25	(100,207)
Henry Hub	58	NYMEX	583,700 USD	10/01/25	(74,455)
Henry Hub	150	ICE	1,657,646 USD	10/29/25	(131,104)
Henry Hub	58	NYMEX	583,700 USD	11/01/25	(107,950)
Henry Hub	155	ICE	1,712,901 USD	11/25/25	(299,386)
Henry Hub	58	NYMEX	583,700 USD	12/01/25	(169,285)
Henry Hub	30	NYMEX	279,750 USD	12/26/25	(128,700)
Henry Hub	30	NYMEX	279,750 USD	01/27/26	(100,575)
Henry Hub	30	NYMEX	279,750 USD	02/24/26	(55,350)
Henry Hub	30	NYMEX	279,750 USD	03/26/26	(20,475)
Henry Hub	30	NYMEX	279,750 USD	04/27/26	(19,725)
Henry Hub	30	NYMEX	279,750 USD	05/26/26	(27,000)
Henry Hub	30	NYMEX	279,750 USD	06/25/26	(36,075)
Henry Hub	30	NYMEX	279,750 USD	07/28/26	(39,225)
Henry Hub	30	NYMEX	279,750 USD	08/26/26	(36,825)
Henry Hub	30	NYMEX	279,750 USD	09/25/26	(40,875)
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(52,425)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(78,000)
Henry Hub	10	ICE	96,500 USD	12/29/26	(29,250)
Henry Hub	10	ICE	96,500 USD	01/27/27	(18,075)
Henry Hub	10	ICE	96,500 USD	02/24/27	(375)
Henry Hub	10	ICE	96,500 USD	03/29/27	12,250
Henry Hub	10	ICE	96,500 USD	04/28/27	12,350
Henry Hub	10	ICE	96,500 USD	05/26/27	9,375
Henry Hub	10	ICE	96,500 USD	06/28/27	6,100
Henry Hub	10	ICE	96,500 USD	07/28/27	4,975

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	10	ICE	96,500 USD	08/27/27	$5,825
Henry Hub	10	ICE	96,500 USD	09/28/27	4,375
Henry Hub	10	ICE	96,500 USD	10/27/27	375
Henry Hub	10	ICE	96,500 USD	11/26/27	(9,825)
ICE 3 Month Sonia	891	ICE	213,984,619 GBP	03/17/26	(218)
ICE 3 Month Sonia	640	ICE	153,790,147 GBP	06/16/26	(12,728)
ICE 3 Month Sonia	140	ICE	33,641,288 GBP	03/16/27	(16,744)
Japan Yen Currency	47	CME	3,950,361 USD	06/16/25	2,949
Japanese 10-Year Bond	45	OSE	6,206,400,000 JPY	06/20/25	(144,010)
Lean Hogs	408	CME	15,890,910 USD	06/17/25	342,030
Long Gilt	167	LIFFE	15,359,092 GBP	06/26/25	60,534
Mexican Peso Currency	20	CME	494,795 USD	06/16/25	10,495
NASDAQ 100 E-Mini	55	CME	21,908,773 USD	06/20/25	525,323
Natural Gas	28	NYMEX	273,860 USD	04/28/25	(14,470)
Natural Gas	417	NYMEX	17,057,961 USD	04/28/25	(118,269)
Natural Gas	30	ICE	978,658 EUR	04/29/25	76,740
Natural Gas	28	NYMEX	273,860 USD	05/28/25	(24,130)
Natural Gas	166	NYMEX	6,720,380 USD	05/28/25	(346,240)
Natural Gas	28	NYMEX	273,860 USD	06/26/25	(39,320)
Natural Gas	312	NYMEX	14,031,603 USD	06/26/25	72,723
Natural Gas	28	NYMEX	273,860 USD	07/29/25	(44,290)
Natural Gas	28	NYMEX	273,860 USD	08/27/25	(41,420)
Natural Gas	28	NYMEX	273,860 USD	09/26/25	(43,870)
Natural Gas	189	NYMEX	8,614,770 USD	09/26/25	36,060
Natural Gas	60	ICE	1,984,680 EUR	09/29/25	133,547
Natural Gas	28	NYMEX	273,860 USD	10/29/25	(60,040)
Natural Gas	69	NYMEX	3,322,491 USD	10/29/25	31,191
Natural Gas	60	ICE	1,918,080 EUR	10/30/25	147,470
Natural Gas	13	NYMEX	538,400 USD	11/24/25	(136,690)
Natural Gas	28	NYMEX	273,860 USD	11/25/25	(89,650)
Natural Gas	208	NYMEX	10,824,821 USD	11/25/25	23,381
Natural Gas	60	ICE	1,982,016 EUR	11/27/25	160,543
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(42,180)
Natural Gas	33	NYMEX	1,795,833 USD	12/29/25	(1,347)
Natural Gas	60	ICE	1,982,016 EUR	12/30/25	161,750
Natural Gas	138	NYMEX	5,035,763 USD	01/01/26	(2,479,717)
Natural Gas	3	NYMEX	121,200 USD	01/27/26	(30,930)
Natural Gas	77	NYMEX	3,910,166 USD	01/28/26	5,496
Natural Gas	60	ICE	1,790,208 EUR	01/29/26	158,697
Natural Gas	138	NYMEX	5,035,763 USD	02/01/26	(1,962,217)
Natural Gas	3	NYMEX	121,200 USD	02/24/26	(12,840)
Natural Gas	60	ICE	1,979,352 EUR	02/26/26	232,538
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	(1,130,077)
Natural Gas	3	NYMEX	121,200 USD	03/26/26	1,110

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	68	NYMEX	2,733,870 USD	03/27/26	$11,830
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	(488,377)
Natural Gas	3	NYMEX	121,200 USD	04/27/26	1,410
Natural Gas	43	NYMEX	1,866,412 USD	04/28/26	149,422
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	(474,577)
Natural Gas	3	NYMEX	121,200 USD	05/26/26	(1,500)
Natural Gas	33	NYMEX	1,382,177 USD	05/27/26	32,477
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	(608,437)
Natural Gas	3	NYMEX	121,200 USD	06/25/26	(5,130)
Natural Gas	38	NYMEX	1,678,092 USD	06/26/26	77,912
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	(775,417)
Natural Gas	3	NYMEX	121,200 USD	07/28/26	(6,390)
Natural Gas	38	NYMEX	1,680,292 USD	07/29/26	64,152
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(833,377)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	(5,430)
Natural Gas	38	NYMEX	1,674,142 USD	08/27/26	70,162
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	(789,217)
Natural Gas	3	NYMEX	121,200 USD	09/25/26	(7,050)
Natural Gas	39	NYMEX	1,456,330 USD	09/28/26	(210,920)
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(863,737)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	(11,670)
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	10,972
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(1,076,257)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(21,900)
Natural Gas	40	NYMEX	1,767,642 USD	11/25/26	(140,358)
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,546,837)
Natural Gas	45	NYMEX	2,010,300 USD	12/29/26	(253,200)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	(58,090)
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	317,150
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	584,800
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	586,920
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	523,850
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	454,420
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	430,570
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	448,590
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	417,850
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	333,050
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	116,810
New Zealand Dollar	59	ICE	3,375,891 USD	06/16/25	20,562
Nikkei Index	5	OSE	180,150,000 JPY	06/13/25	12,334
NY Harbor ULSD	90	NYMEX	8,207,657 USD	05/30/25	(331,741)
NY Harbor ULSD	16	NYMEX	1,520,363 USD	06/30/25	5,137
NY Harbor ULSD	35	NYMEX	3,163,641 USD	07/31/25	(150,180)
NY Harbor ULSD	2	NYMEX	196,560 USD	11/28/25	6,686

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Palladium	12	NYMEX	1,113,000 USD	06/26/25	$(87,840)
Platinum	10	NYMEX	493,475 USD	07/29/25	(20,275)
S&P ASX Share Price Index 200	1	SFE	197,525 AUD	06/19/25	375
Soybean	108	CBT	5,488,450 USD	05/14/25	8,800
Soybean	158	CBT	4,967,520 USD	05/14/25	342,860
Soybean	1,010	CBT	31,223,621 USD	07/14/25	984,221
Soybean	1,270	CBT	65,803,653 USD	07/14/25	509,778
Soybean Oil	38	CBT	950,812 USD	05/14/25	(72,680)
Soybean Oil	349	CBT	8,834,886 USD	07/14/25	(669,780)
Sugar	229	NYBOT	5,057,957 USD	04/30/25	220,744
Swiss Franc Currency	100	CME	14,303,118 USD	06/16/25	44,368
U.S. Treasury 10-Year Note	1,228	CBT	136,214,615 USD	06/18/25	(362,010)
U.S. Treasury 2-Year Note	721	CBT	149,046,845 USD	06/30/25	(324,077)
U.S. Treasury 5-Year Note	673	CBT	72,451,611 USD	06/30/25	(337,546)
U.S. Treasury Long Bond	148	CBT	17,186,559 USD	06/18/25	(171,066)
U.S. Treasury Ultra Bond	112	CBT	13,666,115 USD	06/18/25	(25,885)
VSTOXX	185	EUREX	334,671 EUR	04/16/25	(58,206)
VSTOXX	1,275	EUREX	26,775 EUR	05/21/25	25,505
VSTOXX	93	EUREX	178,881 EUR	06/18/25	(14,737)
Wheat	1,231	CBT	34,048,973 USD	07/14/25	165,698
WTI Crude	190	NYMEX	13,057,344 USD	04/22/25	(523,856)
WTI Crude	201	ICE	13,477,100 USD	05/19/25	(783,850)
WTI Crude	527	NYMEX	36,570,840 USD	05/20/25	(819,810)
WTI Crude	18	NYMEX	1,199,335 USD	06/20/25	(66,425)
Zinc	64	LME	4,571,275 USD	04/14/25	24,811

					$(13,662,013)

Total Futures Contracts Outstanding					$(5,769,018)

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2025

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	8,815,400,000	USD	2,082,001	State Street Bank and Trust Company	04/30/25	$18,082
HKD	7,331,000	USD	943,281	State Street Bank and Trust Company	04/30/25	(386)
IDR	5,196,300,000	USD	318,605	State Street Bank and Trust Company	04/30/25	(6,993)
PHP	19,900,000	USD	339,243	State Street Bank and Trust Company	04/30/25	7,988

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	300,000	USD	221,951	State Street Bank and Trust Company	04/30/25	$1,689
SGD	1,237,500	USD	924,183	State Street Bank and Trust Company	04/30/25	(1,671)
USD	147,937	IDR	2,424,900,000	State Street Bank and Trust Company	04/30/25	2,521
USD	381,761	PEN	1,430,000	State Street Bank and Trust Company	04/30/25	(7,177)
USD	284,760	PHP	16,300,000	State Street Bank and Trust Company	04/30/25	345
USD	319,914	PHP	18,700,000	State Street Bank and Trust Company	04/30/25	(6,378)
USD	301,258	SGD	400,000	State Street Bank and Trust Company	04/30/25	3,072
USD	2,143,869	THB	71,900,000	State Street Bank and Trust Company	04/30/25	20,400
USD	7,438,265	TWD	242,800,000	State Street Bank and Trust Company	04/30/25	123,307
BRL	19,600,000	USD	3,370,598	State Street Bank and Trust Company	04/02/25	64,112
BRL	3,000,000	USD	527,120	State Street Bank and Trust Company	04/02/25	(1,399)
BRL	22,600,000	USD	3,901,934	State Street Bank and Trust Company	05/05/25	34,438
CNH	288,918,329	USD	39,997,000	JP Morgan Chase Bank N.A.	04/09/25	(209,992)
CNH	1,100,000	USD	152,478	State Street Bank and Trust Company	04/30/25	(791)
CZK	5,300,000	USD	221,585	State Street Bank and Trust Company	04/30/25	8,154
EUR	4,348,610	TRY	180,054,197	JP Morgan Chase Bank N.A.	05/27/25	296,430
EUR	380,000	USD	410,314	Morgan Stanley Capital Services LLC	04/16/25	887
EUR	2,820,000	USD	3,080,047	Morgan Stanley Capital Services LLC	04/16/25	(28,504)
EUR	196,000	USD	207,426	Citibank N.A.	05/27/25	5,153
HUF	171,400,000	USD	437,726	State Street Bank and Trust Company	04/30/25	21,762
ILS	800,000	USD	223,020	State Street Bank and Trust Company	04/30/25	(7,723)
INR	179,600,000	USD	2,061,761	State Street Bank and Trust Company	04/30/25	35,058
MXN	4,400,000	USD	211,034	State Street Bank and Trust Company	04/30/25	3,149

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	53,686,566	USD	4,749,546	State Street Bank and Trust Company	04/30/25	$353,470
NOK	1	USD	0	State Street Bank and Trust Company	07/31/25	0
PLN	800,000	USD	200,639	State Street Bank and Trust Company	04/30/25	5,708
SEK	58,200,000	USD	5,589,768	State Street Bank and Trust Company	04/30/25	210,070
TRY	194,410,950	EUR	4,680,500	JP Morgan Chase Bank N.A.	05/23/25	(280,517)
TRY	67,500,000	USD	1,744,961	State Street Bank and Trust Company	04/30/25	(33,818)
TRY	105,694,200	USD	2,553,000	JP Morgan Chase Bank N.A.	07/10/25	(80,793)
TRY	12,000,000	USD	293,112	State Street Bank and Trust Company	07/31/25	(18,343)
USD	2,285,346	AUD	3,641,000	State Street Bank and Trust Company	04/24/25	9,863
USD	3,923,611	BRL	22,600,000	State Street Bank and Trust Company	04/02/25	(36,820)
USD	3,950,193	CHF	3,535,000	State Street Bank and Trust Company	04/30/25	(58,914)
USD	840,437	CLP	828,700,000	State Street Bank and Trust Company	04/30/25	(32,217)
USD	20,460,293	CNH	148,658,925	JP Morgan Chase Bank N.A.	04/07/25	(8,601)
USD	14,133,287	CNH	102,318,000	State Street Bank and Trust Company	04/30/25	23,898
USD	329,260	CNH	2,400,000	State Street Bank and Trust Company	04/30/25	(1,694)
USD	1,242,083	CZK	29,900,000	State Street Bank and Trust Company	04/30/25	(53,990)
USD	25,698,777	EUR	23,550,000	Morgan Stanley Capital Services LLC	04/16/25	215,149
USD	831,252	EUR	770,000	Morgan Stanley Capital Services LLC	04/16/25	(1,971)
USD	4,612,266	EUR	4,410,000	State Street Bank and Trust Company	04/24/25	(161,907)
USD	1,051,310	EUR	1,000,000	Citibank N.A.	05/23/25	(33,032)
USD	206,757	EUR	196,000	Citibank N.A.	05/27/25	(5,822)
USD	631,923	EUR	584,000	Citibank N.A.	06/09/25	(1,952)
USD	33,302,279	GBP	26,963,000	State Street Bank and Trust Company	04/24/25	(1,525,435)
USD	593,645	GBP	481,000	Citibank N.A.	05/06/25	(27,645)
USD	88,854	GBP	70,000	Citibank N.A.	06/05/25	(1,563)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,150,308	ILS	7,785,000	State Street Bank and Trust Company	04/30/25	$55,199
USD	699,262	INR	60,600,000	State Street Bank and Trust Company	04/30/25	(8,239)
USD	282,100	JPY	41,767,726	Bank Of America Merrill Lynch	08/28/25	(831)
USD	263,250	JPY	38,853,068	Bank Of America Merrill Lynch	09/29/25	(794)
USD	3,851,286	KRW	5,531,500,000	State Street Bank and Trust Company	04/30/25	93,106
USD	2,180,791	NOK	23,400,001	State Street Bank and Trust Company	04/30/25	(43,426)
USD	494,307	PLN	2,000,000	State Street Bank and Trust Company	04/30/25	(21,561)
USD	3,790,722	SEK	41,509,723	State Street Bank and Trust Company	04/30/25	(345,871)
USD	2,553,000	TRY	105,745,260	JP Morgan Chase Bank N.A.	07/10/25	79,599
ZAR	13,600,000	USD	720,191	State Street Bank and Trust Company	04/30/25	19,923

Total Forward Foreign Currency Exchange Contacts Outstanding						$(1,344,238)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	1.00	3M	7/12/29	Bank of America Securities, Inc.	125,000 USD	$(1,530)	$(1,436)	$(94)
Mexico Government International Bonds	1.00	3M	1/14/30	Bank of America Securities, Inc.	1,000,000 USD	10,458	14,183	(3,725)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	12,000,000 USD	(262,097)	(225,519)	(36,578)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	7,000,000 USD	(152,890)	(131,552)	(21,338)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	1,500,000 USD	(32,762)	(29,826)	(2,936)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	2,600,000USD	(56,788)	(51,698)	(5,090)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(495,609)	$(425,848)	$(69,761)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43	5.00%	3M	1/14/2030	Bank of America Securities, Inc.	100,000 USD	$(5,470)	$(7,431)	$1,961
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	6,000,000 USD	163,400	175,800	(12,400)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	12,000,000 USD	326,800	351,600	(24,800)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	100,500,000 USD	2,736,953	2,939,625	(202,672)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	170,500,000 USD	4,643,289	4,987,125	(343,836)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	5,500,000 USD	149,784	155,650	(5,866)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	9,500,000 USD	258,717	268,850	(10,133)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	4,100,000 USD	111,657	119,310	(7,653)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	6,900,000 USD	187,910	200,790	(12,880)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	22,100,000 USD	601,857	574,157	27,700
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	81,700	5,083	76,617
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	5,300,000 USD	144,337	8,981	135,356
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	7,900,000 USD	215,144	229,890	(14,746)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	13,600,000 USD	370,374	395,760	(25,386)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	15,700,000 USD	427,564	491,410	(63,846)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	5,300,000 USD	144,337	165,890	(21,553)
CDX.EM.42	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	3,900,000 USD	106,210	97,305	8,905
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	45,100,000 EUR	(3,735,700)	(4,145,731)	410,031

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$6,928,863	$7,014,064	$(85,201)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Morgan Stanley Capital Services LLC	NR	71,238,000 USD	$1,403,190	$(185,751)	$1,588,941
CDX.NA.IG.43	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	NR	18,462,000 USD	353,932	5,315,873	(4,961,941)
iTraxx Europe Main Series 43	1.00%	3M	7/12/2030	Bank of America Securities, Inc.	NR	63,100,000 EUR	1,225,817	1,276,206	(50,389)
CDX.NA.IG.44	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	NR	217,600,000 USD	3,984,345	4,012,441	(28,096)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	NR	4,300,000 EUR	356,175	337,427	18,748
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	NR	4,500,000 EUR	372,742	356,742	16,000
iTraxx Europe Xover Series 43	5.00%	3M	7/12/2030	Bank of America Securities, Inc.	NR	20,000,000 EUR	1,656,630	1,655,735	895

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$9,352,831	$12,768,673	$(3,415,842)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	13,000,000	USD	$(345,568)	$(333,749)	$(11,819)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	7,000,000	USD	(186,075)	(179,711)	(6,364)
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	25,700,000	USD	53,723	(166,410)	220,133
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	15,000,000	USD	31,355	(97,127)	128,482
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	23,700,000	USD	(406,444)	(411,704)	5,260
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	13,800,000	USD	(236,663)	(239,726)	3,063
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	2,200,000	USD	(39,524)	(37,174)	(2,350)
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000	USD	(68,268)	(64,210)	(4,058)
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	6,700,000	USD	(123,753)	(115,160)	(8,593)
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	11,400,000	USD	(210,564)	(195,944)	(14,620)
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	2,900,000	USD	6,062	(19,180)	25,242
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	4,900,000	USD	10,243	(32,407)	42,650
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	3,600,000	USD	(63,121)	(60,307)	(2,814)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	2,200,000	USD	$(38,574)	$(36,854)	$(1,720)
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	8,500,000	USD	(144,979)	(143,459)	(1,520)
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	4,800,000	USD	(81,871)	(81,013)	(858)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,900,000	USD	50,679	82,827	(32,148)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,100,000	USD	29,340	47,503	(18,163)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000	USD	89,872	26,877	62,995
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,300,000	USD	155,404	46,476	108,928
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,300,000	USD	88,021	82,887	5,134
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000	USD	89,872	29,986	59,886
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,200,000	USD	153,532	51,226	102,306
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	2,000,000	USD	53,346	48,248	5,098
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	3,400,000	USD	63,659	29,854	33,805
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	5,800,000	USD	108,595	50,928	57,667
Saudi Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	5,500,000	USD	(80,446)	(90,929)	10,483
Saudi Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	3,300,000	USD	(48,268)	(54,558)	6,290
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	4,215,000	USD	(20,346)	(15,733)	(4,613)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	7,206,000	USD	(34,784)	(26,898)	(7,886)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Goldman Sachs International	11,800,000	USD	193,954	179,194	14,760
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Barclays Bank PLC	2,100,000	USD	171,224	154,374	16,850
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Barclays Bank PLC	3,600,000	USD	293,527	264,640	28,887
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	600,000	USD	48,921	44,465	4,456
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	1,100,000	USD	89,689	81,519	8,170
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	18,500,000	USD	1,060,565	1,086,495	(25,930)
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	10,800,000	USD	619,141	634,279	(15,138)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$1,331,476	$539,525	$791,951

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	1,300,000	USD	$(105,996)	$(492,153)	$386,157
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	3,400,000	USD	(277,220)	(495,269)	218,049
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	2,700,000	USD	(220,145)	(282,115)	61,970
Saudi Government International Bonds	1.00%	3M	12/20/2029	JP Morgan Chase & Co.	6,200,000	USD	90,685	110,015	(19,330)
Saudi Government International Bonds	1.00%	3M	12/20/2029	JP Morgan Chase Bank N.A.	10,400,000	USD	152,117	184,542	(32,425)
Oman Government International Bond	1.00%	3M	06/20/2030	Barclays Bank PLC	230,000	USD	(1,593)	(954)	(639)
Brazil Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	1,000,000	USD	(39,127)	(39,070)	(57)
Philippines Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	340,000	USD	3,783	4,133	(350)
Indonesia Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	890,000	USD	2,124	4,564	(2,440)
Republic of Peru	1.00%	3M	06/20/2030	Barclays Bank PLC	340,000	USD	1,641	1,517	124
Chile Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	670,000	USD	12,673	12,660	13
Morocco Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	230,000	USD	(2,048)	(1,060)	(988)
China Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	1,000,000	USD	22,136	24,073	(1,937)
Dominican Republic International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	230,000	USD	(10,441)	(9,037)	(1,404)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	1,000,000	USD	(16,437)	(14,703)	(1,734)
Bahrain Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	230,000	USD	(10,212)	(9,841)	(371)
Republic of South Africa	1.00%	3M	06/20/2030	Barclays Bank PLC	1,000,000	USD	(57,328)	(51,891)	(5,437)
Panama Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	230,000	USD	(12,260)	(9,942)	(2,318)
Colombia Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	780,000	USD	(44,192)	(39,466)	(4,726)
Saudi Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	550,000	USD	7,513	7,902	(389)
Turkiye Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	1,000,000	USD	(94,175)	(85,809)	(8,366)
Colombia Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	10,700,000	USD	(606,225)	(571,821)	(34,404)
Colombia Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	6,200,000	USD	(351,271)	(331,336)	(19,935)
Republic of South Africa	1.00%	3M	06/20/2030	Bank of America N.A.	2,800,000	USD	(160,518)	(162,662)	2,144
Republic of South Africa	1.00%	3M	06/20/2030	Bank of America N.A.	1,600,000	USD	(91,725)	(92,949)	1,224

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)							$(1,808,241)	$(2,340,672)	$532,431

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Citibank N.A.	55,576,000	USD	$(928,871)	$(1,065,233)	$136,362
CDX.NA.HY.37	5.00%	3M	12/20/2026	Morgan Stanley Capital Services LLC	34,700,000	USD	(2,476,562)	(3,156,856)	680,294
CDX.NA.IG.41	1.00%	3M	12/20/2028	Morgan Stanley Capital Services LLC	15,662,000	USD	(261,767)	(300,484)	38,717
CDX.NA.IG.41	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	18,462,000	USD	(354,244)	(304,972)	(49,272)

Total OTC Credit Default Swaps on Index (Buy Protection)							$(4,021,444)	$(4,827,545)	$806,101

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000 USD	$(6,528)	$(3,377)	$(3,151)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	5,052,000 USD	(977,646)	(207,050)	(770,596)
CDX.NA.HY.39	5.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	NR	34,700,000 USD	3,769,727	4,471,222	(701,495)

Total OTC Credit Default Swaps on Index (Sell Protection)							$2,785,553	$4,260,795	$(1,475,242)

[1]	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Variance/Volatility Swaps (Buy Contracts) — Outstanding at March 31, 2025

Reference Obligation	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - SX5E (14.8% - 2025-06-20)	6/20/25	JP Morgan Chase Bank N.A.	14,375 EUR	$737,744	$—	$737,744
S&P 500 Index	6/20/25	Morgan Stanley & Co. International PLC	10,131 USD	(28,265)	—	(28,265)
S&P 500 Index	6/20/25	JP Morgan Chase Bank N.A.	4,014 USD	(17,860)	—	(17,860)
S&P 500 Index	6/20/25	JP Morgan Chase Bank N.A.	4,014 USD	(13,292)	—	(13,292)
Variance Swap - UKX (9% - 2025-04-18)	4/17/25	JP Morgan Chase Bank N.A.	945 GBP	(2,922)	—	(2,922)
S&P 500 Index	9/19/25	JP Morgan Chase Bank N.A.	2,017 USD	94	—	94
Variance Swap - SX5E (20.9% - 2025-04-17)	4/17/25	JP Morgan Chase Bank N.A.	509 EUR	(57,879)	—	(57,879)
Variance Swap - SX5E (20.9% - 2025-04-17)	4/17/25	JP Morgan Chase Bank N.A.	509 EUR	(47,104)	—	(47,104)
Variance Swap - SX5E (20.6% - 2025-04-17)	4/25/25	Citibank N.A.	1,033 EUR	(131,421)	—	(131,421)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Reference Obligation	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	4/17/25	Morgan Stanley Capital Services LLC	941 USD	$(117,728)	$—	$(117,728)
S&P 500 Index	4/17/25	Morgan Stanley Capital Services LLC	467 USD	(62,449)	—	(62,449)
S&P 500 Index	4/17/25	Morgan Stanley Capital Services LLC	1,108 USD	(12,466)	—	(12,466)

Total Variance/Volatility Swaps (Buy Contracts)				$246,452	$—	$246,452

Variance/Volatility Swaps (Sell Contracts) — Outstanding at March 31, 2025

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	6/20/2025	JP Morgan Chase Bank N.A.	(2,145)	USD	$177,118	$—	$177,118
Variance Swap - SX5E (18.75% - 2025- 06-20)	6/20/2025	JP Morgan Chase Bank N.A.	(4,427)	EUR	253,332	—	253,332
Variance Swap - SX5E (19.5% - 2025- 06-20)	6/20/2025	Morgan Stanley Capital Services LLC	(3,054)	EUR	294,667	—	294,667
S&P 500 Index	6/20/2025	JP Morgan Chase Bank N.A.	(3,037)	USD	393,835	—	393,835
Variance Swap - SX5E (20.65% - 2025- 06-20)	6/20/2025	Bank of America N.A.	(2,131)	EUR	269,701	—	269,701
S&P 500 Index	6/20/2025	Citibank N.A.	(2,095)	USD	269,735	—	269,735
S&P 500 Index	6/20/2025	Citibank N.A.	(2,136)	USD	228,369	—	228,369
Variance Swap - SX5E (20.35% - 2025-06-20)	6/20/2025	Goldman Sachs International	(3,074)	EUR	298,967	—	298,967
S&P 500 Index	9/19/2025	JP Morgan Chase Bank N.A.	(2,160)	USD	18,453	—	18,453
Variance Swap - SX5E (20.5% - 2025- 06-20)	6/20/2025	JP Morgan Chase Bank N.A.	(1,951)	EUR	214,438	—	214,438
Variance Swap - SX5E (20.7% - 2025- 09-19)	9/19/2025	Bank of America N.A.	(1,932)	EUR	103,758	—	103,758
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(3,350)	USD	(129,191)	—	(129,191)
S&P 500 Index	9/19/2025	Bank of America N.A.	(4,450)	USD	(188,999)	—	(188,999)
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(2,205)	USD	(76,414)	—	(76,414)
S&P 500 Index	9/19/2025	Citibank N.A.	(3,281)	USD	(132,130)	—	(132,130)
S&P 500 Index	9/19/2025	Citibank N.A.	(4,362)	USD	(180,065)	—	(180,065)
Variance Swap - SX5E (19% - 2025- 06-20)	6/20/2025	JP Morgan Chase Bank N.A.	(4,462)	EUR	50,871	—	50,871
Variance Swap - SX5E (19.7% - 2025- 09-19)	9/19/2025	Morgan Stanley Capital Services LLC	(3,240)	EUR	(58,935)	—	(58,935)
S&P 500 Index	9/19/2025	Bank of America N.A.	(2,017)	USD	17,686	—	17,686
Variance Swap - SX5E (21.1% - 2025- 09-19)	9/19/2025	JP Morgan Chase Bank N.A.	(4,033)	EUR	121,438	—	121,438
Variance Swap - UKX (15.05% - 2025- 09-19)	9/19/2025	JP Morgan Chase Bank N.A.	(2,827)	GBP	91,762	—	91,762
Variance Swap - UKX (14.85% - 2025- 09-19)	9/19/2025	Citibank N.A.	(1,434)	GBP	32,709	—	32,709
Variance Swap - SX5E (19.3% - 2025- 09-19)	9/19/2025	Goldman Sachs International	(3,307)	EUR	(245,717)	—	(245,717)
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(3,121)	USD	(120,004)	—	(120,004)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - SX5E (19.65% - 2025- 12-19)	12/19/2025	JP Morgan Chase Bank N.A.	(3,248)	EUR	$(237,711)	$—	$(237,711)
S&P 500 Index	9/19/2025	JP Morgan Chase Bank N.A.	(3,265)	USD	(305,406)	—	(305,406)
S&P 500 Index	12/19/2025	JP Morgan Chase Bank N.A.	(2,046)	USD	(131,269)	—	(131,269)
Variance Swap - UKX (15.4% - 2025- 09-19)	9/19/2025	UBS AG	(4,144)	GBP	48,033	—	48,033
Variance Swap - UKX (15.75% - 2025- 09-19)	9/19/2025	Bank of America N.A.	(2,702)	GBP	70,561	—	70,561
Variance Swap - SX5E (20.75% - 2025- 09-19)	9/19/2025	Citibank N.A.	(2,048)	EUR	(89,825)	—	(89,825)
Variance Swap - SX5E (20.35% - 2025- 09-19)	9/19/2025	Bank of America N.A.	(3,136)	EUR	(239,867)	—	(239,867)
Variance Swap - SX5E (19.6% - 2025- 09-19)	9/19/2025	Goldman Sachs International	(2,168)	EUR	(268,297)	—	(268,297)

Total Variance/Volatility Swaps (Sell Contracts)					$551,603	$—	$551,603

OTC Total Return Swaps Outstanding at March 31, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Admiral Acquisition Ltd.[2]	04/21/25	M	4.33%	Morgan Stanley Capital Services LLC	279,955 USD	$0
Asker Healthcare Group AB	04/21/25	M	2.77%	Morgan Stanley Capital Services LLC	7,937,753 SEK	30,676
Cheniere Energy, Inc.	04/21/25	M	4.63%	Morgan Stanley Capital Services LLC	2,098,177 USD	42,272
DT Midstream, Inc.	04/21/25	M	4.63%	Morgan Stanley Capital Services LLC	1,595,701 USD	(55,783)
Egypt Treasury Bills	04/21/25	M	0.00%	Goldman Sachs International	749,800,000 USD	14,070,848
Egypt Treasury Bills	04/21/25	M	0.00%	Goldman Sachs International	433,700,000 USD	8,138,872
Energy Transfer LP	04/21/25	M	5.08%	Morgan Stanley Capital Services LLC	14,323,079 USD	(7,701)
Enterprise Products Partners LP	04/21/25	M	5.08%	Morgan Stanley Capital Services LLC	1,721,239 USD	14,746
GS Equity Index Swap - GSCBBXC3	04/21/25	M	4.73%	Goldman Sachs International	48,291,992 USD	(1,706,280)
GS Equity Index Swap - GSVICVE1	04/21/25	M	0.00%	Goldman Sachs International	11,128,143 EUR	(69,539)
GS Equity Index Swap - GSVICVS1	04/21/25	M	0.00%	Goldman Sachs International	25,399,358 USD	(119,158)
IONOS Group SE	04/21/25	M	0.45%	Morgan Stanley Capital Services LLC	756,605 EUR	38,898
Japan Post Bank Co., Ltd.	04/21/25	M	1.03%	Morgan Stanley Capital Services LLC	582,198,510 JPY	(254,958)
Martin Midstream Partners LP	04/21/25	M	5.08%	Morgan Stanley Capital Services LLC	451,999 USD	(12,216)
MPLX LP	04/21/25	M	5.08%	Morgan Stanley Capital Services LLC	12,092,005 USD	(40,532)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MS Alpha Swap	04/21/25	M	0.20%	Morgan Stanley Capital Services LLC	170,519,451 USD	$(5,291,924)
MS Alpha Swap	04/21/25	M	0.30%	Morgan Stanley Capital Services LLC	128,501,718 USD	51,152
MS Alpha Swap	04/21/25	M	0.75%	Morgan Stanley Capital Services LLC	160,703,306 USD	(684,201)
MS Alpha Swap	04/21/25	M	4.98%	Morgan Stanley Capital Services LLC	218,839,696 USD	585,229
NextEra Energy, Inc.	04/21/25	M	4.63%	Morgan Stanley Capital Services LLC	3,135,944 USD	442
Nissan Chemical Corp.	04/21/25	M	1.03%	Morgan Stanley Capital Services LLC	58,130,405 JPY	(9,591)
Ping An Insurance Group Co. of China Ltd.	04/21/25	M	5.08%	Citibank N.A.	1,237,670 USD	(32,670)
Plains All American Pipeline LP	04/21/25	M	5.08%	Morgan Stanley Capital Services LLC	3,319,713 USD	4,987
Plus Alpha Consulting Co., Ltd.	04/21/25	M	0.48%	Goldman Sachs & Co.	209,020,000 JPY	(8,434)
Repsol SA	04/21/25	M	2.92%	Morgan Stanley Capital Services LLC	597,696 EUR	9,302
SK Hynix, Inc.	04/21/25	M	4.78%	Morgan Stanley Capital Services LLC	224,072 USD	(17,314)
South Bow Corp.	04/21/25	M	4.63%	Morgan Stanley Capital Services LLC	2,341,495 USD	(78,050)
SPDR S&P Biotech ETF	04/21/25	M	4.48%	Morgan Stanley Capital Services LLC	37,461,600 USD	(2,588,600)
Taiwan Semiconductor Manufacturing Co., Ltd.	04/21/25	M	4.78%	Morgan Stanley Capital Services LLC	4,668,538 USD	(204,706)
Targa Resources Corp.	04/21/25	M	4.63%	Morgan Stanley Capital Services LLC	13,731,144 USD	213,549
U.S. Treasury Bonds	04/21/25	M	0.04%	Barclays Bank PLC	33,632,292 USD	206,942
U.S. Treasury Bonds	04/21/25	M	0.04%	Barclays Bank PLC	45,667,269 USD	366,532
U.S. Treasury Notes	04/21/25	M	0.04%	Barclays Bank PLC	43,685,484 USD	459,100
U.S. Treasury Notes	04/21/25	M	0.04%	Barclays Bank PLC	30,376,938 USD	179,747
U.S. Treasury Notes	04/21/25	M	0.04%	Barclays Bank PLC	2,076,281 USD	7,752
U.S. Treasury Notes	04/21/25	M	0.04%	Barclays Bank PLC	43,104,378 USD	422,294
U.S. Treasury Notes	04/21/25	M	0.05%	Barclays Bank PLC	53,589,072 USD	458,682
Universal Music Group NV	04/21/25	M	3.00%	Morgan Stanley Capital Services LLC	2,092,604 EUR	(10,306)
USS Co., Ltd.	04/21/25	M	1.03%	Morgan Stanley Capital Services LLC	106,091,492 JPY	(32,818)
Venture Global, Inc.	04/21/25	M	4.63%	Morgan Stanley Capital Services LLC	91,069 USD	(10,276)
Western Midstream Partners LP	04/21/25	M	5.08%	Morgan Stanley Capital Services LLC	3,048,945 USD	(22,902)
Williams Cos., Inc. (The)	04/21/25	M	4.63%	Morgan Stanley Capital Services LLC	15,879,884 USD	42,631

Total Buys						$14,086,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sells
ADT, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,665,203) USD	$(2,048)
Alerian MLP Index ETN	04/21/25	M	3.20%	Morgan Stanley Capital Services LLC	(9,832,847) USD	(39,514)
Amentum Holdings, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(745,153) USD	(410)
Amer Sports, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,283,701) USD	(1,229)
American Electric Power Co., Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(6,412,711) USD	(302,587)
Ardent Health Partners, Inc.	04/21/25	M	3.70%	Morgan Stanley Capital Services LLC	(544,603) USD	(18,638)
Atlas Energy Solutions, Inc.	04/21/25	M	3.80%	Morgan Stanley Capital Services LLC	(1,823,887) USD	(3,072)
BBB Foods, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,739,953) USD	7,681
Bowhead Specialty Holdings, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(840,376) USD	7,783
BrightSpring Health Services, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,109,082) USD	(2,458)
Clearwater Analytics Holdings, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,097,452) USD	(410)
Crescent Energy Co.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,150,076) USD	(1,024)
CyberArk Software Ltd.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(6,922,711) USD	(205)
Entergy Corp.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(10,504,894) USD	(1,229)
F&G Annuities & Life, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,760,592) USD	(45,215)
Flowco Holdings, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(739,932) USD	4,444
Guardian Pharmacy Services, Inc.	04/21/25	M	0.40%	Morgan Stanley Capital Services LLC	(847,013) USD	(23,860)
Hon Hai Precision Industry Co., Ltd.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(185,000) USD	18,101
Infinity Natural Resources, Inc.	04/21/25	M	0.65%	Morgan Stanley Capital Services LLC	(259,500) USD	(9,319)
iShares iBoxx $ Investment Grade Corporate Bond ETF	04/21/25	M	3.83%	Barclays Bank PLC	(46,979,317) USD	30,237
iShares iBoxx $ Investment Grade Corporate Bond ETF	04/21/25	M	4.08%	Morgan Stanley & Co. LLC	(48,744,492) USD	31,373
iShares iBoxx $ Investment Grade Corporate Bond ETF	04/21/25	M	4.33%	Goldman Sachs International	(140,937,951) USD	90,710

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
iShares J.P. Morgan USD Emerging Markets Bond ETF	04/21/25	M	3.08%	Morgan Stanley & Co. LLC	(2,301,794) USD	$9,867
iShares J.P. Morgan USD Emerging Markets Bond ETF	04/21/25	M	4.33%	Goldman Sachs International	(8,797,766) USD	37,713
Karman Holdings, Inc.	04/21/25	M	3.20%	Morgan Stanley Capital Services LLC	(5,064,293) USD	272,767
Keurig Dr. Pepper, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(20,871,548) USD	(153,904)
KinderCare Learning Cos., Inc.	04/21/25	M	3.75%	Morgan Stanley Capital Services LLC	(754,544) USD	42,397
Kodiak Gas Services, Inc.	04/21/25	M	4.33%	Morgan Stanley Capital Services LLC	(3,067,719) USD	11,879
Landbridge Co., LLC	04/21/25	M	3.15%	Morgan Stanley Capital Services LLC	(3,169,590) USD	222,639
Lineage, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,816,839) USD	13,518
Marex Group PLC	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,486,967) USD	(44,983)
MediaTek, Inc.	04/21/25	M	3.95%	Morgan Stanley Capital Services LLC	(201,818) USD	7,866
Morgan Stanley Equity Index Swap - MSSVJPBK	04/21/25	M	0.03%	Morgan Stanley Capital Services LLC	(573,370,645) JPY	324,155
MS Equity Index Swap - MSHVHEAT	04/21/25	M	4.01%	Morgan Stanley Capital Services LLC	(56,552,022) USD	(249,112)
Nasdaq, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(15,438,157) USD	(99,337)
NEXT FUNDS TOPIX Exchange Traded Fund	04/21/25	M	4.33%	Morgan Stanley Capital Services LLC	(60,247,558) JPY	11,892
ONEOK, Inc.	04/21/25	M	4.08%	Morgan Stanley Capital Services LLC	(1,468,245) USD	1,774
Onestream, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,603,261) USD	232,466
Ping An Insurance Group Co. of China Ltd.	04/21/25	M	3.48%	Citibank N.A.	(5,968,750) HKD	20,930
Primo Brands Corp.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(14,261,513) USD	(276,504)
Quanta Computer, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(108,606) USD	11,199
SailPoint, Inc.	04/21/25	M	3.25%	Morgan Stanley Capital Services LLC	(4,144,288) USD	303,276
ServiceTitan, Inc.	04/21/25	M	3.25%	Morgan Stanley Capital Services LLC	(2,951,772) USD	29,802
Smithfield Foods, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,058,421) USD	(29,699)
Southern Co.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(11,298,782) USD	(1,229)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Standardaero, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,637,570) USD	$89,628
Titan America SA	04/21/25	M	3.50%	Morgan Stanley Capital Services LLC	(382,511) USD	(5,161)
Tokyo Stock Exchange TOPIX Machinery Index	04/21/25	M	0.48%	Goldman Sachs & Co.	(328,703,495) JPY	158,206
TWFG, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(374,170) USD	(5,683)
UL Solutions, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(5,696,957) USD	(78,854)
Utilities Select Sector SPDR Fund	04/21/25	M	4.08%	Morgan Stanley Capital Services LLC	(5,079,060) USD	(6,450)
Viper Energy, Inc.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,658,815) USD	(40,144)
Waystar Holding Corp.	04/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(7,762,640) USD	110,602
Wistron Corp.	04/21/25	M	0.92%	Morgan Stanley Capital Services LLC	(36,766) USD	3,053

Total Sells						$663,680

Total OTC Total Return Swaps Outstanding						$14,750,374

[1]	The termination date presented for OTC Total Return Swaps is the monthly settlement date.
[2]	Security is valued using significant unobservable inputs.

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.12%	M/M	06/16/2037	Morgan Stanley Capital Services LLC	2,300,000 USD	$196,501	$—	$196,501
Pays	USD SOFR	3.32%	M/M	09/22/2037	Morgan Stanley Capital Services LLC	2,800,000 USD	181,031	—	181,031
Pays	USD SOFR	2.22%	M/M	03/25/2037	Morgan Stanley Capital Services LLC	800,000 USD	120,767	—	120,767
Pays	USD SOFR	4.21%	M/M	04/18/2026	Morgan Stanley Capital Services LLC	500,000 USD	2,528	—	2,528

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.19%	M/M	12/01/2037	Morgan Stanley Capital Services LLC	3,000,000 USD	$229,934	$—	$229,934
Pays	USD SOFR	3.87%	M/M	02/23/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(27,049)	—	(27,049)
Pays	USD SOFR	1.66%	M/M	06/17/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	33,657	(2,766)	36,423
Pays	USD SOFR	2.72%	M/M	09/08/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	40,852	(191)	41,043
Pays	USD SOFR	2.39%	M/M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	196,653	(930)	197,583
Pays	USD SOFR	2.67%	M/M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	105,505	(306)	105,811
Pays	USD SOFR	2.43%	M/M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	69,460	(797)	70,257
Pays	USD SOFR	1.58%	M/M	05/21/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	34,381	(2,624)	37,005
Pays	USD SOFR	1.88%	M/M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	64,276	(243)	64,519
Pays	USD SOFR	1.32%	M/M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	262,167	(1,378)	263,545

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.61%	M/M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	$322,964	$(2,068)	$325,032
Pays	USD SOFR	1.62%	M/M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	322,524	(1,880)	324,404
Pays	USD SOFR	0.80%	M/M	01/13/2026	Morgan Stanley Capital Services LLC	80,000 USD	2,848	(21)	2,869
Pays	USD SOFR	0.95%	M/M	01/13/2027	Morgan Stanley Capital Services LLC	940,000 USD	57,406	(268)	57,674
Pays	USD SOFR	0.71%	6M/3M	01/22/2026	Morgan Stanley Capital Services LLC	12,000,000 USD	435,291	(5,364)	440,655
Pays	USD SOFR	2.72%	M/M	08/08/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	123,445	(632)	124,077
Pays	USD SOFR	2.58%	M/M	08/05/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	69,475	(1,844)	71,319
Pays	USD SOFR	2.83%	M/M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	142,592	(725)	143,317
Receives	USD SOFR	0.98%	M/M	03/25/2030	Morgan Stanley Capital Services LLC	(3,000,000) USD	(360,219)	—	(360,219)
Pays	USD SOFR	2.40%	M/M	01/25/2027	Morgan Stanley Capital Services LLC	2,900,000 USD	80,305	—	80,305

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.56%	M/M	09/26/2026	Morgan Stanley Capital Services LLC	1,800,000 USD	$60,106	$—	$60,106
Pays	USD SOFR	2.27%	M/M	01/25/2026	Morgan Stanley Capital Services LLC	2,000,000 USD	36,570	—	36,570
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley Capital Services LLC	700,000 USD	51,068	—	51,068
Pays	USD SOFR	1.62%	M/M	07/25/2026	Morgan Stanley Capital Services LLC	1,900,000 USD	64,211	—	64,211
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	122,714	—	122,714
Pays	USD SOFR	3.17%	M/M	05/04/2032	Morgan Stanley Capital Services LLC	6,500,000 USD	335,519	—	335,519
Pays	USD SOFR	0.66%	M/M	03/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	393,328	—	393,328
Pays	USD SOFR	3.49%	M/M	06/30/2038	Morgan Stanley Capital Services LLC	8,000,000 USD	450,662	—	450,662
Pays	JPY TONA	0.69%	M/M	09/29/2027	Bank of America Securities, Inc.	12,539,059 JPY	65,766	—	65,766
Receives	USD SOFR	3.96%	M/M	09/29/2027	Bank of America Securities, Inc.	(2,100,000) USD	16,044	(308)	16,352

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	JPY TONA	0.71%	M/M	09/29/2027	Bank of America Securities, Inc.	12,519,709 JPY	$61,680	$—	$61,680
Receives	USD SOFR	3.92%	M/M	11/10/2027	Bank of America Securities, Inc.	(1,800,000) USD	12,905	—	12,905
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley Capital Services LLC	5,000,000 USD	39,603	—	39,603
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(649,770) EUR	(6,258)	1,463	(7,721)
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(649,650) EUR	(506)	3,728	(4,234)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(323,655) EUR	2,598	(298)	2,896
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,770) EUR	(1,514)	(161)	(1,353)
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	2,280	86	2,194
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(252,430) GBP	(16,127)	289	(16,416)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	442,952 CAD	(25,343)	1,451	(26,794)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	220,986 CAD	(13,294)	2,215	(15,509)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(323,040) EUR	2,558	(3,392)	5,950

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,360) EUR	$(1,397)	$(3,176)	$1,779
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	(647)	1,119	(1,766)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	221,019 CAD	(15,296)	1,363	(16,659)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(251,530) GBP	(19,488)	(4,114)	(15,374)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(216,690) EUR	1,421	(246)	1,667
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	221,672 CAD	(15,674)	863	(16,537)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	122,095 SEK	6,032	343	5,689
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(325,005) EUR	5,540	1,236	4,304
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(216,670) EUR	905	694	211
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(1,464)	(280)	(1,184)
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(252,770) GBP	(16,621)	657	(17,278)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	122,084 SEK	6,252	(473)	6,725

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,742 CAD	$(14,608)	$101	$(14,709)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,140) EUR	1,426	(523)	1,949
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(2,867)	711	(3,578)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	(1,122)	658	(1,780)
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,954 CAD	(15,530)	372	(15,902)
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,120) EUR	2,030	1,610	420
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	121,265 SEK	6,092	526	5,566
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(214,550) EUR	1,542	(1,351)	2,893
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	219,258 CAD	(17,343)	285	(17,628)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,760) EUR	2,830	2,410	420
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(248,940) GBP	(12,182)	2,175	(14,357)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,440) EUR	2,714	(1,709)	4,423

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(318,660) EUR	$7,435	$(1,780)	$9,215
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	118,641 SEK	4,359	2,016	2,343
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(212,870) EUR	3,188	(22)	3,210
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	219,499 CAD	(20,388)	(773)	(19,615)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(251,230) GBP	(7,843)	856	(8,699)
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(6,567)	314	(6,881)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	218,579 CAD	(15,701)	(716)	(14,985)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	219,804 CAD	(16,674)	365	(17,039)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	325,800 EUR	(8,949)	198	(9,147)
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(133,330) AUD	1,141	(147)	1,288
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	216,420 EUR	(3,649)	689	(4,338)
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(198,525) AUD	(1,720)	(1,918)	198

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	216,980 EUR	$(5,130)	$(22)	$(5,108)
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(330,725) AUD	3,492	(4,524)	8,016
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	324,045 EUR	(10,564)	1,137	(11,701)
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	217,010 EUR	(6,714)	594	(7,308)
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(256,010) GBP	(8,597)	2,283	(10,880)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	217,480 EUR	(3,717)	(37)	(3,680)
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(127,895) GBP	(12,613)	73	(12,686)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	(1,159)	(2,893)	1,734
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	736	(3,246)	3,982
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	322,290 EUR	(9,232)	796	(10,028)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(127,040) GBP	(14,722)	(437)	(14,285)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	114,988 SEK	10,891	(301)	11,192

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	214,110 EUR	$(2,757)	$825	$(3,582)
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	Morgan Stanley Capital Services LLC	1,500,000 USD	14,910	—	14,910
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	124,132 SEK	11,862	1,354	10,508
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(253,790) GBP	(14,829)	608	(15,437)
Receives	USD SOFR	3.87%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	(2,000,000) USD	12,043	—	12,043
Pays	JPY TONA	0.71%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	3,712,340 JPY	19,914	—	19,914
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	73,097 CAD	(5,371)	(395)	(4,976)
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(252,870) GBP	(12,062)	(1,315)	(10,747)
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	4,455	478	3,977
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	73,148 CAD	(5,779)	1,660	(7,439)
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(110,632) CHF	8,110	(535)	8,645
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	73,338 CAD	(7,293)	86	(7,379)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	123,188 SEK	$11,617	$711	$10,906
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	73,354 CAD	(5,766)	125	(5,891)
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(128,465) GBP	(11,606)	675	(12,281)
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	72,304 CAD	(5,686)	(715)	(4,971)
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(360,894) CAD	10,544	490	10,054
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	72,184 CAD	(4,533)	(422)	(4,111)
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(362,148) CAD	9,327	197	9,130
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	114,377 SEK	17,061	1,589	15,472
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,730 CAD	(2,355)	597	(2,952)
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,815 CAD	(2,724)	486	(3,210)
Receives	USD SOFR	3.28%	1Y/1Y	12/17/2026	Bank of America Securities, Inc.	(700,000) USD	(1,747)	—	(1,747)
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(219,242) CAD	4,641	342	4,299

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	114,889 SEK	$16,704	$(534)	$17,238
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	(10,321)	684	(11,005)
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	(1,721)	—	(1,721)
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(220,410) CAD	3,283	(458)	3,741
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	666,450 EUR	(10,563)	(144)	(10,419)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	333,225 EUR	128	(115)	243
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(222,428) CAD	3,437	(162)	3,599
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	(12,280)	369	(12,649)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	663,100 GBP	12,379	1,881	10,498
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	659,275 GBP	11,053	397	10,656
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	222,270 EUR	1,636	(689)	2,325
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(2,252)	—	(2,252)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	$(4,455)	$—	$(4,455)
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(203,940) AUD	(3,267)	(1,127)	(2,140)
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(131,680) GBP	(14,364)	(401)	(13,963)
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	656,650 GBP	10,663	(938)	11,601
Pays	JPY TONA	0.69%	1Y/1Y	09/07/2028	Bank of America Securities, Inc.	11,671,816 JPY	89,696	—	89,696
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	106,681 SEK	12,903	(49)	12,952
Receives	USD SOFR	3.14%	1Y/1Y	09/08/2028	Bank of America Securities, Inc.	(4,700,000) USD	(32,992)	—	(32,992)
Pays	EUR-EURIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	221,560 EUR	2,134	(771)	2,905
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	658,500 GBP	13,517	(752)	14,269
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(131,630) GBP	(18,913)	427	(19,340)
Pays	EUR-EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	222,130 EUR	4,722	1,132	3,590
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(131,895) GBP	(18,772)	(1,292)	(17,480)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,430 CAD	$640	$217	$423
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(367,148) CAD	2,951	(183)	3,134
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,763 CAD	79	845	(766)
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(221,166) CAD	1,704	(843)	2,547
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(133,160) GBP	(16,314)	(353)	(15,961)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	73,722 CAD	(170)	435	(605)
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(370,151) CAD	3,395	354	3,041
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	74,030 CAD	(502)	(193)	(309)
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,154 CAD	(592)	599	(1,191)
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(133,165) GBP	(15,614)	(1,316)	(14,298)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(371,168) CAD	3,935	(165)	4,100
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,234 CAD	(1,220)	(14)	(1,206)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	73,978 CAD	$(1,135)	$(464)	$(671)
Pays	CAD CORRA	2.97%	6M/6M	10/02/2054	Bank of America Securities, Inc.	74,118 CAD	(316)	(414)	98
Receives	EUR-EURIBOR	2.43%	6M/1Y	10/07/2039	Bank of America Securities, Inc.	(220,580) EUR	(8,544)	(1,021)	(7,523)
Pays	CAD CORRA	3.04%	6M/6M	10/05/2054	Bank of America Securities, Inc.	73,754 CAD	(1,382)	388	(1,770)
Receives	EUR-EURIBOR	2.47%	6M/1Y	10/10/2039	Bank of America Securities, Inc.	(219,530) EUR	(7,445)	(1,336)	(6,109)
Pays	CAD CORRA	3.10%	6M/6M	10/07/2054	Bank of America Securities, Inc.	73,673 CAD	(2,184)	887	(3,071)
Receives	EUR-EURIBOR	2.43%	6M/1Y	10/09/2034	Bank of America Securities, Inc.	(329,160) EUR	(5,591)	(940)	(4,651)
Pays	USD SOFR	3.43%	1Y/1Y	10/09/2054	Bank of America Securities, Inc.	100,000 USD	7,658	733	6,925
Pays	SEK STIBOR	2.27%	1Y/3M	10/09/2054	Bank of America Securities, Inc.	106,191 SEK	12,772	2,583	10,189
Receives	USD SOFR	3.49%	1Y/1Y	10/04/2034	Morgan Stanley Capital Services LLC	(2,500,000) USD	(73,226)	(819)	(72,407)
Pays	CAD CORRA	3.20%	6M/6M	10/09/2054	Bank of America Securities, Inc.	73,273 CAD	(3,551)	367	(3,918)
Pays	USD SOFR	3.47%	1Y/1Y	10/13/2054	Bank of America Securities, Inc.	100,000 USD	6,762	559	6,203

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.19%	6M/6M	10/13/2054	Bank of America Securities, Inc.	72,931 CAD	$(3,528)	$307	$(3,835)
Receives	SEK STIBOR	2.47%	1Y/3M	10/11/2034	Bank of America Securities, Inc.	(269,314) SEK	(7,770)	178	(7,948)
Receives	CAD CORRA	2.86%	6M/6M	10/16/2029	Bank of America Securities, Inc.	(362,726) CAD	6,063	875	5,188
Pays	USD SOFR	3.71%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 USD	4,912	(1,208)	6,120
Receives	SEK STIBOR	2.46%	1Y/3M	10/17/2034	Bank of America Securities, Inc.	(268,744) SEK	(8,111)	1,720	(9,831)
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/18/2039	Bank of America Securities, Inc.	(217,160) EUR	(7,482)	795	(8,277)
Receives	SEK STIBOR	2.38%	1Y/3M	10/18/2034	Bank of America Securities, Inc.	(266,466) SEK	(10,034)	734	(10,768)
Pays	USD SOFR	3.63%	1Y/1Y	10/18/2039	Bank of America Securities, Inc.	200,000 USD	6,619	(503)	7,122
Receives	EUR-EURIBOR	2.47%	1Y/6M	10/21/2039	Bank of America Securities, Inc.	(216,560) EUR	(8,400)	(222)	(8,178)
Pays	USD SOFR	3.62%	1Y/1Y	10/21/2039	Bank of America Securities, Inc.	200,000 USD	6,933	1,781	5,152
Pays	GBP SONIA	3.81%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	260,270 GBP	15,533	350	15,183
Receives	EUR-EURIBOR	2.48%	6M/1Y	10/24/2039	Bank of America Securities, Inc.	(217,270) EUR	(6,990)	211	(7,201)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	$5,099	$(400)	$5,499
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	5,088	1,205	3,883
Receives	SEK STIBOR	2.21%	1Y/3M	10/24/2029	Bank of America Securities, Inc.	(559,472) SEK	(7,178)	(1,431)	(5,747)
Receives	EUR-EURIBOR	2.53%	1Y/6M	10/24/2039	Bank of America Securities, Inc.	(215,890) EUR	(6,562)	(76)	(6,486)
Pays	USD SOFR	3.81%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	2,565	(325)	2,890
Receives	EUR-EURIBOR	2.55%	1Y/6M	10/25/2039	Bank of America Securities, Inc.	(215,720) EUR	(6,178)	535	(6,713)
Pays	USD SOFR	3.81%	1Y/1Y	10/25/2039	Bank of America Securities, Inc.	200,000 USD	2,521	794	1,727
Pays	USD SOFR	3.84%	1Y/1Y	10/28/2039	Bank of America Securities, Inc.	200,000 USD	1,793	(988)	2,781
Receives	SEK STIBOR	2.43%	1Y/3M	10/30/2034	Bank of America Securities, Inc.	(282,358) SEK	(9,692)	94	(9,786)
Pays	USD SOFR	3.80%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	2,655	(560)	3,215
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/31/2039	Bank of America Securities, Inc.	(216,340) EUR	(7,338)	4	(7,342)
Pays	USD SOFR	3.82%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	2,101	147	1,954

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.40%	1Y/6M	10/31/2034	Bank of America Securities, Inc.	(324,435) EUR	$(7,252)	$(373)	$(6,879)
Receives	GBP SONIA	3.86%	1Y/1Y	10/29/2029	Bank of America Securities, Inc.	(650,300) GBP	(6,097)	(791)	(5,306)
Receives	EUR-EURIBOR	2.51%	1Y/6M	11/04/2039	Bank of America Securities, Inc.	(217,550) EUR	(7,078)	(114)	(6,964)
Receives	CAD CORRA	2.89%	6M/6M	11/01/2029	Bank of America Securities, Inc.	(359,105) CAD	6,769	274	6,495
Pays	GBP SONIA	4.07%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	257,890 GBP	8,002	961	7,041
Receives	EUR-EURIBOR	2.46%	1Y/6M	11/07/2039	Bank of America Securities, Inc.	(216,700) EUR	(8,485)	(555)	(7,930)
Receives	GBP SONIA	4.05%	1Y/1Y	11/01/2029	Bank of America Securities, Inc.	(646,025) GBP	(590)	(644)	54
Pays	USD CPURNSA	2.47%	M/M	11/05/2026	Bank of America Securities, Inc.	6,400,000 USD	83,440	—	83,440
Receives	EUR-EURIBOR	2.50%	1Y/6M	11/08/2039	Bank of America Securities, Inc.	(214,720) EUR	(7,397)	769	(8,166)
Pays	GBP SONIA	4.14%	1Y/1Y	11/07/2039	Bank of America Securities, Inc.	257,750 GBP	5,932	1,366	4,566
Pays	GBP SONIA	4.12%	1Y/1Y	11/06/2054	Bank of America Securities, Inc.	128,875 GBP	6,868	1,267	5,601
Pays	GBP SONIA	4.07%	1Y/1Y	11/09/2054	Bank of America Securities, Inc.	129,205 GBP	8,000	(72)	8,072

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.75%	1Y/1Y	11/16/2054	Bank of America Securities, Inc.	(100,000) USD	$(1,620)	$(714)	$(906)
Receives	EUR-EURIBOR	2.40%	1Y/6M	11/18/2039	Bank of America Securities, Inc.	(210,430) EUR	(9,872)	1,447	(11,319)
Pays	GBP SONIA	4.07%	1Y/1Y	11/21/2039	Bank of America Securities, Inc.	253,570 GBP	7,928	(967)	8,895
Receives	USD SOFR	3.77%	1Y/1Y	11/23/2054	Bank of America Securities, Inc.	(100,000) USD	(1,228)	868	(2,096)
Receives	GBP SONIA	3.93%	1Y/1Y	11/26/2029	Bank of America Securities, Inc.	(627,925) GBP	(3,587)	(4)	(3,583)
Receives	EUR-EURIBOR	2.16%	6M/1Y	12/05/2039	Bank of America Securities, Inc.	(210,200) EUR	(15,465)	160	(15,625)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/06/2039	Bank of America Securities, Inc.	(210,250) EUR	(15,787)	(519)	(15,268)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/09/2039	Bank of America Securities, Inc.	(211,680) EUR	(15,706)	(159)	(15,547)
Pays	GBP SONIA	3.93%	1Y/1Y	12/07/2054	Bank of America Securities, Inc.	127,395 GBP	10,891	(74)	10,965
Pays	GBP SONIA	3.99%	1Y/1Y	12/11/2054	Bank of America Securities, Inc.	127,475 GBP	9,627	191	9,436
Receives	EUR-EURIBOR	2.27%	6M/1Y	12/19/2039	Bank of America Securities, Inc.	(209,940) EUR	(12,405)	(503)	(11,902)
Pays	USD SOFR	3.89%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	510	360	150

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.94%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	$(796)	$(576)	$(220)
Receives	GBP SONIA	4.07%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	(629,125) GBP	698	(641)	1,339
Receives	USD SOFR	3.79%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(850,000) USD	(6,797)	—	(6,797)
Receives	USD SOFR	3.75%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(550,000) USD	(1,798)	—	(1,798)
Pays	USD SOFR	4.09%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(4,284)	(900)	(3,384)
Pays	USD SOFR	4.13%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(5,191)	712	(5,903)
Pays	USD SOFR	4.09%	1Y/1Y	01/02/2035	Bank of America Securities, Inc.	300,000 USD	(7,223)	471	(7,694)
Pays	GBP SONIA	4.22%	1Y/1Y	12/29/2054	Bank of America Securities, Inc.	125,800 GBP	4,613	952	3,661
Receives	SEK STIBOR	2.81%	3M/1Y	01/09/2040	Bank of America Securities, Inc.	(197,315) SEK	(3,683)	2,971	(6,654)
Receives	EUR-EURIBOR	2.44%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(206,140) EUR	(7,801)	(67)	(7,734)
Pays	USD SOFR	4.09%	1Y/1Y	01/08/2035	Bank of America Securities, Inc.	300,000 USD	(7,244)	(243)	(7,001)
Receives	EUR-EURIBOR	2.49%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(206,890) EUR	(6,541)	(984)	(5,557)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.53%	6M/1Y	01/10/2040	Bank of America Securities, Inc.	(206,330) EUR	$(5,340)	$(441)	$(4,899)
Receives	USD SOFR	4.00%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(975,000) USD	11,489	—	11,489
Receives	USD SOFR	3.94%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(650,000) USD	16,225	—	16,225
Receives	EUR-EURIBOR	2.60%	1Y/6M	01/16/2040	Bank of America Securities, Inc.	(204,340) EUR	(4,505)	(325)	(4,180)
Pays	CAD CORRA	3.22%	6M/6M	01/14/2055	Bank of America Securities, Inc.	69,452 CAD	(4,015)	523	(4,538)
Pays	USD SOFR	4.30%	1Y/1Y	01/16/2035	Bank of America Securities, Inc.	300,000 USD	(12,452)	141	(12,593)
Receives	SEK STIBOR	2.88%	3M/1Y	01/17/2040	Bank of America Securities, Inc.	(197,354) SEK	(1,713)	868	(2,581)
Receives	CAD CORRA	2.93%	6M/6M	01/17/2030	Bank of America Securities, Inc.	(347,270) CAD	8,074	(193)	8,267
Pays	GBP SONIA	4.35%	1Y/1Y	01/18/2055	Bank of America Securities, Inc.	122,310 GBP	1,739	341	1,398
Receives	SEK STIBOR	2.70%	3M/1Y	01/24/2040	Bank of America Securities, Inc.	(199,924) SEK	(6,422)	729	(7,151)
Pays	USD SOFR	4.17%	1Y/1Y	01/24/2040	Bank of America Securities, Inc.	200,000 USD	(6,134)	(353)	(5,781)
Receives	JPY TONA	1.83%	1Y/1Y	02/03/2055	Bank of America Securities, Inc.	(95,303) JPY	(2,510)	290	(2,800)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.59%	6M/6M	02/04/2030	Bank of America Securities, Inc.	(344,033) CAD	$2,664	$156	$2,508
Pays	USD SOFR	4.02%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	300,000 USD	(4,423)	(68)	(4,355)
Receives	CHF SARON	0.29%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	(878,397) CHF	(2,168)	1,857	(4,025)
Pays	USD SOFR	4.03%	1Y/1Y	02/05/2030	Bank of America Securities, Inc.	500,000 USD	(7,677)	(219)	(7,458)
Pays	USD SOFR	4.07%	1Y/1Y	02/06/2030	Bank of America Securities, Inc.	500,000 USD	(8,429)	(570)	(7,859)
Receives	CAD CORRA	2.53%	6M/6M	02/05/2030	Bank of America Securities, Inc.	(349,223) CAD	1,587	599	988
Pays	USD SOFR	4.02%	1Y/1Y	02/07/2030	Bank of America Securities, Inc.	500,000 USD	(7,410)	(1,836)	(5,574)
Receives	CAD CORRA	2.49%	6M/6M	02/06/2030	Bank of America Securities, Inc.	(349,333) CAD	912	658	254
Receives	CAD CORRA	2.45%	6M/6M	02/07/2030	Bank of America Securities, Inc.	(349,553) CAD	286	(847)	1,133
Receives	CAD CORRA	2.59%	6M/6M	02/11/2030	Bank of America Securities, Inc.	(349,406) CAD	2,573	1,029	1,544
Pays	USD SOFR	4.28%	1Y/1Y	02/21/2040	Bank of America Securities, Inc.	200,000 USD	(8,737)	(1,039)	(7,698)
Receives	EUR-EURIBOR	1.51%	6M/1Y	02/18/2075	Bank of America Securities, Inc.	(524,600) EUR	(20,294)	1,529	(21,823)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.13%	1Y/6M	02/19/2055	Bank of America Securities, Inc.	314,760 EUR	$18,948	$113	$18,835
Receives	CAD CORRA	2.65%	6M/6M	02/19/2030	Bank of America Securities, Inc.	(352,846) CAD	3,590	225	3,365
Receives	GBP SONIA	3.25%	1Y/1Y	02/15/2075	Bank of America Securities, Inc.	(906,300) GBP	(3,734)	(182)	(3,552)
Pays	GBP SONIA	4.45%	1Y/1Y	02/15/2055	Bank of America Securities, Inc.	352,450 GBP	7,239	(388)	7,627
Receives	EUR-EURIBOR	1.55%	6M/1Y	02/22/2075	Bank of America Securities, Inc.	(312,750) EUR	(11,122)	579	(11,701)
Pays	EUR-EURIBOR	2.22%	1Y/6M	02/22/2055	Bank of America Securities, Inc.	104,250 EUR	5,130	5	5,125
Pays	GBP SONIA	4.50%	1Y/1Y	02/19/2055	Bank of America Securities, Inc.	402,784 GBP	6,295	152	6,143
Receives	GBP SONIA	3.31%	1Y/1Y	02/19/2075	Bank of America Securities, Inc.	(956,612) GBP	(1,642)	388	(2,030)
Receives	GBP SONIA	3.33%	1Y/1Y	02/22/2075	Bank of America Securities, Inc.	(886,935) GBP	(678)	739	(1,417)
Pays	GBP SONIA	4.54%	1Y/1Y	02/22/2055	Bank of America Securities, Inc.	380,115 GBP	4,686	(283)	4,969
Pays	CHF SARON	0.58%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	222,779 CHF	1,149	1,819	(670)
Receives	USD SOFR	4.11%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	(300,000) USD	7,767	329	7,438

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.47%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	380,145 GBP	$6,891	$(1,938)	$8,829
Receives	GBP SONIA	3.28%	1Y/1Y	02/25/2075	Bank of America Securities, Inc.	(1,013,720) GBP	(2,843)	1,896	(4,739)
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/01/2055	Bank of America Securities, Inc.	209,750 EUR	11,856	(319)	12,175
Receives	EUR-EURIBOR	1.50%	6M/1Y	02/26/2075	Bank of America Securities, Inc.	(209,750) EUR	(8,280)	382	(8,662)
Pays	CHF SARON	0.58%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	223,676 CHF	1,314	(765)	2,079
Receives	USD SOFR	3.89%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	(300,000) USD	2,158	224	1,934
Pays	GBP SONIA	4.40%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	760,470 GBP	18,503	1,539	16,964
Receives	GBP SONIA	3.23%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,774,430) GBP	(8,642)	(190)	(8,452)
Pays	GBP SONIA	4.22%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	126,745 GBP	4,419	(456)	4,875
Receives	EUR-EURIBOR	1.49%	6M/1Y	03/04/2075	Bank of America Securities, Inc.	(520,275) EUR	(20,924)	486	(21,410)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	208,110 EUR	8,867	696	8,171
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/05/2055	Bank of America Securities, Inc.	312,165 EUR	17,494	34	17,460

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.53%	6M/6M	02/28/2030	Bank of America Securities, Inc.	(346,248) CAD	$1,690	$235	$1,455
Receives	USD SOFR	3.80%	1Y/1Y	03/04/2030	Bank of America Securities, Inc.	(500,000) USD	2,556	(656)	3,212
Receives	USD SOFR	3.84%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	(300,000) USD	1,079	(947)	2,026
Receives	USD SOFR	3.90%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	57	(954)	1,011
Pays	GBP SONIA	4.15%	1Y/1Y	02/27/2040	Bank of America Securities, Inc.	252,230 GBP	5,414	606	4,808
Pays	USD SOFR	3.75%	1Y/1Y	03/02/2054	Bank of America Securities, Inc.	400,000 USD	5,864	—	5,864
Pays	GBP SONIA	4.44%	1Y/1Y	03/01/2055	Bank of America Securities, Inc.	378,345 GBP	7,861	386	7,475
Receives	GBP SONIA	3.25%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,008,920) GBP	(4,061)	13	(4,074)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	209,630 EUR	9,019	2,113	6,906
Pays	CHF SARON	0.49%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	223,077 CHF	3,312	1,854	1,458
Receives	USD SOFR	3.86%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	(963)	(839)	(124)
Receives	EUR-EURIBOR	1.62%	6M/1Y	03/08/2075	Bank of America Securities, Inc.	(212,200) EUR	(6,308)	(96)	(6,212)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.28%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	106,100 EUR	$4,286	$50	$4,236
Pays	EUR-EURIBOR	2.31%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	106,100 EUR	7,245	138	7,107
Receives	CAD CORRA	2.36%	6M/6M	03/05/2030	Bank of America Securities, Inc.	(345,471) CAD	(1,054)	334	(1,388)
Receives	USD SOFR	3.68%	1Y/1Y	03/06/2030	Bank of America Securities, Inc.	(500,000) USD	(100)	985	(1,085)
Receives	USD SOFR	3.81%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	(200,000) USD	(2,015)	489	(2,504)
Pays	GBP SONIA	4.42%	1Y/1Y	03/05/2055	Bank of America Securities, Inc.	383,520 GBP	8,488	(743)	9,231
Receives	GBP SONIA	3.24%	1Y/1Y	03/04/2075	Bank of America Securities, Inc.	(894,880) GBP	(3,813)	928	(4,741)
Receives	ZAR JIBAR	7.76%	3M/3M	06/19/2030	Bank of America Securities, Inc.	(9,612,890) ZAR	(17,673)	—	(17,673)
Pays	EUR-EURIBOR	2.35%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	107,920 EUR	6,353	2,706	3,647
Pays	CHF SARON	0.53%	1Y/1Y	03/07/2035	Bank of America Securities, Inc.	224,555 CHF	2,392	1,387	1,005
Receives	USD SOFR	3.89%	1Y/1Y	03/07/2040	Bank of America Securities, Inc.	(200,000) USD	(277)	954	(1,231)
Pays	EUR-EURIBOR	2.72%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	215,740 EUR	1,202	2,372	(1,170)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.79%	1Y/1Y	03/11/2030	Bank of America Securities, Inc.	(500,000) USD	$2,477	$(467)	$2,944
Pays	GBP SONIA	4.29%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	257,570 GBP	1,428	791	637
Receives	USD SOFR	3.93%	1Y/1Y	03/12/2040	Bank of America Securities, Inc.	(200,000) USD	628	(955)	1,583
Pays	EUR-EURIBOR	2.74%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	216,950 EUR	728	1,200	(472)
Pays	EUR-EURIBOR	2.53%	1Y/6M	03/11/2055	Bank of America Securities, Inc.	108,475 EUR	2,276	1,427	849
Pays	GBP SONIA	4.33%	1Y/1Y	03/08/2055	Bank of America Securities, Inc.	129,260 GBP	2,193	(406)	2,599
Pays	CHF SARON	0.84%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	113,359 CHF	(553)	2,432	(2,985)
Receives	EUR-EURIBOR	1.89%	6M/1Y	03/18/2075	Bank of America Securities, Inc.	(3,796,975) EUR	(31,623)	7,020	(38,643)
Receives	ZAR JIBAR	7.85%	3M/3M	06/19/2030	Bank of America Securities, Inc.	(26,703,072) ZAR	43,126	(30,729)	73,855
Pays	EUR-EURIBOR	2.61%	1Y/6M	03/19/2055	Bank of America Securities, Inc.	2,061,215 EUR	2,519	(2,240)	4,759
Pays	GBP SONIA	4.67%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	258,860 GBP	108	228	(120)
Receives	GBP SONIA	3.41%	1Y/1Y	03/15/2075	Bank of America Securities, Inc.	(776,580) GBP	1,844	180	1,664

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	4.00%	1Y/1Y	03/14/2030	Bank of America Securities, Inc.	(646,750) GBP	$(374)	$(376)	$2
Receives	CHF SARON	0.79%	1Y/1Y	03/20/2035	Bank of America Securities, Inc.	(228,180) CHF	3,368	(385)	3,753
Pays	USD SOFR	3.97%	1Y/1Y	03/20/2040	Bank of America Securities, Inc.	200,000 USD	(1,648)	418	(2,066)
Receives	GBP SONIA	3.99%	1Y/1Y	03/19/2030	Bank of America Securities, Inc.	(649,900) GBP	(578)	(104)	(474)
Pays	USD SOFR	3.79%	1Y/1Y	03/21/2030	Bank of America Securities, Inc.	500,000 USD	(2,497)	824	(3,321)
Receives	SEK STIBOR	3.07%	3M/1Y	03/26/2040	Bank of America Securities, Inc.	(187,639) SEK	2,642	1,062	1,580
Receives	EUR ESTR	2.07%	1Y/1Y	03/25/2026	Bank of America Securities, Inc.	(20,012,375) EUR	8,350	—	8,350
Receives	CHF SARON	0.78%	1Y/1Y	03/27/2035	Bank of America Securities, Inc.	(226,655) CHF	3,039	(285)	3,324
Receives	EUR-EURIBOR	2.63%	6M/1Y	03/31/2055	Bank of America Securities, Inc.	(107,945) EUR	773	(551)	1,324
Receives	SEK STIBOR	3.07%	3M/1Y	04/03/2040	Bank of America Securities, Inc.	(189,955) SEK	2,834	976	1,858
Receives	CHF SARON	0.70%	1Y/1Y	04/02/2035	Bank of America Securities, Inc.	(226,873) CHF	1,393	889	504
Pays	USD SOFR	4.02%	1Y/1Y	04/02/2040	Bank of America Securities, Inc.	200,000 USD	(2,650)	(1,089)	(1,561)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.66%	3M/1Y	06/19/2030	Bank of America Securities, Inc.	(7,461,350) SEK	$16,357	$—	$16,357
Receives	USD SOFR	3.64%	1Y/1Y	06/21/2027	Bank of America Securities, Inc.	(112,000,000) USD	8,617	—	8,617
Receives	USD SOFR	3.66%	1Y/1Y	06/21/2027	Bank of America Securities, Inc.	(112,000,000) USD	36,409	—	36,409
Receives	USD SOFR	3.62%	1Y/1Y	06/21/2027	Bank of America Securities, Inc.	(112,000,000) USD	(37,348)	—	(37,348)
Receives	CHF SARON	0.34%	1Y/1Y	06/19/2030	Bank of America Securities, Inc.	(4,295,241) CHF	(6,450)	—	(6,450)
Pays	USD CPURNSA	2.62%	M/M	04/02/2030	Barclays Bank PLC	20,000,000 USD	(4,847)	—	(4,847)

Total Centrally Cleared Interest Rate Swaps Outstanding							$4,194,979	$(10,028)	$4,205,007

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
CPURNSA	US CPI Urban Consumers NSA
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2025

NYMEX	New York Mercantile Exchange
OMX	Stockholm 30 Index
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
T	At Maturity
TBA	To Be Announced
TONA	Tokyo Overnight Average
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2025

Assets:
Investment in securities, at fair value (cost $2,908,357,210)	$3,037,301,613
Cash	575,921,682
Cash denominated in foreign currencies (cost of $9,580,817)	9,242,662
Segregated cash balance with broker for securities sold short	608,091,626
Segregated cash balance with custodian for derivative financial instruments	276,466,608
Segregated cash balance with counterparties for futures contracts	134,842,816
Segregated cash balance with counterparties for centrally cleared derivatives	211,906,692
Segregated cash balance with counterparties for OTC derivatives	27,935,628
Unrealized appreciation on forward foreign currency exchange contracts	1,712,532
Income receivable	27,755,875
Receivable for investments sold	1,423,848,979
Receivable for Fund shares sold	1,994,157
Receivable for periodic payments from swap contracts	999,304
Variation margin receivable on futures	10,674,297
Variation margin receivable on centrally cleared swaps	22,168,444
Swap contracts, at fair value (net premiums paid $7,762,406)	38,667,005
Receivable from Investment Adviser	899,576
Prepaid expenses and other assets	41,222

Total assets	6,410,470,718

Liabilities:
Securities sold short, at fair value (proceeds of $1,304,926,974)	1,289,320,180
Cash received as collateral from custodian for derivative financial instruments	48,077,804
Cash received as collateral from counterparty for futures contracts	1,318,512
Cash received as collateral for reverse repurchase agreements	2,877,000
Cash received as collateral from counterparty for OTC derivatives	4,219,049
Options written, at fair value (premiums received $20,020,995)	20,006,738
Unrealized depreciation on forward foreign currency exchange contracts	3,056,770
Payable for reverse repurchase agreements	14,110,133
Payable for investments purchased	1,242,083,904
Payable for Fund shares redeemed	4,376,450
Payable for periodic payments from swap contracts	751,904
Variation margin payable on futures	17,962,884
Swap contracts, at fair value (net premiums received $10,130,303)	24,831,232
Dividend and interest income payable on securities sold short	1,661,772
Management fee payable	17,327,952
Payable to Affiliate	2,424,133
Accrued expenses and other liabilities	8,000,132

Total Liabilities	2,702,406,549

Commitments and contingencies	$0

Net assets	$3,708,064,169

Net Assets Consist of:
Paid-in capital	$3,709,054,614
Total distributable earnings (loss)	(990,445)

Net assets	$3,708,064,169

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2025

Net Asset Value:
Class I Shares
Net Assets	$2,626,575,279
Class I Shares outstanding, no par value, unlimited shares authorized	244,252,400

Net asset value per share	$10.75

Class D Shares
Net Assets	$16,330,484
Class D Shares outstanding, no par value, unlimited shares authorized	1,527,543

Net asset value per share	$10.69

Class Y Shares
Net Assets	$1,065,158,406
Class Y Shares outstanding, no par value, unlimited shares authorized	99,721,617

Net asset value per share	$10.68

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2025

Investment Income:
Interest (including net foreign taxes withheld of $0)	$203,482,088
Dividends (including net foreign taxes withheld of $259,362)	12,334,614
Other Income	385,610

Total income	216,202,312

Expenses:
Management fees	70,463,979
Administration fees	4,642,460
Custodian fees	1,722,932
Trustees’ fees	1,006,019
Distribution fees - Class D	43,833
Shareholder service fees	3,318,797
Registration fees	157,877
Printing and postage fees	780,446
Professional fees	7,598,269
Dividends on securities sold short	10,681,822
Interest on securities sold short	12,331,342
Line of credit fee	1,432,555
Other	1,185,870

Total expenses	115,366,201

Expenses recouped (reimbursed) by Investment Adviser	(2,218,104)

Total Net Expenses	113,148,097

Net investment income	103,054,215

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	183,058,456
Net realized gain (loss) on securities sold short	(86,708,186)
Net realized gain (loss) on forward foreign currency exchange contracts	5,833,190
Net realized gain (loss) on foreign currency transactions	(1,111,636)
Net realized gain (loss) on futures contracts	(41,551,141)
Net realized gain (loss) on options written	41,506,514
Net realized gain (loss) on swap contracts	9,692,406
Net change in unrealized appreciation (depreciation) on investments in securities	(89,058,360)
Net change in unrealized appreciation (depreciation) on securities sold short	69,643,108
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,860,260)
Net change in unrealized appreciation (depreciation) on foreign currency translations	305,994
Net change in unrealized appreciation (depreciation) on futures contracts	(26,548,042)
Net change in unrealized appreciation (depreciation) on options written	(6,658,222)
Net change in unrealized appreciation (depreciation) on swap contracts	(583,617)

Net realized and unrealized gain	55,960,204

Net increase in net assets resulting from operations	$159,014,419

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Year Ended 3/31/2025	Year Ended 3/31/2024
Increase (Decrease) in Net Assets Operations:
Net investment income	$103,054,215	$97,661,789
Net realized gain	110,719,603	32,467,991
Net change in unrealized appreciation (depreciation)	(54,759,399)	284,908,673

Net increase in net assets resulting from operations	159,014,419	415,038,453

Distributions:
Distributions from earnings
Class I Shares	(149,028,596)	(95,892,704)
Class D Shares	(902,418)	(623,392)
Class Y Shares	(54,134,559)	(40,565,264)

Total distributions to shareholders	(204,065,573)	(137,081,360)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	847,799,190	494,084,713
Proceeds from sale of Class D Shares	9,396,570	5,902,535
Proceeds from sale of Class Y Shares	200,327,460	207,332,596
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	121,150,272	78,990,395
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	633,175	432,705
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	47,078,846	36,031,207
Shareholder redemptions:
Cost of Class I Shares redeemed	(1,176,120,843)	(1,263,507,587)
Cost of Class D Shares redeemed	(12,011,213)	(9,217,608)
Cost of Class Y Shares redeemed	(300,071,092)	(243,220,149)

Net decrease in net assets resulting from capital transactions	(261,817,635)	(693,171,193)

Net decrease in net assets	(306,868,789)	(415,214,100)

Net Assets:
Beginning of period	4,014,932,958	4,430,147,058

End of period	$3,708,064,169	$4,014,932,958

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Year Ended 3/31/2025	Year Ended 3/31/2024
Share Transactions:
Class I Shares
Beginning of period	263,198,882	329,480,464
Shares issued	77,297,867	47,139,909
Reinvestment in Shares	11,333,047	7,566,130
Shares redeemed	(107,577,396)	(120,987,621)

Net change in shares resulting from share transactions	(18,946,482)	(66,281,582)

End of period	244,252,400	263,198,882

Share Transactions:
Class D Shares
Beginning of period	1,707,045	1,985,357
Shares issued	863,495	562,960
Reinvestment in Shares	59,509	41,606
Shares redeemed	(1,102,506)	(882,878)

Net change in shares resulting from share transactions	(179,502)	(278,312)

End of period	1,527,543	1,707,045

Share Transactions:
Class Y Shares
Beginning of period	104,153,920	103,832,078
Shares issued	18,503,578	20,123,797
Reinvestment in Shares	4,433,036	3,474,562
Shares redeemed	(27,368,917)	(23,276,517)

Net change in shares resulting from share transactions	(4,432,303)	321,842

End of period	99,721,617	104,153,920

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2025

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$159,014,419
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(16,149,304,021)
Proceeds from disposition of investments in securities	16,912,392,306
Proceeds from securities sold short	7,209,096,428
Payments to cover securities sold short	(7,181,685,721)
Short-term investments, net	72,748,889
Premiums paid on closing options written	(24,641,422)
Proceeds from premiums received from options written	85,371,894
Net realized gain (loss) on investments in securities	(183,058,456)
Net realized gain (loss) on securities sold short	86,708,186
Net realized gain (loss) on options written	(41,506,514)
Net change in accretion of bond discount and amortization of bond and swap premium	25,481,680
Net change in unrealized appreciation (depreciation) on investments in securities	89,075,489
Net change in unrealized appreciation (depreciation) on securities sold short	(69,643,108)
Net change in unrealized appreciation (depreciation) on options written	6,658,222
Net change in unrealized appreciation (depreciation) on reverse repurchase agreements	(17,129)
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	94,162
Income receivable	(312,992)
Receivable for periodic payments from swap contracts	2,948,693
Variation margin receivable on futures	15,334,281
Variation margin receivable on centrally cleared swaps	(7,221,100)
Swap contracts, at fair value	(19,895,316)
Receivable from Investment Adviser	(899,576)
Prepaid expenses and other assets	33,240
Increase (decrease) in liabilities:
Cash received as collateral for reverse repurchase agreements	(625,000)
Cash received as collateral from custodian for derivative financial instruments	6,069,269
Cash received as collateral from counterparty for OTC derivatives	956,740
Cash received as collateral from counterparty for centrally cleared derivatives	(3,450,000)
Cash received as collateral from counterparty for futures contracts	(2,458,543)
Unrealized depreciation on forward foreign currency exchange contracts	1,766,098
Swap contracts, at fair value	14,914,233
Variation margin payable on futures	16,535,447
Variation margin payable on centrally cleared swaps	(1,876,673)
Payable for periodic payments from swap contracts	(2,789,207)
Dividend and interest income payable on securities sold short	(2,056,807)
Interest payable on reverse repurchase agreements	(405,142)
Management fee payable	(1,893,311)
Payable to Affiliate	1,561,989
Accrued expenses and other liabilities	(3,334,793)

Net cash provided by operating activities	$1,009,686,834

Cash Flows from Financing Activities:
Proceeds from shares sold	937,914,539
Cost of shares repurchased	(1,368,614,646)
Proceeds from reverse repurchase agreements	435,360,719
Repayment of reverse repurchase agreements	(556,161,499)
Credit facility borrowings	10,000,000
Credit facility repayments	(10,000,000)
Distributions paid (net of reinvestment)	(35,203,280)

Net cash used in financing activities	(586,704,167)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	422,982,669
Unrestricted and restricted cash and foreign currency, beginning of period	1,421,425,045

Unrestricted and restricted cash and foreign currency, end of period	1,844,407,714

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Year Ended March 31, 2025

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$968,242

Non-Cash Financing Activities:
Capital shares issued	$119,073,604

Capital shares redeemed	$(119,073,604)

Capital shares issued in reinvestment of distribution	$168,862,293

Reconciliation of unrestricted and restricted cash to the Consolidated Statement of Assets and Liabilities

	Year Ended March 31, 2025	Year Ended March 31, 2024
Cash	$575,921,682	$374,845,203
Foreign currency at value	9,242,662	15,482,840
Cash Pledged:
Securities sold short	608,091,626	570,195,732
Derivative financial instruments	276,466,608	168,317,267
Futures contracts	134,842,816	123,298,587
Centrally cleared derivatives	211,906,692	132,530,858
OTC derivatives	27,935,628	36,754,558

	$1,844,407,714	$1,421,425,045

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021
Net Asset Value, Beginning of Period	$10.90	$10.19	$10.48	$10.44	$9.08
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.30	0.24	0.01	(0.09)	0.08
Net realized and unrealized gain (loss)	0.17	0.84	(0.30)	0.31	1.60

Total Income (Loss) from Investment Operations	0.47	1.08	(0.29)	0.22	1.68

Less Distributions to Shareholders:
From net investment income	(0.62)	(0.37)	—	—	(0.32)
From net realized capital gains	—	—	—	(0.18)	—

Total Distributions	(0.62)	(0.37)	—	(0.18)	(0.32)

Net Asset Value, End of Period	$10.75	$10.90	$10.19	$10.48	$10.44

Total Return	4.31%	10.73%[2]	(2.77)%	2.09%	18.34%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser[4]	1.24%	1.35%	1.51%	0.96%	0.80%
Management Fees	1.90%	1.89%	1.88%	1.87%	1.87%

Total expenses before recoupment (reimbursement) from Investment Adviser	3.14%	3.24%	3.39%	2.83%	2.67%
Recoupment (reimbursement) from Investment Adviser	(0.08)%	—%[5]	—%[5]	—%[5]	—%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.06%	3.24%	3.39%	2.83%	2.67%

Net investment income (loss)	2.77%	2.33%	0.13%	(0.83)%	0.77%

Supplemental Data:
Net assets, end of period (in thousands)	$2,626,575	$2,868,551	$3,358,347	$3,958,328	$3,637,018
Portfolio turnover	397%[6]	556%[6]	846%[6]	193%	135%

[1]	Calculated using average shares outstanding during the period.
[2]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[5]	There have been no recoupments (reimbursements) from Investment Adviser in the years ended, 2024, 2023, 2022 and 2021. See Note 7.
[6]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 156% for the year ended March 31, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021
Net Asset Value, Beginning of Period	$10.85	$10.16	$10.48	$10.47	$9.10
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.27	0.22	(0.01)	(0.12)	0.05
Net realized and unrealized gain (loss)	0.17	0.83	(0.31)	0.31	1.60

Total Income (Loss) from Investment Operations	0.44	1.05	(0.32)	0.19	1.65

Less Distributions to Shareholders:
From net investment income	(0.60)	(0.36)	—	—	(0.28)
From net realized capital gains	—	—	—	(0.18)	—

Total Distributions	(0.60)	(0.36)	—	(0.18)	(0.28)

Net Asset Value, End of Period	$10.69	$10.85	$10.16	$10.48	$10.47

Total Return	4.06%	10.44%[2]	(3.05)%	1.70%	18.07%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser[4]	1.49%	1.64%	1.78%	1.27%	1.07%
Management Fees	1.90%	1.89%	1.88%	1.87%	1.87%

Total expenses before recoupment (reimbursement) from Investment Adviser	3.39%	3.53%	3.66%	3.14%	2.94%
Recoupment (reimbursement) from Investment Adviser	(0.08)%	(0.03)%	—%[5]	—%[5]	—%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.31%	3.50%	3.66%	3.14%	2.94%

Net investment income (loss)	2.52%	2.08%	(0.14)%	(1.14)%	0.51%

Supplemental Data:
Net assets, end of period (in thousands)	$16,330	$18,519	$20,179	$25,626	$27,031
Portfolio turnover	397%[6]	556%[6]	846%[6]	193%	135%

[1]	Calculated using average shares outstanding during the period.
[2]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[5]	There have been no recoupments (reimbursements) from Investment Adviser in the years ended, 2023, 2022 and 2021. See Note 7.
[6]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 156% for the year ended March 31, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021
Net Asset Value, Beginning of Period	$10.83	$10.13	$10.41	$10.36	$9.02
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.30	0.25	0.02	(0.08)	0.08
Net realized and unrealized gain (loss)	0.17	0.82	(0.30)	0.31	1.59

Total Income (Loss) from Investment Operations	0.47	1.07	(0.28)	0.23	1.67

Less Distributions to Shareholders:
From net investment income	(0.62)	(0.37)	—	—	(0.33)
From net realized capital gains	—	—	—	(0.18)	—

Total Distributions	(0.62)	(0.37)	—	(0.18)	(0.33)

Net Asset Value, End of Period	$10.68	$10.83	$10.13	$10.41	$10.36

Total Return	4.35%	10.74%[2]	(2.69)%	2.10%	18.49%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser[4]	1.14%	1.27%	1.44%	0.86%	0.72%
Management Fees	1.90%	1.89%	1.88%	1.87%	1.87%

Net expenses after recoupment (reimbursement) from Investment Adviser[5]	3.04%	3.16%	3.32%	2.73%	2.59%

Net investment income (loss)	2.80%	2.41%	0.22%	(0.72)%	0.85%

Supplemental Data:
Net assets, end of period (in thousands)	$1,065,158	$1,127,862	$1,051,621	$1,247,505	$1,341,439
Portfolio turnover	397%[6]	556%[6]	846%[6]	193%	135%

[1]	Calculated using average shares outstanding during the period.
[2]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[5]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[6]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 156% for the year ended March 31, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2025

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the year ended March 31, 2025, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of March 31, 2025, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities. The Consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets

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For the Year Ended March 31, 2025

in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2025, the total fair value of Level 3 investments was $49,376,381. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2025, Fair Value Factor was applied to such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At March 31, 2025, the Fund did not have any outstanding unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update (“ASU”) No. 2011-11 for the Fund’s investments in repurchase agreements as of March 31, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2025, the face value of open reverse repurchase agreements for the Fund was $13,974,134. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the year ended March 31, 2025 was approximately $25,041,442, at a weighted average weekly interest rate of 5.27%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreement	Fair Value of Non-Cash Collateral(1),(2)	Cash Collateral Pledged(1)	Net Amount(3)
Citigroup Global Markets Limited	$(14,110,133)	$14,110,133	$—	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral received at March 31, 2025 was $15,021,250 and $2,877,000, respectively.

(2)	The total fair value of non-cash collateral in the table above includes securities valued at $14,110,133 that have been pledged and received as collateral on a reverse repurchase agreement.

(3)	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

	Remaining Contractual Maturity of the Agreements As of March 31, 2025
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Sovereign Debt	$—	$—	$—	$(14,110,133)	$(14,110,133)

Total	$—	$—	$—	$(14,110,133)	$(14,110,133)

Gross amount of recognized liabilities for reverse repurchase agreements					$(14,110,133)

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At March 31, 2025, the Fund had $575,921,682 in domestic cash and $9,242,662 in foreign cash held at State Street Bank and Trust Company (“State Street”). These balances, at year end, exceeded insured limits.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2021, October 31, 2022, and October 31, 2023, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 11) of the Fund or, if elected by the Shareholder, paid in cash.

Value-at-Risk and Collateralization

Rule 18f-4 under the 1940 Act applies to the Fund’s use of derivative investments and certain financing transactions. As required by Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program governing its use of derivatives through, among other things, the application of a value-at-risk based limit to the Fund’s derivatives exposure. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The Fund may mitigate counterparty risk in part by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At March 31, 2025, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities include amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk in part by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of some of the risks of the Fund, including credit and counterparty risk.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of March 31, 2025, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The Fund may transact in to-be announced securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Operating Segments

The Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Operating segments are defined as components of a business that can earn revenues and incur expenses for which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker, or CODM. The Fund’s CODM is, collectively, the Co-Presidents and Treasurer and Principal Financial and Accounting Officer. A single management team reports to the CODM, who manages the entire business.

The CODM has concluded the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in the Prospectus, against which the CODM decides how to allocate resources and assess performance.

Segment assets are reflected in the Fund’s Consolidated Statements of Assets and Liabilities as net assets, which consists primarily of investments at fair value, and significant segment expenses are listed in the accompanying Consolidated Statements of Operations.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvement to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU 2023-09 requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliations, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years begining after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of year end are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

At March 31, 2025, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest	Centrally cleared swaps, at fair value[1]	$5,821,777	Centrally cleared swaps, at fair value[1]	$(1,626,798)
	Swap contracts, at fair value[3]	24,310,769	Swap contracts, at fair value[3]	—
	Unrealized appreciation on futures contracts[1]	2,494,807	Unrealized depreciation on futures contracts[1]	(3,018,489)
	Purchased options, at fair value[2]	3,793,949	Options written, at value	—
Equity	Swap contracts, at fair value[3]	6,833,113	Swap contracts, at fair value[3]	(15,595,453)
	Unrealized appreciation on futures contracts[1]	2,126,047	Unrealized depreciation on futures contracts[1]	(5,821,498)
	Purchased options, at fair value[2]	5,067,198	Options written, at value	(2,887,938)
Commodity	Unrealized appreciation on futures contracts[1]	46,228,252	Unrealized depreciation on futures contracts[1]	(47,796,265)
	Purchased options, at fair value[2]	20,488,832	Options written, at value	(13,490,422)
Credit	Centrally cleared swaps, at fair value[1]	20,033,322	Centrally cleared swaps, at fair value[1]	(4,247,237)
	Swap contracts, at fair value[3]	7,523,123	Swap contracts, at fair value[3]	(9,235,779)
	Purchased options, at fair value[2]	6,731,882	Options written, at value	(3,318,579)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,712,532	Unrealized depreciation on forward foreign currency exchange contracts	(3,056,770)
	Unrealized appreciation on futures contracts[1]	265,455	Unrealized depreciation on futures contracts[1]	(247,327)
	Purchased options, at fair value[2]	3,870,658	Options written, at value	(309,799)

Total		$157,301,716		$(110,652,354)

Amounts not subject to MNA[4]		$100,358,155		$(79,039,355)

Total gross amounts subject to MNA		$56,943,561		$(31,612,999)

[1]

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

[3]	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

[4]	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2025:

Primary Underlying Risk	Average Number of Contracts[1]	Average Notional USD[1]	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	$—	$40,956,164	$(18,864,021)	$22,322,679
Futures contracts	—	96,507,695	(41,891,667)	(1,195,297)
Purchased options[2]	1,924,154,252	(3,296,774)	(11,546,041)	2,953,411
Options written	(1,538,853,966)	1,211,626	5,730,187	(1,653,978)
Equity
Swap contracts	—	519,254,242	31,747,508	(18,065,574)
Futures contracts	—	183,371,543	4,942,262	(9,246,874)
Purchased options[2]	1,706,024	(5,871,091)	(25,169,403)	1,349,341
Options written	(77,497)	2,884,205	28,474,240	(1,432,717)
Commodity
Futures contracts	—	114,869,265	147,800	(15,605,685)
Purchased options[2]	22,971	(1,530,811)	1,253,002	(3,516,994)
Options written	(5,943)	709,564	3,246,635	(2,470,978)
Credit
Swap contracts	—	1,061,560,810	(6,223,860)	(4,227,732)
Purchased options	7,169,811,320	816,787	—	816,787
Options written	(7,169,811,320)	(1,203,484)	—	(1,203,484)
Foreign Exchange
Forward foreign currency exchange contracts	—	306,353,792	5,833,190	(1,860,260)
Swap contracts	—	1,535,428	3,032,779	(612,990)
Futures contracts	—	(61,444,308)	(4,749,536)	(500,186)
Purchased options[2]	993,941,121	(2,915,531)	(23,157,295)	2,269,014
Options written	(89,058,396)	214,076	4,055,452	102,935

			$(43,138,768)	$(31,778,582)

[1]	Averages are based on monthly activity levels during the year ended March 31, 2025.

[2]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLAs and related collateral governed by an SLA (see Note 3).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of March 31, 2025.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2025:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received[1]	Non-Cash Collateral	Net Amount[2]
By Counterparty[3]
Bank of America N.A.	$8,054,352	$(3,410,304)	$(2,965,975)	$—	$1,678,073
Barclays Bank PLC	171,224	(123,753)	(47,471)	—	—
Goldman Sachs International	9,121,519	(2,282,163)	—	—	6,839,356
JP Morgan Chase & Co.	90,685	(20,346)	(10,000)	—	60,339
Morgan Stanley Capital Services LLC	2,174,977	(2,174,977)	—	—	—

Cayman Subsidiary
Bank Of America Merrill Lynch	2,569,344	(9,700)	—	—	2,559,644
Bank of America N.A.	820,580	(686,003)	—	—	134,577
Barclays Bank PLC	799,853	(210,564)	—	—	589,289
Citibank N.A.	1,635,178	(1,621,149)	—	—	14,029
Deutsche Bank AG	758,053	—	—	—	758,053
Goldman Sachs & Co.	557,546	—	—	—	557,546
Goldman Sachs International	16,273,441	(1,725,188)	(13,470,000)	—	1,078,253
J.P. Morgan Securities LLC	1,016,769	(199,242)	(152,205)	—	665,322
JP Morgan Chase Bank N.A.	3,417,648	(1,530,612)	(1,887,036)	—	—
Morgan Stanley & Co. International PLC	367,050	(28,265)	—	—	338,785
Morgan Stanley Capital Services LLC	1,088,014	(892,803)	—	—	195,211
State Street Bank and Trust Company	1,105,451	(687,411)	—	—	418,040
UBS AG	48,033	—	—	—	48,033

Domestic Subsidiary IV
Barclays Bank PLC	2,181,156	(287,813)	—	—	1,893,343
Goldman Sachs & Co.	158,206	(8,434)	—	—	149,772
Goldman Sachs International	128,423	(128,423)	—	—	—
Morgan Stanley & Co. LLC	41,240	—	—	—	41,240
Morgan Stanley Capital Services LLC	4,354,956	(4,354,956)	—	—	—
State Street Bank and Trust Company	9,863	(9,863)	—	—	—

	$56,943,561	$(20,391,969)	$(18,532,687)	$—	$18,018,905

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged[4]	Non-Cash Collateral	Net Amount[5]
By Counterparty[3]
Bank of America N.A.	$(3,410,304)	$3,410,304	$—	$—	$—
Barclays Bank PLC	(123,753)	123,753	—	—	—
Citibank N.A.	(587,934)	—	469,709	—	(118,225)
Goldman Sachs International	(2,282,163)	2,282,163	—	—	—
JP Morgan Chase & Co.	(20,346)	20,346	—	—	—
Morgan Stanley Capital Services LLC	(5,288,786)	2,174,977	3,113,809	—	—

Cayman Subsidiary
Bank Of America Merrill Lynch	(9,700)	9,700	—	—	—
Bank of America N.A.	(686,003)	686,003	—	—	—
Barclays Bank PLC	(210,564)	210,564	—	—	—
Citibank N.A.	(1,621,149)	1,621,149	—	—	—
Goldman Sachs International	(1,725,188)	1,725,188	—	—	—
J.P. Morgan Securities LLC	(199,242)	199,242	—	—	—
JP Morgan Chase Bank N.A.	(1,530,612)	1,530,612	—	—	—
Morgan Stanley & Co. International PLC	(28,265)	28,265	—	—	—
Morgan Stanley Capital Services LLC	(892,803)	892,803	—	—	—
State Street Bank and Trust Company	(687,411)	687,411	—	—	—

Domestic Subsidiary IV
Barclays Bank PLC	(287,813)	287,813	—	—	—
Citibank N.A.	(956,516)	—	956,516	—	—
Goldman Sachs & Co.	(8,434)	8,434	—	—	—
Goldman Sachs International	(984,174)	128,423	—	—	(855,751)
Morgan Stanley Capital Services LLC	(8,384,497)	4,354,956	4,029,541	—	—
State Street Bank and Trust Company	(1,687,342)	9,863	1,677,479	—	—

	$(31,612,999)	$20,391,969	$10,247,054	$—	$(973,976)

[1]	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

[4]	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[5]	Net amount represents the net amount payable to the individual counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$995,003,726	$13,073,759	$12,842,427	$1,020,919,912
Preferred Stock	—	—	2,013,337	2,013,337
Asset-Backed Securities	—	239,664,044	—	239,664,044
Convertible Bonds	—	475,524	337,339	812,863
Bank Debt	—	105,085,206	28,344,124	133,429,330
Corporate Bonds & Notes	—	298,889,942	1,658,736	300,548,678
Sovereign Debt	—	150,885,715	—	150,885,715
Mortgage-Backed Securities	—	627,110,151	—	627,110,151
U.S. Treasury Obligations	—	37,281,862	—	37,281,862
Closed-End Fund	34,471,979	—	—	34,471,979
Exchange-Traded Fund	1,081,030	—	—	1,081,030
Warrants	—	2,224	4,178,965	4,181,189
Rights	—	—	1,294	1,294
Repurchase Agreements	—	48,424,801	—	48,424,801
Money Market Fund	4,858,737	—	—	4,858,737
Purchased Options	23,375,801	16,564,024	12,694	39,952,519
Subtotal	1,058,791,273	1,537,457,252	49,388,916	2,645,637,441
Investments Valued at NAV	—	—	—	391,664,172
Total Investments in Securities	$1,058,791,273	$1,537,457,252	$49,388,916	$3,037,301,613
Other Financial Instruments:
Futures Contracts	51,114,561	—	—	51,114,561
Centrally Cleared Credit Default Swaps	—	20,033,322	—	20,033,322
OTC Credit Default Swaps	—	7,523,123	—	7,523,123
OTC Total Return Swaps	—	27,450,611	—	27,450,611
Variance Swaps	—	3,693,271	—	3,693,271
Forward Foreign Currency Exchange Contracts	—	1,712,532	—	1,712,532
Centrally Cleared Interest Rate Swaps	—	5,821,777	—	5,821,777
Total Investments in Securities and Other Financial Instruments	$1,109,905,834	$1,603,691,888	$49,388,916	$3,154,650,810

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(624,052,104)	$(3,130,336)	$(12,506)	$(627,194,946)
Preferred Stock	—	(15,125)	—	(15,125)
Corporate Bonds & Notes	—	(20,805,190)	—	(20,805,190)
Sovereign Debt	—	(22,064,530)	—	(22,064,530)
Mortgage-Backed Securities	—	(605,971,501)	—	(605,971,501)
U.S. Treasury Obligations	—	(1,446,496)	—	(1,446,496)
Rights	—	—	(29)	(29)
Exchange-Traded Funds	(11,822,363)	—	—	(11,822,363)
Total Securities Sold Short	(635,874,467)	(653,433,178)	(12,535)	(1,289,320,180)
Other Financial Instruments:
Options Written	(16,281,741)	(3,724,997)	—	(20,006,738)
Futures Contracts	(56,883,579)	—	—	(56,883,579)
Centrally Cleared Credit Default Swaps	—	(4,247,237)	—	(4,247,237)
OTC Total Return Swaps	—	(12,700,237)	—	(12,700,237)
Variance Swaps	—	(2,895,216)	—	(2,895,216)
Reverse Repurchase Agreements	—	(14,110,133)	—	(14,110,133)
Forward Foreign Currency Exchange Contracts	—	(3,056,770)	—	(3,056,770)
Centrally Cleared Interest Rate Swaps	—	(1,626,798)	—	(1,626,798)
OTC Credit Default Swaps	—	(9,235,779)	—	(9,235,779)
Total Securities Sold Short and Other Financial Instruments	$(709,039,787)	$(705,030,345)	$(12,535)	$(1,414,082,667)
Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven(1)	N/A	5,218,492	N/A	14,741,736	Semi-Annual	—	19,960,228

Macro Strategies(2)	N/A	N/A	N/A	165,189,483	Monthly with 90 days’ notice	—	165,189,483

Macro Strategies(2)	N/A	N/A	N/A	164,054,610	Daily with 6 days’ notice	—	164,054,610

Macro Strategies(2)	N/A	N/A	N/A	42,459,851	Monthly with 60 days’ notice	—	42,459,851

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2024	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of March 31, 2025	Unrealized Gain/(Loss) as of March 31, 2025
Common Stock	$1,566,885	$4,567,274	$—	$1,773,621	$(6)	$—	$(779,910)	$5,714,563	12,842,427	$4,935,941
Preferred Stock	5,543,438	—	—	—	(4,243,808)	—	(1,573,120)	2,286,827	2,013,337	(341,887)
Bank Debt	48,194,983	—	(6,373,030)	18,121,309	(36,078,675)	276,697	975,315	3,227,525	28,344,124	2,160,044
Convertible Bonds	—	—	—	335,254	—	2	—	2,083	337,339	2,083
Corporate Bonds & Notes	112,270	—	—	4,243,807	—	48,472	—	(2,745,813)	1,658,736	(2,745,813)
Warrants	1,731,814	—	—	—	—	—	—	2,447,151	4,178,965	2,447,151
Rights	1,294	—	—	—	—	—	—	—	1,294	—
Common Stock Sold Short	(11,398)	(22)	—	1,131	(5,969)	—	1,682	2,070	(12,506)	2,070
Purchased Options	—	—	—	171,952	—	—	—	(159,258)	12,694	(159,258)
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	—
OTC Total Return Swaps	68,090	—	—	62,921	53,731	—	(116,652)	(68,090)	—	—

	$57,207,347	$4,567,252	$(6,373,030)	$24,709,995	$(40,274,727)	$325,171	$(1,492,685)	$10,707,058	$49,376,381	$6,300,331

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of March 31, 2025.

Assets	Valuation Technique	Unobservable Input	Fair Value at March 31, 2025		Range of Inputs (Weighted Average)
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$18,913,706		N/A
	Comparable Company Multiples	EBITDA Multiples	5,252,100		10.0x(a)
		Estimated Forward EBITDA	859,353		14.0x(a)
	Distribution Analysis	Expected Distribution Proceeds	3,318,965		N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	12,842,427		N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	1,658,736		N/A
Convertible Bonds	Comparable Company Multiples	Estimated Forward EBITDA	337,339		14.0x(a)
Preferred Stock	Broker-dealer Quotations	Indicative Bid	2,013,337		N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	4,178,965		N/A
Rights	Broker-dealer Quotations	Indicative Bid	1,294		N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	0^		N/A
Purchased Options	Broker-dealer Quotations	Indicative Bid	12,694		N/A

Total Investments in Securities and Other Financial Instruments				$49,388,916

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.
^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Liabilities	Valuation Technique	Unobservable Input	Fair Value at March 31, 2025	Range of Inputs (Weighted Average)
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	$(12,506)	N/A
Rights	Broker-dealer Quotations	Indicative Bid	(29)	N/A
Warrants Sold Short	Broker-dealer Quotations	Indicative Bid	0^	N/A

Total Securities Sold Short and Other Financial Instruments:			$(12,535)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the year ended March 31, 2025, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

1.80%. During the year ended March 31, 2025, the Fund paid the Investment Adviser $70,463,979 in management fees. From this amount, the Investment Adviser paid $44,257,156 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 1.19% of the Fund’s average daily net assets. The Investment Advisor paid, in the aggregate, $3,073,813 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C., Blackstone Liquid Credit Strategies LLC, and Harvest Fund Advisors LLC, each an indirect wholly-owned subsidiary of Blackstone and an affiliate of the Investment Adviser, which amounted to 0.08% of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA). As of March 31, 2025 the Fund has recorded a receivable from the Investment Adviser of $899,576.

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2027 upon written notice to the Fund. This agreement cannot be terminated prior to August 31, 2027 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the three-year period ended March 31, 2025, there were no repayments or potential repayments to the Investment Adviser.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At the year ended March 31, 2025, the Fund has an amount payable to FINCO of $1,834,523.

Blackstone Alternative Asset Management L.P. (“BAAM”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BAAM for such expenses paid on behalf of the Fund. BAAM does not charge any fees for providing such administrative services. At the year ended March 31, 2025, the Fund has an amount payable to BAAM of $558,306.

Blackstone Administrative Services Partnership L.P. (“BASP”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BASP for such expenses paid on behalf of the Fund. BASP does not charge any fees for providing such administrative services. At the year ended March 31, 2025, the Fund has an amount payable to BASP of $31,304.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium. At the year ended March 31, 2025, the amounts related to Arcesium are included in the amount payable to FINCO and BAAM.

8. Other Agreements

State Street Bank serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. BSP., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of their investment and/or their investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investee Funds. Any decision to invest in the Fund should be made after a review of the full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial. The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investee Funds.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those caused by bank closures, epidemics and pandemics, economic, natural, and man-made disasters, government action, rapid technological development, or significant geopolitical events, such as war, terrorism, sanctions, tariffs, or trade disputes could adversely affect the liquidity and volatility of securities held by the Fund and could increase the Fund’s exposure to the other risks detailed in this report. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the investments held by the Fund will underperform the markets, the relevant indices, or the investments selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of the Fund’s securities and other assets from such counterparty will be extinguished, delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, privately placed securities, and/or commodity-related investments may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investee Funds are often illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

securities will not be adequate to make interest or other payments; the quality of the reference securities may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate and principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. For example, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. This risk is elevated compared to historical market conditions because of recent monetary policy measures, the current interest rate environment, and the historically high prevailing inflation rates. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the value of shareholders’ investments in the Fund.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investee Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the year ended March 31, 2025 were as follows:

	Purchases		Sales
	Long-Term	U.S. Government	Long-Term	U.S. Government
Including TBAs	$4,916,277,720	$9,530,042,430	$5,569,610,888	$9,542,260,227
Excluding TBAs	$4,916,277,720	$162,941,121	$5,569,610,888	$158,481,418

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2024. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

The Fund made the following reclassification at March 31, 2025 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, and income from the wholly-owned Cayman Subsidiary as of its tax year ended October 31, 2024. The current year reclassification entry represents an out of period adjustment to correct the amounts recorded in the prior year which did not properly adjust to paid-in capital and distributable earnings/(loss).

Paid-in Capital	Distributable Earnings/(Loss)
$(954,499,581)	$954,499,581

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

The tax basis components of distributable earnings of the Fund at their tax year-ended October 31, 2024 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward[1]
$126,858,290	$—	$(17,464,362)

[1]

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Any such losses, will be deemed to arise on the first day of the next taxable year. For the tax year ended October 31, 2024, short term and long term capital losses of $0 and $17,464,362 respectively, will be carried forward by the Fund.

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2023 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$—	$—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2024 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$137,081,360	$—

The Fund made an ordinary income and capital gains distribution in the amounts of $204,065,573 and $0, respectively to shareholders in December 2024. The final tax character of that distribution will be determined after the Fund’s October 31, 2025 tax year end.

As of March 31, 2025, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,756,707,050	$298,967,783	$(303,393,262)	$(4,425,479)

12. Borrowings Under Credit Facility

As of March 31, 2025, the Fund had a secured revolving borrowing facility (the “Facility”) with State Street Bank in an aggregate principal amount of up to $400,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the State Street. Outstanding borrowings bear interest at a rate equal to 1.35% plus the Overnight Bank Funding Rate (4.33% at March 31, 2025). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Aggregate Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2025

Accrued interest is due no later than April 3, 2025, the termination date of the Facility at which time the Fund and the State Street can agree to extend the existing agreement. For the year ended March 31, 2025, the Fund borrowed $10,000,000 under the Facility, incurring $1,717 in interest. The borrowing was outstanding for one day.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of Blackstone Alternative Multi-Strategy Fund and Subsidiaries and the Board of Directors of Blackstone Alternative Investment Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Strategy Fund and Subsidiaries, one of the portfolios constituting the Blackstone Alternative Investment Funds (the “Fund”), as of March 31, 2025, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

May 29, 2025

We have served as the auditor of one or more Blackstone investment companies since 2010.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are filed herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Registrant’s Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Trustee who is not an “interested person” (as defined in the 1940 Act) of Blackstone Alternative Multi-Strategy Fund (the “Fund”) (each, an “Independent Trustee”) is paid by the Fund at a rate of $150,000 per fiscal year in the aggregate for the services to the Fund (including the Fund’s three wholly-owned and controlled subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Subsidiaries”)). Mr. Brown, who was treated as an Interested Trustee of the Fund from July 21, 2022 through February 25, 2025, was paid by the Fund at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Committee are paid by the Fund an additional $35,000 and $15,000, respectively. The Fund pays for the Trustees’ travel expenses related to Board of Trustees meetings.

The following tables set forth information covering the total compensation payable by the Fund during its fiscal year ended March 31, 2025, to the persons who served as Trustees and officers of the Fund during such period.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation from the Fund
John M. Brown[1]	$130,514
Frank J. Coates	$185,000
Peter M. Gilbert[2]	$112,500
Paul J. Lawler	$150,000
Kristen M. Leopold	$165,000

Interested Trustee:

Name of Independent Trustee	Aggregate Compensation from the Fund
Peter Koffler	None

1

Mr. Brown was treated as an “interested person” of the Fund, as defined in the 1940 Act, due to a family member’s relationship with a Sub-Adviser to the Fund, from July 21, 2022, through February 25, 2025.

2	Mr. Gilbert resigned as a Trustee of the Fund effective December 31, 2024.

The Fund also pays for a portion of the compensation for the Fund’s Chief Compliance Officer. The following table sets forth information covering the total compensation payable by the Fund, during its fiscal year ended March 31, 2025, to the Fund’s Chief Compliance Officer, William Renahan, during the period. No other officer received any compensation from the Fund during the period.

Compensated Officer:

Name of Independent Trustee	Aggregate Compensation from the Fund
Chief Compliance Officer	$101,250

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in-person on November 14, 2024 and February 26-27, 2025, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”) and (ii) a new investment sub-advisory agreement (“New Sub-Advisory Agreement” together with the Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at November meeting)

•	Blackstone Real Estate Special Situations Advisors L.L.C. (“BRESSA”)

•	Fort Baker Capital Management LP (“Fort Baker”)

•	Melqart Asset Management (UK) Limited (“Melqart”)

•	Seiga Asset Management Limited (“Seiga”)

•	Waterfall Asset Management, LLC (“Waterfall”)

Continued Sub-Advisory Agreements (approved at February meeting)

•	Blackstone Liquid Credit Strategies LLC (“BX LCS”)

•	Engelhart CTP Commodity Trading US, LLC (formerly known as TrailStone Commodity Trading US, LLC) (“Engelhart”)

•	Mariner Investment Group, LLC (“Mariner”)

•	Merritt Point Partners LLC (“Merritt Point”)

•	Mesarete Capital LLP (“Mesarete”)

New Sub-Advisory Agreement (approved at February meeting)

•	GLG LLC[1] (“Man GLG”)

The Board noted that BAIA and the Fund relied on an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve any new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements for each of the Sub-Advisers considered at the November 2024 meeting and February 2025 meeting generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s background, investment strategy, investment research and portfolio construction process, investment thesis, and risk management strategy; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and risk characteristics of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and

(3)	a completed sub-adviser 15(c) questionnaire, including any follow-up responses thereto, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information.

The information the Board received in connection with the consideration of the New Sub-Advisory Agreement at its February 2025 meeting generally included:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding the Sub-Adviser, investment strategy, investment research and portfolio construction process, investment thesis, and risk management strategy; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)

a “tear sheet” detailing the performance, returns and investment exposure of the portion of the Fund’s assets allocated to Fir Tree Capital Management LP (“Fir Tree”), an existing sub-adviser to the Fund, and managed according to the PAMLI Global Convexity Strategy (“PAMLI”), which is expected to become a standalone strategy group within Man GLG in the first half of 2025;

(3)	a completed sub-adviser 15(c) questionnaire, which provided the Sub-Adviser’s responses to the Independent Trustees’ request for information; and

(4)	information regarding the Sub-Adviser’s affiliates.

Additionally, the Board received a copy of the new Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

[1]	The New Sub-Advisory Agreement with Man GLG has not been signed as of the date of this Form N-CSR..

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement and the New Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

Except as otherwise noted, the Board considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and financial condition;

(2)	the Sub-Adviser’s strengths;

(3)	the percentage of Fund assets that are, previously were, and/or are expected to be allocated to the Sub-Adviser;

(4)	where applicable, the investment return on assets that are, or were previously, managed by the Sub-Adviser and related investment risks;

(5)	the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products;

(6)	where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(7)	where applicable, the Sub-Adviser’s experience and performance as a sub-adviser to the Fund since its inception or otherwise;

(8)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and

(9)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of each Sub-Adviser. With respect to each Sub-Adviser that previously had been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by such Sub-Adviser (net of trading expenses and sub-advisory fees but gross of investment management fees paid to BAIA and other Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of certain of the following indices: (i) the S&P 500 Index (“SPX”); (ii) the Secured Overnight Financing Rate (“SOFR”) +3%; (iii) the Sub-Adviser’s hedge fund strategy (the “Sub-Adviser Hedge Fund Strategy”); (iv) the HFRI Credit Index (“HFRICI”); (v) the HFRI Equity Hedge Total Index (“HFRIEHTI”); and (vi) the HFRI Macro Total Index (“HFRIMTI”). In addition, the Board considered information about the inception-to-date performance risk measurements of the Fund assets that are or were managed by the Sub-Adviser, if any, and the inception-to-date performance risk measurements of the SPX, SOFR +3%, the Sub-Adviser Hedge Fund Strategy, HFRICI, HFRIEHTI, and HFRIMTI, as applicable, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. The Board evaluated the performance of Fir Tree in connection with the proposed approval of the New Sub-Advisory Agreement with Man GLG. The Board noted that PAMLI, which, at the time of approval, operated as a standalone strategy group within Fir Tree, was expected to become a standalone strategy group within Man GLG. The Board further noted that the same portfolio manager was expected to manage the allocated portion according to the PAMLI strategy being used by Fir Tree at the time of approval.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board considered (i) each Sub-Adviser’s sub-advisory fee or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser to the Fund.

The Board noted that the compensation paid, or to be paid, to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser would not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the applicable Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers. The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, and that the absence or presence of breakpoints in Sub-Advisory Agreements did not directly impact the Fund because BAIA paid the Sub-Advisers out of the fee it received from the Fund (which did not contain breakpoints).

Other Benefits

The Board considered other potential benefits that each Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders, BAIA as applicable. The Board noted that each Sub-Adviser benefited, or would benefit, from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides or would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1(b) under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not on any single controlling factor. The Board also gave due consideration to the recommendations of BAIA, which in each case recommended continuation or approval (as applicable) of the proposed Sub-Advisory Arrangements as in the best interests of the Fund and its shareholders, and BAIA’s belief that the arrangements do not present any conflict of interest from which BAIA or any Sub-Adviser derives an inappropriate advantage. The Independent Trustees were assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Board Approval of the Investment Management Agreement for Blackstone Multi-Strategy Fund, and each of its Wholly-Owned Subsidiaries

At a meeting of the Board held in-person on February 26-27, 2025, the Board, including all of the Independent Trustees, considered and approved (a) the investment management agreement by and between BAIA and the Trust, on behalf of the Blackstone Alternative Multi-Strategy Fund (the “BAMSF Investment Management Agreement”); and (b) the investment management agreements between BAIA and each of the Subsidiaries (collectively, the “Subsidiary Agreements” and together with the BAMSF Investment Management Agreement, the “BAIA Investment Management Agreements”). Because the Subsidiaries are wholly owned subsidiaries of the Fund, and because BAIA provides investment management services to the Fund and its Subsidiaries on a collective basis, the Trustees evaluated the arrangements between BAIA and the Fund collectively with BAIA’s arrangements with the Subsidiaries.

The Independent Trustees were assisted in their review of the BAIA Investment Management Agreements by their independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the BAIA Investment Management Agreements. Before the meeting, the Board received, among other things, (1) materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the continuation of the BAIA Investment Management Agreements; (2) a presentation by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as adviser to the Fund and the Subsidiaries; (3) analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Subsidiaries) as compared with a peer group of funds; (4) analysis of BAIA’s profitability for providing services to the Fund (on a combined basis with the Subsidiaries); and (5) materials prepared by an outside firm, unaffiliated with the Fund or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Subsidiaries) to those of a peer group of funds determined by the Service Provider.

Prior to the meeting, the Board received BAIA’s responses to an information request under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) any material business dealings with the Fund’s service providers; (iii) BAIA’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters.

At the meeting, there was a discussion regarding the materials that had been provided to the Board, the terms of the BAIA Investment Management Agreements, the services being provided by BAIA, and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, determined to renew the BAIA Investment Management Agreements for an additional period of no more than twelve months ending March 31, 2026 on the basis of the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered:

(1)	the background and experience of key investment personnel and BAIA’s ability to attract and retain talent;

(2)	BAIA’s focus on analysis of complex asset categories, including alternative investments;

(3)	BAIA’s disciplined investment approach and commitment to investment principles;

(4)	BAIA’s manager selection and due diligence process;

(5)	BAIA’s direct investing capabilities

(6)	BAIA’s significant risk management, compliance, portfolio allocation, and operational efforts;

(7)	BAIA’s and Blackstone Securities Partners L.P.’s strategic planning for the Fund in the marketplace; and

(8)	BAIA’s oversight of and interaction with sub-advisers and other service providers.

The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the BAIA Investment Management Agreements. The Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Fund’s and the Subsidiaries’ operations, the competitive landscape, and shareholders’ expectations.

Investment Performance of the Investment Adviser

The Board received and considered information about (i) the one-year, three-year, five-year, inception-to-date, and trailing three-quarter performance information (net of fees and expenses), standard deviation (a measurement of volatility), Sharpe ratio (a measurement of risk-adjusted return), and beta ratio (a measure of sensitivity to changes in the price of an index) of the Fund as of December 31, 2024, each as compared to the MSCI World Growth (GD) Index, Bloomberg Global Aggregate Total Return Index (the “Bloomberg Agg”), SPX and HFRX Global Hedge Fund Index (the “Hedge Fund Index”); (ii) the historical monthly performance of the Fund since inception (net of fees and expenses); (iii) information about inception-to-date, trailing three-quarter, one-year, three-year, and five-year performance and risk measurements of the Fund and a group of peer funds selected by BAIA (which included six funds from a peer group selected by a third-party Service Provider) such as (a) annualized return, (b) standard deviation, (c) Sharpe ratio, and (d) beta and alpha against SPX, and (e) beta and alpha against a custom 60/40 benchmark index; and (iv) one-year, two-year, three-year, four-year, five-year and ten-year performance of the Fund as compared to the Service Provider-prepared peer group.

With respect to the Fund, the Board noted that, as of December 31, 2024 (i) the inception-to-date and one-year, three-year, five-year and trailing three-quarter performance returns were less than the corresponding returns of the MSCI World Total Return Index and SPX but greater than the corresponding returns of the Hedge Fund Index and Bloomberg Agg; (ii) the inception-to-date and trailing three-quarter performance returns were greater than the average returns of the BAIA-prepared peer group; (iii) the one-year performance returns were slightly greater than the average returns of the BAIA-prepared peer group; (iv) the three-year performance return was slightly less than the average returns of the BAIA-prepared peer group; and (v) the five-year performance return was less than the average returns of the BAIA-prepared peer group. In this regard, the Board noted BAIA’s broad repositioning of the portfolio commencing in late 2022 and BAIA’s representation that such repositioning had materially contributed to the improved performance profile. The Board also noted market-leading performance at several periods since the strategy’s inception.

Taking into account such factors, the Board concluded that the investment performance generated by BAIA was generally satisfactory and that BAIA was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s and the Subsidiaries’ investment objectives, policies, and strategies, although recognizing that there can be no assurance of any particular investment outcome. The Board also considered BAIA’s continuing efforts to deliver consistent, improved performance.

Fees and Expenses

The Board, including the Independent Trustees, compared the fee and expense ratio of the Fund’s Class I (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2024 against the fee and expense ratios of the Service Provider-prepared peer group. The Board also considered the presentation provided by BAIA and the Service Provider on the appropriateness of the Service Provider-prepared peer group. Specifically, the Board considered data based on information provided by the Service Provider indicating that, for the Fund’s Class I shares: (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate was higher than the fee rate of all thirteen other funds in the Service Provider-prepared peer group; (ii) total net expenses (management fee and expenses after waiver) were higher than all thirteen other funds in the Service Provider-prepared peer group; and (iii) total fees were higher than all thirteen other funds in the Service Provider-prepared peer group. It was noted that the contractual management fee for the Fund was similar to the fee charged by the peer fund with the next-highest number of unaffiliated sub-advisers, likely correlating with the increased cost of managing these more complicated funds.

The Board also took into consideration the peer group analysis prepared by BAIA, which showed fees and expenses of the Fund’s Class I and Class Y shares and a group of eight competitor funds selected by BAIA (including six funds from the Service Provider-prepared peer group). The Board noted that: (i) the contractual (before waivers) management fee rate for the Fund’s Class I and Class Y shares was higher than the fee rate of all eight funds in the BAIA-prepared peer group; (ii) total expenses for the Fund’s Class I and Class Y shares were higher than all but two funds in the BAIA-prepared peer group, and (iii) the net expense ratio of the Fund’s Class I and Class Y shares were higher than those of all eight funds in the BAIA-prepared peer group. The Board noted that certain expense information was not available for

Class R, as no Class R shares were outstanding as of December 31, 2024. The Board considered the Fund’s fees and expenses in light of the scope, quality, and complexity of services provided by BAIA, including the need to compensate a wide variety of high-quality sub-advisers, and Blackstone’s overall brand and reputation, and determined that, given the scope, quality and complexity of services provided by BAIA, the fees, while generally higher than those charged by peers, were appropriate. On the basis of the factors considered and information presented, the Board determined that the Fund’s fees and expenses were reasonable.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to the Fund as well as the revenues earned and expenses incurred by BAIA. The Board considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of the Fund. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support the Fund and its investors as well as the cost to BAIA associated with identifying, retaining, and monitoring the performance of a large number of unaffiliated sub-advisers pursuing a wide variety of investment strategies and investing in a wide range of asset classes. The Board also took into account the entrepreneurial, business, and other risks BAIA has undertaken as investment adviser of the Funds for which it is entitled to reasonable compensation. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique, and highly specialized, nature of the Fund’s investment program, BAIA’s financial information, BAIA’s entrepreneurial, business, and other risks, the estimated overhead costs associated with managing the Fund, and comparisons of estimated profitability in respect of the Fund relative to other Blackstone business lines and Blackstone’s overall profit profile, the Board concluded that the level of investment management fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by the expense limitation agreements.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for the Fund, noting that, for collective net assets of the Fund and its Subsidiaries up to $2.5 billion, the management fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management fees, with the current breakpoint in place, reflected the complexity of the Fund’s and the Subsidiaries’ operations and were reasonable in light of the Fund’s and Subsidiaries’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether the Fund and the Subsidiaries had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other potential benefits that BAIA may receive from the Fund. The Board noted that BAIA indicated that it does not expect to receive significant ancillary, soft dollar, or other “fall out” benefits as a result of its relationship with the Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and its shareholders, and are consistent with industry practice and the best interests of the Fund and its shareholders. Retention of affiliated subadvisors was reviewed as a possible fall out benefit with the recognition that each sub-advisory agreement, whether with an affiliate or not, is subject to consideration by the Board under its normal Section 15(c) processes, generally at least annually.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the BAIA Investment Management Agreements were fair and reasonable with respect to the services that BAIA provides to the Fund it manages and in light of the other factors described above that the Board deemed relevant. The Board, including all of the Independent Trustees, determined to approve the continuation of the BAIA Investment Management Agreements based on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of the Independent Trustees’ independent legal counsel in approving the BAIA Investment Management Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s co-principal executive officers and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

(4)	Not applicable.

(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date:	June 6, 2025

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date:	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date:	June 6, 2025

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date:	June 6, 2025

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

Date:	June 6, 2025